UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-04416

                           PNC Funds

(Exact name of registrant as specified in charter)

One East Pratt Street – 5th Floor

                                      Baltimore, MD 21202

(Address of principal executive offices) (Zip code)

John M. Loder, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

                                     Boston, Massachusetts 02199-3600

(Name and address of agent for service)

Registrant’s telephone number, including area code:   1-800-622-3863

Date of fiscal year end:   May 31

Date of reporting period:   November 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Semi-Annual Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT

November 30, 2012

(Unaudited)

PNC Target Date Funds

PNC Equity Funds

PNC Fixed Income Funds

PNC Tax Exempt
Bond Funds

PNC FUNDS

TARGET DATE FUNDS

Target 2020 Fund

Target 2030 Fund

Target 2040 Fund

Target 2050 Fund

Retirement Income Fund

EQUITY FUNDS

Balanced Allocation Fund

International Equity Fund

Large Cap Core Equity Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Value Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500 Index Fund Small Cap Fund

FIXED INCOME FUNDS Bond Fund Government Mortgage Fund High Yield Bond Fund Intermediate Bond Fund Limited Maturity Bond Fund Total Return Advantage Fund Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Maryland Tax Exempt Bond Fund

Michigan Intermediate Municipal Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Pennsylvania Intermediate Municipal Bond Fund

Tax Exempt Limited Maturity Bond Fund

OTHER PNC FUNDS

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Ohio Municipal Money Market Fund

Pennsylvania Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Target Date Funds, PNC Equity Funds and PNC Fixed Income and Tax Exempt Bond Funds (the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available at pncfunds.com.

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and receives fees for its services. PNC Funds are distributed by PNC Funds Distributor, LLC (“Distributor”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Distributor is not affiliated with PCA and is not a bank.

©2013 The PNC Financial Services Group, Inc. All rights reserved.

TABLE OF CONTENTS
Message from the President		1
Investment Abbreviations and Definitions for Schedules of Investments		7
PNC Target Date Funds
Explanation of Expense Tables		8
	Financial Highlights	Schedule of Investments
Target Date 2020 Fund	9	14
Target Date 2030 Fund	10	16
Target Date 2040 Fund	11	18
Target Date 2050 Fund	12	20
Retirement Income Fund	13	22
Statements of Assets and Liabilities		24
Statements of Operations		27
Statements of Changes in Net Assets		29
PNC Equity Funds
Summary of Portfolio Holdings		31
Explanation of Expense Tables		33
	Financial Highlights	Schedule of Investments
Balanced Allocation Fund	35	46
International Equity Fund	36	54
Large Cap Core Equity Fund	37	59
Large Cap Growth Fund	38	61
Large Cap Value Fund	39	63
Mid Cap Value Fund	40	65
Multi-Factor Small Cap Core Fund	41	67
Multi-Factor Small Cap Growth Fund	42	70
Multi-Factor Small Cap Value Fund	43	73
S&P 500 Index Fund	44	76
Small Cap Fund	45	82
Statements of Assets and Liabilities		85
Statements of Operations		91
Statements of Changes in Net Assets		95
PNC Fixed Income and Tax Exempt Bond Funds
Summary of Portfolio Holdings		99
Explanation of Expense Tables		102
	Financial Highlights	Schedule of Investments
Bond Fund	104	117
Government Mortgage Fund	105	122
High Yield Bond Fund	106	124
Intermediate Bond Fund	107	127
Limited Maturity Bond Fund	108	132
Total Return Advantage Fund	109	136
Ultra Short Bond Fund	110	143
Intermediate Tax Exempt Bond Fund	111	147
Maryland Tax Exempt Bond Fund	112	150
Michigan Intermediate Municipal Bond Fund	113	152
Ohio Intermediate Tax Exempt Bond Fund	114	154
Pennsylvania Intermediate Municipal Bond Fund	115	156
Tax Exempt Limited Maturity Bond Fund	116	158
Statements of Assets and Liabilities		163
Statements of Operations		171
Statements of Changes in Net Assets		175
Notes to Financial Statements		180
Trustees Review and Approval of Advisory and Sub-Advisory Agreements		203
Proxy Voting and Quarterly Schedules of Investments		205

P N C  F u n d s

A    M E S S A G E    F R O M    T H E    P R E S I D E N T

“The housing sector made incremental progress...”

Commentary provided by PNC Capital Advisors, LLC as of January 24, 2013

* Past performance is no guarantee of future results.

Reference to Fund performance throughout assumes performance of Class I shares.

Dear Shareholders:

We are pleased to present this semi-annual report for PNC Equity Funds, PNC Fixed Income and Tax Exempt Bond Funds and the newly-launched PNC Target Date Funds as of November 30, 2012.

The six months ended November 30, 2012 were challenging yet generally rewarding ones for PNC Funds. Highlights of the semi-annual period include the following:

•

Along with the broad equity and fixed income markets, all of the PNC Equity Funds and all of the PNC Fixed Income and Tax Exempt Bond Funds generated positive absolute returns during the semi-annual period. Seven of the 11 PNC Equity Funds also outperformed their respective benchmark index and/or Lipper peer group for the six months ended November 30, 2012 and one performed in line with its respective benchmark index and/or Lipper peer group.* Nine of the 13 PNC Fixed Income and Tax Exempt Bond Funds outperformed or generated returns in line with their respective benchmark index and/or Lipper peer group for the six months ended November 30, 2012.* Such absolute and relative performance is testament, we believe, to the portfolio managers’ consistent emphasis on both risk management and investment opportunity.

•

Effective September 28, 2012, we launched the PNC Target Date Funds, which are professionally managed asset allocation fund-of-funds designed for the retirement investor. The Target Date Funds are comprised of actively-managed Funds that we believe can deliver strong risk-adjusted returns as well as non-proprietary products that provide cost-effective exposure to additional diversifying asset classes, such as global equities, commodities, real estate investment trusts and inflation-protected securities, with the goal of improving the risk and return profile of the Target Date Funds. The year in the name of each Fund refers to the approximate year the investor anticipates retiring. PNC Retirement Income Fund is designed to be a seamless next step investment option for investors once their target date is reached. Our asset allocation strategy — or glide path — begins with the highest equity exposure for younger participants and becomes more conservative as the target date approaches, aligning risk with the investor’s life stage. Everyone has different retirement needs and different withdrawal strategies for their retirement savings. By seeking to reduce risk and minimize exposure to equities in the 10-15 years leading up to retirement, we aim to preserve capital and protect investors’ purchasing power.

We continue to believe that by offering the opportunity to diversify your investments among an array of equity, taxable and tax-exempt fixed income and retirement-oriented mutual funds, PNC Capital Advisors, LLC may help you and/or your adviser fulfill your individual asset allocation objectives.

Before reviewing the financial statements and schedules of investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the financial markets over the six month period from June 1, 2012 to November 30, 2012, especially given the volatility experienced during this semi-annual period.

Economic Review

The U.S. economy muddled along during the semi-annual period. Real Gross Domestic Product (“GDP”) had increased 1.9% in the first quarter of 2012 but then decelerated to 1.3% in the second quarter of 2012 before bouncing back somewhat encouragingly to 2.7% in the third quarter of 2012.

As the annual period began in June 2012, the pace of economic growth had declined noticeably from the steam it had seemed to gather after the relatively mild winter. Most discouraging was the downshift in payroll growth, as average payroll gains dropped from 200,000 in the first quarter to approximately 75,000 in the second quarter. Initial unemployment claims trended higher. Motor vehicle sales and the ISM Purchasing Managers’ manufacturing index retreated from their first quarter levels. Tempered optimism regarding the U.S. economy was set against a challenging global backdrop, as Europe’s seeming reluctance to craft a meaningful long-term solution to its lingering sovereign debt problems and China’s decelerating economic growth brought recession fears back into the national consciousness.

During the third calendar quarter, statistics showed a U.S. economy that appeared to be slowly shrugging off the hesitancy of consumers to spend caused by both domestic concerns and international issues. Automobile sales for September were close to a 15 million annualized rate —a level not seen since March 2008. The housing sector made incremental progress with newly constructed home sales up 27% year-over-year (albeit from a low base), existing home sales increasing to a 4.8 million unit annualized rate, and the Case-Shiller index of housing prices posting a modest increase since last year. Additionally, the low level of interest rates pushed mortgage refinancing levels up 46% year-over-year to the highest level since April 2009. The labor market also improved, as non-farm payrolls grew at a rate of nearly 145,000 a month during the third calendar quarter. The headline unemployment rate dropped below 8%.

The Federal Reserve Bank (the “Fed”), still disappointed with U.S. economic growth, initiated another round of quantitative monetary easing in September 2012. Dubbed QE3, this is the third program of massive bond buying by the U.S. central bank geared to bring interest rates down further and hold them low to encourage both consumers and businesses to borrow. Additionally, the Fed indicated it expects to keep short-term interest rates within the banking system at the near zero level for up to three more years.

In October and November, Europe’s largest economies seemed likely to fall into recession, but U.S. manufacturing activity increased, and the housing market showed additional signs of improvement as new home construction reached a four-year high. The November jobs report was also encouraging, as the U.S. Labor Department reported that employers added 146,000 jobs in November, a number higher than many expected given the impact of superstorm Sandy and budget battles in Washington, D.C. The unemployment rate edged down to 7.7%. October numbers, however, of 171,000 new jobs were revised down to 138,000. Also still overhanging positive developments were concerns about the outlook for corporate earnings, a too-close-to-call November election and whether compromise would be reached regarding the looming fiscal cliff. At the end of November, investors still awaited resolution to the fiscal cliff of automatic spending cuts and higher taxes scheduled to take effect at the end of the calendar year. The high cost of infrastructure repair and business redevelopment following superstorm Sandy and an unexpected drop in consumer spending also remained lingering concerns at the end of the semi-annual period.

“...investors still awaited resolution to the fiscal cliff...”

Commentary provided by PNC Capital Advisors, LLC as of January 24, 2013

P N C   F u n d s

A   M E S S A G E   F R O M   T H E   P R E S I D E N T

“For the semi-annual period as a whole, all U.S. equity segments advanced...”

Commentary provided by PNC Capital Advisors, LLC as of January 24, 2013

Equities

Most of the major U.S. equity indices generated solid positive returns during the six months ended November 30, 2012 despite significant volatility.

As the semi-annual period began in June 2012, the U.S. equity market struggled, driven primarily by disappointing economic data, ongoing sovereign debt troubles in Europe and a slowdown in emerging market growth. A late June agreement by Eurozone leaders to back lagging debt losses and consider a longer-term solution lifted stocks in the month’s final trading session to bring June U.S. equity index returns into positive territory for the year.

Strengthening U.S. economic conditions and accommodation by U.S. and European central banks helped U.S. equity markets rally during the third calendar quarter. Reports are better than expected corporate earnings reports for the second quarter also contributed to equity market increases. The strong quarterly results, however, masked lingering concerns. Shortly after the Fed’s mid-September announcement, investors refocused on the poor outlook in many economies, and the third calendar quarter closed with the U.S. equity market posting consecutive weekly declines. October and November were most affected by corporate earnings announcements and muted guidance. During the third quarter earnings season, revenue and earnings growth proved weak on a year-over-year basis, more companies missed analyst revenue expectations than exceeded expectations, and guidance, when given, was skewed negatively. The close U.S. presidential election and superstorm Sandy that closed the U.S. equity markets for two days in a row at the end of October also weighed on equity market performance. In turn, U.S. equity indices declined slightly in October before rebounding, albeit modestly, in November.

For the semi-annual period as a whole, all U.S. equity segments advanced, with large-cap stocks within the U.S. equity market gaining the most, followed closely by mid-cap stocks and then small-cap stocks. Value stocks outperformed growth stocks across the capitalization spectrum. (All as measured by the Russell Investments indices).

Developed and emerging international equity markets overall, as measured by the MSCI EAFE® Index and the MSCI Emerging Markets Index, respectively, outpaced U.S. equity markets overall during the semi-annual period, despite mixed economic news from many regions. The Purchasing Manager’s Index for the Eurozone indicated a sixteenth consecutive month of contraction in November. Also, the International Monetary Fund reduced its Eurozone and U.K. economic growth forecasts. Moody’s Investors Service put virtually all remaining AAA-rated European countries on credit watch. Overwhelming these factors, international equity markets generally cheered European Central Bank (the “ECB”) president Mario Draghi’s stated commitment to the euro dollar as well as the ECB’s Outright Monetary Transactions program, which put forth a new program of unlimited government bond buying for maturities out to three years. The monetary liquidity provided to the markets by the U.S. and European central banks apparently outweighed the concerns over the European sovereign debt crisis and the looming U.S. fiscal cliff.

Fixed Income

Fixed income markets lagged the equity markets during the semi-annual period, but posted positive, albeit modest, returns, as measured by the Barclays U.S. Aggregate Bond Index.

In early June, the yield on the 10-year U.S. Treasury fell to an all-time low (to that date) of 1.45%, and similarly, the 10-year German bund fell to a low yield of 1.17%, as increased investor risk aversion led to a flight to the quality and liquidity of government bonds. Risk premiums on corporate credit rose, and most risk-based sectors lagged U.S. Treasuries. However, by the end of June, developments in Europe became a key driver of risk sentiment, as Greece held a presidential election that raised concerns about the country potentially exiting the Eurozone, and Spain finally appealed to the European Union for assistance for its banking system. Continued weakness in U.S. and global economic data also weighed on sentiment. As a result, U.S. Treasury yields rose slightly, and non-U.S. Treasury sectors gained ground as Greece elected a pro-Eurozone administration and the European Union agreed to provide support to Spain’s banking system. Even as government bond yields hit new record lows, investors began moving back into higher-yielding corporate and emerging market bonds.

During the third calendar quarter, the announcement of asset purchase programs from the Fed and the ECB, combined with low growth in the U.S. economy, drove yields in multiple fixed income sectors to new lows. Indeed, non-U.S. Treasury sectors outperformed U.S. Treasuries during these months, largely as a function of the market searching for yield in an environment of extremely low interest rates. In addition, investor expectations for more quantitative easing by the Fed increased in August in light of minutes from the August 1 Federal Open Market Committee meeting and Fed Chairman Ben Bernanke’s speech at the Fed’s annual conference in Jackson Hole, Wyoming. In September, the Fed exceeded most expectations for additional quantitative easing, with its announcement of open-ended asset purchases, dubbed QE3, and an extension of the likely period of low short-term interest rates from mid-2014 to at least mid-2015. With the Fed holding short-term interest rates at low levels, demand for higher yielding sectors remained strong. For example, during the quarter, emerging market debt and global high yield corporate bonds were some of the strongest performers. U.S. investment grade and high yield corporate bonds also performed well, as fundamentals remained solid. Default expectations were below average, and access to capital was quite strong, allowing companies to refinance debt and extend near-term maturities. U.S. Treasuries posted positive returns but lagged in comparison.

October and November were comparatively quiet months for the fixed income market, but the trend of the third calendar quarter continued, as investment grade and high yield corporate bonds and emerging market bonds performed best amidst favorable investor sentiment and the ongoing search for yield. The returns of U.S. Treasuries slipped in October as investors gravitated toward the higher-yielding areas of the market, but notably, Treasury inflation protected securities (“TIPS”) performed strongly given a growing demand for protection against the possibility of rising inflation. In November, U.S. Treasuries generated positive returns once again, turning in their best month since July as investors sought potential safe havens from potential market volatility associated with the fiscal cliff negotiations.

“...the yield on the 10-year U.S. Treasury fell to an all-time low...”

Commentary provided by PNC Capital Advisors, LLC as of January 24, 2013

P N C   F u n d s

A   M E S S A G E   F R O M   T H E   P R E S I D E N T

“Despite the shortcomings of the fiscal cliff negotiations, the 5% fiscal drag to GDP has been averted for now.”

Commentary provided by PNC Capital Advisors, LLC as of January 24, 2013

The tax-exempt bond market overall significantly outperformed the taxable fixed income market during the semi-annual period. Notably, the third calendar quarter marked the seventh consecutive quarter of positive returns for the tax-exempt bond market. From June through September, the tax-exempt bond market benefited from declining interest rates, gradual fundamental municipal credit improvement and strong demand trends for municipal securities. The market was further helped by the Fed initiating a third phase of quantitative easing, which placed downward pressure on rates and heightened demand for municipal bonds. Municipal bonds generated positive, albeit modest, returns in October and November, as investor demand remained strong despite the number of downgraded credit ratings outpacing the volume of upgrades and despite concerns that the sector might lose some of its current tax exemption as part of the negotiations related to the fiscal cliff. As it appeared that higher taxes for wealthier Americans would become a near certainty following the November elections, demand for tax-exempt assets rose.

Our View Ahead

At the end of the semi-annual period, we did not view valuation multiples for the various equity indices as expensive, however, we did think the bottom-up consensus earnings estimates expected by Wall Street research analysts were overly optimistic. We viewed the risks and the rewards of the equity markets as balanced. On the fixed income side, we believed valuations were relatively expensive to historical levels. In our view, corporate credit offered the most attractive risk-reward profile among major fixed income sectors. We also believed tax increases would be a positive for legacy municipal bond holders, as municipal bonds currently provide a tax shelter.

We closed 2012 in dramatic fashion as the fiscal cliff negotiations between the Obama administration and the Republican Party went down to the year-end deadline. As we have come to expect, many of the difficult decisions were “kicked down the road,” prolonging some of the uncertainties that have plagued the economic and investment landscape for the last several years. Despite the shortcomings of the fiscal cliff negotiations, the 5% fiscal drag to GDP has been averted for now. The current consensus expectation for 2013 real GDP growth is 2%, a slight deceleration from the 2.2% that was expected in 2012. While some of the uncertainty regarding taxes is now known, uncertainties remain regarding which government spending programs will be impacted, and how that will cause growth expectations to change. Over the past two years, the unemployment rate fell 0.8 and 0.7 percentage points in 2011 and 2012, respectively. If the current rate of job growth continues in 2013, the unemployment rate could drop to around 7.5% or lower by year-end, but paces of the decline may not be as stable due to possible increases in the labor participation rate. We believe that if political uncertainties are put aside the markets will be able to refocus on fundamentals in the U.S. that continue to marginally improve. Like the U.S., Europe continues to struggle with similar debt and fiscal issues, but in the short term, aid packages, and the ECB backing have helped reduce the costs of continuing to finance government operations.

We thank you for maintaining a long-term perspective as a basic tenet of your investment approach.

We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead

Best Regards,

Kevin A. McCreadie

President, PNC Funds

President and Chief Investment Officer

PNC Capital Advisors, LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Funds trading intent.

Commentary provided by PNC Capital Advisors, LLC as of January 24, 2013

P N C   F u n d s

I N V E S T M E N T   A B B R E V I A T I O N S   A N D   D E F I N I T I O N S   F O R   S C H E D U L E S   O F

I N V E S T M E N T S

ADR — American Depository Receipt

AGM — Assured Guaranty Municipal Corporation

AMBAC — American Municipal Bond Assurance Corporation

BAN — Bond Anticipation Note

Cl — Class

ETF — Exchange Traded Fund

ETM — Escrowed to Maturity

FDIC — Federal Deposit Insurance Corporation

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRN —	Floating Rate Note: the rate shown is the rate in effect on November 30, 2012, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

FSA — Financial Security Assurance

GDR — Global Depository Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

IBC — Integrity Building Corporation

LLC — Limited Liability Company

LOC — Letter of Credit

LP — Limited Partnership

MTN — Medium Term Note

NATL-RE — National Public Finance Guarantee Corporation (formerly Municipal Bond Insurance Association)

PLC — Public Limited Company

PSF-GTD — Permanent School Fund - Guaranteed

Q-SBLF — Qualified State Bond Loan Fund

RADIAN — Radian Guaranty, Inc.

RB — Revenue Bond

REIT — Real Estate Investment Trust

SBPA — Standby Bond Purchase Agreement

SONYMA — State of New York Mortgage Agency

STRB — Special Tax Revenue Bond

TAN — Tax Anticipation Note

TLGP — Temporary Liquidity Guarantee Program

VRDN — Variable Rate Demand Note: the rate shown is the rate in effect on November 30, 2012, and the date shown is the next reset or put date.

XLCA — XL Capital Assurance

See Notes to Financial Statements.

P N C   T a r g e t   D a t e   F u n d s

E X P L A N A T I O N   O F   E X P E N S E   T A B L E S

( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges, which are described in the Prospectus. If these transactional costs were included, your costs would be higher.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds.

The Expense Table that appears for your Fund illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of a Fund under the heading “Expenses Paid During Period.” The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (October 1, 2012(1) to November 30, 2012).

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period.The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 10/01/12(1)	Ending Account Value 11/30/12	Annualized Expense Ratio*	Expenses Paid During Period**

Target 2020 Fund(2)
Actual
Class I	$1,000.00	$1,001.00	0.11%	$0.18
Hypothetical***
Class I	1,000.00	1,024.53	0.11	0.55

Target 2030 Fund(2)
Actual
Class I	$1,000.00	$ 999.00	0.11%	$0.18
Hypothetical***
Class I	1,000.00	1,024.53	0.11	0.55

Target 2040 Fund(2)
Actual
Class I	$1,000.00	$ 999.00	0.11%	$0.18
Hypothetical***
Class I	1,000.00	1,024.53	0.11	0.55

	Beginning Account Value 10/01/12(1)	Ending Account Value 11/30/12	Annualized Expense Ratio*	Expenses Paid During Period**

Target 2050 Fund(2)
Actual
Class I	$1,000.00	$1,000.00	0.11%	$0.18
Hypothetical***
Class I	1,000.00	1,024.53	0.11	0.55

Retirement Income Fund(2)
Actual
Class I	$1,000.00	$1,000.00	0.11%	$0.18
Hypothetical***
Class I	1,000.00	1,024.53	0.11	0.55

(1)	Commencement of operations.

(2)

Actual expense calculations for the share class are based on data since commencement of operations (October 1, 2012) and Hypothetical Expense calculations for the share class assumes the share class has been in existence for 183 days, and are based on data since June 1, 2012.

* The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the period (October 1, 2012 to November 30, 2012). The operating expenses of each Fund’s underlying investments are not reflected in the tables above.

** Actual expenses paid during the period are equal to each share class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (61) since commencement of operations, then divided by 365. Hypothetical expenses paid during the period are equal to each share class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the semi-annual period, then divided by 365.

*** Assumes annual return of 5% before expenses.

P N C T a r g e t D a t e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S (U n a u d i t e d)	F o r t h e P e r i o d E n d e d N o v e m b e r 3 0 , 2 0 1 2

Target 2020 Fund
Class I
2012(1)
Net Asset Value, Beginning of Period	$10.00

Net Investment Income(2)(3)	0.02
Realized and Unrealized Gain (Loss) on Investments	(0.01)

Total from Investment Operations	0.01

Dividends from Net Investment Income	–
Distributions from Net Realized Gains	–

Total Distributions	–

Net Asset Value, End of Period	$10.01

Total Return	0.10%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,001
Ratio of Expenses to Average Net Assets(4)	0.11%
Ratio of Net Investment Income to Average Net Assets	0.95%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)(4)	15.36%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(14.30)%
Portfolio Turnover Rate	0%

(1)	Commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Per share data calculated using average shares outstanding method.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

Target 2030 Fund
Class I
2012(1)
Net Asset Value, Beginning of Period	$ 10.00

Net Investment Income(2)(3)	0.01
Realized and Unrealized Gain (Loss) on Investments	(0.02)

Total from Investment Operations	(0.01)

Dividends from Net Investment Income	–
Distributions from Net Realized Gains	–

Total Distributions	–

Net Asset Value, End of Period	$ 9.99

Total Return	(0.10)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$ 999
Ratio of Expenses to Average Net Assets(4)	0.11%
Ratio of Net Investment Income to Average Net Assets	0.87%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)(4)	15.41%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(14.43)%
Portfolio Turnover Rate	0%

(1)	Commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Per share data calculated using average shares outstanding method.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

P N C T a r g e t D a t e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e P e r i o d E n d e d N o v e m b e r 3 0 , 2 0 1 2

Target 2040 Fund
Class I
2012(1)
Net Asset Value, Beginning of Period	$ 10.00

Net Investment Income(2)(3)	0.01
Realized and Unrealized Gain (Loss) on Investments	(0.02)

Total from Investment Operations	(0.01)

Dividends from Net Investment Income	–
Distributions from Net Realized Gains	–

Total Distributions	–

Net Asset Value, End of Period	$ 9.99

Total Return	(0.10)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$ 999
Ratio of Expenses to Average Net Assets(4)	0.11%
Ratio of Net Investment Income to Average Net Assets	0.78%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)(4)	15.43%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(14.54)%
Portfolio Turnover Rate	0%

(1)	Commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Per share data calculated using average shares outstanding method.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

Target 2050 Fund
Class I
2012(1)
Net Asset Value, Beginning of Period	$ 10.00

Net Investment Income(2)(3)	0.01
Realized and Unrealized Gain (Loss) on Investments	(0.01)

Total from Investment Operations	–

Dividends from Net Investment Income	–
Distributions from Net Realized Gains	–

Total Distributions	–

Net Asset Value, End of Period	$10.00

Total Return	0.00%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,049
Ratio of Expenses to Average Net Assets(4)	0.11%
Ratio of Net Investment Income to Average Net Assets	0.75%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)(4)	15.17%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(14.31)%
Portfolio Turnover Rate	1%

(1)	Commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Per share data calculated using average shares outstanding method.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

P N C T a r g e t D a t e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e P e r i o d E n d e d N o v e m b e r 3 0 , 2 0 1 2

Retirement Income Fund
Class I
2012(1)
Net Asset Value, Beginning of Period	$ 10.00

Net Investment Income(2)(3)	0.02
Realized and Unrealized Gain (Loss) on Investments	(0.02)

Total from Investment Operations	–

Dividends from Net Investment Income	–
Distributions from Net Realized Gains	–

Total Distributions	–

Net Asset Value, End of Period	$ 10.00

Total Return	0.00%

Ratios/Supplemental Data
Net Assets End of Period (000)	$ 1,000
Ratio of Expenses to Average Net Assets(4)	0.11%
Ratio of Net Investment Income to Average Net Assets	0.97%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)(4)	15.34%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(14.26)%
Portfolio Turnover Rate	0%

(1)	Commenced operations on October 1, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Per share data calculated using average shares outstanding method.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Does not include expenses of the investment companies in which the Fund invests.

See Notes to Financial Statements.

P N C    T a r g e t    2 0 2 0    F u n d

S C H E D U L E    O F    I N V E S T M E N T S

N o v e m b e r    30 , 2 0 1 2    ( U n a u d i t e d )

	Number of Shares	Value (000)
MUTUAL FUNDS — 91.3%
Commodity Fund — 0.9%
PIMCO Commodity RealReturn Strategy Fund	1,307	$9

Domestic Equity Funds — 26.1%
PNC Large Cap Core Equity Fund,
Class I Shares†	18,581	216
PNC Small Cap Fund,
Class I Shares†	3,101	45

		261

Fixed Income Funds — 43.1%
Eaton Vance Floating-Rate Fund	2,308	21
PNC Bond Fund,
Class I Shares†	21,113	230
PNC High Yield Bond Fund,
Class I Shares†	3,926	33
PNC Limited Maturity Bond Fund,
Class I Shares†	7,505	77
Vanguard Inflation-Protected Securities Fund	2,401	71

		432

International Equity Funds — 11.6%
PNC International Equity Fund,
Class I Shares†	6,102	93
Vanguard Emerging Markets Stock Index Fund	682	23

		116

Money Market Fund — 5.5%
PNC Advantage Institutional Money Market
Fund, Institutional Shares†	55,463	55

Real Estate Fund — 4.1%
Vanguard REIT Index Fund	1,709	41
Total Mutual Funds (Cost $915)		914

EXCHANGE TRADED FUNDS — 9.2%
Commodity Fund — 1.8%
PowerShares DB Commodity Index
Tracking Fund*	656	18

Domestic Equity Funds — 6.6%
iShares Dow Jones Select Dividend Index Fund†	381	22
SPDR S&P Dividend ETF	378	22
WisdomTree LargeCap Dividend Fund	401	22

		66

International Equity Funds — 0.8%
iShares MSCI EAFE Small Cap Index Fund†	92	4
Vanguard FTSE All World ex-US Small-Cap ETF	41	4

		8
Total Exchange Traded Funds (Cost $92)		92

TOTAL INVESTMENTS — 100.5% (Cost $1,007)**		1,006

Other Assets & Liabilities – (0.5)%		(5)
TOTAL NET ASSETS — 100.0%		$1,001

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,007.

Gross unrealized appreciation (000)	$5
Gross unrealized depreciation (000)	(6)

Net unrealized depreciation (000)	$(1)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

The table below presents portfolio holdings as a percentage of total investments for the Fund.

Asset Allocation	%
Fixed Income Funds	42.9%
Domestic Equity Funds	32.5
International Equity Funds	12.3
Money Market Funds	5.5
Real Estate Fund	4.1
Commodity Funds	2.7
100.0%

See Notes to Financial Statements.

P N C   T a r g e t   2 0 2 0   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Exchange Traded Funds	$92	$–	$–	$92

Mutual Funds	914	–	–	914

Total Assets - Investments in Securities	$1,006	$–	$–	$1,006

See Notes to Financial Statements.

P N C   T a r g e t   2 0 3 0   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Number of Shares	Value (000)

MUTUAL FUNDS — 86.9%
Commodity Fund — 1.7%
PIMCO Commodity RealReturn Strategy Fund	2,521	$17

Domestic Equity Funds — 37.7%
PNC Large Cap Core Equity Fund, Class I Shares†	26,640	310
PNC Small Cap Fund, Class I Shares†	4,631	67

		377

Fixed Income Funds — 22.1%
Eaton Vance Floating-Rate Fund	1,943	18
PNC Bond Fund, Class I Shares†	15,151	165
PNC High Yield Bond Fund, Class I Shares†	3,188	27
Vanguard Inflation-Protected Securities Fund	377	11
		221

International Equity Funds — 17.2%
PNC International Equity Fund, Class I Shares†	8,631	132
Vanguard Emerging Markets Stock Index Fund	1,193	40
		172

Money Market Fund — 4.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	45,537	46

Real Estate Fund — 3.6%
Vanguard REIT Index Fund	1,465	35
Total Mutual Funds (Cost $869)		868

EXCHANGE TRADED FUNDS — 13.7%
Commodity Fund — 3.6%
PowerShares DB Commodity Index Tracking Fund*	1,263	36

Domestic Equity Funds — 7.8%
iShares Dow Jones Select Dividend Index Fund†	455	26
SPDR S&P Dividend ETF	452	26
WisdomTree LargeCap Dividend Fund	480	26
		78

International Equity Funds — 2.3%
iShares MSCI EAFE Small Cap Index Fund†	292	12
Vanguard FTSE All World ex-US Small-Cap ETF	129	11
		23

Total Exchange Traded Funds (Cost $138)		137

TOTAL INVESTMENTS — 100.6% (Cost $1,007)**		1,005
Other Assets & Liabilities – (0.6)%		(6)
TOTAL NET ASSETS — 100.0%		$999

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,007.

Gross unrealized appreciation (000)	$6
Gross unrealized depreciation (000)	(8)

Net unrealized depreciation (000)	$(2)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

The table below presents portfolio holdings as a percentage of total investments for the Fund.

Asset Allocation	%
Domestic Equity Funds	45.2%
Fixed Income Funds	22.0
International Equity Funds	19.4
Commodity Funds	5.3
Money Market Funds	4.6
Real Estate Fund	3.5
100.0%

See Notes to Financial Statements.

P N C   T a r g e t   2 0 3 0   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Exchange Traded Funds	$137	$–	$–	$137

Mutual Funds	868	–	–	868

Total Assets - Investments in Securities	$1,005	$–	$–	$1,005

See Notes to Financial Statements.

P N C   T a r g e t   2 0 4 0   F u n d

S C H E D U LE   O F   I N V E S T M E N T S

N o v e m b e r    3 0,   2 0 1 2   ( U n a u d i t e d  )

	Number of Shares	Value (000)
MUTUAL FUNDS — 84.9%
Commodity Fund — 1.7%
PIMCO Commodity RealReturn Strategy Fund	2,521	$17

Domestic Equity Funds — 45.2%
PNC Large Cap Core Equity Fund, Class I Shares†	31,950	372
PNC Small Cap Fund, Class I Shares†	5,553	80

		452

Fixed Income Funds — 10.1%
Eaton Vance Floating-Rate Fund	883	8
PNC Bond Fund, Class I Shares†	6,887	75
PNC High Yield Bond Fund, Class I Shares†	1,449	12
Vanguard Inflation-Protected Securities Fund	171	5

		100

International Equity Funds — 20.7%
PNC International Equity Fund, Class I Shares†	10,419	159
Vanguard Emerging Markets Stock Index Fund	1,422	48

		207

Money Market Fund — 3.6%
PNC Advantage Institutional Money Market
Fund, Institutional Shares†	35,586	36

Real Estate Fund — 3.6%
Vanguard REIT Index Fund	1,465	36
Total Mutual Funds
(Cost $848)		848

EXCHANGE TRADED FUNDS — 15.6%
Commodity Fund — 3.5%
PowerShares DB Commodity Index Tracking Fund*	1,263	35

Domestic Equity Funds — 9.4%
iShares Dow Jones Select Dividend Index Fund†	546	31
SPDR S&P Dividend ETF	541	32
WisdomTree LargeCap Dividend Fund	575	31

		94

International Equity Funds — 2.7%
iShares MSCI EAFE Small Cap Index Fund†	348	14
Vanguard FTSE All World ex-US Small-Cap ETF	154	13

		27
Total Exchange Traded Funds (Cost $158)		156

TOTAL INVESTMENTS — 100.5% (Cost $1,006)**		1,004

Other Assets & Liabilities – (0.5)%		(5)
TOTAL NET ASSETS — 100.0%		$999

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,006.

Gross unrealized appreciation (000)	$7
Gross unrealized depreciation (000)	(9)

Net unrealized depreciation (000)	$(2)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

The table below presents portfolio holdings as a percentage of total investments for the Fund.

Asset Allocation	%
Domestic Equity Funds	54.3%
International Equity Funds	23.3
Fixed Income Funds	10.0
Commodity Funds	5.2
Money Market Fund	3.6
Real Estate Fund	3.6
100.0%

See Notes to Financial Statements.

P N C   T a r g e t   2 0 4 0   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Exchange Traded Funds	$156	$–	$–	$156

Mutual Funds	848	–	–	848

Total Assets - Investments in Securities	$1,004	$–	$–	$1,004

See Notes to Financial Statements.

P N C   T a r g e t   2 0 5 0   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Number of Shares	Value (000)

MUTUAL FUNDS — 84.4%
Commodity Fund — 1.6%
PIMCO Commodity RealReturn Strategy Fund	2,362	$16

Domestic Equity Funds — 48.3%
PNC Large Cap Core Equity Fund, Class I Shares†	36,006	419
PNC Small Cap Fund, Class I Shares†	6,087	88

		507

Fixed Income Funds — 6.7%
Eaton Vance Floating-Rate Fund	619	6
PNC Bond Fund, Class I Shares†	4,835	53
PNC High Yield Bond Fund, Class I Shares†	1,009	8
Vanguard Inflation-Protected Securities Fund	120	4

		71

International Equity Funds — 21.3%
PNC International Equity Fund, Class I Shares†	11,212	171
Vanguard Emerging Markets Stock Index Fund	1,546	52

		223

Money Market Fund — 3.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	35,094	35

Real Estate Fund — 3.2%
Vanguard REIT Index Fund	1,366	33
Total Mutual Funds (Cost $884)		885

EXCHANGE TRADED FUNDS — 16.1%
Commodity Fund — 3.1%
PowerShares DB Commodity Index Tracking Fund*	1,187	33

Domestic Equity Funds — 10.1%
iShares Dow Jones Select Dividend Index Fund†	613	36
SPDR S&P Dividend ETF	604	35
WisdomTree LargeCap Dividend Fund	654	35

		106

International Equity Funds — 2.9%
iShares MSCI EAFE Small Cap Index Fund†	386	15
Vanguard FTSE All World ex-US Small-Cap ETF	172	15
		30
Total Exchange Traded Funds (Cost $170)		169

TOTAL INVESTMENTS — 100.5% (Cost $1,054)**		1,054

Other Assets & Liabilities – (0.5)%		(5)
TOTAL NET ASSETS — 100.0%		$1,049

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,054.

Gross unrealized appreciation (000)	$8
Gross unrealized depreciation (000)	(8)

Net unrealized appreciation (depreciation) (000)	$–

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

The table below presents portfolio holdings as a percentage of total investments for the Fund.

Asset Allocation	%
Domestic Equity Funds	58.3%
International Equity Funds	24.0
Fixed Income Funds	6.7
Commodity Funds	4.6
Money Market Fund	3.3
Real Estate Fund	3.1
100.0%

See Notes to Financial Statements.

P N C   T a r g e t   2 0 5 0   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Exchange Traded Funds	169	–	–	169

Mutual Funds	885	–	–	885

Total Assets - Investments in Securities	$1,054	$–	$–	$1,054

See Notes to Financial Statements.

P N C   R e t i r e m e n t   I n c o m e   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Number of Shares	Value (000)

MUTUAL FUNDS — 92.9%
Commodity Fund — 0.6%
PIMCO Commodity RealReturn Strategy Fund	934	$6

Domestic Equity Funds — 17.8%
PNC Large Cap Core Equity Fund, Class I Shares†	12,668	148
PNC Small Cap Fund, Class I Shares†	2,114	30
		178

Fixed Income Funds — 55.1%
Eaton Vance Floating-Rate Fund	1,232	11
PNC Bond Fund, Class I Shares†	20,500	224
PNC High Yield Bond Fund, Class I Shares†	2,696	22
PNC Limited Maturity Bond Fund, Class I Shares†	21,860	223
Vanguard Inflation-Protected Securities Fund	2,401	71
		551

International Equity Funds — 5.8%
PNC International Equity Fund, Class I Shares†	3,051	46
Vanguard Emerging Markets Stock Index Fund	341	12
		58

Money Market Fund — 10.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	105,522	106

Real Estate Fund — 3.0%
Vanguard REIT Index Fund	1,220	30
Total Mutual Funds (Cost $929)		929

EXCHANGE TRADED FUNDS — 7.6%
Commodity Fund — 1.3%
PowerShares DB Commodity Index Tracking Fund*	467	13

Domestic Equity Funds — 5.9%
iShares Dow Jones Select Dividend Index Fund†	346	20
SPDR S&P Dividend ETF	344	20
WisdomTree LargeCap Dividend Fund	365	20
		60

International Equity Funds — 0.4%
iShares MSCI EAFE Small Cap Index Fund†	46	2
Vanguard FTSE All World ex-US Small-Cap ETF	20	1
		3
Total Exchange Traded Funds (Cost $77)		76

TOTAL INVESTMENTS — 100.5% (Cost $1,006)**		1,005
Other Assets & Liabilities – (0.5)%		(5)
TOTAL NET ASSETS — 100.0%		$1,000

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $1,006.

Gross unrealized appreciation (000)	$3
Gross unrealized depreciation (000)	(4)

Net unrealized depreciation (000)	$(1)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

The table below presents portfolio holdings as a percentage of total investments for the Fund.

Asset Allocation	%
Fixed Income Funds	54.8%
Domestic Equity Funds	23.7
Money Market Funds	10.5
International Equity Funds	6.1
Real Estate Fund	3.0
Commodity Funds	1.9
100.0%

See Notes to Financial Statements.

P N C   R e t i r e m e n t   I n c o m e   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Exchange Traded Funds	$76	$–	$–	$76

Mutual Funds	929	–	–	929

Total Assets - Investments in Securities	$1,005	$–	$–	$1,005

See Notes to Financial Statements.

P N C   T a r g e t   D a t e   F u n d s

S T A T E M E N T S   O F   A S S E T S   A N D   L I A B I L I T I E S   ( 0 0 0 )

N o v e m b e r   3 0 ,   2 0 1 2   ( U n a u d i t e d )

	Target 2020 Fund	Target 2030 Fund	Target 2040 Fund

ASSETS
Investments in non-affiliates at value	$231	$220	$225
Investments in affiliates at value	775	785	779

Total Investments at value(1)	1,006	1,005	1,004

Receivable from Adviser	13	13	13

Total Assets	1,019	1,018	1,017

LIABILITIES
Administration fees payable	4	4	4
Custodian fees payable	4	4	4
Transfer agent fees payable	2	2	2
Trustees’ fees payable	3	3	3
Other liabilities	5	6	5

Total Liabilities	18	19	18

TOTAL NET ASSETS	$1,001	$999	$999

Investments in non-affiliates at cost	$232	$223	$226
Investments in affiliates at cost	775	784	780

(1)Total Investments at cost	$1,007	$1,007	$1,006

NET ASSETS:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$1,000	$1,000	$1,000
Undistributed Net Investment Income	2	1	1
Net Unrealized Depreciation on Investments	(1)	(2)	(2)

Total Net Assets	$1,001	$999	$999

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$1,000,815	$999,459	$998,971

Class I shares outstanding	100,000	100,000	100,000

Net Asset Value, Offering and Redemption Price Per Share	$10.01	$9.99	$9.99

See Notes to Financial Statements.

P N C   T a r g e t   D a t e   F u n d s

S T A T E M E N T S   O F   A S S E T S   A N D   L I A B I L I T I E S   ( 0 0 0 )

N o v e m b e r   3 0 ,   2 0 1 2   ( U n a u d i t e d )

	Target 2050 Fund	Retirement Income Fund

ASSETS
Investments in non-affiliates at value	$229	$184
Investments in affiliates at value	825	821

Total Investments at value(1)	1,054	1,005

Dividends and interest receivable	–	1
Receivable from Adviser	13	12

Total Assets	1,067	1,018

LIABILITIES
Administration fees payable	3	3
Custodian fees payable	4	4
Transfer agent fees payable	2	2
Trustees’ fees payable	3	3
Other liabilities	6	6

Total Liabilities	18	18

TOTAL NET ASSETS	$1,049	$1,000

Investments in non-affiliates at cost	$231	$184
Investments in affiliates at cost	823	822

(1)Total Investments at cost	$1,054	$1,006

NET ASSETS:

Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$1,048	$1,000
Undistributed Net Investment Income	1	1
Net Unrealized Appreciation (Depreciation) on Investments	–	(1)

Total Net Assets	$1,049	$1,000

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$1,048,854	$1,000,485

Class I shares outstanding	104,911	100,000

Net Asset Value, Offering and Redemption Price Per Share	$10.00	$10.00

See Notes to Financial Statements.

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P N C   T a r g e t   D a t e   F u n d s

S T A T E M E N T S   O F   O P E R A T I O N S   ( 0 0 0 )

F o r   t h e   P e r i o d   E n d e d   N o v e m b e r   3 0 ,   2 0 1 2   ( U n a u d i t e d )

	Target 2020 Fund*	Target 2030 Fund*
Investment Income:
Dividends	$1	$1
Income from affiliate(1)	1	1
Total Investment Income	2	2
Expenses:
Administration fees	6	6
Transfer agent fees	2	2
Custodian fees	4	4
Professional fees	7	7
Printing and shareholder reports	1	1
Registration and filing fees	2	2
Trustees’ fees	2	3
Miscellaneous	1	1
Total Expenses	25	26
Less:
Adviser expense reimbursement(1)	(25)	(25)
Net Expenses	–	1
Net Investment Income	2	1
Realized and Unrealized Gain (Loss) on Investments:
Net change in unrealized appreciation (depreciation) on investments	(1)	(2)
Net Gain (Loss) on Investments	(1)	(2)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1	$(1)

*	Commenced operations on October 1, 2012.
(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Target 2040 Fund*	Target 2050 Fund*	Retirement Income Fund*

$ –	$ –	$ 2
1	1	–
1	1	2

6	6	6
2	2	2
4	4	4
7	7	7
1	1	1
2	2	2
3	3	3
–	–	1
25	25	26

(25)	(25)	(25)
–	–	1
1	1	1

(2)	–	(1)
(2)	–	(1)
$ (1)	$ 1	$ –

See Notes to Financial Statements.

P N C   T a r g e t   D a t e   F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )   ( U n a u d i t e d )

	Target 2020 Fund	Target 2030 Fund	Target 2040 Fund
	For the Period October 1, 2012**- November 30, 2012	For the Period October 1, 2012**- November 30, 2012	For the Period October 1, 2012**- November 30, 2012
Investment Activities:
Net investment income	$2	$1	$1
Net change in unrealized appreciation (depreciation) on investments	(1)	(2)	(2)

Net increase (decrease) in net assets resulting from operations	1	(1)	(1)

Share Transactions:
Proceeds from shares issued:
Class I	1,000	1,000	1,000

Increase in net assets from share transactions	1,000	1,000	1,000

Total increase in net assets	1,001	999	999

Net Assets:
Beginning of period	–	–	–

End of period*	$1,001	$999	$999

*Including undistributed net investment income	$2	$1	$1

**Commencement	of Operations

See Notes to Financial Statements.

Target 2050 Fund	Retirement Income Fund
For the Period October 1, 2012**- November 30, 2012	For the Period October 1, 2012**- November 30, 2012

$ 1	$ 1

–	(1)

1	–

1,048	1,000

1,048	1,000

1,049	1,000

–	–

$ 1,049	$ 1,000

$ 1	$ 1

See Notes to Financial Statements.

P N C   E q u i t y   F u n d s

S U M M A R Y   O F   P O R T F O L I O   H O L D I N G S

( U n a u d i t e d )

The tables below present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the PNC Equity Funds as of November 30, 2012.

Balanced Allocation Fund
Domestic Common Stocks	41.0%
U.S. Treasury Obligations	13.2
Corporate Bonds	13.0
Exchange Traded Funds	9.5
Foreign Common Stocks	9.3
U.S. Government Agency Mortgage-Backed Obligations	6.5
Money Market Fund	5.8
Commercial Mortgage-Backed Security	0.9
Asset Backed Security	0.3
Collateralized Mortgage Obligation	0.3
Preferred Stocks	0.1
Transportation Revenue Bond	0.1
100.0%

International Equity Fund
United Kingdom	20.9%
Japan	11.8
Germany	11.7
Switzerland	6.9
France	5.3
Sweden	4.7
Ireland	4.3
China	3.7
Twenty-three other countries	25.7
Money Market Fund	5.0
100.0%

Large Cap Core Equity Fund
Information Technology	17.4%
Financials	15.3
Healthcare	13.7
Consumer Discretionary	12.4
Consumer Staples	11.5
Energy	9.6
Industrials	9.4
Materials	4.3
Utilities	2.9
Telecommunication Services	2.3
Exchange Traded Fund	0.8
Money Market Fund	0.4
100.0%

Large Cap Growth Fund
Information Technology	29.1%
Consumer Discretionary	17.7
Healthcare	13.2
Consumer Staples	13.1
Industrials	11.7
Materials	4.8
Financials	4.8
Energy	3.2
Money Market Fund	1.5
Telecommunication Services	0.9
100.0%

Large Cap Value Fund
Financials	18.4%
Healthcare	17.1
Consumer Staples	13.7
Energy	12.3
Information Technology	11.4
Industrials	9.9
Consumer Discretionary	5.7
Utilities	4.2
Money Market Fund	3.7
Telecommunication Services	1.9
Materials	1.7
100.0%

Mid Cap Value Fund
Financials	27.4%
Consumer Staples	14.8
Industrials	17.3
Information Technology	9.8
Energy	7.2
Utilities	7.2
Healthcare	7.0
Materials	4.9
Consumer Discretionary	3.9
Money Market Fund	0.5
100.0%

Multi-Factor Small Cap Core Fund
Financials	24.8%
Industrials	15.9
Information Technology	15.8
Consumer Discretionary	13.4
Healthcare	10.7
Energy	6.2
Materials	6.1
Consumer Staples	2.6
Utilities	2.5
Exchange Traded Fund	1.1
Telecommunication Services	0.7
Money Market Fund	0.2
100.0%

Multi-Factor Small Cap Growth Fund
Industrials	21.5%
Information Technology	20.8
Healthcare	18.2
Consumer Discretionary	16.1
Financials	9.1
Energy	5.8
Materials	5.5
Consumer Staples	2.8
Money Market Fund	0.2
100.0%

Multi-Factor Small Cap Value Fund
Financials	38.3%
Information Technology	13.1
Consumer Discretionary	11.8
Industrials	9.8
Energy	7.3
Materials	6.0
Utilities	5.5
Healthcare	5.1
Consumer Staples	2.4
Money Market Fund	0.7
100.0%

S&P 500 Index Fund
Information Technology	18.7%
Financials	14.7
Healthcare	11.7
Consumer Discretionary	11.1
Energy	10.9
Consumer Staples	10.7
Industrials	9.8
Utilities	3.4
Materials	3.4
Telecommunication Services	3.0
Exchange Traded Fund	1.5
Money Market Fund	1.1
100.0%

Small Cap Fund
Industrials	23.7%
Financials	23.2
Consumer Discretionary	18.2
Information Technology	13.5
Healthcare	8.2
Energy	6.9
Consumer Staples	2.6
Money Market Fund	2.4
Materials	1.3
100.0%

P N C   E q u i t y   F u n d s

E X P L A N A T I O N   O F   E X P E N S E   T A B L E S

( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which is described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the period (June 1, 2012 to November 30, 2012).

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2012 to November 30, 2012).

The Expense Table that appears in your Fund’s overview illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/12	Ending Account Value 11/30/12	Annual- ized Expense Ratio	Expenses Paid During Period*

Balanced Allocation Fund
Actual
Class I	$1,000.00	$1,075.29	1.00%	$ 5.20
Class A	1,000.00	1,073.45	1.29	6.71
Class C	1,000.00	1,069.46	2.00	10.38
Hypothetical**
Class I	1,000.00	1,020.05	1.00	5.06
Class A	1,000.00	1,018.60	1.29	6.53
Class C	1,000.00	1,015.04	2.00	10.10

International Equity Fund
Actual
Class I	$1,000.00	$1,173.21	1.24%	$ 6.75
Class A	1,000.00	1,171.31	1.54	8.39
Class C	1,000.00	1,166.94	2.25	12.21
Hypothetical**
Class I	1,000.00	1,018.86	1.24	6.27
Class A	1,000.00	1,017.34	1.54	7.79
Class C	1,000.00	1,013.80	2.25	11.34

Large Cap Core Equity Fund
Actual
Class I	$1,000.00	$1,084.39	0.94%	$ 4.91
Class A	1,000.00	1,082.74	1.22	6.35
Class C	1,000.00	1,079.10	1.94	10.09
Hypothetical**
Class I	1,000.00	1,020.36	0.94	4.76
Class A	1,000.00	1,018.97	1.22	6.16
Class C	1,000.00	1,015.37	1.94	9.78

	Beginning Account Value 06/01/12	Ending Account Value 11/30/12	Annual- ized Expense Ratio	Expenses Paid During Period*

Large Cap Growth Fund
Actual
Class I	$1,000.00	$1,062.97	0.98%	$ 5.07
Class A	1,000.00	1,061.91	1.28	6.62
Class C	1,000.00	1,057.91	1.98	10.21
Hypothetical**
Class I	1,000.00	1,020.16	0.98	4.96
Class A	1,000.00	1,018.65	1.28	6.48
Class C	1,000.00	1,015.14	1.98	10.00

Large Cap Value Fund
Actual
Class I	$1,000.00	$1,076.79	1.03%	$ 5.36
Class A	1,000.00	1,074.67	1.33	6.92
Class C	1,000.00	1,071.40	2.03	10.55
Hypothetical**
Class I	1,000.00	1,019.90	1.03	5.22
Class A	1,000.00	1,018.40	1.33	6.73
Class C	1,000.00	1,014.89	2.03	10.26

Mid Cap Value Fund
Actual
Class I	$1,000.00	$1,054.55	1.22%	$ 6.29
Class A	1,000.00	1,053.21	1.54	7.93
Class C	1,000.00	1,049.96	2.24	11.52
Hypothetical**
Class I	1,000.00	1,018.95	1.22	6.18
Class A	1,000.00	1,017.35	1.54	7.79
Class C	1,000.00	1,013.83	2.24	11.31

* Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

** Assumes annual return of 5% before expenses.

	Beginning Account Value 06/01/12	Ending Account Value 11/30/12	Annualized Expense Ratio	Expenses Paid During Period*

Multi-Factor Small Cap Core Fund
Actual
Class I	$1,000.00	$1,140.37	0.95%	$ 5.10
Class A	1,000.00	1,138.91	1.25	6.68
Hypothetical**
Class I	1,000.00	1,020.31	0.95	4.81
Class A	1,000.00	1,018.83	1.25	6.30

Multi-Factor Small Cap Growth Fund
Actual
Class I	$1,000.00	$1,083.97	0.95%	$ 4.96
Class A	1,000.00	1,082.55	1.23	6.42
Class C	1,000.00	1,078.18	1.95	10.16
Hypothetical**
Class I	1,000.00	1,020.31	0.95	4.81
Class A	1,000.00	1,018.90	1.23	6.23
Class C	1,000.00	1,015.29	1.95	9.86

Multi-Factor Small Cap Value Fund
Actual
Class I	$1,000.00	$1,100.16	1.25%	$ 6.58
Class A	1,000.00	1,096.94	1.54	8.10
Class C	1,000.00	1,094.27	2.25	11.82
Hypothetical**
Class I	1,000.00	1,018.81	1.25	6.32
Class A	1,000.00	1,017.35	1.54	7.79
Class C	1,000.00	1,013.78	2.25	11.36

	Beginning Account Value 06/01/12	Ending Account Value 11/30/12	Annualized Expense Ratio	Expenses Paid During Period*

S&P 500 Index Fund
Actual
Class I	$1,000.00	$1,090.37	0.36%	$ 1.90
Class A	1,000.00	1,089.44	0.62	3.24
Class C	1,000.00	1,086.09	1.36	7.12
Hypothetical**
Class I	1,000.00	1,023.25	0.36	1.84
Class A	1,000.00	1,021.97	0.62	3.13
Class C	1,000.00	1,018.24	1.36	6.89

Small Cap Fund
Actual
Class I	$1,000.00	$1,107.00	1.26%	$ 6.68
Class A	1,000.00	1,105.97	1.58	8.35
Class C	1,000.00	1,100.67	2.27	11.97
Hypothetical**
Class I	1,000.00	1,018.73	1.26	6.40
Class A	1,000.00	1,017.14	1.58	7.99
Class C	1,000.00	1,013.67	2.27	11.47

* Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

** Assumes annual return of 5% before expenses.

P N C E q u i t y F u n d s F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )

S e l e c t e d  P e r  S h a r e  D a t a  a n d  R a t i o s

F o r  t h e  S i x  M o n t h s  E n d e d  N o v e m b e r  3 0 ,  2 0 1 2

a n d  f o r  t h e  Y e a r s  E n d e d  M a y  3 1 ,

u n l e s s  o t h e r w i s e  i n d i c a t e d

	Balanced Allocation Fund
	Class I								Class A
	2012*	2012		2011	2010	2009	2008		2012*	2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.47	$10.74		$9.07	$8.24	$10.89	$11.86		$10.51	$10.77		$9.08	$8.26	$10.90	$11.88

Net Investment Income(1)	0.08	0.17		0.14	0.15	0.20	0.22		0.07	0.15		0.12	0.12	0.18	0.20
Realized and Unrealized Gain (Loss) on Investments	0.71	(0.26)		1.67	0.83	(2.65)	(0.24)		0.70	(0.26)		1.68	0.83	(2.65)	(0.25)

Total from Investment Operations	0.79	(0.09)		1.81	0.98	(2.45)	(0.02)		0.77	(0.11)		1.80	0.95	(2.47)	(0.05)

Payment by Affiliate(1)	–	–	**(2)	–	–	–	–	**(3)	–	–	**(2)	–	–	–	–	**(3)

Dividends from Net Investment Income	(0.09)	(0.18)		(0.14)	(0.15)	(0.20)	(0.24)		(0.07)	(0.15)		(0.11)	(0.13)	(0.17)	(0.22)
Distributions from Net Realized Gains	–	–		–	–	–	(0.71)		–	–		–	–	–	(0.71)

Total Distributions	(0.09)	(0.18)		(0.14)	(0.15)	(0.20)	(0.95)		(0.07)	(0.15)		(0.11)	(0.13)	(0.17)	(0.93)

Net Asset Value, End of Period	$11.17	$10.47		$10.74	$9.07	$8.24	$10.89		$11.21	$10.51		$10.77	$9.08	$8.26	$10.90

Total Return†	7.53%	(0.75	)%(2)	20.21%	11.92%	(22.58)%	(0.28)%		7.35%	(0.95	)%(2)	19.96%	11.52%	(22.68)%	(0.61)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$48,478	$45,922		$80,603	$81,917	$137,909	$200,150		$10,342	$10,439		$12,791	$13,487	$13,863	$17,959
Ratio of Expenses to Average Net Assets	1.00%	1.00%		1.02%	1.02%	1.02%	0.98%		1.29%	1.20	%(4)	1.31%	1.33%	1.27%	1.23%
Ratio of Net Investment Income to Average Net Assets	1.54%	1.64%		1.46%	1.72%	2.37%	2.00%		1.26%	1.41	%(4)	1.17%	1.33%	2.11%	1.75%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.17%	1.12%		1.07%	1.02%	1.02%	0.98%		1.46%	1.42%		1.36%	1.33%	1.27%	1.23%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.37%	1.52%		1.41%	1.72%	2.37%	2.00%		1.09%	1.19%		1.12%	1.33%	2.11%	1.75%
Portfolio Turnover Rate	31%	63%		76%	115%	93%	126%		31%	63%		76%	115%	93%	126%

	Balanced Allocation Fund
	Class C
	2012 *	2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.41	$10.67		$9.00	$8.21	$10.84	$11.81

Net Investment Income(1)	0.03	0.06		0.04	0.05	0.12	0.11
Realized and Unrealized Gain (Loss) on Investments	0.69	(0.25)		1.66	0.82	(2.64)	(0.24)

Total from Investment Operations	0.72	(0.19)		1.70	0.87	(2.52)	(0.13)

Payment by Affiliate(1)	–	–	**(2)	–	–	–	–	**(3)

Dividends from Net Investment Income	(0.03)	(0.07)		(0.03)	(0.08)	(0.11)	(0.13)
Distributions from Net Realized Gains	–	–		–	–	–	(0.71)

Total Distributions	(0.03)	(0.07)		(0.03)	(0.08)	(0.11)	(0.84)

Net Asset Value, End of Period	$11.10	$10.41		$10.67	$9.00	$8.21	$10.84

Total Return†	6.95%	(1.73	)%(2)	18.97%	10.64%	(23.24)%	(1.25)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$840	$798		$895	$1,223	$1,182	$2,026
Ratio of Expenses to Average Net Assets	2.00%	2.00%		2.02%	2.05%	1.99%	1.96%
Ratio of Net Investment Income to Average Net Assets	0.54%	0.61%		0.46%	0.61%	1.41%	1.02%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.17%	2.13%		2.07%	2.05%	1.99%	1.96%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.37%	0.48%		0.41%	0.61%	1.41%	1.02%
Portfolio Turnover Rate	31%	63%		76%	115%	93%	126%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the year ended May 31, 2012, a payment was made by the Adviser to offset a trade error in the Fund. The payment, net of the trade error, had no impact on the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.
(4)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.09% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 4 in Notes to Financial Statements.

See Notes to Financial Statements.

	International Equity Fund
	Class I								Class A
	2012*	2012		2011	2010	2009	2008(1)		2012*	2012		2011	2010	2009	2008(1)
Net Asset Value, Beginning of Period	$12.99	$16.30		$12.14	$10.94	$17.94	$18.12		$12.90	$16.15		$12.03	$10.86	$17.78	$17.93

Net Investment Income (Loss)(2)	0.02	0.18		0.16	0.14	0.14	0.27		–	0.14		0.11	0.09	0.11	0.21
Realized and Unrealized Gain (Loss) on Investments	2.23	(3.31)		4.13	1.07	(6.83)	(0.27)		2.21	(3.26)		4.09	1.08	(6.77)	(0.24)

Total from Investment Operations	2.25	(3.13)		4.29	1.21	(6.69)	–		2.21	(3.12)		4.20	1.17	(6.66)	(0.03)

Payment by Affiliate(2)	–	–	**(3)	–	–	–	–	**(4)	–	–	**(3)	–	–	–	–	**(4)

Contributions of Capital by Affiliate(2)	–	–	**(5)	–	–	–	–		–	–	**(5)	–	–	–	–

Dividends from Net Investment Income	–	(0.18)		(0.13)	(0.01)	(0.31)	(0.18)		–	(0.13)		(0.08)	–	(0.26)	(0.12)
Distributions from Net Realized Gains	–	–		–	–	–	–		–	–		–	–	–	–

Total Distributions	–	(0.18)		(0.13)	(0.01)	(0.31)	(0.18)		–	(0.13)		(0.08)	–	(0.26)	(0.12)

Net Asset Value, End of Period	$15.24	$12.99		$16.30	$12.14	$10.94	$17.94		$15.11	$12.90		$16.15	$12.03	$10.86	$17.78

Total Return†	17.32%	(19.18	)%(3)(5)	35.41%	11.09%	(36.94)%	0.01%		17.13%	(19.30	)%(3)(5)	35.00%	10.77%	(37.15)%	(0.18)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$344,121	$301,919		$364,468	$311,574	$238,121	$406,546		$8,257	$7,757		$11,493	$10,498	$10,174	$19,319
Ratio of Expenses to Average Net Assets	1.24%	1.23%		1.23%	1.21%	1.28%	1.23%		1.54%	1.42	%(6)	1.53%	1.53%	1.53%	1.48%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.23%	1.26%		1.13%	1.11%	1.21%	1.53%		(0.07)%	0.97	%(6)	0.79%	0.69%	0.94%	1.28%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.24%	1.23%		1.23%	1.21%	1.34%	1.38%		1.54%	1.53%		1.53%	1.53%	1.60%	1.63%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	0.23%	1.26%		1.13%	1.11%	1.15%	1.38%		(0.07)%	0.86%		0.79%	0.69%	0.87%	1.13%
Portfolio Turnover Rate	16%	31%		38%	74%	37%	43%		16%	31%		38%	74%	37%	43%
	International Equity Fund
	Class C
	2012*	2012		2011	2010	2009	2008(1)
Net Asset Value, Beginning of Period	$12.46	$15.59		$11.63	$10.57	$17.14	$17.30

Net Investment Income (Loss)(2)	(0.05)	0.03		0.02	0.02	0.01	0.07
Realized and Unrealized Gain (Loss) on Investments	2.14	(3.15)		3.94	1.04	(6.47)	(0.23)

Total from Investment Operations	2.09	(3.12)		3.96	1.06	(6.46)	(0.16)

Payment by Affiliate(2)	–	–	**(3)	–	–	–	–	**(4)

Contributions of Capital by Affiliate(2)	–	–	**(5)	–	–	–	–

Dividends from Net Investment Income	–	(0.01)		– **	–	(0.11)	–
Distributions from Net Realized Gains	–	–		–	–	–	–

Total Distributions	–	(0.01)		–	–	(0.11)	–

Net Asset Value, End of Period	$14.55	$12.46		$15.59	$11.63	$10.57	$17.14

Total Return†	16.69%	(19.98	)%(3)(5)	34.05%	10.03%	(37.58)%	(0.93)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$331	$313		$451	$358	$314	$988
Ratio of Expenses to Average Net Assets	2.25%	2.23%		2.23%	2.22%	2.23%	2.20%
Ratio of Net Investment Income to Average Net Assets	(0.77)%	0.19%		0.16%	0.15%	0.08%	0.56%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.25%	2.23%		2.23%	2.22%	2.31%	2.35%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	(0.77)%	0.19%		0.16%	0.15%	0.00%	0.41%
Portfolio Turnover Rate	16%	31%		38%	74%	37%	43%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Redemption fees received during the year had no effect on the net asset value.
(2)	Per share data calculated using average shares outstanding method.
(3)

During the year ended May 31, 2012, a payment was made by the Adviser to offset a trade error in the Fund. The payment, net of the trade error, had no impact on the total return of the Fund. See Note 11 in Notes to Financial Statements.

(4)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.
(5)

During the year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. The payment had no impact on the total return of the Fund. See Note 10 in Notes to Financial Statements.

(6)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 4 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 2
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Large Cap Core Equity Fund
	Class I								Class A
	2012*	2012	2011	2010		2009	2008		2012*	2012		2011	2010		2009	2008
Net Asset Value, Beginning of Period	$10.79	$10.96	$8.60	$7.30		$11.77	$13.48		$10.57	$10.73		$8.42	$7.19		$11.60	$13.33

Net Investment Income (Loss)(1)	0.07	0.12	0.10	0.05		0.05	–	**	0.05	0.10		0.07	0.02		0.03	(0.03)
Realized and Unrealized Gain (Loss) on Investments	0.84	(0.17)	2.35	1.31		(4.35)	(0.58)		0.82	(0.17)		2.31	1.23		(4.29)	(0.59)

Total from Investment Operations	0.91	(0.05)	2.45	1.36		(4.30)	(0.58)		0.87	(0.07)		2.38	1.25		(4.26)	(0.62)

Payment by Affiliate(1)	–	–	–	–		–	–	**(2)	–	–		–	–		–	–	**(2)

Dividends from Net Investment Income	(0.06)	(0.12)	(0.09)	(0.06)		(0.04)	(0.09)		(0.04)	(0.09)		(0.07)	(0.02)		(0.02)	(0.07)
Distributions from Net Realized Gains	–	–	–	–		(0.13)	(1.04)		–	–		–	–		(0.13)	(1.04)
Total Distributions	(0.06)	(0.12)	(0.09)	(0.06)		(0.17)	(1.13)		(0.04)	(0.09)		(0.07)	(0.02)		(0.15)	(1.11)

Net Asset Value, End of Period	$11.64	$10.79	$10.96	$8.60		$7.30	$11.77		$11.40	$10.57		$10.73	$8.42		$7.19	$11.60

Total Return†	8.44%	(0.46)%	28.69%	18.68%		(36.46)%	(4.72)%		8.27%	(0.67)%		28.32%	17.45%		(36.63)%	(5.05)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$24,860	$17,840	$14,431	$13,924		$121,950	$201,994		$2,588	$2,596		$3,466	$3,407		$3,343	$5,361
Ratio of Expenses to Average Net Assets	0.94%	0.94%	0.94%	0.84%		0.96%	0.92%		1.22%	1.13	%(3)	1.23%	1.29%		1.21%	1.17%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.20%	1.13%	1.05%	0.65%		0.59%	0.02%		0.89%	0.92	%(3)	0.76%	0.25%		0.34%	(0.23)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.20%	1.26%	1.28%	1.05%		0.96%	0.92%		1.48%	1.55%		1.57%	1.64%		1.21%	1.17%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	0.94%	0.81%	0.71%	0.44%		0.59%	0.02%		0.63%	0.50%		0.42%	(0.09)%		0.34%	(0.23)%
Portfolio Turnover Rate	32%	60%	79%	383	%(4)	89%	83%		32%	60%		79%	383	%(4)	89%	83%

	Large Cap Core Equity Fund
	Class C
	2012*	2012	2011	2010		2009	2008
Net Asset Value, Beginning of Period	$9.84	$10.01	$7.86	$6.75		$10.95	$12.70

Net Investment Income (Loss)(1)	0.01	0.01	0.01	(0.03)		(0.03)	(0.11)
Realized and Unrealized Gain (Loss) on Investments	0.77	(0.16)	2.16	1.14		(4.04)	(0.56)

Total from Investment Operations	0.78	(0.15)	2.17	1.11		(4.07)	(0.67)

Payment by Affiliate(1)	–	–	–	–	**	–	–	**(2)

Dividends from Net Investment Income	(0.01)	(0.02)	(0.02)	–	**	–	(0.04)
Distributions from Net Realized Gains	–	–	–	–		(0.13)	(1.04)

Total Distributions	(0.01)	(0.02)	(0.02)	–		(0.13)	(1.08)

Net Asset Value, End of Period	$10.61	$9.84	$10.01	$7.86		$6.75	$10.95

Total Return†	7.91%	(1.49)%	27.59%	16.48%		(37.05)%	(5.69)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$107	$128	$178	$149		$148	$315
Ratio of Expenses to Average Net Assets	1.94%	1.94%	1.94%	1.99%		1.92%	1.89%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.17%	0.12%	0.06%	(0.45)%		(0.39)%	(0.95)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.20%	2.27%	2.28%	2.34%		1.92%	1.89%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.09)%	(0.21)%	(0.28)%	(0.79)%		(0.39)%	(0.95)%
Portfolio Turnover Rate	32%	60%	79%	383	%(4)	89%	83%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.
(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.09% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 4 in Notes to Financial Statements.

(4)	During the period ended May 31, 2010, the portfolio turnover rate increased as a result of significant shareholder redemptions during the period.

See Notes to Financial Statements.

	Large Cap Growth Fund
	Class I								Class A
	2012*	2012	2011	2010		2009	2008		2012*	2012		2011	2010		2009	2008
Net Asset Value, Beginning of Period	$17.31	$17.24	$13.42	$11.57		$18.53	$20.80		$16.96	$16.88		$13.14	$11.35		$18.17	$20.47

Net Investment Income (Loss)(1)	0.07	0.11	0.07	0.06		0.06	(0.04)		0.04	0.07		0.02	0.01		0.03	(0.12)
Realized and Unrealized Gain (Loss) on Investments	1.02	0.05	3.86	1.82		(6.96)	(0.38)		1.01	0.05		3.78	1.80		(6.83)	(0.33)

Total from Investment Operations	1.09	0.16	3.93	1.88		(6.90)	(0.42)		1.05	0.12		3.80	1.81		(6.80)	(0.45)

Payment by Affiliate(1)	–	–	–	–		–	0.01	(2)	–	–		–	–		–	0.01	(2)

Dividends from Net Investment Income	–	(0.09)	(0.11)	(0.03)		(0.06)	–		–	(0.04)		(0.06)	(0.02)		(0.02)	–
Distributions from Net Realized Gains	–	–	–	–		–	(1.86)		–	–		–	–		–	(1.86)

Total Distributions	–	(0.09)	(0.11)	(0.03)		(0.06)	(1.86)		–	(0.04)		(0.06)	(0.02)		(0.02)	(1.86)

Net Asset Value, End of Period	$18.40	$17.31	$17.24	$13.42		$11.57	$18.53		$18.01	$16.96		$16.88	$13.14		$11.35	$18.17

Total Return†	6.30%	0.98%	29.32%	16.31%		(37.24)%	(2.60	)%(3)	6.19%	0.71%		28.96%	15.95%		(37.40)%	(2.79	)%(3)

Ratios/Supplemental Data
Net Assets End of Period (000)	$55,040	$56,731	$80,188	$96,561		$178,605	$444,181		$11,747	$12,159		$15,282	$14,797		$14,664	$24,234
Ratio of Expenses to Average Net Assets	0.98%	0.98%	0.98%	0.95%		0.98%	0.92%		1.28%	1.17	%(4)	1.28%	1.28%		1.24%	1.17%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.79%	0.63%	0.44%	0.44%		0.46%	(0.22)%		0.49%	0.43	%(4)	0.13%	0.11%		0.24%	(0.47)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.13%	1.09%	1.07%	0.99%		0.98%	0.92%		1.44%	1.39%		1.37%	1.33%		1.24%	1.17%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	0.64%	0.52%	0.35%	0.40%		0.46%	(0.22)%		0.33%	0.21%		0.04%	0.06%		0.24%	(0.47)%
Portfolio Turnover Rate	38%	61%	71%	165	%(5)	93%	92%		38%	61%		71%	165	%(5)	93%	92%

	Large Cap Growth Fund
	Class C
	2012*	2012	2011	2010		2009	2008
Net Asset Value, Beginning of Period	$15.54	$15.55	$12.14	$10.55		$16.98	$19.38

Net Investment Income (Loss)(1)	(0.02)	(0.06)	(0.08)	(0.07)		(0.06)	(0.22)
Realized and Unrealized Gain (Loss) on Investments	0.92	0.05	3.49	1.66		(6.37)	(0.33)

Total from Investment Operations	0.90	(0.01)	3.41	1.59		(6.43)	(0.55)

Payment by Affiliate(1)	–	–	–	–		–	0.01	(2)

Dividends from Net Investment Income	–	–	–	–		– **	–
Distributions from Net Realized Gains	–	–	–	–		–	(1.86)

Total Distributions	–	–	–	–		–	(1.86)

Net Asset Value, End of Period	$16.44	$15.54	$15.55	$12.14		$10.55	$16.98

Total Return†	5.79%	(0.06)%	28.09%	15.07%		(37.85)%	(3.49	)%(3)

Ratios/Supplemental Data
Net Assets End of Period (000)	$230	$216	$286	$242		$230	$500
Ratio of Expenses to Average Net Assets	1.98%	1.98%	1.98%	1.99%		1.94%	1.89%
Ratio of Net Investment Loss to Average Net Assets	(0.20)%	(0.38)%	(0.57)%	(0.59)%		(0.49)%	(1.19)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.14%	2.08%	2.07%	2.03%		1.94%	1.89%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(0.36)%	(0.48)%	(0.66)%	(0.64)%		(0.49)%	(1.19)%
Portfolio Turnover Rate	38%	61%	71%	165	%(5)	93%	92%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.
(3)

During the year ended May 31, 2008, 0.05% of Class I, Class A, and Class C total returns was attributable to a one-time payment resulting from an agreement between the Adviser and the Trust regarding marketing budget arrangements. Excluding this item, the total returns would have been (2.65)%, (2.84)%, and (3.59)% for Class I, Class A, and Class C, respectively.

(4)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 4 in Notes to Financial Statements.

(5)	During the period ended May 31, 2010, the portfolio turnover rate increased as a result of significant shareholder redemptions.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 2
F I N A N C I A L H I G H L I G H T S (U n a u d i t e d )
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Large Cap Value Fund
	Class I							Class A
	2012*	2012	2011	2010	2009	2008		2012*	2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$13.60	$14.22	$11.62	$10.72	$16.76	$20.99		$13.56	$14.16		$11.57	$10.68	$16.68	$20.91

Net Investment Income(1)	0.10	0.21	0.17	0.18	0.27	0.28		0.08	0.18		0.13	0.14	0.23	0.23
Realized and Unrealized Gain (Loss) on Investments	0.94	(0.62)	2.61	0.92	(5.75)	(2.33)		0.93	(0.62)		2.60	0.92	(5.72)	(2.32)

Total from Investment Operations	1.04	(0.41)	2.78	1.10	(5.48)	(2.05)		1.01	(0.44)		2.73	1.06	(5.49)	(2.09)

Payment by Affiliate(1)	–	–	–	–	–	–	**(2)	–	–		–	–	–	–	**(2)

Dividends from Net Investment Income	(0.10)	(0.21)	(0.18)	(0.20)	(0.27)	(0.32)		(0.08)	(0.16)		(0.14)	(0.17)	(0.22)	(0.28)
Distributions from Net Realized Gains	–	–	–	–	(0.29)	(1.86)		–	–		–	–	(0.29)	(1.86)

Total Distributions	(0.10)	(0.21)	(0.18)	(0.20)	(0.56)	(2.18)		(0.08)	(0.16)		(0.14)	(0.17)	(0.51)	(2.14)

Net Asset Value, End of Period	$14.54	$13.60	$14.22	$11.62	$10.72	$16.76		$14.49	$13.56		$14.16	$11.57	$10.68	$16.68

Total Return†	7.68%	(2.86)%	24.18%	10.25%	(32.68)%	(10.26)%		7.47%	(3.03)%		23.81%	9.86%	(32.84)%	(10.48)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$99,905	$102,960	$152,015	$210,282	$292,811	$611,529		$21,906	$22,020		$28,623	$28,699	$30,435	$52,495
Ratio of Expenses to Average Net Assets	1.03%	0.99%	0.97%	0.93%	0.96%	0.91%		1.33%	1.18	%(3)	1.27%	1.25%	1.22%	1.16%
Ratio of Net Investment Income to Average Net Assets	1.41%	1.53%	1.32%	1.49%	2.20%	1.52%		1.11%	1.35	%(3)	1.03%	1.17%	1.98%	1.27%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.03%	0.99%	0.97%	0.93%	0.96%	0.91%		1.33%	1.29%		1.27%	1.25%	1.22%	1.16%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.41%	1.53%	1.32%	1.49%	2.20%	1.52%		1.11%	1.24%		1.03%	1.17%	1.98%	1.27%
Portfolio Turnover Rate	11%	23%	69%	52%	65%	104%		11%	23%		69%	52%	65%	104%

	Large Cap Value Fund
	Class C
	2012*	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$13.34	$13.95	$11.39	$10.52	$16.43	$20.66

Net Investment Income(1)	0.03	0.07	0.04	0.05	0.15	0.09
Realized and Unrealized Gain (Loss) on Investments	0.92	(0.61)	2.57	0.91	(5.64)	(2.29)

Total from Investment Operations	0.95	(0.54)	2.61	0.96	(5.49)	(2.20)

Payment by Affiliate(1)	–	–	–		–	–	**(2)

Dividends from Net Investment Income	(0.03)	(0.07)	(0.05)	(0.09)	(0.13)	(0.17)
Distributions from Net Realized Gains	–	–	–	–	(0.29)	(1.86)

Total Distributions	(0.03)	(0.07)	(0.05)	(0.09)	(0.42)	(2.03)

Net Asset Value, End of Period	$14.26	13.34	13.95	$11.39	$10.52	$16.43

Total Return†	7.14%	(3.85)%	22.96%	9.11%	(33.31)%	(11.13)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$121	$126	$152	$218	$259	$440
Ratio of Expenses to Average Net Assets	2.03%	1.99%	1.96%	1.95%	1.92%	1.88%
Ratio of Net Investment Income to Average Net Assets	0.41%	0.54%	0.32%	0.46%	1.29%	0.55%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.03%	1.99%	1.96%	1.95%	1.92%	1.88%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.41%	0.54%	0.32%	0.46%	1.29%	0.55%
Portfolio Turnover Rate	11%	23%	69%	52%	65%	104%
* For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.

** Amount represents less than $0.005 per share.

† Total return excludes sales charge.

(1)	Per share data calculated using average shares outstanding method.
(2)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.
(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 4 in Notes to Financial Statements.

See Notes to Financial Statements.

	Mid Cap Value Fund
	Class I							Class A
	2012*	2012	2011	2010	2009	2008		2012*	2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.10	$13.35	$10.80	$8.68	$13.48	$16.61		$12.03	$13.19		$10.67	$8.59	$13.30	$16.38

Net Investment Income(1)	0.03	0.08	0.06	0.07	0.12	0.12		0.01	0.07		0.03	0.04	0.09	0.09
Realized and Unrealized Gain (Loss) on Investments	0.63	(1.23)	2.64	2.07	(4.75)	(2.28)		0.63	(1.21)		2.60	2.04	(4.67)	(2.26)

Total from Investment Operations	0.66	(1.15)	2.70	2.14	(4.63)	(2.16)		0.64	(1.14)		2.63	2.08	(4.58)	(2.17)

Payment by Affiliate(1)	–	–	–	–	–	–	**(2)	–	–		–	–	–	–	**(2)

Dividends from Net Investment Income	–	(0.10)	(0.15)	(0.02)	(0.17)	(0.26)		–	(0.02)		(0.11)	–	(0.13)	(0.20)
Distributions from Net Realized Gains	–	–	–	–	–	(0.71)		–	–		–	–	–	(0.71)

Total Distributions	–	(0.10)	(0.15)	(0.02)	(0.17)	(0.97)		–	(0.02)		(0.11)	–	(0.13)	(0.91)

Net Asset Value, End of Period	$12.76	$12.10	$13.35	$10.80	$8.68	$13.48		$12.67	$12.03		$13.19	$10.67	$8.59	$13.30

Total Return†	5.46%	(8.61)%	25.12%	24.64%	(34.22)%	(13.21)%		5.32%	(8.63)%		24.72%	24.21%	(34.33)%	(13.42)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$4,316	$29,129	$72,744	$74,331	$96,510	$216,224		$9,563	$11,561		$36,945	$48,515	$46,524	$94,590
Ratio of Expenses to Average Net Assets	1.22%	1.06%	1.02%	1.01%	1.08%	1.01%		1.54%	1.14	%(3)	1.32%	1.32%	1.33%	1.26%
Ratio of Net Investment Income to Average Net Assets	0.51%	0.67%	0.53%	0.72%	1.24%	0.83%		0.23%	0.58	%(3)	0.24%	0.38%	0.96%	0.58%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.25%	1.06%	1.02%	1.01%	1.21%	1.26%		1.66%	1.36%		1.32%	1.32%	1.45%	1.51%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.48%	0.67%	0.53%	0.72%	1.11%	0.58%		0.11%	0.36%		0.24%	0.38%	0.84%	0.33%
Portfolio Turnover Rate	17%	23%	32%	66%	73%	58%		17%	23%		32%	66%	73%	58%

	Mid Cap Value Fund
	Class C
	2012*	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.61	$12.83	$10.36	$8.40	$13.06	$16.13

Net Investment Income (Loss)(1)	(0.03)	(0.04)	(0.05)	(0.03)	0.02	(0.02)
Realized and Unrealized Gain (Loss) on Investments	0.61	(1.18)	2.52	1.99	(4.58)	(2.22)

Total from Investment Operations	0.58	(1.22)	2.47	1.96	(4.56)	(2.24)

Payment by Affiliate(1)	–	–	–	–	–	–	**(2)

Dividends from Net Investment Income	–	–	– **	–	(0.10)	(0.12)
Distributions from Net Realized Gains	–	–	–	–	–	(0.71)

Total Distributions	–	–	–	–	(0.10)	(0.83)

Net Asset Value, End of Period	$12.19	$11.61	$12.83	$10.36	$8.40	$13.06

Total Return†	5.00%	(9.51)%	23.85%	23.33%	(34.82)%	(14.04)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,083	$1,509	$2,430	$3,794	$4,176	$7,699
Ratio of Expenses to Average Net Assets	2.24%	2.06%	2.02%	2.02%	2.04%	1.97%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.48)%	(0.34)%	(0.45)%	(0.33)%	0.27%	(0.13)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.36%	2.06%	2.02%	2.02%	2.15%	2.22%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.60)%	(0.34)%	(0.45)%	(0.33)%	0.16%	(0.38)%
Portfolio Turnover Rate	17%	23%	32%	66%	73%	58%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.
(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.22% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 4 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 2
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Multi-Factor Small Cap Core Fund
	Class I							Class A
	2012*	2012	2011	2010	2009	2008		2012*	2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.90	$11.62	$8.84	$7.03	$11.05	$12.34		$10.87	$11.59		$8.82	$7.00	$11.03	$12.31

Net Investment Income(1)	0.04	0.05	0.04	0.05	0.04	0.03		0.04	0.02		0.01	0.03	0.02	0.01
Realized and Unrealized Gain (Loss) on Investments	1.49	(0.75)	2.90	1.90	(4.06)	(1.24)		1.47	(0.74)		2.89	1.89	(4.05)	(1.25)

Total from Investment Operations	1.53	(0.70)	2.94	1.95	(4.02)	(1.21)		1.51	(0.72)		2.90	1.92	(4.03)	(1.24)

Payment by Affiliate(1)	–	–	–	–	–	–	**(2)	–	–		–	–	–	–	**(2)

Dividends from Net Investment Income	–	(0.02)	(0.16)	(0.14)	–	(0.08	)(3)	–	–		(0.13)	(0.10)	–	(0.04	)(3)
Distributions from Net Realized Gains	–	–	–	–	–	–		–	–		–	–	–	–

Total Distributions	–	(0.02)	(0.16)	(0.14)	–	(0.08)		–	–		(0.13)	(0.10)	–	(0.04)

Net Asset Value, End of Period	$12.43	$10.90	$11.62	$8.84	$7.03	$11.05		$12.38	$10.87		$11.59	$8.82	$7.00	$11.03

Total Return†	14.04%	(6.00)%	33.42%	27.90%	(36.38)%	(9.87)%		13.89%	(6.21)%		33.02%	27.53%	(36.54)%	(10.09)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$16,931	$15,298	$15,286	$18,199	$22,531	$49,073		$699	$285		$254	$272	$235	$454
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%	0.93%	0.95%	0.95%		1.25%	1.16	%(4)	1.24%	1.24%	1.20%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.75%	0.42%	0.40%	0.64%	0.47%	0.25%		0.71%	0.21	%(4)	0.05%	0.32%	0.22%	0.00%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.39%	1.42%	1.42%	1.33%	1.30%	1.24%		1.69%	1.70%		1.72%	1.65%	1.55%	1.49%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	0.31%	(0.05)%	(0.07)%	0.24%	0.12%	(0.04)%		0.27%	(0.33)%		(0.43)%	(0.09)%	(0.13)%	(0.29)%
Portfolio Turnover Rate	43%	77%	90%	105%	186%	107%		43%	77%		90%	105%	186%	107%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.
(3)	Includes a tax return of capital of $(0.0434) each for Class I and Class A.
(4)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 4 in Notes to Financial Statements.

See Notes to Financial Statements.

	Multi-Factor Small Cap Growth Fund
	Class I							Class A
	2012*	2012	2011	2010	2009	2008		2012*	2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.79	$12.73	$9.02	$7.21	$11.42	$11.78		$11.63	$12.59		$8.92	$7.15	$11.35	$11.74

Net Investment Income (Loss)(1)	0.01	0.03	(0.02)	0.02	– **	(0.03)		(0.01)	–	**	(0.05)	–	(0.02)	(0.06)
Realized and Unrealized Gain (Loss) on Investments	0.98	(0.97)	3.78	1.79	(4.21)	(0.12)		0.97	(0.96)		3.75	1.77	(4.18)	(0.12)

Total from Investment Operations	0.99	(0.94)	3.76	1.81	(4.21)	(0.15)		0.96	(0.96)		3.70	1.77	(4.20)	(0.18)

Payment by Affiliate(1)	–	–	–	–	–	–	**(2)	–	–		–	–	–	–	**(2)

Dividends from Net Investment Income	–	–	(0.02)	–	–	–		–	–		– **	–	–	–
Distributions from Net Realized Gains	–	–	(0.03)	–	–	(0.21)		–	–		(0.03)	–	–	(0.21)

Total Distributions	–	–	(0.05)	–	–	(0.21)		–	–		(0.03)	–	–	(0.21)

Net Asset Value, End of Period	$12.78	$11.79	$12.73	$9.02	$7.21	$11.42		$12.59	$11.63		$12.59	$8.92	$7.15	$11.35

Total Return†	8.40%	(7.38)%	41.76%	25.10%	(36.87)%	(1.38)%		8.26%	(7.63)%		41.48%	24.76%	(37.00)%	(1.65)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$10,051	$9,674	$11,105	$10,010	$5,007	$6,491		$16,992	$16,875		$21,566	$17,484	$38	$60
Ratio of Expenses to Average Net Assets	0.95%	0.95%	0.95%	0.94%	0.95%	0.95%		1.23%	1.17	%(3)	1.23%	1.23%	1.20%	1.20%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.19%	0.26%	(0.19)%	0.27%	0.02%	(0.27)%		(0.09)%	0.03	%(3)	(0.47)%	0.01%	(0.23)%	(0.52)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.93%	1.81%	1.92%	1.84%	1.86%	1.67%		2.21%	2.09%		2.20%	2.15%	2.10%	1.92%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(0.79)%	(0.60)%	(1.16)%	(0.63)%	(0.89)%	(0.99)%		(1.07)%	(0.89)%		(1.44)%	(0.91)%	(1.13)%	(1.24)%
Portfolio Turnover Rate	26%	108%	92%	112%	128%	137%		26%	108%		92%	112%	128%	137%

	Multi-Factor Small Cap Growth Fund
	Class C
	2012*	2012	2011	2010(4)
Net Asset Value, Beginning of Period	$11.64	$12.69	$9.06	$7.29

Net Investment Income (Loss)(1)	(0.05)	(0.09)	(0.13)	(0.06)
Realized and Unrealized Gain (Loss) on Investments	0.96	(0.96)	3.79	1.83

Total from Investment Operations	0.91	(1.05)	3.66	1.77

Payment by Affiliate(1)	–	–	–	–

Dividends from Net Investment Income	–	–	–	–
Distributions from Net Realized Gains	–	–	(0.03)	–

Total Distributions	–	–	(0.03)	–

Net Asset Value, End of Period	$12.55	$11.64	$12.69	$9.06

Total Return†	7.82%	(8.27)%	40.39%	24.28%

Ratios/Supplemental Data
Net Assets End of Period (000)	$125	$122	$135	$124
Ratio of Expenses to Average Net Assets	1.95%	1.95%	1.95%	2.30%
Ratio of Net Investment Loss to Average Net Assets	(0.81)%	(0.74)%	(1.19)%	(0.83)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.93%	2.81%	2.91%	3.38%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(1.79)%	(1.60)%	(2.15)%	(1.91)%
Portfolio Turnover Rate	26%	108%	92%	112%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.
(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.06% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 4 in Notes to Financial Statements.

(4)	Class C Shares were first sold (excluding seed capital of $10) on July 27, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 2
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Multi-Factor Small Cap Value Fund
	Class I								Class A
	2012*	2012	2011	2010	2009		2008(1)		2012*	2012		2011	2010	2009		2008(1)
Net Asset Value, Beginning of Period	$12.38	$13.89	$10.90	$8.51	$13.18		$19.66		$11.45	$12.83		$10.05	$7.87	$12.20		$18.49

Net Investment Income (Loss)(2)	0.14	0.16	0.11	0.06	0.07		(0.01)		0.11	0.13		0.07	0.02	0.02		(0.05)
Realized and Unrealized Gain (Loss) on Investments	1.10	(1.54)	3.08	2.33	(4.61)		(3.73)		1.00	(1.42)		2.85	2.16	(4.24)		(3.50)

Total from Investment Operations	1.24	(1.38)	3.19	2.39	(4.54)		(3.74)		1.11	(1.29)		2.92	2.18	(4.22)		(3.55)

Payment by Affiliate(2)	–	–	–	–	–		0.01	(3)	–	–		–	–	–		0.01	(3)

Dividends from Net Investment Income	–	(0.13)	(0.20)	–	(0.13	)(4)	–	**(5)	–	(0.09)		(0.14)	–	(0.11	)(4)	–
Distributions from Net Realized Gains	–	–	–	–	–		(2.75)		–	–		–	–	–		(2.75)

Total Distributions	–	(0.13)	(0.20)	–	(0.13)		(2.75)		–	(0.09)		(0.14)	–	(0.11)		(2.75)

Net Asset Value, End of Period	$13.62	$12.38	$13.89	$10.90	$8.51		$13.18		$12.56	$11.45		$12.83	$10.05	$7.87		$12.20

Total Return†	10.02%	(9.96)%	29.46%	28.09%	(34.41)%		(19.53	)%(6)	9.69%	(10.08)%		29.21%	27.70%	(34.57)%		(19.77	)%(6)

Ratios/Supplemental Data
Net Assets End of Period (000)	$8,130	$9,623	$19,163	$19,528	$28,920		$137,557		$12,182	$12,704		$18,570	$18,739	$18,641		$32,620
Ratio of Expenses to Average Net Assets	1.25%	1.25%	1.25%	1.29%	1.34%		1.20%		1.54%	1.43	%(7)	1.54%	1.61%	1.64%		1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets	2.04%	1.24%	0.94%	0.59%	0.62%		(0.09)%		1.81%	1.08	%(7)	0.66%	0.23%	0.16%		(0.34)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.79%	1.62%	1.61%	1.51%	1.34%		1.20%		2.08%	1.92%		1.90%	1.83%	1.64%		1.45%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	1.50%	0.87%	0.58%	0.37%	0.62%		(0.09)%		1.27%	0.59%		0.30%	0.02%	0.16%		(0.34)%
Portfolio Turnover Rate	53%	91%	77%	104%	81%		102%		53%	91%		77%	104%	81%		102%

	Multi-Factor Small Cap Value Fund
	Class C
	2012*	2012	2011	2010	2009		2008(1)
Net Asset Value, Beginning of Period	$10.29	$11.55	$9.02	$7.11	$11.02		$17.13

Net Investment Income (Loss)(2)	0.06	0.03	(0.01)	(0.04)	(0.04)		(0.15)
Realized and Unrealized Gain (Loss) on Investments	0.91	(1.29)	2.56	1.95	(3.83)		(3.22)

Total from Investment Operations	0.97	(1.26)	2.55	1.91	(3.87)		(3.37)

Payment by Affiliate(2)	–	–	–	–	–		0.01	(3)

Dividends from Net Investment Income	–	– **	(0.02)	–	(0.04	)(4)	–
Distributions from Net Realized Gains	–	–	–	–	–		(2.75)

Total Distributions	–	–	(0.02)	–	(0.04)		(2.75)

Net Asset Value, End of Period	$11.26	$10.29	$11.55	$9.02	$7.11		$11.02

Total Return†	9.43%	(10.88)%	28.26%	26.86%	(35.08)%		(20.33	)%(6)

Ratios/Supplemental Data
Net Assets End of Period (000)	$987	$1,004	$1,445	$1,586	$1,707		$4,151
Ratio of Expenses to Average Net Assets	2.25%	2.25%	2.25%	2.32%	2.34%		2.17%
Ratio of Net Investment Income (Loss) to Average Net Assets	1.13%	0.27%	(0.06)%	(0.46)%	(0.46)%		(1.06)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.79%	2.63%	2.61%	2.53%	2.34%		2.17%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	0.59%	(0.11)%	(0.42)%	(0.67)%	(0.46)%		(1.06)%
Portfolio Turnover Rate	53%	91%	77%	104%	81%		102%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Redemption fees received during the year had no effect on the net asset value.

(2)	Per share data calculated using average shares outstanding method.
(3)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.
(4)	Includes a tax return of capital of $(0.0475) each for Class I, Class A and Class C.
(5)	Includes a tax return of capital of $(0.0010) for Class I.
(6)

During the year ended May 31, 2008, 0.05%, 0.05% and 0.06% of Class I, Class A, and Class C total returns, respectively, were attributable to a one-time payment resulting from an agreement between the Adviser and the Trust regarding marketing budget arrangements. Excluding this item, the total returns would have been (19.58)%, (19.82)%, and (20.39)% for Class I, Class A, and Class C, respectively.

(7)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.11% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 4 in Notes to Financial Statements.

See Notes to Financial Statements.

	S&P 500 Index Fund
	Class I									Class A
	2012*		2012		2011	2010	2009	2008		2012*	2011		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.46		$10.71		$8.68	$7.30	$11.25	$13.10		$10.41	$10.67		$8.65	$7.27	$11.22	$13.06

Net Investment Income(1)	0.11		0.19		0.16	0.14	0.18	0.19		0.09	0.16		0.13	0.12	0.16	0.16
Realized and Unrealized Gain (Loss) on Investments	0.83		(0.26)		2.03	1.38	(3.84)	(1.06)		0.84	(0.26)		2.02	1.38	(3.84)	(1.05)

Total from Investment Operations	0.94		(0.07)		2.19	1.52	(3.66)	(0.87)		0.93	(0.10)		2.15	1.50	(3.68)	(0.89)

Payment by Affiliate(1)	–		–	**(2)	–	–	–	–	**(3)	–	–	**(2)	–	–	–	–	**(3)

Dividends from Net Investment Income	(0.10)		(0.18)		(0.16)	(0.14)	(0.18)	(0.20)		(0.09)	(0.16)		(0.13)	(0.12)	(0.16)	(0.17)
Distributions from Net Realized Gains	–		–		–	–	(0.11)	(0.78)		–	–		–	–	(0.11)	(0.78)

Total Distributions	(0.10)		(0.18)		(0.16)	(0.14)	(0.29)	(0.98)		(0.09)	(0.16)		(0.13)	(0.12)	(0.27)	(0.95)

Net Asset Value, End of Period	$11.30		$10.46		$10.71	$8.68	$7.30	$11.25		$11.25	$10.41		$10.67	$8.65	$7.27	$11.22

Total Return†	9.04	%(2)	(0.55	)%(2)	25.51%	20.90%	(32.63)%	(6.98)%		8.94%	(0.91	)%(2)	25.16%	20.69%	(32.90)%	(7.15)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$88,209		$88,355		$94,945	$87,998	$87,431	$138,373		$22,011	$20,712		$22,919	$19,275	$17,535	$26,299
Ratio of Expenses to Average Net Assets	0.36%		0.35%		0.37%	0.36%	0.42%	0.37%		0.62%	0.61%		0.63%	0.62%	0.67%	0.62%
Ratio of Net Investment Income to Average Net Assets	1.95%		1.82%		1.67%	1.66%	2.20%	1.64%		1.70%	1.56%		1.41%	1.41%	1.95%	1.39%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.36%		0.35%		0.37%	0.36%	0.48%	0.52%		0.62%	0.61%		0.63%	0.62%	0.73%	0.77%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.95%		1.82%		1.67%	1.66%	2.12%	1.49%		1.70%	1.56%		1.41%	1.41%	1.89%	1.24%
Portfolio Turnover Rate	4%		9%		27%	17%	36%	29%		4%	9%		27%	17%	36%	29%

	S&P 500 Index Fund
	Class C
	2012*	2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.34	$10.60		$8.59	$7.23	$11.15	$12.99

Net Investment Income(1)	0.05	0.08		0.06	0.06	0.10	0.07
Realized and Unrealized Gain (Loss) on Investments	0.84	(0.26)		2.02	1.37	(3.82)	(1.05)

Total from Investment Operations	0.89	(0.18)		2.08	1.43	(3.72)	(0.98)

Payment by Affiliate(1)	–	–	**(2)	–	–	–	–	**(3)

Dividends from Net Investment Income	(0.05)	(0.08)		(0.07)	(0.07)	(0.09)	(0.08)
Distributions from Net Realized Gains	–	–		–	–	(0.11)	(0.78)

Total Distributions	(0.05)	(0.08)		(0.07)	(0.07)	(0.20)	(0.86)

Net Asset Value, End of Period	$11.18	$10.34		$10.60	$8.59	$7.23	$11.15

Total Return†	8.61%	(1.66	)%(2)	24.29%	19.75%	(33.38)%	(7.88)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,679	$1,705		$1,837	$1,552	$1,132	$1,726
Ratio of Expenses to Average Net Assets	1.36%	1.35%		1.37%	1.36%	1.41%	1.36%
Ratio of Net Investment Income to Average Net Assets	0.95%	0.82%		0.67%	0.66%	1.21%	0.65%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.36%	1.35%		1.37%	1.36%	1.48%	1.51%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.95%	0.82%		0.67%	0.66%	1.15%	0.50%
Portfolio Turnover Rate	4%	9%		27%	17%	36%	29%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the year ended May 31, 2012, a payment was made by the Adviser to offset a trade error in the Fund. The payment, net of the trade error, had no impact on the total return of the Fund. See Note 11 in Notes to Financial Statements.

(3)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.

See Notes to Financial Statements.

P N C E q u i t y F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 2
a n d f o r t h e Ye a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Small Cap Fund
	Class I								Class A
	2012 *	2012		2011	2010	2009	2008	(1)	2012 *	2012		2011	2010	2009	2008	(1)
Net Asset Value, Beginning of Period	$12.99	$12.85		$9.87	$7.52	$11.51	$13.74		$12.74	$12.62		$9.73	$7.44	$11.39	$13.62

Net Investment Income (Loss)(2)	(0.04)	(0.06)		(0.02)	(0.02)	(0.01)	0.01		(0.06)	(0.09)		(0.05)	(0.05)	(0.03)	(0.02)
Realized and Unrealized Gain (Loss) on Investments	1.43	0.19		3.00	2.37	(3.97)	(1.41)		1.41	0.20		2.94	2.34	(3.92)	(1.40)

Total from Investment Operations	1.39	0.13		2.98	2.35	(3.98)	(1.40)		1.35	0.11		2.89	2.29	(3.95)	(1.42)

Payment by Affiliate(2)	–	–		–	–	–	–	**(3)	–	–		–	–	–	–	**(3)

Contributions of Capital by Affiliate(2)	–	0.01	(4)	–	–	–	–		–	0.01	(4)	–	–	–	–

Dividends from Net Investment Income	–	–		–	–	(0.01)	(0.02)		–	–		–	–	–	–
Distributions from Net Realized Gains	–	–		–	–	–	(0.81)		–	–		–	–	–	(0.81)

Total Distributions	–	–		–	–	(0.01)	(0.83)		–	–		–	–	–	(0.81)

Net Asset Value, End of Period	$14.38	$12.99		$12.85	$9.87	$7.52	$11.51		$14.09	$12.74		$12.62	$9.73	$7.44	$11.39

Total Return†	10.70%	1.09	%(4)	30.19%	31.25%	(34.57)%	(10.35)%		10.60%	0.95	%(4)	29.70%	30.78%	(34.68)%	(10.57)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$150,824	$151,860		$177,697	$182,881	$142,964	$240,414		$8,371	$2,210		$2,562	$2,205	$1,510	$2,521
Ratio of Expenses to Average Net Assets	1.26%	1.24%		1.22%	1.17%	1.21%	1.16%		1.58%	1.45	%(5)	1.52%	1.49%	1.46%	1.41%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.62)%	(0.51)%		(0.15)%	(0.27)%	(0.15)%	0.08%		(0.87)%	(0.74	)%(5)	(0.46)%	(0.59)%	(0.41)%	(0.17)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.26%	1.24%		1.22%	1.17%	1.21%	1.16%		1.58%	1.54%		1.52%	1.49%	1.46%	1.41%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.62)%	(0.51)%		(0.15)%	(0.27)%	(0.15)%	0.08%		(0.87)%	(0.83)%		(0.46)%	(0.59)%	(0.41)%	(0.17)%
Portfolio Turnover Rate	16%	32%		47%	59%	83%	44%		16%	32%		47%	59%	83%	44%

	Small Cap Fund
	Class C
	2012 *	2012		2011	2010	2009	2008	(1)
Net Asset Value, Beginning of Period	$12.02	$12.00		$9.32	$7.17	$11.06	$13.34

Net Investment Income (Loss)(2)	(0.10)	(0.18)		(0.12)	(0.11)	(0.09)	(0.11)
Realized and Unrealized Gain (Loss) on Investments	1.31	0.19		2.80	2.26	(3.80)	(1.36)

Total from Investment Operations	1.21	0.01		2.68	2.15	(3.89)	(1.47)

Payment by Affiliate(2)	–	–		–	–	–	–	**(3)

Contributions of Capital by Affiliate(2)	–	0.01	(4)	–	–	–	–

Dividends from Net Investment Income	–	–		–	–	–	–
Distributions from Net Realized Gains	–	–		–	–	–	(0.81)

Total Distributions	–	–		–	–	–	(0.81)

Net Asset Value, End of Period	$13.23	$12.02		$12.00	$9.32	$7.17	$11.06

Total Return†	10.07%	0.17	%(4)	28.76%	29.99%	(35.17)%	(11.18)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,335	$726		$645	$663	$525	$867
Ratio of Expenses to Average Net Assets	2.27%	2.25%		2.22%	2.19%	2.17%	2.13%
Ratio of Net Investment Loss to Average Net Assets	(1.53)%	(1.54)%		(1.18)%	(1.28)%	(1.11)%	(0.89)%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	2.27%	2.25%		2.22%	2.19%	2.17%	2.13%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(1.53)%	(1.54)%		(1.18)%	(1.28)%	(1.11)%	(0.89)%
Portfolio Turnover Rate	16%	32%		47%	59%	83%	44%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Redemption fees received during the year had no effect on the net asset value.
(2)	Per share data calculated using average shares outstanding method.
(3)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.
(4)

During the year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. Excluding this item, the total returns would have been 1.01%, 0.87%, and 0.08% for Class I, Class A, and Class C, respectively. See Note 10 in Notes to Financial Statements.

(5)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.09% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 4 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C   B a l a n c e d   A l l o c a t i o n   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 2   ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 40.9%
Consumer Discretionary — 5.9%
Aaron’s*	4,530	$130
American Axle & Manufacturing Holdings*	12,310	129
CBS, Cl B	3,040	109
Coinstar*#	1,690	79
Comcast, Cl A	3,580	133
D.R. Horton	4,730	92
Dorman Products*	3,490	119
Foot Locker	2,700	97
Gannett	5,090	91
Home Depot (The)	5,250	342
HSN	2,550	135
Johnson Controls	1,540	42
Leggett & Platt	2,180	61
Limited Brands	4,470	233
Lowe’s	1,996	72
Macy’s	3,590	139
Madison Square Garden (The)*	3,540	155
McDonald’s	710	62
Penn National Gaming*	1,800	91
Polaris Industries	1,740	148
PVH	1,730	198
Ross Stores	1,790	102
Target	2,718	172
Tractor Supply	1,240	111
Walt Disney (The)	4,510	224
Wolverine World Wide	1,840	80
Wyndham Worldwide	3,560	175

		3,521

Consumer Staples — 4.1%
Boston Beer (The), Cl A*	600	68
Coca-Cola (The)	9,210	349
Coca-Cola Enterprises	5,530	172
ConAgra Foods	2,880	86
Energizer Holdings	1,303	104
General Mills	1,659	68
Hershey (The)	2,320	170
J.M. Smucker (The)	947	84
Kimberly-Clark	780	67
PepsiCo	3,193	224
Philip Morris International	4,970	447
Procter & Gamble (The)	4,566	319
TreeHouse Foods*	1,460	77
Walgreen	2,270	77
Wal-Mart Stores	423	30
Whole Foods Market	1,460	136

		2,478

Energy — 3.2%
Apache	1,677	129
Atwood Oceanics*	1,660	76
Chevron	3,282	347
ConocoPhillips	3,170	181
Contango Oil & Gas*	1,740	71
Devon Energy	800	41
Enterprise Products Partners LP	2,010	104
Exxon Mobil	3,060	270
Halliburton	3,398	113
Linn Energy LLC#	1,550	61
Marathon Petroleum	940	56
National Oilwell Varco	1,460	100

	Number of Shares	Value (000)

Oil States International*	1,040	$74
Swift Energy*	2,520	39
Valero Energy	3,240	105
World Fuel Services	3,390	132

		1,899

Financials — 7.0%
Allstate (The)	2,635	107
American Express	1,980	111
AmTrust Financial Services#	7,364	212
Bank of America	7,680	76
Bank of the Ozarks	5,940	189
Chubb (The)	2,984	230
Credit Acceptance*	1,100	101
Discover Financial Services	4,347	181
Eagle Bancorp*	3,010	59
Encore Capital Group*	1,810	48
Fifth Third Bancorp	8,210	120
First Niagara Financial Group	6,280	47
HCP REIT	2,530	114
Health Care REIT	1,660	98
Home BancShares*	2,790	93
JPMorgan Chase	4,878	200
Lincoln National	2,478	61
Loews	1,242	51
M&T Bank	850	83
MetLife	3,290	109
Moody’s	2,120	103
Northern Trust	1,379	66
Portfolio Recovery Associates*	2,210	218
Prosperity Bancshares	1,640	67
Reinsurance Group of America	759	39
RLI	1,610	104
Simon Property Group REIT	1,120	170
State Street	1,530	68
Travelers (The)	1,365	97
U.S. Bancorp	4,790	155
Ventas REIT	1,310	83
ViewPoint Financial Group	3,830	78
Virtus Investment Partners*	2,230	256
Wells Fargo	8,091	267
World Acceptance*#	1,240	91

		4,152

Healthcare — 4.9%
Abbott Laboratories	1,790	116
Baxter International	1,710	113
Bio-Reference Labs*#	3,590	95
Bristol-Myers Squibb	2,100	69
Celgene*	1,870	147
Cooper Companies (The)	1,410	134
Eli Lilly	1,470	72
Johnson & Johnson	5,098	355
Merck	8,358	370
MWI Veterinary Supply*	1,280	143
Mylan*	4,610	125
Neogen*	2,010	92
PAREXEL International*	4,080	132
Pfizer	15,669	392
ResMed	4,210	173
St. Jude Medical	3,152	108
UnitedHealth Group	3,512	191

See Notes to Financial Statements.

P N C   B a l a n c e d   A l l o c a t i o n   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — continued
Healthcare — continued
WellPoint	1,383	$77

		2,904

Industrials — 5.4%
3M	1,600	145
Actuant	3,880	112
AMETEK	3,670	137
B/E Aerospace*	5,510	261
Babcock & Wilcox (The)	3,102	78
Boeing (The)	3,970	295
Colfax*	4,570	178
Danaher	1,209	65
Eaton	2,100	110
EnerSys*	4,090	142
Esterline Technologies*	1,590	97
General Dynamics	1,986	132
General Electric	10,180	215
Genesee & Wyoming, Cl A*	1,190	87
HEICO	2,020	83
Illinois Tool Works	863	53
Oshkosh*	3,223	95
Pall	2,180	130
Regal-Beloit	1,370	96
Triumph Group	1,940	127
Union Pacific	1,440	177
United Parcel Service, Cl B	670	49
United Rentals*	2,340	97
United Technologies	3,120	250

		3,211

Information Technology — 7.3%
Amphenol, Cl A	2,270	141
Apple	1,087	636
Autodesk*	1,607	53
Broadcom, Cl A*	3,410	110
CA	2,620	58
Cisco Systems	13,173	249
Corning	4,510	55
eBay*	5,060	267
EMC*	6,920	172
Google, Cl A*	395	276
Hewlett-Packard	3,605	47
Intel	6,278	123
International Business Machines	1,450	276
Liquidity Services*	3,030	124
Manhattan Associates*	1,080	62
Mastercard, Cl A	99	48
Microsoft	16,187	431
Oracle	8,500	273
OSI Systems*	3,250	199
QUALCOMM	4,690	298
Tyler Technologies*	3,210	151
Visa, Cl A	1,040	156
WEX*	1,900	137

		4,342

Materials — 1.6%
Balchem	1,990	71
CF Industries Holdings	900	193
E.I. du Pont de Nemours	2,100	90
Eastman Chemical	2,690	164

	Number of Shares	Value (000)

FMC	3,300	$183
Freeport-McMoRan Copper & Gold	1,160	45
International Paper	2,260	84
Mosaic (The)	1,040	56
Sigma-Aldrich	509	37
Sonoco Products	1,230	37

		960

Telecommunication Services — 0.7%
AT&T	5,673	194
CenturyLink	2,250	87
Verizon Communications	3,500	155

		436

Utilities — 0.8%
Edison International	947	43
Exelon	2,469	75
National Fuel Gas	1,110	58
NextEra Energy	1,283	88
OGE Energy	2,230	127
PG&E	653	27
Wisconsin Energy	1,710	64

		482

Total Common Stocks (Cost $21,076)		24,385

PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae*	13,500	22
Freddie Mac*	6,900	12

Total Preferred Stocks (Cost $375)		34

FOREIGN COMMON STOCKS — 9.3%
Consumer Discretionary — 0.9%
ASOS PLC (United Kingdom)*	1,441	57
Compass Group PLC (United Kingdom)	5,057	58
Domino’s Pizza Group PLC (United Kingdom)	4,126	34
Dufry AG (Switzerland)*	300	40
Intime Department Store Group (China)	36,357	42
LVMH Moet Hennessy Louis Vuitton SA (France)	205	36
Michael Kors Holdings (Hong Kong)*	2,010	107
Nokian Renkaat OYJ (Finland)	1,290	54
Toyota Motor, ADR (Japan)	1,105	95
Trinity (Hong Kong)	50,000	35

		558

Consumer Staples — 1.1%
Anheuser-Busch InBev NV, ADR (Belgium)	2,842	250
Associated British Foods PLC (United Kingdom)	1,275	30
Cia de Bebidas das Americas, ADR (Brazil)	566	24
Diageo PLC, ADR (United Kingdom)	503	60
Hengan International Group (China)	3,442	31
Jeronimo Martins SGPS SA (Portugal)	1,404	26
Koninklijke Ahold NV (Netherlands)	3,133	40
Nestle SA (Switzerland)	2,328	152
Puregold Price Club (Philippines)*	51,400	41

		654

See Notes to Financial Statements.

	Number of Shares	Value (000)
FOREIGN COMMON STOCKS — continued
Energy — 1.0%
BG Group PLC (United Kingdom)	3,876	$67
Ensco PLC (United Kingdom)*	1,960	114
Noble (Switzerland)*	1,505	52
Petrofac (United Kingdom)	1,200	31
Petroleum Geo-Services ASA (Norway)	2,299	38
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	455	47
Subsea 7 SA (United Kingdom)	789	18
Suncor Energy (Canada)	3,780	123
Transocean (Switzerland)*	703	33
Tullow Oil PLC (United Kingdom)	3,046	67

		590

Financials — 1.0%
China Overseas Land & Investment (Hong Kong)	16,000	47
Chongqing Rural Commercial Bank, Cl H (China)	41,000	19
Deutsche Wohnen AG (Germany)	3,276	64
FirstService (Canada)*	2,260	65
Hargreaves Lansdown PLC (United Kingdom)	3,121	38
IRF European Finance Investments (United Kingdom)* (A) (B)	31,579	4
Lazard, Cl A (Bermuda)	2,747	81
Mitsubishi Estate (Japan)	3,000	58
PartnerRe (Bermuda)	991	82
Standard Chartered PLC (United Kingdom)	2,506	59
Swiss Re AG (Switzerland)*	725	52
Vib Vermoegen AG (Germany)	1,400	16

		585

Healthcare — 1.8%
Abcam PLC (United Kingdom)	9,068	52
Bayer AG (Germany)	600	54
Coloplast A/S, Cl B (Denmark)	150	35
Covidien PLC (Ireland)	3,320	193
Elekta AB, Cl B (Sweden)	2,276	33
Novo Nordisk A/S, ADR (Denmark)	718	114
Roche Holding AG (Switzerland)	395	78
Sanofi, ADR (France)	2,160	96
Sawai Pharmaceutical (Japan)	300	33
Shire PLC, ADR (Ireland)	2,460	213
Sonova Holding AG (Switzerland)*	370	40
Teva Pharmaceutical Industries, ADR (Israel)	2,396	97
Warner Chilcott, Cl A (Ireland)*	4,200	49

		1,087

Industrials — 0.7%
ABB, ADR (Switzerland)*	3,308	64
FANUC (Japan)	704	119
Metso OYJ (Finland)	837	32
Nabtesco (Japan)	2,000	40
Rational AG (Germany)	161	43
SMC (Japan)	200	34
Weir Group (The) PLC (United Kingdom)	2,161	65
Zoomlion Heavy Industry Science and Technology, Cl H (China)	28,800	37

		434

Information Technology — 1.9%
AAC Technologies Holdings (China)	14,400	54

	Number of Shares	Value (000)

Accenture PLC, Cl A (Ireland)	2,365	$161
Anritsu (Japan)	3,000	39
ARM Holdings PLC, ADR (United Kingdom)	3,565	133
Axis Communications AB (Sweden)#	2,297	58
Dassault Systemes SA (France)	550	62
Gree (Japan)#	3,050	53
Hexagon AB, Cl B (Sweden)	2,399	59
NQ Mobile, ADR (China)*#	7,696	51
Open Text (Canada)*#	1,600	92
Opera Software ASA (Norway)	4,436	25
Qihoo 360 Technology, ADR (China)*	883	22
SAP AG, ADR (Germany)#	1,682	131
Tencent Holdings (China)	3,273	107
Wirecard AG (Germany)	2,515	62

		1,109

Materials — 0.6%
Antofagasta PLC (United Kingdom)	2,208	45
First Quantum Minerals (Canada)	1,700	35
Fresnillo PLC (Mexico)	1,950	62
Harmony Gold Mining, ADR (South Africa)#	3,050	24
Randgold Resources, ADR (Jersey)	335	36
Rio Tinto PLC, ADR (United Kingdom)#	1,375	68
Syngenta AG, ADR (Switzerland)	908	73

		343

Telecommunication Services — 0.2%
Telenor ASA (Norway)	2,948	60
Vodafone Group PLC, ADR (United Kingdom)	1,930	50

		110

Utilities — 0.1%
Red Electrica SA (Spain)	1,139	53

		53

Total Foreign Common Stocks (Cost $4,900)		5,523

EXCHANGE TRADED FUNDS — 9.5%
iShares MSCI EAFE Value Index†#	72,358	3,402
iShares MSCI Emerging Markets Index Fund†	44,311	1,852
SPDR S&P 500 ETF Trust	2,900	412

Total Exchange Traded Funds (Cost $6,797)		5,666

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

Par (000)		Value (000)
ASSET BACKED SECURITY — 0.2%
Credit Cards — 0.2%
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	$145	$146

Total Asset Backed Security (Cost $145)		146

COLLATERALIZED MORTGAGE OBLIGATION — 0.3%
Ginnie Mae,
Series 2009-111, Cl A
3.486%, 08/16/39	176	182

Total Collateralized Mortgage Obligation (Cost $177)		182

COMMERCIAL MORTGAGE-BACKED SECURITY — 0.9%
CS First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (C)	492	543

Total Commercial Mortgage-Backed Security (Cost $487)		543

CORPORATE BONDS — 12.9%
Aerospace — 0.1%
L-3 Communications
4.950%, 02/15/21	50	57

Automotive — 0.1%
BorgWarner
4.625%, 09/15/20	40	44

Cable — 0.8%
AMC Networks
7.750%, 07/15/21	40	45
Belo
8.000%, 11/15/16	50	54
DIRECTV Holdings LLC
4.600%, 02/15/21	85	92
DISH DBS
7.750%, 05/31/15	50	56
Historic TW
6.625%, 05/15/29	65	84
NBCUniversal Media LLC
5.150%, 04/30/20	35	42
News America
8.450%, 08/01/34	25	35
6.650%, 11/15/37	45	58

		466

Consumer Discretionary — 0.1%
Hasbro
6.300%, 09/15/17	50	58

Consumer Services — 0.4%
Block Financial LLC
5.500%, 11/01/22	50	51
Live Nation Entertainment
8.125%, 05/15/18 144A	30	33
MGM Resorts International
11.125%, 11/15/17	40	44

	Par (000)	Value (000)

Royal Caribbean Cruises
11.875%, 07/15/15	$27	$33
7.500%, 10/15/27	26	29
Wynn Las Vegas LLC
5.375%, 03/15/22	55	58

		248

Energy — 1.6%
Boardwalk Pipelines LP
3.375%, 02/01/23	75	74
Chesapeake Energy
6.500%, 08/15/17	40	42
Copano Energy LLC
7.750%, 06/01/18	30	32
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/20	40	49
Encore Acquisition
9.500%, 05/01/16	20	21
EQT
8.125%, 06/01/19	60	75
Hess
5.600%, 02/15/41	45	53
Kerr-McGee
7.875%, 09/15/31	60	81
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	80	101
Nexen
5.875%, 03/10/35	60	73
ONEOK Partners LP
6.125%, 02/01/41	15	18
Petrobras International Finance
3.875%, 01/27/16	70	74
Rowan
4.875%, 06/01/22	45	49
Samson Investment
9.750%, 02/15/20 144A	25	26
Tesoro
5.375%, 10/01/22	15	16
Transocean
6.375%, 12/15/21	40	48
Weatherford International
5.125%, 09/15/20	75	79
Williams Partners LP
4.125%, 11/15/20	45	49

		960

Financials — 3.0%
Ameriprise Financial
7.300%, 06/28/19	40	52
Bank of America
5.625%, 07/01/20	125	147
BBVA U.S. Senior, SA Unipersonal
3.250%, 05/16/14	100	100
Capital One Financial
6.750%, 09/15/17	80	99
Citigroup
6.010%, 01/15/15	50	55
4.875%, 05/07/15	75	80
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.375%, 01/19/17	70	75
Credit Suisse
5.400%, 01/14/20	50	56

See Notes to Financial Statements.

	Par	Value
	(000)	(000)

CORPORATE BONDS — continued
Financials — continued
First Niagara Financial Group
6.750%, 03/19/20	$80	$96
General Electric Capital
5.500%, 01/08/20	35	42
General Electric Capital (MTN)
5.625%, 09/15/17	60	71
HSBC Holdings PLC
5.100%, 04/05/21	75	89
International Lease Finance
6.500%, 09/01/14 144A	50	53
JPMorgan Chase
6.125%, 06/27/17	150	175
Mellon Funding
5.500%, 11/15/18	90	106
Merrill Lynch (MTN)
6.875%, 04/25/18	45	54
Morgan Stanley
5.450%, 01/09/17	125	138
4.750%, 03/22/17	25	27
4.875%, 11/01/22	25	26
Royal Bank of Canada
1.200%, 09/19/17	105	106
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	100	100
Wachovia Capital Trust III
5.570%, 03/29/49(C)	60	60

		1,807

Food, Beverage & Tobacco — 0.3%
Constellation Brands
8.375%, 12/15/14	50	56
Del Monte
7.625%, 02/15/19	35	36
TreeHouse Foods
7.750%, 03/01/18	65	71

		163

Healthcare — 0.7%
AbbVie
1.750%, 11/06/17 144A	90	91
DaVita
5.750%, 08/15/22	30	31
Endo Health Solutions
7.000%, 07/15/19	40	43
GlaxoSmithKline Capital PLC
2.850%, 05/08/22	45	47
HCA
8.500%, 04/15/19	40	45
Johnson & Johnson
5.950%, 08/15/37	45	63
Life Technologies
5.000%, 01/15/21	40	46
Mylan
7.875%, 07/15/20 144A	50	59

		425

Industrials — 0.9%
Amphenol
4.000%, 02/01/22	50	53
Avnet
4.875%, 12/01/22	45	45

	Par	Value
	(000)	(000)

CRH America
4.125%, 01/15/16	$75	$78
General Electric
4.125%, 10/09/42	30	31
Huntington Ingalls Industries
6.875%, 03/15/18	50	54
Interface
7.625%, 12/01/18	50	54
Masco
7.125%, 03/15/20	45	53
Owens-Illinois
7.800%, 05/15/18	50	57
Pulte Group
6.375%, 05/15/33	50	49
Republic Services
5.700%, 05/15/41	35	42
Valmont Industries
6.625%, 04/20/20	40	48

		564

Insurance — 0.7%
Aon
3.500%, 09/30/15	65	69
Berkshire Hathaway Finance
4.250%, 01/15/21	45	52
Hartford Financial Services Group
6.300%, 03/15/18	45	54
MetLife
6.400%, 12/15/36	65	69
Principal Financial Group
8.875%, 05/15/19	45	61
Prudential Financial (MTN)
4.500%, 11/15/20	55	62
Reinsurance Group of America
6.450%, 11/15/19	65	76

		443

Materials — 0.7%
Alcoa
5.400%, 04/15/21	60	63
ArcelorMittal
6.750%, 02/25/22	90	94
7.500%, 10/15/39	30	28
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	50	54
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	65	66
International Paper
7.500%, 08/15/21	70	92
Peabody Energy
7.875%, 11/01/26	40	43

		440

Real Estate Investment Trusts — 0.5%
Digital Realty Trust LP
4.500%, 07/15/15	60	64
Health Care REIT
5.250%, 01/15/22	55	62
ProLogis LP
4.500%, 08/15/17	15	16
6.625%, 12/01/19	75	90

See Notes to Financial Statements.

P N C  B a l a n c e d  A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 2  ( U n a u d i t e d )

	Par	Value
	(000)	(000)

CORPORATE BONDS — continued
Real Estate Investment Trusts — continued
Realty Income
6.750%, 08/15/19	$50	$63

		295

Retail — 0.8%
Advance Auto Parts
5.750%, 05/01/20	50	54
Darden Restaurants
3.350%, 11/01/22	50	50
JC Penney
5.750%, 02/15/18	25	22
Kroger
6.400%, 08/15/17	55	67
Limited Brands
8.500%, 06/15/19	50	61
Safeway
4.750%, 12/01/21#	105	109
Wal-Mart Stores
5.250%, 09/01/35	30	37
5.625%, 04/01/40	50	65

		465

Technology — 0.5%
Hewlett-Packard
3.000%, 09/15/16	25	25
3.750%, 12/01/20	60	55
KLA-Tencor
6.900%, 05/01/18	50	60
Mantech International
7.250%, 04/15/18	50	53
Seagate HDD Cayman
7.750%, 12/15/18	50	54
Xerox
6.400%, 03/15/16	50	57

		304

Telecommunications — 0.4%
AT&T
6.300%, 01/15/38	65	83
GTE
6.940%, 04/15/28	85	115
Telefonica Emisiones SA Unipersonal
3.992%, 02/16/16	50	51

		249

Transportation — 0.3%
Burlington Northern Santa Fe LLC
5.750%, 05/01/40	50	63
Florida East Coast Railway
8.125%, 02/01/17	25	26
Penske Truck Leasing LP
3.750%, 05/11/17 144A	40	41
PHI
8.625%, 10/15/18	40	43

		173

Utilities — 1.0%
Calpine
7.500%, 02/15/21 144A	38	42
CMS Energy
5.050%, 03/15/22	45	50

	Par	Value
	(000)	(000)

Duke Energy Carolinas LLC
4.000%, 09/30/42	$50	$51
Exelon Generation LLC
4.000%, 10/01/20	95	101
MidAmerican Energy Holdings
6.125%, 04/01/36	55	71
PPL Capital Funding
3.500%, 12/01/22	50	51
Progress Energy
7.050%, 03/15/19	35	44
Puget Energy
6.000%, 09/01/21	50	56
Toledo Edison
7.250%, 05/01/20	75	98

		564

Total Corporate Bonds (Cost $7,167)		7,725

MUNICIPAL BOND — 0.1%
Texas — 0.1%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	40	49

Total Municipal Bond (Cost $49)		49

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 6.5%
Federal Home Loan Mortgage Corporation — 0.3%
3.500%, 06/01/42	178	190

Federal National Mortgage Association — 5.4%
5.500%, 07/01/33	8	9
5.500%, 05/01/35	58	63
5.000%, 08/01/40	311	341
4.500%, 06/01/40	336	373
4.500%, 10/01/40	113	122
4.500%, 01/01/41	226	244
4.000%, 03/01/26	71	76
4.000%, 12/01/40	177	190
4.000%, 01/01/41	215	237
4.000%, 02/01/41	218	234
4.000%, 02/01/42	237	257
3.500%, 01/01/26	191	203
3.500%, 03/01/41	198	212
3.500%, 06/01/42	213	228
3.000%, 06/01/27	198	209
3.000%, 11/01/42	205	216

		3,214

Government National Mortgage Association — 0.8%
6.500%, 09/15/28	5	6
4.500%, 08/15/39	194	212
4.000%, 09/15/41	159	174
3.500%, 07/15/42	84	91

		483

Total U.S. Government Agency Mortgage-BackedObligations (Cost $3,744)		3,887

See Notes to Financial Statements.

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 13.1%
U.S. Treasury Bonds — 1.8%
4.500%, 02/15/36	$545	$731
3.750%, 08/15/41	295	354

		1,085

U.S. Treasury Notes — 11.3%
4.250%, 08/15/13	1,460	1,502
3.000%, 09/30/16	10	11
2.625%, 08/15/20	75	83
2.375%, 08/31/14	1,215	1,260
1.625%, 08/15/22	580	582
1.375%, 01/15/13	665	666
1.375%, 03/15/13	825	828
1.375%, 05/15/13	245	246
1.250%, 10/31/15	325	334
1.250%, 01/31/19	375	384
1.125%, 12/15/12	630	630
1.000%, 01/15/14	210	212

		6,738

Total U.S. Treasury Obligations (Cost $7,756)		7,823

	Number of Shares

MONEY MARKET FUND — 5.8%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (D)	3,449,403	3,449

Total Money Market Fund (Cost $3,449)		3,449

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.6% (Cost $56,122)		59,412

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 2.1%

Money Market Fund — 2.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,265,284	1,265

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $1,265)‡		1,265

TOTAL INVESTMENTS — 101.7% (Cost $57,387)**		60,677

Other Assets & Liabilities – (1.7)%		(1,017)

TOTAL NET ASSETS — 100.0%		$59,660

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $57,529.

Gross unrealized appreciation (000)	$5,885
Gross unrealized depreciation (000)	(2,737)

Net unrealized appreciation (000)	$3,148

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 1,235 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(B)	Illiquid Security. Total value of illiquid securities is $4 (000) and represents 0.0% of net assets as of November 30, 2012.
(C)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2012.
(D)	All or a portion of the security was held as collateral for open futures contracts.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $445 (000) and represents 0.7% of net assets as of November 30, 2012.

See Notes to Financial Statements.

P N C   B a l a n c e d   A l l o c a t i o n  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

Futures Contracts:
Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

DAX Index Future	1	$235	12/21/12	$4
Nikkei 225®	1	112	12/13/12	8

		$347		$12

Cash in the amount of $21,732 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $382,633 have been segregated by the Fund.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Asset Backed Security	$–	$146	$–	$146

Collateralized Mortgage Obligation	–	182	–	182

Commercial Mortgage-Backed Security	–	543	–	543

Common Stocks	24,385	–	–	24,385

Corporate Bonds	–	7,725	–	7,725

Exchange Traded Funds	5,666	–	–	5,666

Foreign Common Stocks	2,804	2,715	4	5,523

Money Market Fund	3,449	–	–	3,449

Municipal Bond	–	49	–	49

Preferred Stocks	34	–	–	34

Short Term Investment Purchased with Collateral From Securities Loaned	1,265	–	–	1,265

U.S. Government Agency Mortgage-Backed Obligations	–	3,887	–	3,887

U.S. Treasury Obligations	–	7,823	–	7,823

Total Assets - Investments in Securities	$37,603	$23,070	$4	$60,677

Other Financial Instruments

Futures Contracts	$12	$–	$–	$12

Total Assets - Other Financial Instruments	$12	$–	$–	$12

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 2  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)

FOREIGN COMMON STOCKS — 93.8%
Consumer Discretionary — 15.1%
ASOS PLC (United Kingdom)*	51,211	$2,038
Barratt Developments PLC (United Kingdom)*	2,319,446	7,254
Bellway PLC (United Kingdom)	288,027	4,605
Bridgestone (Japan)	35,600	863
Christian Dior SA (France)	25,000	4,044
Compass Group PLC (United Kingdom)	183,573	2,122
Domino’s Pizza Group PLC (United Kingdom)	147,707	1,199
Dufry AG (Switzerland)*	10,700	1,439
Duni AB (Sweden)	305,700	2,437
Intime Department Store Group (China)	1,138,587	1,299
Lottomatica Group SpA (Italy)	140,329	3,096
Luxottica Group SpA (Italy)	21,227	873
LVMH Moet Hennessy Louis Vuitton SA (France)	12,220	2,146
Nikon (Japan)	14,693	409
Nokian Renkaat OYJ (Finland)	37,302	1,559
Persimmon PLC (United Kingdom)	436,245	5,602
Swatch Group AG (The) (Switzerland)	896	433
Taylor Wimpey PLC (United Kingdom)	4,964,765	4,856
Toyota Motor (Japan)	35,400	1,524
Toyota Motor, ADR (Japan)	40,264	3,466
Trinity (Hong Kong)	1,700,000	1,174
WPP PLC (Ireland)	60,302	828

		53,266

Consumer Staples — 10.2%
Anheuser-Busch InBev NV (Belgium)	9,107	800
Anheuser-Busch InBev NV, ADR (Belgium)	28,154	2,477
Asahi Group Holdings (Japan)	153,600	3,457
Associated British Foods PLC (United Kingdom)	46,500	1,102
Cia de Bebidas das Americas, ADR (Brazil)	20,156	839
Diageo PLC (United Kingdom)	64,249	1,916
Diageo PLC, ADR (United Kingdom)	18,226	2,179
Greencore Group PLC (Ireland)	3,228,843	4,701
Hengan International Group (China)	126,165	1,139
Jeronimo Martins SGPS SA (Portugal)	49,599	925
Koninklijke Ahold NV (Netherlands)	87,062	1,104
Meiji Holdings (Japan)	69,334	3,087
Nestle SA (Switzerland)	84,647	5,541
Nichirei (Japan)	658,000	3,573
Puregold Price Club (Philippines)*	963,000	757
Reckitt Benckiser Group PLC (United Kingdom)	8,711	548
Tesco PLC (United Kingdom)	50,801	265
Unicharm (Japan)	18,900	966
Unilever NV (Netherlands)	20,816	790

		36,166

Energy — 6.1%
BG Group PLC (United Kingdom)	189,334	3,248
Canadian Natural Resources (Canada)	7,317	211
Cenovus Energy (Canada)	5,225	175
ENI SpA (Italy)	31,897	756
Etablissements Maurel et Prom (France)	123,900	2,015
Petrofac (United Kingdom)	40,300	1,051
Petroleo Brasileiro SA, ADR (Brazil)	18,719	329
Petroleum Geo-Services ASA (Norway)	83,867	1,404
Royal Dutch Shell PLC, Cl A (Netherlands)	36,175	1,211
Sasol (South Africa)	74,150	3,125
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	16,060	1,665
Subsea 7 SA (United Kingdom)	54,296	1,239
Suncor Energy (Canada)	21,423	700

	Number	Value
	of Shares	(000)

Thai Oil PCL (Thailand)	1,059,850	$2,279
Total SA (France)	5,201	261
Tullow Oil PLC (United Kingdom)	79,152	1,747

		21,416

Financials — 12.8%
AIA Group (Hong Kong)	367,967	1,431
Anglo Irish Bank PLC (Ireland)* (A) (B) (C)	435,474	–
AXA SA (France)	38,750	638
Bank of Yokohama (Japan)	111,993	532
BNP Paribas SA (France)	15,393	861
China Overseas Land & Investment (Hong Kong)	608,000	1,800
Chongqing Rural Commercial Bank, Cl H (China)	1,451,000	666
Daito Trust Construction (Japan)	4,700	457
Deutsche Bank AG (Germany)	20,909	922
Deutsche Wohnen AG (Germany)	107,705	2,084
DNB ASA (Norway)	270,244	3,360
Hannover Rueckversicherung AG (Germany)	65,500	4,830
Hargreaves Lansdown PLC (United Kingdom)	111,113	1,348
HSBC Holdings PLC (United Kingdom)	179,623	1,834
ING Groep NV (Netherlands)*	139,600	1,261
Investor AB, Cl B (Sweden)	127,645	2,960
IRF European Finance Investments (United Kingdom)* (B) (C)	284,500	34
Lloyds Banking Group PLC (United Kingdom)*	803,500	600
Mitsubishi Estate (Japan)	101,000	1,955
Muenchener Rueckversicherungs AG (Germany)	20,700	3,535
Prudential PLC (United Kingdom)	86,265	1,254
Sony Financial Holdings (Japan)	35,400	611
Standard Chartered PLC (United Kingdom)	138,544	3,231
Sumitomo Realty & Development (Japan)	19,000	520
Svenska Handelsbanken AB, Cl A (Sweden)	120,200	4,278
Swiss Re AG (Switzerland)	23,500	1,695
United Overseas Bank (Singapore)	57,052	875
Vib Vermoegen AG (Germany)	48,600	566
Wharf Holdings (Hong Kong)	41,898	322
Zurich Insurance Group AG (Switzerland)	2,876	735

		45,195

Healthcare — 8.8%
Abcam PLC (United Kingdom)	238,834	1,379
Astellas Pharma (Japan)	14,900	754
Bayer AG (Germany)	28,687	2,596
Cie Generale d’Optique Essilor International SA (France)	9,484	916
Coloplast A/S, Cl B (Denmark)	5,950	1,389
CSL (Australia)	12,541	677
Elekta AB, Cl B (Sweden)	81,856	1,184
Fresenius SE & Co KGaA (Germany)	11,648	1,347
Novartis AG (Switzerland)	68,666	4,255
Novo Nordisk A/S, ADR (Denmark)	23,867	3,787
Roche Holding AG (Switzerland)	18,407	3,626
Sawai Pharmaceutical (Japan)	11,600	1,254
Shire PLC, ADR (Ireland)	19,386	1,679
Sonova Holding AG (Switzerland)*	12,000	1,311
Teva Pharmaceutical Industries, ADR (Israel)	106,838	4,311
Transgene SA (France)*	48,205	526

		30,991

Industrials — 9.8%
ABB, ADR (Switzerland)	81,771	1,588

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 2  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)

FOREIGN COMMON STOCKS — continued
Industrials — continued
Aggreko PLC (United Kingdom)	25,869	$925
Alfa Laval AB (Sweden)	35,619	701
BBA Aviation PLC (United Kingdom)	290,796	997
Brambles (Australia)	106,697	806
Capita PLC (United Kingdom)	56,202	687
Experian PLC (Ireland)	26,837	446
FANUC (Japan)	25,535	4,323
Intertek Group PLC (United Kingdom)	6,513	322
JGC (Japan)	25,995	861
Kone OYJ, Cl B (Finland)	56,900	4,263
Konecranes OYJ (Finland)#	86,782	2,817
Kubota (Japan)	48,000	512
Larsen & Toubro, GDR (India)	7,966	244
Metso OYJ (Finland)	23,080	869
Mitsubishi Heavy Industries (Japan)	66,000	308
Mitsui (Japan)	14,300	198
Nabtesco (Japan)	58,200	1,159
Rational AG (Germany)	5,868	1,578
Safran SA (France)	31,699	1,300
Siemens AG (Germany)	4,046	418
SMC (Japan)	9,700	1,644
Trevi Finanziaria Industriale SpA (Italy)	205,805	1,032
Vallourec SA (France)	11,576	602
Vinci SA (France)	5,048	223
Weir Group (The) PLC (United Kingdom)	67,028	2,030
YIT OYJ (Finland)	132,938	2,470
Zoomlion Heavy Industry Science and Technology, Cl H (China)	1,033,800	1,329

		34,652

Information Technology — 13.5%
AAC Technologies Holdings (China)	434,456	1,631
Accenture PLC, Cl A (Ireland)	25,300	1,718
Anritsu (Japan)	98,000	1,264
ARM Holdings PLC, ADR (United Kingdom)	113,833	4,248
Axis Communications AB (Sweden)#	74,866	1,874
Baidu, ADR (China)*	8,426	812
Cap Gemini SA (France)	7,759	329
Dassault Systemes SA (France)	14,450	1,637
Gree (Japan)#	99,530	1,729
Hexagon AB, Cl B (Sweden)	96,224	2,385
Infosys, ADR (India)#	65,390	2,907
NQ Mobile, ADR (China)*	259,610	1,726
Opera Software ASA (Norway)#	161,736	913
Qihoo 360 Technology, ADR (China)*	30,075	752
Samsung Electronics (South Korea)	5,157	6,703
SAP AG (Germany)	21,937	1,713
SAP AG, ADR (Germany)#	45,700	3,564
Taiwan Semiconductor Manufacturing (Taiwan)	47,000	160
Taiwan Semiconductor Manufacturing, ADR (Taiwan)	111,588	1,927
Telefonaktiebolaget LM Ericsson, Cl B (Sweden)	78,825	739
Tencent Holdings (China)	116,226	3,794
Wincor Nixdorf AG (Germany)	67,358	2,841
Wirecard AG (Germany)	92,451	2,274

		47,640

Materials — 13.5%
Antofagasta PLC (United Kingdom)	76,496	1,579
BASF SE (Germany)	37,800	3,389
BHP Billiton PLC (United Kingdom)	34,341	1,082

	Number	Value
	of Shares	(000)

BHP Billiton PLC, ADR (United Kingdom)	36,700	$2,317
CRH PLC (Ireland)	102,175	1,872
First Quantum Minerals (Canada)	60,000	1,232
Fresnillo PLC (Mexico)	65,000	2,070
Harmony Gold Mining, ADR (South Africa)#	106,500	832
HeidelbergCement AG (Germany)	13,860	754
Imerys SA (France)	51,252	3,046
Linde AG (Germany)	9,419	1,629
Methanex (Canada)	108,200	3,274
Potash of Saskatchewan (Canada)	19,623	759
Randgold Resources, ADR (Jersey)	11,900	1,278
Rexam PLC (United Kingdom)	392,400	2,753
Rio Tinto PLC (United Kingdom)	21,060	1,046
Rio Tinto PLC, ADR (United Kingdom)#	48,780	2,429
Showa Denko KK (Japan)#	1,579,000	2,290
Smurfit Kappa Group PLC (Ireland)*	323,500	3,797
Solvay SA (Belgium)	18,950	2,571
Symrise AG (Germany)	105,130	3,662
Syngenta AG (Switzerland)	2,877	1,152
Syngenta AG, ADR (Switzerland)	33,669	2,692

		47,505

Telecommunication Services — 2.6%
Deutsche Telekom AG (Germany)	197,200	2,172
KDDI (Japan)	41,900	3,109
Softbank (Japan)	23,100	869
Telenor ASA (Norway)	81,800	1,661
Vodafone Group PLC (United Kingdom)	484,976	1,251

		9,062

Utilities — 1.4%
Guangdong Investment (Hong Kong)	2,784,000	2,265
National Grid PLC (United Kingdom)	110,964	1,254
Red Electrica SA (Spain)	31,620	1,466
Veolia Environnement (France)	4,278	46

		5,031

Total Foreign Common Stocks (Cost $316,011)		330,924

PREFERRED STOCK — 0.3%
Consumer Discretionary — 0.3%
Volkswagen AG (Germany)	5,703	1,236

Total Preferred Stock (Cost $870)		1,236

EXCHANGE TRADED FUND — 0.6%
iShares MSCI EAFE Index Fund†	35,377	1,949

Total Exchange Traded Fund (Cost $1,898)		1,949

See Notes to Financial Statements.

Number of Shares		Value (000)
MONEY MARKET FUND — 5.0%
PNC Advantage Institutional Money Market
Fund, Institutional Shares† (D)	17,687,574	$17,688

Total Money Market Fund (Cost $17,688)		17,688

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.7% (Cost $336,467)		351,797

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.1%
Money Market Fund — 5.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	17,957,962	17,958

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $17,958)‡		17,958

TOTAL INVESTMENTS — 104.8% (Cost $354,425)**		369,755

Other Assets & Liabilities – (4.8)%		(17,046)

TOTAL NET ASSETS — 100.0%		$352,709

* Non-income producing security
** Aggregate cost for Federal income tax purposes is (000) $355,071.

Gross unrealized appreciation (000)	$48,707
Gross unrealized depreciation (000)	(34,023)

Net unrealized appreciation (000)	$14,684

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 17,433 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Value is less than $500.
(B)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $34 (000) and represents 0.0% of net assets as of November 30, 2012.
(D)	All or a portion of the security was held as collateral for open futures contracts.

Futures Contracts:

Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

DAX Index Future	19	$4,471	12/21/12	$73
Nikkei 225®	21	2,385	12/13/12	86

		$6,856		$159

Cash in the amount of $420,189 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

  Assets in the amount of $7,541,912 have been segregated by the Fund.

See Notes to Financial Statements.

P N C  I n t e r n a t i o n a l  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Exchange Traded Fund	$1,949	$–	$–	$1,949
Foreign Common Stocks	54,807	276,083	34	330,924
Money Market Fund	17,688	–	–	17,688
Preferred Stock	–	1,236	–	1,236
Short Term Investment Purchased with Collateral From Securities Loaned	17,958	–	–	17,958

Total Assets - Investments in Securities	$92,402	$277,319	$34	$369,755

Other Financial Instruments
Futures Contracts	$159	$–	$–	$159

Total Assets - Other Financial Instruments	$159	$–	$–	$159

The Fund held securities valued at $5,991 (000) as of May 31, 2012 that were transferred from Level 1 to Level 2 of the valuation hierarchy during the six months ended November 30, 2012. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices as of May 31, 2012 that are now being fair value adjusted as of November 30, 2012. The value of securities that were transferred to Level 2 as of November 30, 2012 is $7,138 (000).

See Notes to Financial Statements.

At November 30, 2012, country diversification of the Fund was as follows:

Country Diversification	% of Net Assets	Value (000)
Foreign Common Stocks, Rights and Equity Certificates
United Kingdom	20.9%	$73,573
Japan	11.8	41,694
Germany	11.7	41,111
Switzerland	6.9	24,466
France	5.3	18,590
Sweden	4.7	16,558
Ireland	4.3	15,042
China	3.7	13,148
Finland	3.4	11,978
Norway	2.1	7,338
Hong Kong	1.9	6,991
South Korea	1.9	6,703
Canada	1.8	6,352
Belgium	1.7	5,847
Italy	1.6	5,757
Denmark	1.5	5,176
Netherlands	1.2	4,367
Israel	1.2	4,310
South Africa	1.1	3,957
India	0.9	3,151
Thailand	0.6	2,278
Taiwan	0.6	2,087
Mexico	0.6	2,070
Austria	0.5	1,665
Australia	0.4	1,483
Spain	0.4	1,465
Jersey	0.4	1,278
Brazil	0.3	1,167
Portugal	0.3	925
Philippines	0.2	875
Singapore	0.2	758

Total Foreign Common Stocks and
Preferred Stock	94.1	332,160
Exchange Traded Funds	0.6	1,949
Affiliated Money Market Fund	5.0	17,688

Total Investments Before Collateral for Loaned Securities	99.7	351,797
Short Term Investments Held as Collateral for Loaned Securities	5.1	17,958

Total Investments	104.8	369,755
Other Assets and Liabilities	(4.8)	(17,046)

Net Assets	100.0%	$352,709

See Notes to Financial Statements.

P N C  L a r g e  C a p  C o r e  E q u i t y  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 98.7%
Consumer Discretionary — 12.4%
Comcast, Cl A	14,500	$539
Gannett	15,460	277
Home Depot (The)	9,770	636
Limited Brands	7,930	413
Macy’s	10,930	423
Polaris Industries	3,300	280
PVH	3,080	353
Ross Stores	3,750	213
Walt Disney (The)	5,500	273

		3,407

Consumer Staples — 11.5%
Anheuser-Busch InBev NV, ADR (Belgium)	4,680	412
Coca-Cola (The)	14,250	540
Hershey (The)	7,430	545
McCormick	4,250	274
Philip Morris International	4,910	441
Procter & Gamble (The)	7,514	525
Whole Foods Market	4,680	437

		3,174

Energy — 9.6%
Chevron	7,430	785
Exxon Mobil	10,817	954
National Oilwell Varco	6,570	449
Suncor Energy	14,270	465

		2,653

Financials — 15.3%
American Express	6,803	380
Capital One Financial	4,510	260
Chubb (The)	5,511	424
Citigroup	10,860	376
Discover Financial Services	7,050	293
Equity Residential REIT	4,290	238
Fifth Third Bancorp	22,900	335
JPMorgan Chase	14,940	614
M&T Bank	3,080	301
Moody’s	8,330	405
Wells Fargo	17,622	582

		4,208

Healthcare — 13.6%
Allergan	3,520	326
Cooper Companies (The)	3,090	293
Covidien PLC (Ireland)	7,828	455
Johnson & Johnson	7,809	545
Merck	5,151	228
Mylan*	11,700	318
Pfizer	22,551	564
ResMed	11,370	467
Shire PLC, ADR (Ireland)	3,331	289
UnitedHealth Group	5,130	279

		3,764

Industrials — 9.4%
3M	3,740	340
Boeing (The)	5,980	444
General Electric	34,854	737
Pall	4,400	262
Union Pacific	3,675	451

	Number of Shares	Value (000)

United Technologies	4,420	$354

		2,588

Information Technology — 17.4%
Accenture PLC, Cl A (Ireland)	4,180	284
Apple	1,864	1,091
Cisco Systems	22,700	429
eBay*	9,810	518
EMC*	17,473	434
Google, Cl A*	419	293
Intel	12,683	248
International Business Machines	2,066	393
Microsoft	10,350	275
Oracle	9,043	290
QUALCOMM	8,360	532

		4,787

Materials — 4.3%
Agrium	2,860	292
CF Industries Holdings	1,500	321
Eastman Chemical	5,730	349
FMC	4,210	233

		1,195

Telecommunication Services — 2.3%
AT&T	18,336	626

Utilities — 2.9%
OGE Energy	5,280	302
Wisconsin Energy	13,170	494

		796

Total Common Stocks (Cost $24,441)		27,198

EXCHANGE TRADED FUND — 0.8%
SPDR S&P 500 ETF Trust	1,600	227

Total Exchange Traded Fund (Cost $223)		227

MONEY MARKET FUND — 0.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	98,016	98

Total Money Market Fund (Cost $98)		98

TOTAL INVESTMENTS — 99.9% (Cost $24,762)**		27,523

Other Assets & Liabilities – 0.1%		32

TOTAL NET ASSETS — 100.0%		$27,555

See Notes to Financial Statements.

* Non-income producing security
** Aggregate cost for Federal income tax purposes is (000) $24,820.

Gross unrealized appreciation (000)	$2,925
Gross unrealized depreciation (000)	(222)

Net unrealized appreciation (000)	$2,703

† Affiliated Holding. See Note 3 in Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Common Stocks	$27,198	$–	$–	$27,198
Exchange Traded Fund	227	–	–	227
Money Market Fund	98	–	–	98

Total Assets - Investments in Securities	$27,523	$–	$–	$27,523

See Notes to Financial Statements.

P N C  L a r g e  C a p  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Number of Shares	Value (000)

COMMON STOCKS — 98.4%
Consumer Discretionary — 17.7%
CBS, Cl B	19,800	$712
Comcast, Cl A	23,390	870
D.R. Horton	30,780	599
Foot Locker	17,520	628
Home Depot (The)	27,030	1,759
Limited Brands	19,180	1,000
Macy’s	23,120	895
Michael Kors Holdings*	13,120	697
Polaris Industries	11,200	950
PVH	11,170	1,280
Ross Stores	11,400	649
Walt Disney (The)	19,820	984
Wyndham Worldwide	16,500	810

		11,833

Consumer Staples — 13.1%
Anheuser-Busch InBev NV, ADR (Belgium)	13,060	1,149
Coca-Cola (The)	52,062	1,974
Coca-Cola Enterprises	36,210	1,129
Hershey (The)	15,200	1,114
Philip Morris International	28,162	2,531
Whole Foods Market	9,560	892

		8,789

Energy — 3.2%
National Oilwell Varco	9,360	640
Suncor Energy (Canada)	24,690	805
Valero Energy	20,870	673

		2,118

Financials — 4.8%
American Express	12,730	712
HCP REIT	16,170	728
Moody’s	13,790	670
Simon Property Group REIT	7,280	1,107

		3,217

Healthcare — 13.2%
Abbott Laboratories	11,650	757
Baxter International	11,300	749
Celgene*	12,189	958
Cooper Companies (The)	9,090	863
Covidien PLC (Ireland)	21,370	1,242
Johnson & Johnson	8,970	626
Mylan*	29,660	806
ResMed	27,120	1,114
Shire PLC, ADR (Ireland)	12,480	1,081
UnitedHealth Group	12,330	671

		8,867

Industrials — 11.7%
3M	10,370	943
AMETEK	23,900	892
B/E Aerospace*	14,160	671
Boeing (The)	18,610	1,382
Pall	14,180	843
Union Pacific	9,380	1,152
United Rentals*	15,210	632
United Technologies	16,223	1,300

		7,815

	Number of Shares	Value (000)

Information Technology — 29.0%
Accenture PLC, Cl A (Ireland)	10,340	$702
Amphenol, Cl A	14,770	915
Apple (A)	7,048	4,125
Broadcom, Cl A*	21,920	710
eBay*	32,210	1,701
EMC*	45,199	1,122
Google, Cl A*	2,530	1,767
Intel	23,300	456
International Business Machines	9,441	1,794
Microsoft	65,350	1,740
Oracle	56,276	1,807
QUALCOMM	25,200	1,603
Visa, Cl A	6,775	1,014

		19,456

Materials — 4.8%
CF Industries Holdings	5,870	1,256
Eastman Chemical	17,580	1,070
FMC	16,170	897

		3,223

Telecommunication Services — 0.9%
Verizon Communications	13,800	609

Total Common Stocks (Cost $53,872)		65,927

MONEY MARKET FUND — 1.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	1,012,393	1,012

Total Money Market Fund (Cost $1,012)		1,012

TOTAL INVESTMENTS — 99.9% (Cost $54,884)**		66,939

Other Assets & Liabilities – 0.1%		78

TOTAL NET ASSETS — 100.0%		$67,017

* Non-income producing security
** Aggregate cost for Federal income tax purposes is (000) $54,891.

Gross unrealized appreciation (000)	$12,636
Gross unrealized depreciation (000)	(588)

Net unrealized appreciation (000)	$12,048

† Affiliated Holding. See Note 3 in Notes to Financial Statements.

(A) All or a portion of the security was held as collateral for open futures contracts.

See Notes to Financial Statements.

Futures Contracts:
Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Appreciation (000)

S&P 500® Composite Index	14	$974	12/21/12	$16

Cash in the amount of $49,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,012,393 have been segregated by the Fund.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Common Stocks	$65,927	$–	$–	$65,927
Money Market Fund	1,012	–	–	1,012

Total Assets - Investments in Securities	$66,939	$–	$–	$66,939

Other Financial Instruments
Futures Contracts	$16	$–	$–	$16

Total Assets - Other Financial Instruments	$16	$–	$–	$16

See Notes to Financial Statements.

P N C   L a r g e   C a p   Va l u e   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 96.1%
Consumer Discretionary — 5.7%
Lowe’s	55,349	$1,997
Target	78,073	4,929

		6,926

Consumer Staples — 13.7%
Energizer Holdings	36,180	2,886
General Mills	48,042	1,969
J.M. Smucker (The)	27,932	2,471
PepsiCo	58,398	4,100
Procter & Gamble (The)	64,707	4,518
Wal-Mart Stores	10,116	729

		16,673

Energy — 12.2%
Apache	47,068	3,628
Chevron	32,159	3,399
Exxon Mobil	26,142	2,304
Halliburton	95,249	3,177
Noble (Switzerland)*	42,625	1,470
Transocean (Switzerland)*	20,771	960

		14,938

Financials — 18.3%
Allstate (The)	74,753	3,026
Chubb (The)	39,018	3,004
Discover Financial Services	24,139	1,004
Lazard, Cl A (Bermuda)	81,150	2,390
Lincoln National	69,022	1,705
Loews	34,880	1,426
Northern Trust	38,959	1,871
PartnerRe (Bermuda)	27,861	2,309
Reinsurance Group of America	23,095	1,182
Travelers (The)	39,776	2,817
Wells Fargo	48,586	1,604

		22,338

Healthcare — 17.1%
Johnson & Johnson	69,062	4,816
Merck	106,445	4,716
Pfizer	194,979	4,878
St. Jude Medical	88,253	3,025
UnitedHealth Group	21,155	1,151
WellPoint	40,125	2,243

		20,829

Industrials — 9.9%
Babcock & Wilcox (The)	86,291	2,174
Danaher	34,236	1,848
General Dynamics	56,962	3,788
Illinois Tool Works	24,987	1,538
Oshkosh*	93,408	2,741

		12,089

Information Technology — 11.4%
Autodesk*	44,222	1,465
Cisco Systems	270,589	5,117
Hewlett-Packard	100,462	1,305
Mastercard, Cl A	2,963	1,448
Microsoft	171,528	4,566

		13,901

	Number of Shares	Value (000)

Materials — 1.7%
Sigma-Aldrich	14,289	$1,036
Sonoco Products	34,037	1,024

		2,060

Telecommunication Services — 1.9%
AT&T	68,548	2,340

Utilities — 4.2%
Edison International	27,909	1,269
Exelon	71,537	2,162
NextEra Energy	12,872	884
PG&E	19,455	797

		5,112

Total Common Stocks (Cost $113,236)		117,206

MONEY MARKET FUND — 3.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	4,482,894	4,483

Total Money Market Fund (Cost $4,483)		4,483

TOTAL INVESTMENTS — 99.8% (Cost $117,719)**		121,689

Other Assets & Liabilities – 0.2%		243

TOTAL NET ASSETS — 100.0%		$121,932

*	Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $117,863.

Gross unrealized appreciation (000)	$11,602
Gross unrealized depreciation (000)	(7,776)

Net unrealized appreciation (000)	$3,826

† Affiliated Holding. See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Common Stocks	$117,206	$–	$–	$117,206
Money Market Fund	4,483	–	–	4,483

Total Assets - Investments in Securities	$121,689	$–	$–	$121,689

See Notes to Financial Statements.

P N C  M i d  C a p  V a l u e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 2  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)

COMMON STOCKS — 97.4%
Consumer Discretionary — 3.9%
Skechers U.S.A.*	6,272	$122
WMS Industries*	26,871	454

		576

Consumer Staples — 14.5%
Energizer Holdings	7,523	600
Hormel Foods	17,479	542
J.M. Smucker (The)	6,567	581
Molson Coors Brewing, Cl B	10,671	442

		2,165

Energy — 7.0%
CARBO Ceramics	2,508	192
Helmerich & Payne	3,535	184
Noble (Switzerland)*	12,724	439
Rowan*	7,431	236

		1,051

Financials — 26.8%
Alleghany*	1,261	443
Chubb (The)	6,584	507
Cincinnati Financial	3,234	131
Everest Re Group (Bermuda)	4,647	504
Lazard, Cl A (Bermuda)	12,937	381
Loews	9,714	397
Northern Trust	10,517	505
PartnerRe (Bermuda)	7,126	591
People’s United Financial	8,827	108
Reinsurance Group of America	8,780	449

		4,016

Healthcare — 6.9%
Mednax*	1,578	125
St. Jude Medical	15,820	542
Zimmer Holdings	5,447	359

		1,026

Industrials — 16.9%
Babcock & Wilcox (The)	11,226	283
FTI Consulting*	15,377	475
Harsco	5,202	105
Kennametal	5,034	192
Nordson	3,554	217
Oshkosh*	17,395	511
Southwest Airlines	11,313	108
Spirit Aerosystems Holdings*	25,462	401
Towers Watson	4,561	241

		2,533

Information Technology — 9.6%
Autodesk*	9,759	323
Broadridge Financial Solutions	13,091	309
Ingram Micro*	31,728	514
Tellabs	81,840	292

		1,438

Materials — 4.8%
Aptargroup	1,623	77
Sigma-Aldrich	3,650	265

	Number	Value
	of Shares	(000)

Sonoco Products	12,705	$382

		724

Utilities — 7.0%
Edison International	8,289	377
PG&E	11,241	460
Xcel Energy	7,815	212

		1,049

Total Common Stocks (Cost $15,115)		14,578

MONEY MARKET FUND — 0.5%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	75,004	75

Total Money Market Fund (Cost $75)		75

TOTAL INVESTMENTS — 97.9% (Cost $15,190)**		14,653

Other Assets & Liabilities – 2.1%		308

TOTAL NET ASSETS — 100.0%		$14,961

* Non-income producing security
** Aggregate cost for Federal income tax purposes is (000) $15,596.
Gross unrealized appreciation (000)	$745
Gross unrealized depreciation (000)	(1,688)
Net unrealized depreciation (000)	$(943)

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Common Stocks	$ 14,578	$ –	$ –	$ 14,578
Money Market Fund	75	–	–	75

Total Assets - Investments in Securities	$ 14,653	$ –	$ –	$ 14,653

See Notes to Financial Statements.

P N C   M u l t i - F a c t o r   S m a l l   C a p   C o r e   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 98.5%
Consumer Discretionary — 13.4%
AFC Enterprises*	11,122	$294
AMC Networks, Cl A*	5,050	266
Cavco Industries*	2,316	119
Cheesecake Factory (The)	6,024	206
Churchill Downs	3,623	229
Cooper Tire & Rubber	6,430	161
Dillard’s, Cl A	1,256	112
Domino’s Pizza*	4,344	181
Drew Industries*	4,979	162
DSW, Cl A	2,933	199
Genesco*	1,779	98
Pier 1 Imports	7,127	137
Sonic Automotive, Cl A	9,959	197

		2,361

Consumer Staples — 2.6%
Prestige Brands Holdings*	12,234	264
Spectrum Brands Holdings	3,935	188

		452

Energy — 6.1%
Bonanza Creek Energy	7,292	173
Bristow Group	3,339	174
Calumet Specialty Products Partners LP	6,217	193
Energy XXI (Bermuda)#	5,274	167
Helix Energy Solutions Group*	9,972	175
SEACOR Holdings*	1,212	110
Superior Energy Services*	4,554	92

		1,084

Financials — 24.7%
Allied World Assurance Company Holdings AG (Switzerland)	2,991	243
Altisource Portfolio Solutions SA (Luxembourg)*	2,837	302
Aspen Insurance Holdings (Bermuda)	5,744	180
Boston Private Financial Holdings	16,954	156
Chemical Financial	9,316	203
Chesapeake Lodging Trust REIT	10,198	192
CNO Financial Group	25,138	229
Coresite Realty REIT	11,110	284
Dime Community Bancshares	7,766	108
Encore Capital Group*	6,019	160
Extra Space Storage REIT	3,108	109
Forestar Group*	10,823	160
LaSalle Hotel Properties REIT	8,759	211
Navigators Group (The)*	3,259	171
Newcastle Investment REIT	16,867	142
Ocwen Financial*	11,721	420
Omega Healthcare Investors REIT	5,372	123
Portfolio Recovery Associates*	1,882	186
Prosperity Bancshares	1,673	69
Protective Life	6,006	163
Tanger Factory Outlet Centers REIT	2,966	98
Universal Health Realty Income Trust REIT	3,347	163
Virtus Investment Partners*	2,481	285

		4,357

Healthcare — 10.7%
Analogic	1,891	139
Atrion	472	93
Bio-Reference Labs*#	7,850	207

	Number of Shares	Value (000)

Cantel Medical	5,130	$141
Chemed	1,075	73
Hanger*	6,891	180
Health Management Associates, Cl A*	8,860	70
Jazz Pharmaceuticals PLC (Ireland)*#	3,009	162
Medicis Pharmaceutical, Cl A	1,627	70
Myriad Genetics*	5,001	144
Orthofix International NV (Curacao)*	3,992	149
Taro Pharmaceutical Industries (Israel)*	4,298	199
US Physical Therapy	9,731	260

		1,887

Industrials — 15.9%
Aceto	22,898	228
Alaska Air Group*	4,504	193
Allegiant Travel*	2,083	154
Amerco*	756	91
Applied Industrial Technologies	4,830	193
Armstrong World Industries*	3,531	178
Barrett Business Services	7,932	264
DXP Enterprises*	5,191	251
Exponent*	1,359	73
Genesee & Wyoming, Cl A*	1,676	122
HEICO	2,267	93
Hyster-Yale Materials Handling	1,444	60
Hyster-Yale Materials Handling, Cl B	1,444	60
ITT	7,310	163
Middleby*	2,262	288
NACCO Industries, Cl A	1,444	77
Old Dominion Freight Line*	3,852	129
UniFirst	2,536	179

		2,796

Information Technology — 15.8%
3D Systems*#	5,135	230
ACI Worldwide*	5,289	228
Blucora*	15,394	227
Bottomline Technologies*	4,885	120
CACI International, Cl A*	2,606	133
Cardtronics*	8,457	194
CommVault Systems*	3,853	256
ePlus*	4,523	183
FEI	2,018	111
NETGEAR*	4,766	166
NeuStar, Cl A*	4,759	191
RADWARE (Israel)*	3,261	104
SS&C Technologies Holdings*	5,271	124
Tyler Technologies*	5,060	237
ValueClick*	6,292	119
VistaPrint NV (Netherlands)*#	5,200	162

		2,785

Materials — 6.1%
American Vanguard	6,583	219
KapStone Paper and Packaging*	8,017	176
Minerals Technologies	3,175	235
PolyOne	11,479	231
Schweitzer-Mauduit International	5,692	213

		1,074

Telecommunication Services — 0.7%
Cogent Communications Group	5,889	125

See Notes to Financial Statements.

Number of Shares		Value (000)

COMMON STOCKS — continued
Utilities — 2.5%
American States Water	3,991	$182
Portland General Electric	4,929	133
Vectren	4,206	123

		438

Total Common Stocks (Cost $14,119)		17,359

EXCHANGE TRADED FUND — 1.1%
iShares Russell 2000 Index Fund†#	2,348	193

Total Exchange Traded Fund (Cost $157)		193

MONEY MARKET FUND — 0.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	45,204	45

Total Money Market Fund (Cost $45)		45

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.8% (Cost $14,321)		17,597

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 7.0%
Money Market Fund — 7.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,231,544	1,232

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $1,232)‡		1,232

TOTAL INVESTMENTS — 106.8% (Cost $15,553)**		18,829

Other Assets & Liabilities – (6.8)%		(1,198)

TOTAL NET ASSETS — 100.0%		$17,631

* Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $15,544.

Gross unrealized appreciation (000)	$3,514
Gross unrealized depreciation (000)	(229)

Net unrealized appreciation (000)	$3,285

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 1,053 (000).
‡	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C   M u l t i - F a c t o r   S m a l l   C a p   C o r e   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Common Stocks	$17,359	$–	$–	$17,359

Exchange Traded Fund	193	–	–	193

Money Market Fund	45	–	–	45

Short Term Investment Purchased with Collateral From Securities Loaned	1,232	–	–	1,232

Total Assets - Investments in Securities	$18,829	$–	$–	$18,829

See Notes to Financial Statements.

P N C  M u l t i-F a c t o r  S m a l l  C a p  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 2  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)

COMMON STOCKS — 99.9%
Consumer Discretionary — 16.1%
Aaron’s*	5,959	$171
AMC Networks, Cl A*	4,028	212
Ascena Retail Group*	7,301	147
Brinker International	8,538	256
Cedar Fair LP	6,515	215
Churchill Downs	4,974	314
Cinemark Holdings	12,289	334
Coinstar*#	7,817	368
Cracker Barrel Old Country Store	4,633	285
Destination Maternity	7,745	172
Domino’s Pizza*	8,471	352
DSW, Cl A	3,073	209
Group 1 Automotive	5,327	324
Movado Group	12,114	420
Papa John’s International*	5,661	300
Sturm Ruger#	5,139	301

		4,380

Consumer Staples — 2.8%
Cal-Maine Foods	4,601	211
Casey’s General Stores	4,789	237
Elizabeth Arden*	2,907	135
Hain Celestial Group (The)*	3,087	186

		769

Energy — 5.9%
Bonanza Creek Energy	8,028	190
Contango Oil & Gas*	6,710	275
CVR Energy	4,497	206
Dril-Quip*	2,341	165
Energy XXI (Bermuda)#	7,717	245
EQT Midstream Partners LP#	9,117	280
World Fuel Services	5,910	230

		1,591

Financials — 9.1%
Altisource Portfolio Solutions SA (Luxembourg)*	4,661	496
Bank of the Ozarks	5,894	187
Cathay General Bancorp	23,514	421
Chesapeake Lodging Trust REIT	14,319	270
HomeStreet*	14,160	348
LTC Properties REIT	6,189	203
Universal Health Realty Income Trust REIT	4,005	195
Virtus Investment Partners*	3,038	349

		2,469

Healthcare — 18.2%
Air Methods*	1,826	199
Alkermes PLC (Ireland)*	9,317	180
Analogic	3,437	253
Anika Therapeutics*	17,270	204
Auxilium Pharmaceuticals*	7,398	142
Cambrex*	38,639	424
Capital Senior Living*	10,338	184
Cepheid*	2,266	74
Chemed	4,719	321
Cubist Pharmaceuticals*	6,338	257
Cyberonics*	3,725	193
Genomic Health*	11,748	325
HMS Holdings*	4,271	99
Jazz Pharmaceuticals PLC (Ireland)*#	1,978	107

	Number	Value
	of Shares	(000)

Ligand Pharmaceuticals, Cl B*	16,135	$318
MedAssets*	16,038	258
PAREXEL International*	6,029	195
Pharmacyclics*	6,205	329
Salix Pharmaceuticals*	2,880	124
Sciclone Pharmaceuticals*	43,122	189
Teleflex	2,699	187
US Physical Therapy	14,187	379

		4,941

Industrials — 21.5%
Aceto	18,655	186
Actuant	9,633	277
Alaska Air Group*	9,507	407
Amerco*	3,686	442
Applied Industrial Technologies	7,273	291
Belden	3,611	136
Cascade	6,092	396
Chart Industries*	1,995	121
CLARCOR	2,543	118
Colfax*	7,241	282
Deluxe	6,539	188
G&K Services, Cl A	4,303	146
Genesee & Wyoming, Cl A*	2,061	150
Hyster-Yale Materials Handling, Cl B	1,533	64
ITT	11,577	259
Middleby*	1,203	153
Mistras Group*	14,224	309
Mueller Industries	7,418	354
NACCO Industries, Cl A	1,533	82
Park-Ohio Holdings*	7,636	160
Roadrunner Transportation Systems*	10,656	192
Saia*	17,695	383
Teledyne Technologies*	6,064	382
Tennant	3,232	123
Wabtec	2,802	237

		5,838

Information Technology — 20.8%
ACI Worldwide*	6,167	266
Arris Group*	21,384	299
Bankrate*#	12,162	146
Cadence Design Systems*	26,372	336
Cardtronics*	10,863	249
CoreLogic*	8,267	213
Jack Henry & Associates	6,092	237
Littelfuse	1,974	114
MAXIMUS	4,494	283
MTS Systems	6,303	305
NCR*	9,099	218
Netscout Systems*	13,595	341
NeuStar, Cl A*	8,241	331
OSI Systems*	6,052	371
SolarWinds*	6,474	363
SPS Commerce*	2,901	107
Syntel	6,933	417
Ultratech*	9,083	298
ValueClick*	15,144	286
Vantiv, Cl A*	16,066	348
Web.com Group*	8,994	136

		5,664

See Notes to Financial Statements.

P N C  M u l t i-F a c t o r  S m a l l  C a p  G r o w t h  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 2  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)

COMMON STOCKS — continued
Materials — 5.5%
AEP Industries*	4,455	$270
American Vanguard	13,363	445
Minerals Technologies	3,520	260
Myers Industries	17,302	257
Neenah Paper	8,968	252

		1,484

Total Common Stocks (Cost $23,360)		27,136

MONEY MARKET FUND — 0.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	64,227	64

Total Money Market Fund (Cost $64)		64

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 100.1% (Cost $23,424)		27,200

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 5.1%
Money Market Fund — 5.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,369,519	1,370

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $1,370)‡		1,370

TOTAL INVESTMENTS — 105.2% (Cost $24,794)**		28,570

Other Assets & Liabilities – (5.2)%		(1,402)

TOTAL NET ASSETS — 100.0%		$27,168

* Non-income producing security
** Aggregate cost for Federal income tax purposes is (000) $24,767.
Gross unrealized appreciation (000)	$4,619
Gross unrealized depreciation (000)	(816)

Net unrealized appreciation (000)	$3,803

† Affiliated Holding. See Note 3 in Notes to Financial Statements.
# Security fully or partially on loan. Total Value of Securities on Loan is $ 1,340 (000).
‡ See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Common Stocks	$27,136	$–	$–	$27,136
Money Market Fund	64	–	–	64
Short Term Investment Purchased with Collateral From Securities Loaned	1,370	–	–	1,370

Total Assets - Investments in Securities	$28,570	$–	$–	$28,570

See Notes to Financial Statements.

P N C  M u l t i - F a c t o r  S m a l l  C a p  Va l u e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 99.2%
Consumer Discretionary — 11.8%
Arctic Cat*	3,448	$130
Brinker International	5,244	157
Carmike Cinemas*	35,346	534
ChinaCast Education (Hong Kong)*	18,707	3
Genesco*	1,958	108
Iconix Brand Group*	8,782	177
Lithia Motors, Cl A	4,761	170
MDC Holdings	4,772	168
Movado Group	6,512	226
Multimedia Games Holding*	19,128	283
Smith & Wesson Holding*	9,401	100
Sturm Ruger#	3,962	232
Town Sports International Holdings*	22,788	231

		2,519

Consumer Staples — 2.4%
Dean Foods*	6,760	116
Hain Celestial Group (The)*	2,817	170
Susser Holdings*	6,315	230

		516

Energy — 7.3%
Atlas Pipeline Partners LP	3,861	127
BP Prudhoe Bay Royalty Trust	2,950	218
Delek US Holdings	4,048	106
Helix Energy Solutions Group*	9,708	170
Renewable Energy Group*#	23,540	139
Sabine Royalty Trust#	2,706	130
SemGroup, Cl A*	6,554	247
Ship Finance International (Bermuda)	13,461	218
Western Refining	6,871	200

		1,555

Financials — 38.2%
Allied World Assurance Company Holdings AG (Switzerland)	2,162	175
Altisource Portfolio Solutions SA (Luxembourg)*	4,415	469
American Equity Investment Life Holding	29,715	343
Banco Latinoamericano de Comercio Exterior SA, Cl E (Panama)	21,940	474
C&F Financial	5,512	188
Citizens & Northern	21,895	394
City Holding	4,248	143
CNO Financial Group	20,403	186
Community Bank System	3,492	94
Coresite Realty REIT	13,166	337
Dime Community Bancshares	15,210	212
Extra Space Storage REIT	2,926	103
Fulton Financial	23,956	233
Granite Real Estate (Canada)	10,262	381
Hancock Holding	3,905	123
Homeowners Choice	21,046	438
Horace Mann Educators	12,366	236
Invesco Mortgage Capital REIT	20,978	444
Lakeland Financial	3,460	86
LTC Properties REIT	8,211	269
Medallion Financial	21,929	259
Mission West Properties REIT	32,992	302
National Health Investors REIT	4,994	277
National Retail Properties REIT	3,935	121
Oritani Financial	7,768	113

	Number of Shares	Value (000)

Portfolio Recovery Associates*	1,794	$177
Prosperity Bancshares	4,305	177
Provident Financial Holdings	14,367	229
Retail Properties of America REIT	12,744	156
Starwood Property Trust REIT	4,066	93
Symetra Financial	17,018	208
Tree.com*	13,801	234
Univest Corp of Pennsylvania	27,755	467

		8,141

Healthcare — 5.1%
Capital Senior Living*	10,416	185
HealthStream*	5,733	136
Questcor Pharmaceuticals#	6,571	171
Spectrum Pharmaceuticals*#	12,688	150
Team Health Holdings*	15,887	445

		1,087

Industrials — 9.8%
AO Smith	4,647	293
Barrett Business Services	2,687	89
Corporate Executive Board (The)	3,053	131
Fly Leasing, ADR (Ireland)	3,358	41
GenCorp*	18,385	169
Hexcel*	10,406	269
Huntington Ingalls Industries	3,323	136
Lennox International	3,039	160
Macquarie Infrastructure LLC	6,197	267
Park-Ohio Holdings*	6,501	136
Standex International	5,631	277
Triumph Group	1,950	128

		2,096

Information Technology — 13.1%
Anixter International*	3,145	192
Aware*	26,494	177
Cardtronics*	15,642	359
Cirrus Logic*	7,706	241
Convergys	5,720	89
Ellie Mae*	4,628	115
First Solar*	5,191	140
Hollysys Automation Technologies (British Virgin Islands)*	10,851	118
j2 Global	3,190	96
Kulicke & Soffa Industries*	21,936	251
OSI Systems*	2,571	158
PDF Solutions*	33,597	466
Silicon Motion Technology, ADR (Taiwan)*#	7,980	104
Stratasys*#	2,357	177
SYNNEX*	3,295	109

		2,792

Materials — 6.0%
AEP Industries*	3,169	192
Coeur d’Alene Mines*	2,250	52
Primero Mining (Canada)*#	17,897	116
Rentech Nitrogen Partners LP	6,701	268
Schnitzer Steel Industries, Cl A	3,248	92
TPC Group*	3,294	158
Worthington Industries	16,549	390

		1,268

See Notes to Financial Statements.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Utilities — 5.5%
Amerigas Partners LP#	2,130	$87
Cleco	5,114	206
El Paso Electric	7,232	230
NorthWestern	11,210	389
Piedmont Natural Gas#	8,061	249

		1,161

Total Common Stocks (Cost $19,141)		21,135

MONEY MARKET FUND — 0.7%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	147,882	148

Total Money Market Fund (Cost $148)		148

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.9% (Cost $19,289)		21,283

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 6.9%
Money Market Fund — 6.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	1,457,760	1,458

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $1,458)‡		1,458

TOTAL INVESTMENTS — 106.8% (Cost $20,747)**		22,741

Other Assets & Liabilities – (6.8)%		(1,443)

TOTAL NET ASSETS — 100.0%		$21,298

* Non-income producing security

** Aggregate cost for Federal income tax purposes is (000) $20,657.

Gross unrealized appreciation (000)	$2,749
Gross unrealized depreciation (000)	(665)

Net unrealized appreciation (000)	$2,084

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 1,389 (000).
‡	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C   M u l t i - F a c t o r   S m a l l   C a p   Va l u e   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Common Stocks	$21,135	$–	$–	$21,135
Money Market Fund	148	–	–	148
Short Term Investment Purchased with Collateral From Securities Loaned	1,458	–	–	1,458

Total Assets - Investments in Securities	$22,741	$–	$–	$22,741

See Notes to Financial Statements.

P N C S  &  P  5 0 0  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 99.0%
Consumer Discretionary — 11.3%
Abercrombie & Fitch, Cl A	724	$33
Amazon.com*	3,118	786
Apollo Group, Cl A*	976	19
AutoNation*	384	15
AutoZone*	306	117
Bed Bath & Beyond*	2,314	136
Best Buy	2,433	32
Big Lots*	575	16
BorgWarner*	923	61
Cablevision Systems, Cl A	1,870	26
CarMax*	1,928	70
Carnival (Panama)	3,766	146
CBS, Cl B	5,208	187
Chipotle Mexican Grill*	269	71
Coach	2,488	144
Comcast, Cl A	22,708	844
D.R. Horton	2,352	46
Darden Restaurants	1,098	58
DIRECTV*	5,663	281
Discovery Communications, Cl A*	2,219	134
Dollar General*	2,378	119
Dollar Tree*	2,091	87
Expedia	833	52
Family Dollar Stores	1,668	119
Ford Motor	32,220	369
Fossil*	449	39
GameStop, Cl A#	1,199	31
Gannett	1,985	36
Gap (The)	2,510	87
Genuine Parts	1,352	88
Goodyear Tire & Rubber (The)*	2,111	27
H&R Block	2,502	45
Harley-Davidson	1,945	91
Harman International Industries	602	24
Hasbro	1,016	39
Home Depot (The)	13,068	850
International Game Technology	2,423	34
Interpublic Group (The)	3,925	42
JC Penney*	1,290	23
Johnson Controls	5,768	159
Kohl’s	1,876	84
Leggett & Platt	1,203	34
Lennar, Cl A	1,387	53
Limited Brands	2,114	110
Lowe’s	9,661	349
Macy’s	3,627	140
Marriott International, Cl A	2,295	83
Mattel	2,986	112
McDonald’s	8,580	747
McGraw-Hill (The)	2,435	129
NetFlix*	470	38
Newell Rubbermaid	2,427	53
News, Cl A	17,350	428
NIKE, Cl B	3,194	311
Nordstrom	1,371	74
Omnicom Group	2,340	116
O’Reilly Automotive*	982	92
PetSmart	987	70
priceline.com*	434	288
Pulte Group*	2,794	47
Ralph Lauren	567	89

	Number of Shares	Value (000)

Ross Stores	2,020	$115
Scripps Networks Interactive, Cl A	813	48
Staples	5,703	67
Starbucks	6,561	340
Starwood Hotels & Resorts Worldwide	1,678	91
Target	5,597	353
Tiffany	1,122	66
Time Warner	8,008	379
Time Warner Cable	2,614	248
TJX	6,616	293
TripAdvisor*	789	30
Urban Outfitters*	1,030	39
VF	764	123
Viacom, Cl B	4,150	214
Walt Disney (The)	15,360	763
Washington Post (The), Cl B	40	15
Whirlpool	643	65
Wyndham Worldwide	1,255	62
Wynn Resorts	660	74
Yum! Brands	3,950	265

		12,680

Consumer Staples — 10.8%
Altria Group	17,219	582
Archer-Daniels-Midland	5,719	153
Avon Products	3,685	51
Beam	1,345	76
Brown-Forman, Cl B	1,320	93
Campbell Soup	1,929	71
Clorox (The)	1,131	86
Coca-Cola (The)	33,396	1,266
Coca-Cola Enterprises	2,619	82
Colgate-Palmolive	3,743	406
ConAgra Foods	3,586	107
Constellation Brands, Cl A*	1,501	54
Costco Wholesale	3,742	389
CVS Caremark	10,803	502
Dean Foods*	1,650	28
Dr Pepper Snapple Group	1,870	84
Estee Lauder (The), Cl A	2,062	120
General Mills	5,646	231
H.J. Heinz	2,810	164
Hershey (The)	1,354	99
Hormel Foods	1,209	38
J.M. Smucker (The)	1,434	127
Kellogg	2,165	120
Kimberly-Clark	3,429	294
Kraft Foods Group	5,015	227
Kroger (The)	5,052	133
Lorillard	1,158	140
McCormick	1,163	75
Mead Johnson Nutrition	1,800	123
Molson Coors Brewing, Cl B	1,379	57
Mondelez International	15,046	390
Monster Beverage*	1,324	69
PepsiCo	13,303	934
Philip Morris International	14,150	1,272
Procter & Gamble (The)	23,879	1,668
Reynolds American	2,982	130
Safeway#	2,312	40
Sysco	5,222	165
Tyson Foods, Cl A	2,512	48

See Notes to Financial Statements.

P N C   S  &  P  5 0 0  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Number of Shares	Value (000)

COMMON STOCKS — continued
Consumer Staples — continued
Walgreen	7,669	$260
Wal-Mart Stores	14,639	1,054
Whole Foods Market	1,400	131

		12,139

Energy — 11.0%
Anadarko Petroleum	4,430	324
Apache	3,507	270
Baker Hughes	3,849	166
Cabot Oil & Gas	1,885	89
Cameron International*	2,506	135
Chesapeake Energy	4,720	80
Chevron	16,872	1,783
ConocoPhillips	10,610	604
Consol Energy	2,000	63
Denbury Resources*	3,370	52
Devon Energy	3,486	180
Diamond Offshore Drilling	607	42
Ensco PLC*	2,039	119
EOG Resources	2,328	274
EQT	1,326	80
Exxon Mobil	40,235	3,546
FMC Technologies*	2,702	110
Halliburton	8,310	277
Helmerich & Payne	955	50
Hess	2,713	135
Kinder Morgan	5,009	169
Marathon Oil	6,227	192
Marathon Petroleum	3,050	182
Murphy Oil	1,709	97
Nabors Industries (Bermuda)*	2,421	36
National Oilwell Varco	3,879	265
Newfield Exploration*	2,944	72
Noble (Switzerland)*	2,178	75
Noble Energy	1,696	166
Occidental Petroleum	7,348	553
Peabody Energy	2,273	57
Phillips 66	5,679	297
Pioneer Natural Resources	1,089	116
QEP Resources	1,499	42
Range Resources	1,423	91
Rowan*	1,062	34
Schlumberger (Netherlands)	11,879	851
Southwestern Energy*	3,019	105
Spectra Energy	5,722	160
Tesoro	1,184	50
Valero Energy	4,918	159
Williams (The)	5,660	186
WPX Energy*	1,673	26

		12,360

Financials — 15.0%
ACE (Switzerland)	2,904	230
Aflac	4,131	219
Allstate (The)	4,281	173
American Express	8,662	484
American International Group*	10,687	354
American Tower REIT	3,600	270
Ameriprise Financial	1,880	114
AON PLC (United Kingdom)	2,812	160

	Number of Shares	Value (000)

Apartment Investment & Management, Cl A REIT	1,046	$26
Assurant	788	27
AvalonBay Communities REIT	845	111
Bank of America	96,792	954
BB&T	6,133	173
Berkshire Hathaway, Cl B*	15,738	1,386
BlackRock†	1,109	219
BNY Mellon (The)	10,417	249
Boston Properties REIT	1,292	133
Capital One Financial	5,020	289
CBRE Group, Cl A*	2,676	51
Charles Schwab (The)	10,168	133
Chubb (The)	2,355	181
Cincinnati Financial	1,392	56
Citigroup	26,080	902
CME Group	2,755	152
Comerica	1,577	47
Discover Financial Services	4,824	201
E*Trade Financial*	1,954	16
Equity Residential REIT	2,641	147
Federated Investors, Cl B	772	15
Fifth Third Bancorp	8,522	125
First Horizon National	2,108	20
Franklin Resources	1,195	158
Genworth Financial, Cl A*	4,087	24
Goldman Sachs Group (The)	4,018	473
Hartford Financial Services Group	3,580	76
HCP REIT	3,823	172
Health Care REIT	1,851	109
Host Hotels & Resorts REIT	6,042	89
Hudson City Bancorp	12,036	97
Huntington Bancshares	8,837	54
IntercontinentalExchange*	622	82
Invesco	3,731	93
JPMorgan Chase	33,122	1,361
KeyCorp	7,737	63
Kimco Realty REIT	3,372	65
Legg Mason	1,048	27
Leucadia National	1,675	37
Lincoln National	2,303	57
Loews	2,621	107
M&T Bank	1,062	104
Marsh & McLennan	4,605	162
MetLife	9,591	318
Moody’s	1,662	81
Morgan Stanley	12,506	211
NASDAQ OMX Group (The)	1,025	25
Northern Trust	2,006	96
NYSE Euronext	2,239	52
People’s United Financial	2,990	36
Plum Creek Timber REIT	1,390	60
PNC Financial Services Group†	4,574	257
Principal Financial Group	2,436	66
Progressive (The)	5,133	109
ProLogis REIT	3,923	133
Prudential Financial	4,003	209
Public Storage REIT	1,304	183
Regions Financial	12,219	82
Simon Property Group REIT	2,736	416
SLM	4,514	75
State Street	4,227	188

See Notes to Financial Statements.

	Number of Shares	Value (000)
COMMON STOCKS — continued
Financials — continued
SunTrust Banks	4,656	$126
T. Rowe Price Group	2,151	139
Torchmark	849	44
Travelers (The)	3,373	239
U.S. Bancorp	18,208	587
Unum Group	2,460	50
Ventas REIT	2,482	158
Vornado Realty Trust REIT	1,572	120
Wells Fargo	43,579	1,439
Weyerhaeuser REIT	4,557	126
XL Group PLC (Ireland)	2,739	67
Zions Bancorporation	1,370	28

		16,747

Healthcare — 11.9%
Abbott Laboratories	13,255	862
Aetna	3,096	134
Agilent Technologies	2,909	111
Alexion Pharmaceuticals*	1,590	153
Allergan	2,620	243
AmerisourceBergen	2,259	95
Amgen	6,586	585
Baxter International	4,838	321
Becton Dickinson	1,816	139
Biogen Idec*	2,092	312
Boston Scientific*	12,450	69
Bristol-Myers Squibb	14,771	482
Cardinal Health	3,049	123
CareFusion*	1,876	52
Celgene*	3,773	297
Cerner*	1,255	97
CIGNA	2,411	126
Coventry Health Care	1,210	53
Covidien PLC (Ireland)	4,059	236
CR Bard	891	88
DaVita HealthCare Partners*	809	87
DENTSPLY International	1,571	62
Edwards Lifesciences*	1,001	87
Eli Lilly	8,877	435
Express Scripts Holding*	7,557	407
Forest Laboratories*	2,322	82
Gilead Sciences*	6,022	452
Hospira*	1,390	41
Humana	1,430	94
Intuitive Surgical*	344	182
Johnson & Johnson	23,757	1,657
Laboratory Corporation of America Holdings*	825	70
Life Technologies*	1,547	76
McKesson	2,142	202
Medtronic	8,743	368
Merck	25,578	1,133
Mylan*	3,727	101
Patterson	739	25
PerkinElmer	967	31
Perrigo	835	87
Pfizer	62,944	1,575
Quest Diagnostics	1,336	77
St. Jude Medical	2,698	93
Stryker	2,715	147
Tenet Healthcare*	852	25
Thermo Fisher Scientific	3,074	195

	Number of Shares	Value (000)

UnitedHealth Group	8,813	$479
Varian Medical Systems*	945	65
Waters*	761	64
Watson Pharmaceuticals*	1,134	100
WellPoint	2,816	157
Zimmer Holdings	1,509	100

		13,334

Industrials — 10.0%
3M	5,593	509
ADT (The)	1,995	92
Avery Dennison	895	30
Boeing (The)	5,968	443
C.H. Robinson Worldwide	1,450	90
Caterpillar	5,867	500
Cintas	957	40
Cooper Industries PLC	1,320	98
CSX	9,687	191
Cummins	1,562	153
Danaher	4,914	265
Deere	3,441	289
Dover	1,602	102
Dun & Bradstreet (The)	420	33
Eaton	2,828	147
Emerson Electric	6,268	315
Engility Holdings*	140	3
Equifax	1,035	53
Expeditors International of Washington	1,844	69
Fastenal	2,348	98
FedEx	2,670	239
Flowserve	473	66
Fluor	1,440	76
General Dynamics	2,888	192
General Electric	89,956	1,901
Honeywell International	6,643	407
Illinois Tool Works	3,730	230
Ingersoll-Rand PLC (Ireland)	2,563	125
Iron Mountain	1,677	53
Jacobs Engineering Group*	1,078	44
Joy Global	933	53
L-3 Communications Holdings	844	65
Lockheed Martin	2,311	216
Masco	2,789	47
Norfolk Southern	3,120	188
Northrop Grumman	2,175	145
PACCAR	3,016	133
Pall	1,001	60
Parker Hannifin	1,877	154
Pentair (Switzerland)	957	46
Pitney Bowes#	1,759	20
Precision Castparts	1,252	230
Quanta Services*	1,837	47
Raytheon	2,971	170
Republic Services	2,770	79
Robert Half International	1,211	34
Rockwell Automation	1,226	97
Rockwell Collins	1,308	75
Roper Industries	823	92
RR Donnelley & Sons#	1,567	15
Ryder System	435	20
Snap-On	486	39
Southwest Airlines	6,663	63

See Notes to Financial Statements.

P N C  S & P  5 0 0  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 2  ( U n a u d i t e d )

	Number	Value
	of Shares	(000)

COMMON STOCKS — continued
Industrials — continued
Stanley Black & Decker	1,425	$102
Stericycle*	758	71
Textron	2,402	56
Tyco International (Switzerland)	3,991	113
Union Pacific	4,346	534
United Parcel Service, Cl B	6,304	461
United Technologies	7,387	592
W.W. Grainger	529	103
Waste Management	4,088	133
Xylem	1,556	41

		11,147

Information Technology — 19.0%
Accenture PLC, Cl A (Ireland)	5,471	372
Adobe Systems*	4,268	148
Advanced Micro Devices*#	8,972	20
Akamai Technologies*	1,534	56
Altera	3,230	105
Amphenol, Cl A	1,412	87
Analog Devices	2,544	103
Apple	8,016	4,692
Applied Materials	10,964	118
Autodesk*	1,818	60
Automatic Data Processing	4,277	243
BMC Software*	1,444	59
Broadcom, Cl A*	4,460	144
CA	3,155	70
Cisco Systems	46,340	876
Citrix Systems*	1,870	114
Cognizant Technology Solutions, Cl A*	2,548	171
Computer Sciences	1,918	73
Corning	12,683	155
Dell	13,132	127
eBay*	9,899	523
Electronic Arts*	2,938	43
EMC*	18,075	449
F5 Networks*	662	62
Fidelity National Information Services	1,997	72
First Solar*#	1,397	38
Fiserv*	1,198	92
FLIR Systems	1,339	27
Google, Cl A*	2,269	1,585
Harris	987	47
Hewlett-Packard	17,131	223
Intel	44,112	863
International Business Machines	9,313	1,770
Intuit	2,538	152
Jabil Circuit	1,574	30
JDS Uniphase*	1,906	23
Juniper Networks*	4,591	83
KLA-Tencor	1,404	64
Lam Research*	1,742	61
Linear Technology	1,970	65
LSI*	4,747	32
Mastercard, Cl A	936	457
Microchip Technology	1,642	50
Micron Technology*	7,952	48
Microsoft (A)	65,486	1,743
Molex	1,166	31
Motorola Solutions	2,571	140
NetApp*	3,665	116

	Number	Value
	of Shares	(000)

NVIDIA	5,375	$64
Oracle	33,564	1,077
Paychex	2,819	92
QUALCOMM	14,831	944
Red Hat*	1,707	84
SAIC	2,328	27
Salesforce.com*	1,156	182
SanDisk*	2,138	84
Seagate Technology PLC (Ireland)	3,103	78
Symantec*	6,338	119
TE Connectivity (Switzerland)	4,214	148
Teradata*	1,436	85
Teradyne*	1,582	25
Texas Instruments	11,457	338
Total System Services	1,349	30
VeriSign*	1,382	47
Visa, Cl A	4,505	674
Western Digital	2,100	70
Western Union (The)	5,390	68
Xerox	11,496	78
Xilin	2,260	78
Yahoo!*	8,998	169

		21,243

Materials — 3.5%
Air Products & Chemicals	1,807	150
Airgas	759	67
Alcoa	8,945	75
Allegheny Technologies	888	23
Ball	1,343	60
Bemis	894	30
CF Industries Holdings	573	123
Cliffs Natural Resources	1,418	41
Dow Chemical (The)	10,814	327
E.I. du Pont de Nemours	8,106	350
Eastman Chemical	1,199	73
Ecolab	2,295	165
FMC	1,209	67
Freeport-McMoRan Copper & Gold	8,318	325
International Flavors & Fragrances	682	44
International Paper	3,796	141
Lyondellbasell Industries NV, Cl A (Netherlands)	2,792	139
MeadWestvaco	1,463	45
Monsanto	4,500	412
Mosaic (The)	2,409	130
Newmont Mining	4,286	202
Nucor	2,715	112
Owens-Illinois*	1,370	27
PPG Industries	1,329	165
Praxair	2,614	280
Sealed Air	1,619	27
Sherwin-Williams (The)	755	115
Sigma-Aldrich	1,036	75
Titanium Metals	711	12
United States Steel#	1,137	25
Vulcan Materials	1,121	59

		3,886

Telecommunication Services — 3.0%
AT&T	48,967	1,671
CenturyLink	5,420	211
Crown Castle International*	2,598	175

See Notes to Financial Statements.

	Number	Value
	of Shares	(000)

COMMON STOCKS — continued
Telecommunication Services — continued
Frontier Communications#	13,718	$66
MetroPCS Communications*	2,554	27
Sprint Nextel*	25,619	147
Verizon Communications	24,103	1,064
Windstream#	5,160	43

		3,404

Utilities — 3.5%
AES	5,713	61
AGL Resources	1,037	40
Ameren	2,150	64
American Electric Power	4,283	183
CenterPoint Energy	3,778	75
CMS Energy	2,250	55
Consolidated Edison	2,627	147
Dominion Resources	5,100	261
DTE Energy	1,523	92
Duke Energy	6,246	399
Edison International	2,908	132
Entergy	1,562	99
Exelon	7,648	231
FirstEnergy	3,738	159
Integrys Energy Group	701	37
NextEra Energy	3,693	254
NiSource	2,564	62
Northeast Utilities	2,714	105
NRG Energy	2,012	42
ONEOK	1,847	83
Pepco Holdings	2,070	41
PG&E	3,626	148
Pinnacle West Capital	996	51
PPL	5,157	151
Public Service Enterprise Group	4,506	136
SCANA	1,033	48
Sempra Energy	2,133	146
Southern (The)	7,713	336
TECO Energy	1,973	33
Wisconsin Energy	2,092	79
Xcel Energy	4,389	119

		3,869

Total Common Stocks (Cost $66,086)		110,809

EXCHANGE TRADED FUND — 1.5%
SPDR S&P 500 ETF Trust (A)	11,961	1,699

(Cost $1,643)		1,699

MONEY MARKET FUND — 1.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	1,223,188	1,223

Total Money Market Fund (Cost $1,223)		1,223

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 101.6% (Cost $68,952)		113,731

	Number	Value
	of Shares	(000)

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.3%
Money Market Fund — 0.3%

PNC Advantage Institutional Money Market Fund, Institutional Shares†	290,530	$291

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $291)‡		291

TOTAL INVESTMENTS — 101.9% (Cost $69,243)**		114,022

Other Assets & Liabilities – (1.9)%		(2,123)

TOTAL NET ASSETS — 100.0%		$111,899

* Non-income producing security
** Aggregate cost for Federal income tax purposes is (000) $76,018.
Gross unrealized appreciation (000)	$39,285
Gross unrealized depreciation (000)	(1,281)

Net unrealized appreciation (000)	$38,004

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 283 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	All or a portion of the security was held as collateral for open futures contracts.

Futures Contracts:
		Notional
	Number	Cost		Unrealized
	of	Amount	Expiration	Depreciation
Description	Contracts	(000)	Date	(000)

S&P 500® Mini Composite Index	9	$641	12/21/12	$(4)

Cash in the amount of $87,500 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $704,729 have been segregated by the Fund.

See Notes to Financial Statements.

P N C  S & P  5 0 0  I n d e x  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Common Stocks	$110,809	$–	$–	$110,809
Exchange Traded Fund	1,699	–	–	1,699
Money Market Fund	1,223	–	–	1,223
Short Term Investment Purchased with Collateral From Securities Loaned	291	–	–	291

Total Assets - Investments in Securities	$114,022	$–	$–	$114,022

Other Financial Instruments
Futures Contracts	$(4)	$–	$–	$(4)

Total Assets - Other Financial Instruments	$(4)	$–	$–	$(4)

See Notes to Financial Statements.

P N C  S m a l l  C a p  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCKS — 97.5%
Consumer Discretionary — 18.2%
Aaron’s*	128,450	$3,687
American Axle & Manufacturing Holdings*	349,240	3,653
Coinstar*#	47,800	2,248
Dorman Products*	99,150	3,391
HSN	72,300	3,824
Madison Square Garden (The)*	99,730	4,368
Penn National Gaming*	50,940	2,589
Tractor Supply	34,870	3,125
Wolverine World Wide	52,280	2,263

		29,148

Consumer Staples — 2.5%
Boston Beer (The), Cl A*#	17,000	1,921
TreeHouse Foods*	41,310	2,166

		4,087

Energy — 6.9%
Atwood Oceanics*	46,770	2,152
Contango Oil & Gas*	49,290	2,020
Oil States International*	29,380	2,078
Swift Energy*	71,360	1,105
World Fuel Services	96,310	3,751

		11,106

Financials — 23.2%
AmTrust Financial Services#	207,510	5,980
Bank of the Ozarks	168,450	5,353
Credit Acceptance*	31,200	2,878
Eagle Bancorp*	85,350	1,663
FirstService (Canada)*	64,170	1,851
Home BancShares*	79,240	2,628
Prosperity Bancshares	46,510	1,913
RLI	45,720	2,946
ViewPoint Financial Group	108,560	2,220
Virtus Investment Partners*	63,230	7,263
World Acceptance*#	35,200	2,570

		37,265

Healthcare — 8.2%
Bio-Reference Labs*#	101,766	2,679
MWI Veterinary Supply*	36,380	4,061
Neogen*	57,140	2,603
PAREXEL International*	115,750	3,738

		13,081

Industrials — 23.7%
Actuant	109,930	3,163
B/E Aerospace*	93,610	4,433
Colfax*	128,720	5,019
Encore Capital Group*	51,260	1,362
EnerSys*	115,890	4,037
Esterline Technologies*	45,120	2,759
Genesee & Wyoming, Cl A*	33,540	2,447
HEICO	57,405	2,364
Portfolio Recovery Associates*	62,700	6,196
Regal-Beloit	38,890	2,712
Triumph Group	54,620	3,584

		38,076

Number of Shares		Value (000)

Information Technology — 13.5%
Liquidity Services*	86,080	$3,534
Manhattan Associates*	30,500	1,746
Open Text (Canada)*#	45,070	2,587
OSI Systems* (A)	92,170	5,648
Tyler Technologies*	91,040	4,272
WEX*	53,860	3,876

		21,663

Materials — 1.3%
Balchem	56,395	2,016

Total Common Stocks (Cost $107,151)		156,442

MONEY MARKET FUND — 2.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares† (A)	3,854,151	3,854

Total Money Market Fund (Cost $3,854)		3,854

Total Investments Before Short Term Investment Purchased with Collateral from Securities Loaned – 99.9% (Cost $111,005)		160,296

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 8.2%
Money Market Fund — 8.2%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	13,223,373	13,223

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $13,223)‡		13,223

TOTAL INVESTMENTS — 108.1% (Cost $124,228)**		173,519

Other Assets & Liabilities – (8.1)%		(12,989)

TOTAL NET ASSETS — 100.0%		$160,530

* Non-income producing security
** Aggregate cost for Federal income tax purposes is (000) $124,341.

Gross unrealized appreciation (000)	$51,459
Gross unrealized depreciation (000)	(2,281)

Net unrealized appreciation (000)	$49,178

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 12,952 (000).
‡	See Note 9 in Notes to Financial Statements.

(A) All or a portion of the security was held as collateral for open futures contracts.

See Notes to Financial Statements.

P N C   S m a l l   C a p   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

Futures Contracts:
Description	Number of Contracts	Notional Cost Amount (000)	Expiration Date	Unrealized Depreciation (000)

Russell Mini	11	$941	12/21/12	$(39)

Cash in the amount of $44,000 is held by the broker as collateral to cover initial margin requirements for the above open futures contracts (Long Positions).

Assets in the amount of $1,035,363 have been segregated by the Fund.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Common Stocks	$156,442	$–	$–	$156,442

Money Market Fund	3,854	–	–	3,854

Short Term Investment Purchased with Collateral From Securities Loaned	13,223	–	–	13,223

Total Assets - Investments in Securities	$173,519	$–	$–	$173,519

Other Financial Instruments

Futures Contracts	$(39)	$–	$–	$(39)

Total Assets - Other Financial Instruments	$(39)	$–	$–	$(39)

See Notes to Financial Statements.

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P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0 ,  2 0 1 2  ( U n a u d i t e d )

	Balanced		Large Cap
	Allocation	International	Core	Large Cap
	Fund	Equity Fund	Equity Fund	Growth Fund
ASSETS
Investments in non-affiliates at value	$55,963	$334,109	$27,425	$65,927
Investments in affiliates at value	3,449	17,688	98	1,012
Short term investment in affiliates held as collateral for loaned securities at value	1,265	17,958	–	–

Total Investments at value(1)(2)	60,677	369,755	27,523	66,939

Initial margin held by broker for open futures contracts	22	420	–	49
Receivable for investments sold	127	237	313	–
Receivable for shares of beneficial interest issued	1	105	9	14
Variation margin receivable from broker for open futures contracts	–	149	–	–
Dividends and interest receivable	248	844	70	137
Prepaid expenses	19	25	14	14
Other receivables	3	18	1	4

Total Assets	61,097	371,553	27,930	67,157

LIABILITIES
Payable for collateral for loaned securities	1,265	17,958	–	–
Payable for shares of beneficial interest redeemed	43	131	17	34
Payable for investment securities purchased	28	240	325	–
Variation margin payable to broker for open futures contracts	6	–	–	1
Investment advisory fees payable	27	301	12	31
12b-1 fees payable
Class A	5	5	1	7
Class C	1	–	–	–
Shareholder servicing fees payable
Class A	2	2	1	3
Administration fees payable	4	22	2	4
Custodian fees payable	9	85	4	5
Transfer agent fees payable	14	23	6	29
Trustees’ deferred compensation payable	3	18	1	4
Trustees’ fees payable	1	8	–	2
Foreign tax payable	1	6	–	–
Other liabilities	28	45	6	20

Total Liabilities	1,437	18,844	375	140

TOTAL NET ASSETS	$59,660	$352,709	$27,555	$67,017

Investments in non-affiliates at cost	$52,673	$318,779	$24,664	$53,872
Investments in affiliates at cost	3,449	17,688	98	1,012
Short term investment in affiliates held as collateral for loaned securities at cost	1,265	17,958	–	–

(1) Total Investments at cost	$57,387	$354,425	$24,762	$54,884

(2) Includes securities on loan with a value of	$1,235	$17,433	$–	$–

See Notes to Financial Statements.

	Balanced Allocation Fund	International Equity Fund	Large Cap Core Equity Fund	Large Cap Growth Fund

NET ASSETS:

Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$64,993	$413,447	$61,819	$108,845

Undistributed Net Investment Income	97	3,400	59	416

Accumulated Net Realized Loss on Investments and Futures	(8,732)	(79,617)	(37,084)	(54,315)

Net Unrealized Depreciation of Foreign Currency and Translation of Other Assets and Liabilities in Foreign Currency	–	(10)	–	–

Net Unrealized Appreciation on Investments and Futures	3,302	15,489	2,761	12,071

Total Net Assets	$59,660	$352,709	$27,555	$67,017

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$48,478,153	$344,121,077	$24,860,383	$55,039,721

Class I shares outstanding	4,338,191	22,574,787	2,135,762	2,990,609

Net Asset Value, Offering and Redemption Price Per Share	$11.17	$15.24	$11.64	$18.40

Net assets applicable to Class A	$10,342,056	$8,257,085	$2,588,452	$11,746,941

Class A shares outstanding	922,612	546,289	227,004	652,161

Net Asset Value and Redemption Price Per Share	$11.21	$15.11	$11.40	$18.01

Maximum Offering Price Per Share(3)	$11.77	$15.99	$12.06	$19.06

Maximum Sales Charge Per Share	4.75%	5.50%	5.50%	5.50%

Net assets applicable to Class C	$840,171	$331,130	$106,545	$230,040

Class C shares outstanding	75,670	22,766	10,044	13,989

Net Asset Value and Offering Price Per Share	$11.10	$14.55	$10.61	$16.44

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

See Notes to Financial Statements.

P N C   E q u i t y   F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S ( 0 0 0 )

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Large Cap Value Fund	Mid Cap Value Fund	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund
ASSETS
Investments in non-affiliates at value	$117,206	$14,578	$17,359	$27,136
Investments in affiliates at value	4,483	75	238	64
Short term investment in affiliates held as collateral for loaned securities at value	–	–	1,232	1,370

Total Investments at value(1)(2)	121,689	14,653	18,829	28,570

Receivable for investments sold	–	381	160	–
Receivable for shares of beneficial interest issued	80	10	–	–
Dividends and interest receivable	358	17	31	26
Prepaid expenses	21	19	13	16
Other receivables	7	2	1	2

Total Assets	122,155	15,082	19,034	28,614

LIABILITIES
Payable for collateral for loaned securities	–	–	1,232	1,370
Payable for shares of beneficial interest redeemed	52	69	1	3
Payable for investment securities purchased	–	–	155	–
Investment advisory fees payable	74	2	9	–
12b-1 fees payable
Class A	13	6	–	6
Class C	–	1	–	–
Shareholder servicing fees payable
Class A	4	2	–	3
Administration fees payable	7	2	2	2
Custody fees payable	3	2	2	2
Transfer agent fees payable	34	19	–	38
Trustees’ deferred compensation payable	7	2	1	2
Trustees’ fees payable	3	1	–	1
Other liabilities	26	15	1	19

Total Liabilities	223	121	1,403	1,446

TOTAL NET ASSETS	$121,932	$14,961	$17,631	$27,168

Investments in non-affiliates at cost	$113,236	$15,115	$14,119	$23,360
Investments in affiliates at cost	4,483	75	202	64
Short term investment in affiliates held as collateral for loaned securities at cost	–	–	1,232	1,370

(1) Total Investments at cost	$117,719	$15,190	$15,553	$24,794

(2) Includes securities on loan with a value of	$–	$–	$1,053	$1,340

See Notes to Financial Statements.

	Large Cap Value Fund	Mid Cap Value Fund	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund

NET ASSETS:

Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$232,399	$81,600	$22,542	$31,420

Undistributed Net Investment Income	346	131	90	44

Accumulated Net Realized Loss on Investments and Futures	(114,783)	(66,233)	(8,277)	(8,072)

Net Unrealized Appreciation (Depreciation) on Investments and Futures	3,970	(537)	3,276	3,776

Total Net Assets	$121,932	$14,961	$17,631	$27,168

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$99,905,239	$4,316,192	$16,931,140	$10,050,885

Class I shares outstanding	6,872,772	338,204	1,362,479	786,541

Net Asset Value, Offering and Redemption Price Per Share	$14.54	$12.76	$12.43	$12.78

Net assets applicable to Class A	$21,906,105	$9,562,736	$699,400	$16,991,821

Class A shares outstanding	1,511,571	754,743	56,512	1,349,969

Net Asset Value and Redemption Price Per Share	$14.49	$12.67	$12.38	$12.59

Maximum Offering Price Per Share(3)	$15.33	$13.41	$13.10	$13.32

Maximum Sales Charge Per Share	5.50%	5.50%	5.50%	5.50%

Net assets applicable to Class C	$120,535	$1,082,558	NA	$125,449

Class C shares outstanding	8,451	88,836	NA	9,996

Net Asset Value and Offering Price Per Share	$14.26	$12.19	NA	$12.55

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

See Notes to Financial Statements.

P N C   E q u i t y   F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Multi-Factor Small Cap Value Fund	S&P 500 Index Fund	Small Cap Fund

ASSETS
Investments in non-affiliates at value	$21,135	$112,032	$156,442
Investments in affiliates at value	148	1,699	3,854
Short term investment in affiliates held as collateral for loaned securities at value	1,458	291	13,223

Total Investments at value(1)(2)	22,741	114,022	173,519

Initial margin held by broker for open futures contracts	–	88	44
Receivable for investments sold	854	–	–
Receivable for shares of beneficial interest issued	28	7	174
Dividends and interest receivable	115	302	272
Prepaid expenses	17	20	19
Other receivables	1	6	9

Total Assets	23,756	114,445	174,037

LIABILITIES
Payable for collateral for loaned securities	1,458	291	13,223
Payable for shares of beneficial interest redeemed	33	1,492	66
Payable for investment securities purchased	909	690	–
Variation margin payable to broker for open futures contracts	–	1	3
Investment advisory fees payable	7	11	129
12b-1 fees payable
Class A	6	3	2
Class C	1	1	1
Shareholder servicing fees payable
Class A	2	3	2
Administration fees payable	2	7	9
Custody fees payable	2	14	7
Transfer agent fees payable	22	10	26
Trustees’ deferred compensation payable	1	6	9
Trustees’ fees payable	1	3	4
Other liabilities	14	14	26

Total Liabilities	2,458	2,546	13,507

TOTAL NET ASSETS	$21,298	$111,899	$160,530

Investments in non-affiliates at cost	$19,141	$67,309	$107,151
Investments in affiliates at cost	148	1,643	3,854
Short term investment in affiliates held as collateral for loaned securities at cost	1,458	291	13,223

(1) Total Investments at cost	$20,747	$69,243	$124,228

(2) Includes securities on loan with a value of	$1,389	$283	$12,952

See Notes to Financial Statements.

	Multi-Factor Small Cap Value Fund	S&P 500 Index Fund	Small Cap Fund

NET ASSETS:

Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$78,652	$76,006	$118,896
Undistributed (Accumulated) Net Investment Income (Loss)	380	420	(1,353)
Accumulated Net Realized Loss on Investments and Futures	(59,728)	(9,302)	(6,265)
Net Unrealized Appreciation on Investments and Futures	1,994	44,775	49,252

Total Net Assets	$21,298	$111,899	$160,530

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$8,129,557	$88,208,982	$150,824,234

Class I shares outstanding	597,012	7,807,001	10,486,260

Net Asset Value, Offering and Redemption Price Per Share	$13.62	$11.30	$14.38

Net assets applicable to Class A	$12,181,505	$22,011,306	$8,371,406

Class A shares outstanding	969,496	1,956,643	594,348

Net Asset Value and Redemption Price Per Share	$12.56	$11.25	$14.09

Maximum Offering Price Per Share(3)	$13.29	$11.54	$14.91

Maximum Sales Charge Per Share	5.50%	2.50%	5.50%

Net assets applicable to Class C	$987,125	$1,678,654	$1,334,711

Class C shares outstanding	87,682	150,201	100,848

Net Asset Value and Offering Price Per Share	$11.26	$11.18	$13.23

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

See Notes to Financial Statements.

P N C   E q u i t y   F u n d s

S T A T E M E N T S  O F  O P E R AT I O N S ( 0 0 0 )

F o r  t h e  S i x  M o n t h s  E n d e d  N o v e m b e r  3 0 ,  2 0 1 2  ( U n a u d i t e d )

	Balanced Allocation Fund	International Equity Fund	Large Cap Core Equity Fund

Investment Income:
Dividends from unaffiliated investments	$335	$2,376	$247
Dividends from affiliated investments(1)	86	–	–
Interest	326	39	–
Income from affiliated funds(1)	1	6	2
Security lending income from non-affiliated investments	7	178	–
Less: foreign taxes withheld	(1)	(161)	–

Total Investment Income	754	2,438	249

Expenses:
Investment advisory fees	222	1,680	87
Administration fees	18	108	8
12b-1 fees:
Class A	2	2	–
Class C	3	1	1
Shareholder servicing fees:
Class A	13	11	4
Class C	1	–	–
Transfer agent fees	26	52	11
Custodian fees	9	81	4
Professional fees	9	30	4
Pricing service fees	25	22	1
Printing and shareholder reports	8	15	5
Registration and filing fees	20	24	16
Trustees’ fees	2	12	1
Miscellaneous	10	34	4

Total Expenses	368	2,072	146

Less:
Waiver of investment advisory fees(1)	(52)	–	(31)

Net Expenses	316	2,072	115

Net Investment Income	438	366	134

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on unaffiliated investments sold	1,341	(5,186)	621
Net realized gain (loss) on affiliated investments sold(1)	–	62	–
Net realized gain (loss) on futures	(5)	107	–
Net realized gain on foreign currency transactions	11	239	–
Net change in unrealized appreciation on investments	2,418	56,464	896
Net change in unrealized appreciation on futures	55	1,106	–
Net change in unrealized appreciation on foreign currency translation	–	6	–

Net Gain on Investments	3,820	52,798	1,517

Net Increase in Net Assets Resulting from Operations	$4,258	$53,164	$1,651

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

Large Cap Growth Fund	Large Cap Value Fund	Mid Cap Value Fund	Multi-Factor Small Cap Core Fund	Multi-Factor Small Cap Growth Fund

$605	$1,536	$293	$121	$146
–	–	–	–	–
–	–	–	–	–
–	1	–	2	–
–	–	–	20	10
(1)	–	–	–	–

604	1,537	293	143	156

256	473	126	84	137
19	34	10	6	9
3	6	2	–	3
1	–	5	–	–
15	28	13	–	21
–	–	2	–	–
52	63	33	2	66
5	3	2	1	2
7	12	5	4	6
1	1	1	2	2
14	17	10	1	16
16	21	20	14	15
2	4	1	1	1
16	21	10	2	11

407	683	240	117	289

(53)	–	(11)	(37)	(134)

354	683	229	80	155

250	854	64	63	1

3,843	1,163	309	303	91
–	–	–	6	(1)
44	–	–	–	–
–	–	–	–	–
2	7,340	1,885	1,807	2,095
44	–	–	–	–
–	–	–	–	–

3,933	8,503	2,194	2,116	2,185

$4,183	$9,357	$2,258	$2,179	$2,186

See Notes to Financial Statements.

P N C   E q u i t y   F u n d s

S T A T E M E N T S  O F  O P E R AT I O N S ( 0 0 0 )

F o r  t h e  S i x  M o n t h s  E n d e d  N o v e m b e r  3 0 ,  2 0 1 2  ( U n a u d i t e d )

	Multi-Factor Small Cap Value Fund	S&P 500 Index Fund	Small Cap Fund

Investment Income:
Dividends from unaffiliated investments	$365	$1,286	$488
Dividends from affiliated investments(1)	–	8	–
Income from affiliated funds(1)	–	–	1
Security lending income from non-affiliated investments	27	3	26
Less: foreign taxes withheld	(2)	(1)	–

Total Investment Income	390	1,296	515

Expenses:
Investment advisory fees	117	69	800
Administration fees	8	31	43
12b-1 fees:
Class A	2	1	1
Class C	4	7	4
Shareholder servicing fees:
Class A	16	27	8
Class C	1	2	1
Transfer agent fees	38	21	65
Custodian fees	1	13	6
Professional fees	4	12	14
Pricing service fees	2	11	1
Printing and shareholder reports	10	6	23
Registration and filing fees	18	20	23
Trustees’ fees	1	4	6
Miscellaneous	9	16	31

Total Expenses	231	240	1,026

Less:
Waiver of investment advisory fees(1)	(63)	–	–

Net Expenses	168	240	1,026

Net Investment Income (Loss)	222	1,056	(511)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on unaffiliated investments sold	952	1,203	2,523
Net realized loss on affiliated investments sold(1)	–	(2)	–
Net realized gain on futures	–	71	83
Net change in unrealized appreciation/depreciation on investments	1,067	7,223	14,315
Net change in unrealized depreciation on futures	–	18	7

Net Gain (Loss) on Investments	2,019	8,513	16,928

Net Increase in Net Assets Resulting from Operations	$2,241	$9,569	$16,417

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

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P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

	Balanced Allocation Fund		International Equity Fund
	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012

Investment Activities:
Net investment income	$438	$1,066	$366	$4,111
Net realized gain (loss) on investments sold, futures and foreign currency transactions	1,347	2,130	(4,778)	(16,581)
Net change in unrealized appreciation/depreciation on investments, futures and foreign currency translation	2,473	(6,001)	57,576	(60,297)
Payment by affiliate(1)	–	2	–	45

Net increase (decrease) in net assets resulting from operations	4,258	(2,803)	53,164	(72,722)

Dividends to Shareholders
Dividends from net investment income:
Class I	(378)	(976)	–	(3,951)
Class A	(68)	(168)	–	(83)
Class C	(2)	(6)	–	–

Total dividends	(448)	(1,150)	–	(4,034)

Share Transactions:
Proceeds from shares issued:
Class I	972	5,042	15,468	51,256
Class A	262	571	66	142
Class C	48	21	1	31
Reinvestment of dividends and distributions:
Class I	365	939	–	2,080
Class A	62	159	–	75
Class C	2	6	–	–

Total proceeds from shares issued and reinvested	1,711	6,738	15,535	53,584

Value of shares redeemed:
Class I	(1,850)	(37,074)	(25,100)	(41,414)
Class A	(1,108)	(2,741)	(845)	(1,770)
Class C	(62)	(100)	(34)	(81)

Total value of shares redeemed	(3,020)	(39,915)	(25,979)	(43,265)

Increase (decrease) in net assets from share transactions	(1,309)	(33,177)	(10,444)	10,319

Contributions of capital by affiliate(2)	–	–	–	14

Total increase (decrease) in net assets	2,501	(37,130)	42,720	(66,423)

Net Assets:
Beginning of period	57,159	94,289	309,989	376,412

End of period*	$59,660	$57,159	$352,709	$309,989

*Including undistributed net investment income	$97	$107	$3,400	$3,034

(1)	See Note 11 in Notes to Financial Statements.
(2)	See Note 10 in Notes to Financial Statements.

See Notes to Financial Statements.

Large Cap Core Equity Fund		Large Cap Growth Fund		Large Cap Value Fund		Mid Cap Value Fund
For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012

$ 134	$ 198	$ 250	$ 462	$ 854	$ 2,167	$ 64	$ 429

621	964	3,887	7,019	1,163	(507)	309	(3,854)

896	(1,445)	46	(7,545)	7,340	(7,735)	1,885	(6,606)
–	–	–	–	–	–	–	–

1,651	(283)	4,183	(64)	9,357	(6,075)	2,258	(10,031)

(104)	(163)	–	(345)	(753)	(1,854)	–	(390)
(11)	(25)	–	(28)	(129)	(299)	–	(23)
–	–	–	–	–	(1)	–	–

(115)	(188)	–	(373)	(882)	(2,154)	–	(413)

7,641	7,321	450	1,954	2,355	7,648	1,542	4,331
47	50	52	129	81	154	115	956
7	19	3	5	1	2	45	19
71	115	–	190	391	988	–	233
10	24	–	25	119	273	–	21
–	–	–	–	–	1	–	–

7,776	7,529	505	2,303	2,947	9,066	1,702	5,560

(2,019)	(3,620)	(5,587)	(25,188)	(12,775)	(50,720)	(27,996)	(42,098)
(264)	(881)	(1,188)	(3,253)	(1,806)	(5,779)	(2,665)	(22,219)
(38)	(68)	(2)	(75)	(15)	(22)	(537)	(719)

(2,321)	(4,569)	(6,777)	(28,516)	(14,596)	(56,521)	(31,198)	(65,036)

5,455	2,960	(6,272)	(26,213)	(11,649)	(47,455)	(29,496)	(59,476)

–	–	–	–	–	–	–	–

6,991	2,489	(2,089)	(26,650)	(3,174)	(55,684)	(27,238)	(69,920)

20,564	18,075	69,106	95,756	125,106	180,790	42,199	112,119

$27,555	$20,564	$67,017	$ 69,106	$121,932	$125,106	$14,961	$ 42,199

$ 59	$ 40	$ 416	$ 166	$ 346	$ 374	$ 131	$ 67

See Notes to Financial Statements.

P N C  E q u i t y  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

	Multi-Factor Small Cap Core Fund		Multi-Factor Small Cap Growth Fund
	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012

Investment Activities:
Net investment income (loss)	$63	$63	$1	$30
Net realized gain (loss) on investments sold and futures	309	1,204	90	4,110
Net change in unrealized appreciation/depreciation on investments and futures	1,807	(2,110)	2,095	(6,620)
Payment by affiliate(1)	–	–	–	–

Net increase (decrease) in net assets resulting from operations	2,179	(843)	2,186	(2,480)

Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	–	(30)	–	–
Class A	–	–	–	–
Class C	–	–	–	–

Total dividends	–	(30)	–	–

Share Transactions:
Proceeds from shares issued:
Class I	15	880	310	155
Class A	448	71	64	87
Class C	–	–	–	–
Reinvestment of dividends and distributions:
Class I	–	30	–	–
Class A	–	–	–	–
Class C	–	–	–	–

Total proceeds from shares issued and reinvested	463	981	374	242

Value of shares redeemed:
Class I	(513)	(41)	(759)	(743)
Class A	(82)	(23)	(1,298)	(3,152)
Class C	–	–	(6)	(2)

Total value of shares redeemed	(595)	(64)	(2,063)	(3,897)

Increase (decrease) in net assets from share transactions	(132)	917	(1,689)	(3,655)

Contributions of capital from affiliate(2)	–	–	–	–

Total increase (decrease) in net assets	2,047	44	497	(6,135)

Net Assets:
Beginning of period	15,584	15,540	26,671	32,806

End of period*	$17,631	$15,584	$27,168	$26,671

*Including undistributed (distributions in excess of) net investment income	$90	$27	$44	$43

(1)	See Note 11 in Notes to Financial Statements.
(2)	See Note 10 in Notes to Financial Statements.

See Notes to Financial Statements.

Multi-Factor Small Cap Value Fund		S&P 500 Index Fund		Small Cap Fund
For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012

$ 222	$ 321	$ 1,056	$ 1,965	$ (511)	$ (838)
952	3,433	1,272	805	2,606	(360)
1,067	(7,576)	7,241	(3,586)	14,322	2,328
–	–	–	1	–	–

2,241	(3,822)	9,569	(815)	16,417	1,130

–	(100)	(815)	(1,598)	–	–
–	(108)	(178)	(312)	–	–
–	–	(8)	(13)	–	–

–	(208)	(1,001)	(1,923)	–	–

410	1,257	5,447	11,108	12,325	9,263
548	596	1,916	4,042	6,271	316
19	48	21	125	647	131
–	79	671	1,431	–	–
–	103	172	301	–	–
–	–	8	13	–	–

977	2,083	8,235	17,020	19,243	9,710

(2,849)	(8,806)	(13,047)	(17,135)	(29,089)	(36,354)
(2,275)	(4,748)	(2,438)	(5,853)	(704)	(658)
(127)	(346)	(190)	(224)	(133)	(38)

(5,251)	(13,900)	(15,675)	(23,212)	(29,926)	(37,050)

(4,274)	(11,817)	(7,440)	(6,192)	(10,683)	(27,340)

–	–	–	–	–	102

(2,033)	(15,847)	1,128	(8,930)	5,734	(26,108)

23,331	39,178	110,771	119,701	154,796	180,904

$21,298	$23,331	$111,899	$110,771	$160,530	$154,796

$ 380	$ 158	$ 420	$ 365	$ (1,353)	$ (842)

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  a n d  T a x  E x e m p t  B o n d   F u n d s

S U M M A R Y    O F    P O R T F O L I O     H O L D I N G S

( U n a u d i t e d )

The tables below present portfolio holdings as a percentage of total investments before collateral for loaned securities for each of the PNC Fixed Income and Tax Exempt Bond Funds as of November 30, 2012.

Bond Fund
U.S. Treasury Notes	33.5%
Corporate Bonds	28.2
Federal National Mortgage Association	19.0
U.S. Treasury Bonds	6.0
Money Market Fund	4.1
Commercial Mortgage-Backed Securities	2.8
Federal Home Loan Mortgage Corporation	2.0
Government National Mortgage Association	1.9
Asset Backed Securities	1.5
Collateralized Mortgage Obligation	0.5
Municipal Bond	0.4
Preferred Stocks	0.1
100.0%

Government Mortgage Fund
Federal National Mortgage Association	66.0%
Government National Mortgage Association	14.5
U.S. Treasury Note	8.3
Federal Home Loan Mortgage Corporation	7.2
Money Market Fund	3.0
Collateralized Mortgage Obligations	1.0
100.0%

High Yield Bond Fund
Corporate Bonds	95.5%
Money Market Fund	3.0
Common Stocks	0.9
Warrants	0.4
Preferred Stocks	0.2
100.0%

Intermediate Bond Fund
U.S. Treasury Notes	47.2%
Corporate Bonds	41.2
Federal National Mortgage Association	7.4
Money Market Fund	1.4
Collateralized Mortgage Obligation	1.3
Asset Backed Securities	1.0
Commercial Mortgage-Backed Security	0.5
100.0%

Limited Maturity Bond Fund
U.S. Treasury Notes	38.0%
Corporate Bonds	26.7
Asset Backed Securities	16.5
Collateralized Mortgage Obligations	7.3
Federal National Mortgage Association	6.0
Money Market Fund	2.9
Federal Home Loan Mortgage Corporation	1.4
Commercial Mortgage-Backed Securities	1.2
100.0%

Total Return Advantage Fund
Corporate Bonds	38.1%
U.S. Treasury Notes	29.3
Federal National Mortgage Association	15.2
U.S. Treasury Bonds	6.1
Commercial Mortgage-Backed Securities	2.7
Government National Mortgage Assocation	2.7
Federal Home Loan Mortgage Corporation	2.0
Money Market Fund	2.0
Asset Backed Securities	1.1
Collateralized Mortgage Obligations	0.3
Municipal Bond	0.3
Common Stock	0.1
Preferred Stocks	0.1
100.0%

Ultra Short Bond Fund
U.S. Treasury Obligations	33.0%
Corporate Bonds	26.5
Asset Backed Securities	15.0
Collateralized Mortgage Obligations	8.6
Federal Home Loan Bank	8.3
Federal National Mortgage Association	8.0
Money Market Fund	0.6
100.0%

			Portfolio Holdings
	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Michigan Intermediate Municipal Bond Fund	Ohio Intermediate Tax Exempt Bond Fund	Pennsylvania Intermediate Municipal Bond Fund	Tax Exempt Limited Maturity Bond Fund
General Obligations	18.7%	30.9%	34.3%	18.1%	18.2%	25.7%
Education Revenue Bonds	18.6	7.8	15.5	17.6	31.1	12.3
Hospital/Nursing Home Revenue Bonds	13.7	11.9	14.0	13.1	11.2	11.2
Refunding Bonds	10.6	5.4	2.9	0.2	12.2	5.8
Refunding Notes	9.6	1.6	–	0.6	7.4	3.4
Utility Revenue Bonds	6.8	2.9	6.2	9.0	3.7	9.7
Trasportation Revenue Bonds	6.2	15.4	–	8.7	5.0	8.6
Water/Sewer Revenue Bonds	4.5	1.6	15.3	14.5	3.5	5.9
Other Revenue Bonds	4.4	4.0	3.2	3.1	2.3	4.8
Public Facilities Revenue Bonds	3.7	12.2	3.0	2.5	3.6	4.8
Prerefunded & Escrowed to Maturity	1.5	4.1	4.8	0.3	1.8	3.8
Industrial/Development Revenue Bonds	1.3	–	–	5.3	–	3.3
Anticipation Notes	–	2.2	–	–	–	0.1
Pollution Control Revenue Bonds	–	–	–	6.7	–	–
Money Market Fund	0.4	–	0.8	0.3	–	0.6
	100.0%	100.0%	100.0%	100.0%	100.0%	100.0%

P N C  F i x e d  I n c o m e   a n d  T a x  E x e m p t  B o n d  F u n d s

S U M M A R Y  O F  P O R T F O L I O  H O L D I N G S

( U n a u d i t e d )

At November 30, 2012, the following percentages of each Fund’s net assets were insured by bond insurers:

Bond Insurer	Intermediate Tax Exempt Bond	Maryland Tax Exempt Bond	Michigan Intermediate Municipal Bond	Ohio Intermediate Tax Exempt Bond	Pennsylvania Intermediate Municipal Bond	Tax Exempt Limited Maturity Bond
AGM	7.2%	3.3%	6.3%	4.6%	18.0%	4.0%
AGM Q-SBLF	–	–	0.2	–	–	–
AMBAC	2.4	1.1	8.7	5.9	4.6	9.6
FGIC	–	–	2.9	0.6	–	1.0
GNMA/FNMA/FHLMC	–	–	–	2.8	–	–
NATL-RE	–	4.0	4.7	10.6	1.8	6.0
NATL-RE FGIC	6.1	1.6	3.0	4.9	1.8	–
NATL-RE FHA	–	1.1	–	–	–	–
NATL-RE-IBC	2.1	1.4	–	–	–	1.0
NATL-RE Q-SBLF	–	–	12.0	–	–	–
RADIAN	1.1	–	–	–	–	–
Q-SBLF	1.4	–	–	–	–	–
SONYMA	0.5	–	–	–	–	–
XLCA	0.8	–	–	–	–	–
Total	21.6%	12.5%	37.8%	29.4%	26.2%	21.6%

The rating of long-term debt as a percentage of total value of investments on November 30, 2012, is as follows:

Standard & Poor’s/ Moody’s Ratings	Intermediate Tax Exempt Bond	Maryland Tax Exempt Bond	Michigan Intermediate Municipal Bond	Ohio Intermediate Tax Exempt Bond	Pennsylvania Intermediate Municipal Bond	Tax Exempt Limited Maturity Bond
AAA/Aaa	33.9%	36.3%	41.4%	30.6%	38.7%	30.5%
AA/Aa	22.5	19.2	27.3	23.8	35.4	36.0
A/A	26.6	33.6	20.0	31.0	6.5	20.0
BBB/Baa	9.7	6.2	9.4	11.2	19.4	10.9
NR	7.3	4.7	1.9	3.4	–	2.6
Total	100.00%	100.0%	100.0%	100.0%	100.0%	100.0%

Securities rated by only one agency are shown in that category. Securities rated by both agencies are categorized according to their lowest rating.

P N C  F i x e d  I n c o m e  F u n d s  a n d  T a x  E x e m p t  B o n d   F u n d s

E X P L A N A T I O N   O F   E X P E N S E   T A B L E S

( U n a u d i t e d )

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), including contingent deferred sales charges, all of which is described in the Prospectus. If these transactional costs were included, your costs would be higher. The “Annualized Expense Ratio” reflects the actual expenses net of fee waivers, where applicable, for the period (June 1, 2012 to November 30, 2012).

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided on the following pages are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2012 to November 30, 2012).

The Expense Table that appears for your Fund below illustrates your Fund’s costs in two ways.

•

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading “Expenses Paid During Period.”

•

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/12	Ending Account Value 11/30/12	Annualized Expense Ratio	Expenses Paid During Period*

Bond Fund
Actual
Class I	$1,000.00	$1,022.51	0.60%	$3.05
Class A	1,000.00	1,021.05	0.88	4.47
Class C	1,000.00	1,017.42	1.60	8.09
Hypothetical**
Class I	1,000.00	1,022.05	0.60	3.05
Class A	1,000.00	1,020.65	0.88	4.47
Class C	1,000.00	1,017.05	1.60	8.09

Government Mortgage Fund
Actual
Class I	$1,000.00	$1,007.50	0.66%	$3.34
Class A	1,000.00	1,006.06	0.94	4.74
Class C	1,000.00	1,003.48	1.66	8.36
Hypothetical**
Class I	1,000.00	1,021.74	0.66	3.36
Class A	1,000.00	1,020.34	0.94	4.78
Class C	1,000.00	1,016.73	1.66	8.41

High Yield Bond Fund
Actual
Class I	$1,000.00	$1,076.49	0.75%	$3.90
Class A	1,000.00	1,075.03	1.01	5.25
Hypothetical**
Class I	1,000.00	1,021.31	0.75	3.80
Class A	1,000.00	1,020.00	1.01	5.11

	Beginning Account Value 06/01/12	Ending Account Value 11/30/12	Annualized Expense Ratio	Expenses Paid During Period*

Intermediate Bond Fund
Actual
Class I	$1,000.00	$1,022.86	0.53%	$2.68
Class A	1,000.00	1,022.29	0.81	4.10
Class C	1,000.00	1,017.68	1.53	7.74
Hypothetical**
Class I	1,000.00	1,022.42	0.53	2.68
Class A	1,000.00	1,021.01	0.81	4.10
Class C	1,000.00	1,017.40	1.53	7.74

Limited Maturity Bond Fund
Actual
Class I	$1,000.00	$1,006.51	0.48%	$2.43
Class A	1,000.00	1,005.12	0.76	3.84
Class C	1,000.00	1,002.01	1.38	6.94
Hypothetical**
Class I	1,000.00	1,022.65	0.48	2.45
Class A	1,000.00	1,021.24	0.76	3.87
Class C	1,000.00	1,018.13	1.38	7.00

Total Return Advantage Fund
Actual
Class I	$1,000.00	$1,029.72	0.56%	$2.85
Class A	1,000.00	1,027.35	0.84	4.27
Class C	1,000.00	1,023.61	1.56	7.90
Hypothetical**
Class I	1,000.00	1,022.26	0.56	2.84
Class A	1,000.00	1,020.86	0.84	4.26
Class C	1,000.00	1,017.26	1.56	7.88

* Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

** Assumes annual return of 5% before expenses.

P N C   F i x e d   I n c o m e   F u n d s   a n d   T a x   E x e m p t   B o n d   F u n d s

E X P L A N A T I O N   O F   E X P E N S E   T A B L E S

( U n a u d i t e d )

	Beginning Account Value 06/01/12	Ending Account Value 11/30/12	Annualized Expense Ratio	Expenses Paid During Period*

Ultra Short Bond Fund
Actual
Class I	$1,000.00	$1,002.69	0.36%	$1.80
Class A	1,000.00	1,001.29	0.64	3.21
Hypothetical**
Class I	1,000.00	1,023.27	0.36	1.82
Class A	1,000.00	1,021.86	0.64	3.24

Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,030.30	0.53%	$2.70
Class A	1,000.00	1,028.94	0.81	4.12
Class C	1,000.00	1,024.40	1.53	7.75
Hypothetical**
Class I	1,000.00	1,022.41	0.53	2.69
Class A	1,000.00	1,021.01	0.81	4.10
Class C	1,000.00	1,017.41	1.53	7.73

Maryland Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,028.27	0.53%	$2.69
Class A	1,000.00	1,026.83	0.81	4.12
Class C	1,000.00	1,021.99	1.46	7.40
Hypothetical**
Class I	1,000.00	1,022.41	0.53	2.69
Class A	1,000.00	1,021.01	0.81	4.10
Class C	1,000.00	1,017.75	1.46	7.38

Michigan Intermediate Municipal Bond Fund
Actual
Class I	$1,000.00	$1,025.33	0.72%	$3.68
Class A	1,000.00	1,022.94	0.99	5.04
Class C	1,000.00	1,020.16	1.72	8.69
Hypothetical**
Class I	1,000.00	1,021.44	0.72	3.67
Class A	1,000.00	1,020.08	0.99	5.03
Class C	1,000.00	1,016.47	1.72	8.67

	Beginning Account Value 06/01/12	Ending Account Value 11/30/12	Annualized Expense Ratio	Expenses Paid During Period*

Ohio Intermediate Tax Exempt Bond Fund
Actual
Class I	$1,000.00	$1,027.90	0.55%	$2.80
Class A	1,000.00	1,027.38	0.83	4.22
Class C	1,000.00	1,022.87	1.55	7.86
Hypothetical**
Class I	1,000.00	1,022.31	0.55	2.79
Class A	1,000.00	1,020.91	0.83	4.20
Class C	1,000.00	1,017.30	1.55	7.84

Pennsylvania Intermediate Municipal Bond Fund
Actual
Class I	$1,000.00	$1,029.46	0.60%	$3.06
Class A	1,000.00	1,028.03	0.87	4.43
Class C	1,000.00	1,024.29	1.60	8.12
Hypothetical**
Class I	1,000.00	1,022.06	0.60	3.05
Class A	1,000.00	1,020.70	0.87	4.41
Class C	1,000.00	1,017.04	1.60	8.10

Tax Exempt Limited Maturity Bond Fund
Actual
Class I	$1,000.00	$1,012.97	0.53%	$2.67
Class A	1,000.00	1,011.57	0.81	4.08
Class C	1,000.00	1,008.25	1.48	7.43
Hypothetical**
Class I	1,000.00	1,022.41	0.53	2.69
Class A	1,000.00	1,021.01	0.81	4.10
Class C	1,000.00	1,017.67	1.48	7.47

*	Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.
**	Assumes annual return of 5% before expenses.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 2
a n d f o r t h e Ye a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Bond Fund
	Class I							Class A
	2012 *	2012	2011	2010	2009	2008		2012	*	2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.80	$10.53	$10.27	$9.80	$10.03	$9.89		$10.83		$10.55		$10.30	$9.82	$10.05	$9.92

Net Investment Income(1)	0.13	0.30	0.35	0.40	0.47	0.48		0.12		0.28		0.32	0.37	0.45	0.46
Realized and Unrealized Gain (Loss) on Investments	0.27	0.29	0.27	0.49	(0.22)	0.14		0.25		0.30		0.26	0.50	(0.22)	0.13

Total from Investment Operations	0.40	0.59	0.62	0.89	0.25	0.62		0.37		0.58		0.58	0.87	0.23	0.59

Payment by Affiliate(1)	–	–	–	–	–	–	**(2)	–		–		–	–	–	–	**(2)

Dividends from Net Investment Income	(0.29)	(0.32)	(0.36)	(0.42)	(0.48)	(0.48)		(0.26)		(0.30)		(0.33)	(0.39)	(0.46)	(0.46)
Distributions from Net Realized Gains	–	–	–	–	–	–		–		–		–	–	–	–

Total Distributions	(0.29)	(0.32)	(0.36)	(0.42)	(0.48)	(0.48)		(0.26)		(0.30)		(0.33)	(0.39)	(0.46)	(0.46)

Net Asset Value, End of Period	$10.91	$10.80	$10.53	$10.27	$9.80	$10.03		$10.94		$10.83		$10.55	$10.30	$9.82	$10.05

Total Return†	2.25%	5.69%	6.09%	9.16%	2.69%	6.37%		2.11%		5.56%		5.69%	8.94%	2.44%	6.00%

Ratios/Supplemental Data
Net Assets End of Period (000)	$182,620	$182,239	$220,136	$234,920	$258,327	$302,464		$4,352		$4,449		$5,134	$5,609	$5,526	$6,110
Ratio of Expenses to Average Net Assets	0.60%	0.59%	0.59%	0.59%	0.61%	0.59%		0.88	%(3)	0.81	%(3)	0.87%	0.88%	0.86%	0.84%
Ratio of Net Investment Income to Average Net Assets	2.43%	2.87%	3.32%	3.98%	4.91%	4.78%		2.16	%(3)	2.66	%(3)	3.05%	3.68%	4.66%	4.53%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.60%	0.59%	0.59%	0.59%	0.65%	0.69%		0.88%		0.87%		0.87%	0.88%	0.90%	0.94%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.43%	2.87%	3.32%	3.98%	4.87%	4.68%		2.16%		2.60%		3.05%	3.68%	4.62%	4.43%
Portfolio Turnover Rate(4)	32%	58%	80%	52%	105%	168%		32%		58%		80%	52%	105%	168%

	Bond Fund
	Class C
	2012 *	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.80	$10.53	$10.27	$9.80	$10.03	$9.89

Net Investment Income(1)	0.08	0.20	0.24	0.30	0.37	0.38
Realized and Unrealized Gain (Loss) on Investments	0.21	0.28	0.27	0.48	(0.21)	0.14

Total from Investment Operations	0.29	0.48	0.51	0.78	0.16	0.52

Payment by Affiliate(1)	–	–	–	–	–	–	**(2)

Dividends from Net Investment Income	(0.18)	(0.21)	(0.25)	(0.31)	(0.39)	(0.38)
Distributions from Net Realized Gains	–	–	–	–	–	–

Total Distributions	(0.18)	(0.21)	(0.25)	(0.31)	(0.39)	(0.38)

Net Asset Value, End of Period	$10.91	$10.80	$10.53	$10.27	$9.80	$10.03

Total Return†	1.74%	4.65%	5.04%	8.07%	1.70%	5.34%

Ratios/Supplemental Data
Net Assets End of Period (000)	$307	$308	$392	$445	$370	$200
Ratio of Expenses to Average Net Assets	1.60%	1.60%	1.59%	1.60%	1.58%	1.58%
Ratio of Net Investment Income to Average Net Assets	1.43%	1.91%	2.33%	2.94%	3.86%	3.79%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.60%	1.60%	1.59%	1.60%	1.61%	1.68%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.43%	1.91%	2.33%	2.94%	3.83%	3.69%
Portfolio Turnover Rate(4)	32%	58%	80%	52%	105%	168%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.
(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.06% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 4 in Notes to Financial Statements.

(4)

Due to its investment strategy, the Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See	Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 2
a n d f o r t h e Ye a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Government Mortgage Fund
	Class I							Class A
	2012 *	2012	2011	2010	2009	2008		2012 *	2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.70	$9.67	$9.67	$9.51	$9.18	$9.01		$9.70	$9.66		$9.67	$9.51	$9.18	$9.01

Net Investment Income(1)	0.16	0.34	0.39	0.41	0.44	0.45		0.15	0.32		0.36	0.38	0.41	0.42
Realized and Unrealized Gain (Loss) on Investments	0.10	0.07	0.02	0.18	0.35	0.17		0.08	0.07		0.01	0.19	0.35	0.18

Total from Investment Operations	0.26	0.41	0.41	0.59	0.79	0.62		0.23	0.39		0.37	0.57	0.76	0.60

Payment by Affiliate(1)	–	–	–	–	–	–	**(2)	–	–		–	–	–	–	**(2)

Dividends from Net Investment Income	(0.35)	(0.38)	(0.41)	(0.43)	(0.46)	(0.45)		(0.32)	(0.35)		(0.38)	(0.41)	(0.43)	(0.43)
Distributions from Net Realized Gains	–	–	–	–	–	–		–	–		–	–	–	–

Total Distributions	(0.35)	(0.38)	(0.41)	(0.43)	(0.46)	(0.45)		(0.32)	(0.35)		(0.38)	(0.41)	(0.43)	(0.43)

Net Asset Value, End of Period	$9.61	$9.70	$9.67	$9.67	$9.51	$9.18		$9.61	$9.70		$9.66	$9.67	$9.51	$9.18

Total Return†	0.75%	4.27%	4.30%	6.37%	8.80%	7.04%		0.61%	4.15%		3.91%	6.06%	8.54%	6.77%

Ratios/Supplemental Data
Net Assets End of Period (000)	$95,523	$88,197	$110,943	$133,539	$156,430	$177,897		$10,119	$11,882		$13,126	$16,443	$16,590	$11,961
Ratio of Expenses to Average Net Assets	0.66%	0.65%	0.63%	0.63%	0.63%	0.59%		0.94%	0.86	%(3)	0.91%	0.92%	0.88%	0.84%
Ratio of Net Investment Income to Average
Net Assets	3.33%	3.55%	4.04%	4.33%	4.68%	4.93%		3.14%	3.33	%(3)	3.77%	4.01%	4.35%	4.68%
Ratio of Expenses to Average Net Assets
(Before Fee Waivers)	0.66%	0.65%	0.63%	0.63%	0.68%	0.74%		0.94%	0.93%		0.91%	0.92%	0.92%	0.99%
Ratio of Net Investment Income to Average
Net Assets (Before Fee Waivers)	3.33%	3.55%	4.04%	4.33%	4.63%	4.78%		3.14%	3.26%		3.77%	4.01%	4.31%	4.53%
Portfolio Turnover Rate(4)	23%	29%	17%	15%	83%	173%		23%	29%		17%	15%	83%	173%

	Government Mortgage Fund
	Class C
	2012 *	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.68	$9.65	$9.65	$9.50	$9.17	$9.00

Net Investment Income(1)	0.12	0.24	0.30	0.30	0.32	0.36
Realized and Unrealized Gain (Loss) on Investments	0.05	0.07	0.01	0.19	0.38	0.17

Total from Investment Operations	0.17	0.31	0.31	0.49	0.70	0.53

Payment by Affiliate(1)	–	–	–	–	–	–	**(2)

Dividends from Net Investment Income	(0.25)	(0.28)	(0.31)	(0.34)	(0.37)	(0.36)
Distributions from Net Realized Gains	–	–	–	–	–	–

Total Distributions	(0.25)	(0.28)	(0.31)	(0.34)	(0.37)	(0.36)

Net Asset Value, End of Period	$9.60	$9.68	$9.65	$9.65	$9.50	$9.17

Total Return†	0.35%	3.23%	3.27%	5.20%	7.75%	5.99%

Ratios/Supplemental Data
Net Assets End of Period (000)	$3,762	$3,906	$3,719	$4,704	$2,589	$949
Ratio of Expenses to Average Net Assets	1.66%	1.65%	1.63%	1.64%	1.59%	1.58%
Ratio of Net Investment Income to Average Net Assets	2.46%	2.49%	3.07%	3.17%	3.42%	3.94%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.66%	1.65%	1.63%	1.64%	1.63%	1.73%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.46%	2.49%	3.07%	3.17%	3.38%	3.79%
Portfolio Turnover Rate(4)	23%	29%	17%	15%	83%	173%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.
(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 4 in Notes to Financial Statements.

(4)

Due to its investment strategy, the Government Mortgage Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See	Notes to Financial Statements.

	High Yield Bond Fund
	Class I						Class A
	2012 *	2012	2011	2010	2009	2008 (1)	2012 *	2011		2011	2010	2009	2008 (1)
Net Asset Value, Beginning of Period	$8.04	$8.35	$9.15	$7.96	$9.93	$10.00	$8.05	$8.36		$9.16	$7.97	$9.94	$10.00

Net Investment Income(2)	0.25	0.55	0.66	0.77	0.80	0.06	0.24	0.53		0.64	0.75	0.79	0.07
Realized and Unrealized Gain (Loss) on Investments	0.62	(0.13)	0.76	1.21	(1.97)	(0.07)	0.61	(0.13)		0.75	1.21	(1.98)	(0.08)

Total from Investment Operations	0.87	0.42	1.42	1.98	(1.17)	(0.01)	0.85	0.40		1.39	1.96	(1.19)	(0.01)

Dividends from Net Investment Income	(0.51)	(0.55)	(0.67)	(0.79)	(0.80)	(0.06)	(0.49)	(0.53)		(0.64)	(0.77)	(0.78)	(0.05)
Distributions from Net Realized Gains	–	(0.18)	(1.55)	–	–	–	–	(0.18)		(1.55)	–	–	–

Total Distributions	(0.51)	(0.73)	(2.22)	(0.79)	(0.80)	(0.06)	(0.49)	(0.71)		(2.19)	(0.77)	(0.78)	(0.05)

Net Asset Value, End of Period	$8.40	$8.04	$8.35	$9.15	$7.96	$9.93	$8.41	$8.05		$8.36	$9.16	$7.97	$9.94

Total Return†	7.65%	5.45%	17.17%	25.47%	(11.05)%	(0.10)%	7.50%	5.19%		16.85%	25.12%	(11.25)%	(0.05)%

Ratios/Supplemental Data
Net Assets End of Period (000)	$11,891	$9,123	$6,879	$8,797	$10,273	$6,339	$490	$471		$315	$311	$180	$203
Ratio of Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.75%	0.75%	0.75%	1.01%	1.01	%(3)	1.01%	1.01%	1.00%	1.00%
Ratio of Net Investment Income to Average Net Assets	5.92%	6.80%	7.40%	8.61%	10.29%	7.12%	5.68%	6.57	%(3)	7.15%	8.33%	9.99%	6.87%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.03%	1.19%	1.41%	0.93%	1.33%	7.24%	1.29%	1.45%		1.71%	1.19%	1.59%	7.49%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	5.64%	6.36%	6.74%	8.43%	9.71%	0.63%	5.40%	6.13%		6.45%	8.15%	9.40%	0.38%
Portfolio Turnover Rate	23%	32%	91%	78%	100%	11%	23%	32%		91%	78%	100%	11%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
(1)	High Yield Bond Fund Class I and Class A commenced operations on April 29, 2008. All ratios for the period have been annualized. Total return for the period has not been annualized.
(2)	Per share data calculated using average shares outstanding method.
(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which had no impact to Class A ratios. See Note 4 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 2
a n d f o r t h e Ye a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Intermediate Bond Fund
	Class I							Class A
	2012*	2012	2011	2010	2009	2008		2012*	2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.48	$11.38	$11.31	$10.85	$10.75	$10.47		$11.49	$11.40		$11.33	$10.87	$10.76	$10.49

Net Investment Income(1)	0.11	0.27	0.30	0.35	0.45	0.48		0.10	0.25		0.27	0.32	0.43	0.45
Realized and Unrealized Gain (Loss) on Investments	0.29	0.23	0.28	0.46	0.10	0.28		0.27	0.22		0.28	0.46	0.11	0.28

Total from Investment Operations	0.40	0.50	0.58	0.81	0.55	0.76		0.37	0.47		0.55	0.78	0.54	0.73

Payment by Affiliate(1)	–	–	–	–	–	–	**(2)	–	–		–	–	–	–	**(2)

Dividends from Net Investment Income	(0.25)	(0.28)	(0.31)	(0.35)	(0.45)	(0.48)		(0.21)	(0.26)		(0.28)	(0.32)	(0.43)	(0.46)
Distributions from Net Realized Gains	–	(0.12)	(0.20)	–	–	–		–	(0.12)		(0.20)	–	–	–

Total Distributions	(0.25)	(0.40)	(0.51)	(0.35)	(0.45)	(0.48)		(0.21)	(0.38)		(0.48)	(0.32)	(0.43)	(0.46)

Net Asset Value, End of Period	$11.63	$11.48	$11.38	$11.31	$10.85	$10.75		$11.65	$11.49		$11.40	$11.33	$10.87	$10.76

Total Return†	2.29%	4.43%	5.25%	7.58%	5.35%	7.39%		2.23%	4.11%		4.95%	7.27%	5.19%	7.02%

Ratios/Supplemental Data
Net Assets End of Period (000)	$393,869	$397,082	$360,686	$334,915	$355,284	$356,799		$6,125	$6,298		$7,694	$9,258	$10,018	$8,022
Ratio of Expenses to Average Net Assets	0.53%	0.53%	0.53%	0.53%	0.56%	0.54%		0.81%	0.74	%(3)	0.81%	0.82%	0.81%	0.79%
Ratio of Net Investment Income to Average Net Assets	1.92%	2.37%	2.62%	3.15%	4.29%	4.51%		1.64%	2.18	%(3)	2.36%	2.87%	4.02%	4.26%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.53%	0.53%	0.53%	0.53%	0.61%	0.69%		0.81%	0.81%		0.81%	0.82%	0.86%	0.94%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.92%	2.37%	2.62%	3.15%	4.24%	4.36%		1.64%	2.11%		2.36%	2.87%	3.97%	4.11%
Portfolio Turnover Rate(4)	34%	48%	80%	56%	110%	126%		34%	48%		80%	56%	110%	126%

	Intermediate Bond Fund
	Class C
	2012 *	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.53	$11.43	$11.36	$10.90	$10.79	$10.51

Net Investment Income(1)	0.05	0.16	0.19	0.24	0.34	0.37
Realized and Unrealized Gain (Loss) on Investments	0.23	0.23	0.28	0.46	0.12	0.29

Total from Investment Operations	0.28	0.39	0.47	0.70	0.46	0.66

Payment by Affiliate(1)	–	–	–	–	–	–	**(2)

Dividends from Net Investment Income	(0.13)	(0.17)	(0.20)	(0.24)	(0.35)	(0.38)
Distributions from Net Realized Gains	–	(0.12)	(0.20)	–	–	–

Total Distributions	(0.13)	(0.29)	(0.40)	(0.24)	(0.35)	(0.38)

Net Asset Value, End of Period	$11.68	$11.53	$11.43	$11.36	$10.90	$10.79

Total Return†	1.77%	3.38%	4.19%	6.48%	4.42%	6.33%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,248	$1,083	$1,316	$1,474	$970	$566
Ratio of Expenses to Average Net Assets	1.53%	1.53%	1.53%	1.54%	1.53%	1.52%
Ratio of Net Investment Income to Average Net Assets	0.88%	1.40%	1.64%	2.12%	3.24%	3.53%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.53%	1.53%	1.53%	1.54%	1.58%	1.67%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.88%	1.40%	1.64%	2.12%	3.19%	3.38%
Portfolio Turnover Rate(4)	34%	48%	80%	56%	110%	126%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.
(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 4 in Notes to Financial Statements.

(4)

Due to its investment strategy, the Intermediate Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See	Notes to Financial Statements.

	Limited Maturity Bond Fund
	Class I								Class A
	2012*	2012		2011	2010	2009	2008		2012*		2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.19	$10.23		$10.20	$10.11	$9.96	$9.79		$10.22		$10.26		$10.23	$10.14	$9.99	$9.82

Net Investment Income(1)	0.05	0.11		0.16	0.25	0.38	0.42		0.03		0.09		0.14	0.22	0.34	0.40
Realized and Unrealized Gain (Loss) on Investments	0.07	(0.02)		0.05	0.10	0.14	0.17		0.07		(0.02)		0.05	0.10	0.16	0.16

Total from Investment Operations	0.12	0.09		0.21	0.35	0.52	0.59		0.10		0.07		0.19	0.32	0.50	0.56

Payment by Affiliate(1)	–	–		–	–	–	–	**(2)	–		–		–	–	–	–	**(2)

Contributions of Capital by Affiliate(1)	–	–	**(3)	–	–	–	–		–		–	**(3)	–	–	–	–

Dividends from Net Investment Income	(0.10)	(0.13)		(0.18)	(0.26)	(0.37)	(0.42)		(0.08)		(0.11)		(0.16)	(0.23)	(0.35)	(0.39)
Distributions from Net Realized Gains	–	–		–	–	–	–		–		–		–	–	–	–

Total Distributions	(0.10)	(0.13)		(0.18)	(0.26)	(0.37)	(0.42)		(0.08)		(0.11)		(0.16)	(0.23)	(0.35)	(0.39)

Net Asset Value, End of Period	$10.21	$10.19		$10.23	$10.20	$10.11	$9.96		$10.24		$10.22		$10.26	$10.23	$10.14	$9.99

Total Return†	0.65%	0.88	%(3)	2.11%	3.50%	5.38%	6.07%		0.51	%(3)	0.67	%(3)	1.82%	3.20%	5.11%	5.81%

Ratios/Supplemental Data
Net Assets End of Period (000)	$319,193	$337,295		$314,884	$269,482	$140,015	$139,876		$4,153		$5,116		$7,356	$10,153	$6,842	$2,865
Ratio of Expenses to Average Net Assets	0.48%	0.48%		0.50%	0.50%	0.53%	0.51%		0.76	%(4)	0.69	%(3)	0.78%	0.79%	0.79%	0.76%
Ratio of Net Investment Income to Average Net Assets	0.90%	1.06%		1.57%	2.44%	3.78%	4.27%		0.68	%(4)	0.93	%(3)	1.37%	2.19%	3.45%	4.02%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.48%	0.48%		0.50%	0.50%	0.57%	0.61%		0.76%		0.76%		0.78%	0.79%	0.81%	0.86%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.90%	1.06%		1.57%	2.44%	3.74%	4.17%		0.68%		0.86%		1.37%	2.19%	3.43%	3.92%
Portfolio Turnover Rate(5)	23%	77%		54%	83%	86%	95%		23%		77%		54%	83%	86%	95%

	Limited Maturity Bond Fund
	Class C
	2012 *	2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.22	$10.26		$10.23	$10.14	$9.98	$9.82

Net Investment Income(1)	– **	0.01		0.07	0.14	0.26	0.32
Realized and Unrealized Gain (Loss) on Investments	0.03	(0.02)		0.04	0.11	0.18	0.16

Total from Investment Operations	0.03	(0.01)		0.11	0.25	0.44	0.48

Payment by Affiliate(1)	–	–		–	–	–	–	**(2)

Contributions of Capital by Affiliate(1)	–	–	**(3)	–	–	–	–

Dividends from Net Investment Income	(0.01)	(0.03)		(0.08)	(0.16)	(0.28)	(0.32)
Distributions from Net Realized Gains	–	–		–	–	–	–

Total Distributions	(0.01)	(0.03)		(0.08)	(0.16)	(0.28)	(0.32)

Net Asset Value, End of Period	$10.24	$10.22		$10.26	$10.23	$10.14	$9.98

Total Return†	0.20%	(0.12	)%(3)	1.10%	2.46%	4.45%	4.93%

Ratios/Supplemental Data
Net Assets End of Period (000)	$2,002	$2,326		$3,217	$5,208	$1,630	$411
Ratio of Expenses to Average Net Assets	1.38%	1.48%		1.50%	1.51%	1.50%	1.49%
Ratio of Net Investment Income to Average Net Assets	0.02%	0.11%		0.68%	1.42%	2.64%	3.29%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.38%	1.48%		1.50%	1.51%	1.52%	1.59%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.02%	0.11%		0.68%	1.42%	2.62%	3.19%
Portfolio Turnover Rate(5)	23%	77%		54%	83%	86%	95%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.
(3)

During the year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. The payment had no impact on the total return of the Fund. See Note 10 in Notes to Financial Statements.

(4)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 4 in Notes to Financial Statements.

(5)

Due to its investment strategy, the Limited Maturity Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See	Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 2
a n d f o r t h e Ye a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Total Return Advantage Fund(1)
	Class I							Class A
	2012*	2012		2011	2010	2009	2008	2012*	2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.88	$10.64		$10.36	$9.85	$9.55	$9.51	$10.89	$10.65		$10.36	$9.86	$9.55	$9.51

Net Investment Income(2)	0.16	0.37		0.39	0.43	0.45	0.47	0.15	0.35		0.36	0.39	0.41	0.42
Realized and Unrealized Gain (Loss) on Investments	0.35	0.25		0.30	0.52	0.31	0.05	0.32	0.25		0.31	0.50	0.32	0.05

Total from Investment Operations	0.51	0.62		0.69	0.95	0.76	0.52	0.47	0.60		0.67	0.89	0.73	0.47

Payment by Affiliate(2)	–	–		–	0.01 (3)	–	–	–	–		–	0.01 (3)	–	–

Contributions of Capital by Affiliate(2)	–	–	**(4)	–	–	–	–	–	–	**(4)	–	–	–	–

Dividends from Net Investment Income	(0.35)	(0.38)		(0.41)	(0.44)	(0.46)	(0.48)	(0.32)	(0.36)		(0.38)	(0.39)	(0.42)	(0.43)
Distributions from Net Realized Gains	–	–		–	(0.01)	–	–	–	–		–	(0.01)	–	–

Total Distributions	(0.35)	(0.38)		(0.41)	(0.45)	(0.46)	(0.48)	(0.32)	(0.36)		(0.38)	(0.40)	(0.42)	(0.43)

Net Asset Value, End of Period	$11.04	$10.88		$10.64	$10.36	$9.85	$9.55	$11.04	$10.89		$10.65	$10.36	$9.86	$9.55

Total Return†	2.97%	5.92	%(4)	6.72%	9.90%	8.24%	5.48%	2.74%	5.70	%(4)	6.53%	9.32%	7.81%	4.95%

Ratios/Supplemental Data
Net Assets End of Period (000)	$262,204	$263,356		$247,780	$217,946	$113,202	$132,698	$5,849	$5,969		$7,038	$9,213	$482	$713
Ratio of Expenses to Average Net Assets	0.56%	0.56%		0.58%	0.53%	0.53%	0.53%	0.84%	0.76	%(5)	0.86%	0.83%	1.03%	1.03%
Ratio of Net Investment Income to Average Net Assets	2.95%	3.42%		3.71%	4.19%	4.80%	4.89%	2.67%	3.23	%(5)	3.43%	3.79%	4.30%	4.39%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.56%	0.56%		0.58%	0.62%	0.68%	0.63%	0.84%	0.84%		0.86%	0.85%	1.18%	1.13%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.95%	3.42%		3.71%	4.10%	4.65%	4.79%	2.67%	3.15%		3.43%	3.77%	4.15%	4.29%
Portfolio Turnover Rate(6)	39%	44%		76%	60%	106%	54%	39%	44%		76%	60%	106%	54%

	Total Return Advantage Fund(1)
	Class C
	2012 *	2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.91	$10.67		$10.38	$9.86	$9.56	$9.52

Net Investment Income(2)	0.10	0.26		0.28	0.33	0.36	0.37
Realized and Unrealized Gain (Loss) on Investments	0.29	0.25		0.31	0.53	0.31	0.05

Total from Investment Operations	0.39	0.51		0.59	0.86	0.67	0.42

Payment by Affiliate(2)	–	–		–	0.01 (3)	–	–

Contributions of Capital by Affiliate(2)	–	–	**(4)	–	–	–	–

Dividends from Net Investment Income	(0.24)	(0.27)		(0.30)	(0.34)	(0.37)	(0.38)
Distributions from Net Realized Gains	–	–		–	(0.01)	–	–

Total Distributions	(0.24)	(0.27)		(0.30)	(0.35)	(0.37)	(0.38)

Net Asset Value, End of Period	$11.06	$10.91		$10.67	$10.38	$9.86	$9.56

Total Return†	2.36%	4.87	%(4)	5.76%	8.87%	7.18%	4.43%

Ratios/Supplemental Data
Net Assets End of Period (000)	$750	$616		$472	$331	$162	$165
Ratio of Expenses to Average Net Assets	1.56%	1.55%		1.58%	1.53%	1.53%	1.53%
Ratio of Net Investment Income to Average Net Assets	1.90%	2.41%		2.69%	3.19%	3.80%	3.89%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.56%	1.55%		1.58%	1.62%	1.68%	1.63%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.90%	2.41%		2.69%	3.10%	3.65%	3.79%
Portfolio Turnover Rate(6)	39%	44%		76%	60%	106%	54%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)

On February 1, 2010, PNC Total Return Bond Fund was reorganized into the Allegiant Total Return Advantage Fund. The activity in the table presented above is for the accounting survivor, PNC Total Return Bond Fund, for periods prior to the date of the reorganization and for the combined fund thereafter. The net asset values and other per share information presented above for periods prior to the reorganization have been restated to reflect the share conversion ratios of 1.00659296, 1.00644841, and 1.00485957 for Class I, Class A and Class C shares, respectively. See Note 1 in Notes to Financial Statements.

(2)	Per share data calculated using average shares outstanding method.
(3)	See Note 9 in Notes to Financial Statements.

(4)

During the year ended May 31, 2012, a payment was made by the Adviser to offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization. The payment had no impact on the total return of the Fund. See Note 10 in Notes to Financial Statements.

(5)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.08% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 4 in Notes to Financial Statements.

(6)

Due to its investment strategy, the Total Return Advantage Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See	Notes to Financial Statements.

	Ultra Short Bond Fund
	Class I							Class A
	2012*	2012	2011	2010	2009	2008		2012*	2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.98	$10.01	$10.05	$10.07	$10.00	$9.89		$9.99	$10.03		$10.06	$10.08	$10.02	$9.88

Net Investment Income(1)	0.03	0.02	0.06	0.13	0.31	0.43		0.01	0.01		0.06	0.11	0.23	0.41
Realized and Unrealized Gain (Loss) on Investments	0.02	0.01	0.01	0.02	0.09	0.11		0.01	(0.01)		(0.01)	0.02	0.14	0.13

Total from Investment Operations	0.05	0.03	0.07	0.15	0.40	0.54		0.02	–		0.05	0.13	0.37	0.54

Payment by Affiliate(1)	–	–	–	–	–	–	**(2)	–	–		–	–	–	–	**(2)

Dividends from Net Investment Income	(0.05)	(0.06)	(0.11)	(0.17)	(0.33)	(0.43)		(0.02)	(0.04)		(0.08)	(0.15)	(0.31)	(0.40)
Distributions from Net Realized Gains	–	–	–	–	–	–		–	–		–	–	–	–

Total Distributions	(0.05)	(0.06)	(0.11)	(0.17)	(0.33)	(0.43)		(0.02)	(0.04)		(0.08)	(0.15)	(0.31)	(0.40)

Net Asset Value, End of Period	$9.98	$9.98	$10.01	$10.05	$10.07	$10.00		$9.99	$9.99		$10.03	$10.06	$10.08	$10.02

Total Return†	0.27%	0.26%	0.71%	1.54%	4.12%	5.52%		0.13%	(0.01)%		0.54%	1.25%	3.74%	5.58%

Ratios/Supplemental Data
Net Assets End of Period (000)	$385,781	$541,798	$515,482	$339,187	$91,445	$64,966		$4,280	$5,733		$8,233	$21,663	$11,846	$231
Ratio of Expenses to Average Net Assets	0.36%	0.34%	0.35%	0.39%	0.40%	0.37%		0.64%	0.50	%(3)	0.64%	0.67%	0.66%	0.62%
Ratio of Net Investment Income to Average Net Assets	0.54%	0.19%	0.59%	1.25%	3.14%	4.32%		0.21%	0.14	%(3)	0.62%	1.12%	2.29%	4.07%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.36%	0.34%	0.35%	0.39%	0.47%	0.57%		0.64%	0.62%		0.64%	0.67%	0.67%	0.82%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	0.54%	0.19%	0.59%	1.25%	3.07%	4.12%		0.21%	0.02%		0.62%	1.12%	2.28%	3.87%
Portfolio Turnover Rate(4)	38%	102%	68%	71%	101%	116%		38%	102%		68%	71%	101%	116%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.
(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.12% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 4 in Notes to Financial Statements.

(4)

Due to its investment strategy, the Ultra Short Bond Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities, and may lower Fund performance.

See	Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 2
a n d f o r t h e Ye a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Intermediate Tax Exempt Bond Fund(1)
	Class I						Class A
	2012*	2012	2011	2010	2009	2008	2012*	2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.25	$9.76	$9.81	$9.69	$9.55	$9.49	$10.21	$9.72		$9.84	$9.71	$9.57	$9.51

Net Investment Income(2)	0.13	0.26	0.25	0.27	0.29	0.33	0.11	0.23		0.22	0.24	0.24	0.29
Realized and Unrealized Gain (Loss) on Investments	0.31	0.56	0.15	0.27	0.18	0.11	0.30	0.56		0.08	0.27	0.18	0.11

Total from Investment Operations	0.44	0.82	0.40	0.54	0.47	0.44	0.41	0.79		0.30	0.51	0.42	0.40

Dividends from Net Investment Income	(0.26)	(0.26)	(0.25)	(0.28)	(0.29)	(0.33)	(0.23)	(0.23)		(0.22)	(0.24)	(0.24)	(0.29)
Distributions from Net Realized Gains	–	(0.07)	(0.20)	(0.14)	(0.04)	(0.05)	–	(0.07)		(0.20)	(0.14)	(0.04)	(0.05)

Total Distributions	(0.26)	(0.33)	(0.45)	(0.42)	(0.33)	(0.38)	(0.23)	(0.30)		(0.42)	(0.38)	(0.28)	(0.34)

Net Asset Value, End of Period	$10.43	$10.25	$9.76	$9.81	$9.69	$9.55	$10.39	$10.21		$9.72	$9.84	$9.71	$9.57

Total Return†	3.03%	8.49%	4.18%	5.72%	5.02%	4.82%	2.89%	8.28%		3.16%	5.32%	4.49%	4.29%

Ratios/Supplemental Data
Net Assets End of Period (000)	$143,061	$137,504	$132,330	$141,189	$89,520	$81,891	$3,559	$4,039		$5,270	$4,958	$640	$649
Ratio of Expenses to Average Net Assets	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%	0.81%	0.75	%(3)	0.81%	0.85%	1.03%	1.03%
Ratio of Net Investment Income to Average Net Assets	2.49%	2.56%	2.57%	2.81%	3.00%	3.52%	2.21%	2.35	%(3)	2.29%	2.41%	2.50%	3.02%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.55%	0.55%	0.56%	0.70%	0.83%	0.84%	0.83%	0.83%		0.84%	0.93%	1.33%	1.34%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.47%	2.54%	2.54%	2.64%	2.70%	3.21%	2.19%	2.27%		2.26%	2.33%	2.20%	2.71%
Portfolio Turnover Rate	9%	19%	37%	111%	64%	143%	9%	19%		37%	111%	64%	143%

	Intermediate Tax Exempt Bond Fund(1)
	Class C
	2012 *	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.12	$9.63	$9.77	$9.63	$9.50	$9.44

Net Investment Income(2)	0.08	0.15	0.15	0.16	0.19	0.24
Realized and Unrealized Gain (Loss) on Investments	0.24	0.56	0.06	0.30	0.16	0.11

Total from Investment Operations	0.32	0.71	0.21	0.46	0.35	0.35

Dividends from Net Investment Income	(0.15)	(0.15)	(0.15)	(0.18)	(0.18)	(0.24)
Distributions from Net Realized Gains	–	(0.07)	(0.20)	(0.14)	(0.04)	(0.05)

Total Distributions	(0.15)	(0.22)	(0.35)	(0.32)	(0.22)	(0.29)

Net Asset Value, End of Period	$10.29	$10.12	$9.63	$9.77	$9.63	$9.50

Total Return†	2.44%	7.49%	2.21%	4.87%	3.75%	3.78%

Ratios/Supplemental Data
Net Assets End of Period (000)	$484	$495	$293	$169	$7	$108
Ratio of Expenses to Average Net Assets	1.53%	1.53%	1.52%	1.50%	1.53%	1.53%
Ratio of Net Investment Income to Average Net Assets	1.48%	1.55%	1.56%	1.65%	2.00%	2.52%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.55%	1.54%	1.55%	1.56%	1.83%	1.84%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.46%	1.54%	1.53%	1.59%	1.70%	2.21%
Portfolio Turnover Rate	9%	19%	37%	111%	64%	143%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
(1)

On February 1, 2010, PNC National Tax-Exempt Bond Fund was reorganized into the Allegiant Intermediate Tax Exempt Bond Fund. The activity in the table presented above is for the accounting survivor, PNC National Tax-Exempt Bond Fund, for periods prior to the date of the reorganization and for the combined fund thereafter. The net asset values and other per share information presented above for periods prior to the reorganization have been restated to reflect the share conversion ratios of 0.99731521, 0.99686595, and 1.00306218 for Class I, Class A and Class C shares, respectively. See Note 1 in Notes to Financial Statements.

(2)	Per share data calculated using average shares outstanding method.
(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.06% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 4 in Notes to Financial Statements.

See Notes to Financial Statements.

	Maryland Tax Exempt Bond Fund
	Class I						Class A
	2012*	2012	2011	2010	2009	2008	2012*	2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.65	$11.27	$11.25	$11.05	$10.82	$10.78	$11.65	$11.27		$11.24	$11.05	$10.82	$10.78

Net Investment Income(1)	0.16	0.32	0.32	0.31	0.35	0.39	0.14	0.29		0.29	0.26	0.29	0.34
Realized and Unrealized Gain (Loss) on Investments	0.33	0.48	0.02	0.20	0.23	0.04	0.31	0.48		0.03	0.19	0.23	0.04

Total from Investment Operations	0.49	0.80	0.34	0.51	0.58	0.43	0.45	0.77		0.32	0.45	0.52	0.38

Dividends from Net Investment Income	(0.32)	(0.32)	(0.32)	(0.31)	(0.35)	(0.39)	(0.28)	(0.29)		(0.29)	(0.26)	(0.29)	(0.34)
Distributions from Net Realized Gains	–	(0.10)	–	–	–	–	–	(0.10)		–	–	–	–

Total Distributions	(0.32)	(0.42)	(0.32)	(0.31)	(0.35)	(0.39)	(0.28)	(0.39)		(0.29)	(0.26)	(0.29)	(0.34)

Net Asset Value, End of Period	$11.82	$11.65	$11.27	$11.25	$11.05	$10.82	$11.82	$11.65		$11.27	$11.24	$11.05	$10.82

Total Return†	2.83%	7.23%	3.08%	4.65%	5.46%	4.08%	2.68%	6.96%		2.88%	4.11%	4.94%	3.56%

Ratios/Supplemental Data
Net Assets End of Period (000)	$73,136	$73,197	$71,256	$78,154	$67,455	$52,261	$849	$832		$725	$635	$614	$604
Ratio of Expenses to Average Net Assets	0.53%	0.53%	0.53%	0.52%	0.53%	0.53%	0.81%	0.78	%(2)	0.81%	0.95%	1.03%	1.03%
Ratio of Net Investment Income to Average Net Assets	2.68%	2.79%	2.86%	2.75%	3.21%	3.62%	2.40%	2.54	%(2)	2.57%	2.32%	2.71%	3.12%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.55%	0.55%	0.56%	0.75%	0.93%	0.96%	0.83%	0.83%		0.84%	1.19%	1.43%	1.46%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.66%	2.77%	2.83%	2.52%	2.81%	3.19%	2.38%	2.49%		2.54%	2.08%	2.31%	2.69%
Portfolio Turnover Rate	9%	21%	19%	43%	29%	39%	9%	21%		19%	43%	29%	39%

	Maryland Tax Exempt Bond Fund
	Class C
	2012 *	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.65	$11.27	$11.25	$11.05	$10.83	$10.78

Net Investment Income(1)	0.09	0.20	0.21	0.20	0.24	0.28
Realized and Unrealized Gain (Loss) on Investments	0.26	0.48	0.02	0.20	0.22	0.05

Total from Investment Operations	0.35	0.68	0.23	0.40	0.46	0.33

Dividends from Net Investment Income	(0.19)	(0.20)	(0.21)	(0.20)	(0.24)	(0.28)
Distributions from Net Realized Gains	–	(0.10)	–	–	–	–

Total Distributions	(0.19)	(0.30)	(0.21)	(0.20)	(0.24)	(0.28)

Net Asset Value, End of Period	$11.81	$11.65	$11.27	$11.25	$11.05	$10.83

Total Return†	2.20%	6.08%	2.07%	3.61%	4.29%	3.14%

Ratios/Supplemental Data
Net Assets End of Period (000)	$57	$1	$1	$12	$12	$118
Ratio of Expenses to Average Net Assets	1.46%	1.51%	1.48%	1.52%	1.53%	1.53%
Ratio of Net Investment Income to Average Net Assets	1.59%	1.71%	1.88%	1.75%	2.21%	2.62%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.48%	1.51%	1.50%	1.76%	1.93%	1.96%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.57%	1.71%	1.86%	1.51%	1.81%	2.19%
Portfolio Turnover Rate	9%	21%	19%	43%	29%	39%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.03% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 4 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 2
a n d f o r t h e Ye a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Michigan Intermediate Municipal Bond Fund
	Class I							Class A
	2012 *	2012	2011	2010	2009	2008		2012 *	2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.85	$9.71	$9.98	$9.96	$10.07	$10.16		$9.85	$9.71		$9.98	$9.96	$10.06	$10.15

Net Investment Income(1)	0.13	0.28	0.32	0.36	0.38	0.41		0.11	0.26		0.30	0.33	0.36	0.39
Realized and Unrealized Gain (Loss) on Investments	0.25	0.49	0.05	0.11	– **	0.11		0.24	0.49		0.04	0.11	0.01	0.11

Total from Investment Operations	0.38	0.77	0.37	0.47	0.38	0.52		0.35	0.75		0.34	0.44	0.37	0.50

Payment by Affiliate(1)	–	–	–	–	–	–	**(2)	–	–		–	–	–	–	**(2)

Dividends from Net Investment Income	(0.26)	(0.28)	(0.32)	(0.36)	(0.38)	(0.41)		(0.24)	(0.26)		(0.29)	(0.33)	(0.36)	(0.39)
Distributions from Net Realized Gains	–	(0.35)	(0.32)	(0.08)	(0.11)	(0.20)		–	(0.35)		(0.32)	(0.08)	(0.11)	(0.20)

Total Distributions	(0.26)	(0.63)	(0.64)	(0.45)	(0.49)	(0.61)		(0.24)	(0.61)		(0.61)	(0.42)	(0.47)	(0.59)

Net Asset Value, End of Period	$9.97	$9.85	$9.71	$9.98	$9.96	$10.07		$9.96	$9.85		$9.71	$9.98	$9.96	$10.06

Total Return†	2.53%	8.16%	3.85%	4.78%	3.92%	5.24%		2.29%	7.92%		3.58%	4.49%	3.76%	4.97%

Ratios/Supplemental Data
Net Assets End of Period (000)	$12,264	$12,722	$15,019	$21,843	$26,883	$36,528		$6,262	$6,248		$7,572	$10,817	$10,808	$11,971
Ratio of Expenses to Average Net Assets	0.72%	0.69%	0.66%	0.62%	0.62%	0.60%		0.99%	0.92	%(3)	0.93%	0.89%	0.88%	0.85%
Ratio of Net Investment Income to Average Net Assets	2.58%	2.83%	3.26%	3.63%	3.86%	4.07%		2.31%	2.61	%(3)	3.00%	3.35%	3.60%	3.82%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.72%	0.69%	0.66%	0.62%	0.68%	0.75%		0.99%	0.96%		0.93%	0.89%	0.93%	1.00%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.58%	2.83%	3.26%	3.63%	3.80%	3.92%		2.31%	2.57%		3.00%	3.35%	3.55%	3.67%
Portfolio Turnover Rate	7%	35%	22%	16%	6%	42%		7%	35%		22%	16%	6%	42%

	Michigan Intermediate Municipal Bond Fund
	Class C
	2012 *	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$9.87	$9.73	$10.00	$9.98	$10.09	$10.17

Net Investment Income(1)	0.08	0.18	0.22	0.26	0.29	0.31
Realized and Unrealized Gain (Loss) on Investments	0.20	0.49	0.05	0.11	– **	0.12

Total from Investment Operations	0.28	0.67	0.27	0.37	0.29	0.43

Payment by Affiliate(1)	–	–	–	–	–	–	**(2)

Dividends from Net Investment Income	(0.16)	(0.18)	(0.22)	(0.26)	(0.29)	(0.31)
Distributions from Net Realized Gains	–	(0.35)	(0.32)	(0.08)	(0.11)	(0.20)

Total Distributions	(0.16)	(0.53)	(0.54)	(0.35)	(0.40)	(0.51)

Net Asset Value, End of Period	$9.99	$9.87	$9.73	$10.00	$9.98	$10.09

Total Return†	2.02%	7.07%	2.83%	3.73%	2.89%	4.31%

Ratios/Supplemental Data
Net Assets End of Period (000)	$59	$90	$71	$73	$82	$55
Ratio of Expenses to Average Net Assets	1.72%	1.69%	1.66%	1.62%	1.61%	1.59%
Ratio of Net Investment Income to Average Net Assets	1.58%	1.81%	2.26%	2.62%	2.84%	3.08%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.72%	1.69%	1.66%	1.62%	1.66%	1.74%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.58%	1.81%	2.26%	2.62%	2.79%	2.93%
Portfolio Turnover Rate	7%	35%	22%	16%	6%	42%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.
(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.05% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 4 in Notes to Financial Statements.

See Notes to Financial Statements.

	Ohio Intermediate Tax Exempt Bond Fund
	Class I							Class A
	2012*	2012	2011	2010	2009	2008		2012*		2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.70	$11.34	$11.40	$11.28	$11.09	$10.93		$11.66		$11.31		$11.36	$11.25	$11.05	$10.89

Net Investment Income(1)	0.17	0.35	0.36	0.38	0.40	0.41		0.16		0.33		0.33	0.35	0.37	0.38
Realized and Unrealized Gain (Loss) on Investments	0.33	0.57	0.07	0.17	0.19	0.16		0.31		0.56		0.08	0.16	0.20	0.16

Total from Investment Operations	0.50	0.92	0.43	0.55	0.59	0.57		0.47		0.89		0.41	0.51	0.57	0.54

Payment by Affiliate(1)	–	–	–	–	–	–	**(2)	–		–		–	–	–	–	**(2)

Dividends from Net Investment Income	(0.35)	(0.35)	(0.36)	(0.38)	(0.40)	(0.41)		(0.31)		(0.33)		(0.33)	(0.35)	(0.37)	(0.38)
Distributions from Net Realized Gains	–	(0.21)	(0.13)	(0.05)	–	–		–		(0.21)		(0.13)	(0.05)	–	–

Total Distributions	(0.35)	(0.56)	(0.49)	(0.43)	(0.40)	(0.41)		(0.31)		(0.54)		(0.46)	(0.40)	(0.37)	(0.38)

Net Asset Value, End of Period	$11.85	$11.70	$11.34	$11.40	$11.28	$11.09		$11.82		$11.66		$11.31	$11.36	$11.25	$11.05

Total Return†	2.79%	8.29%	3.85%	5.00%	5.43%	5.33%		2.74%		7.98%		3.66%	4.61%	5.27%	5.08%

Ratios/Supplemental Data
Net Assets End of Period (000)	$81,033	$82,881	$86,010	$96,103	$100,947	$109,258		$7,494		$7,843		$9,887	$11,660	$12,439	$9,772
Ratio of Expenses to Average Net Assets	0.55%	0.55%	0.55%	0.54%	0.57%	0.55%		0.83	%(3)	0.76	%(3)	0.83%	0.83%	0.82%	0.80%
Ratio of Net Investment Income to Average Net Assets	2.96%	3.03%	3.17%	3.37%	3.60%	3.74%		2.68	%(3)	2.83	%(3)	2.89%	3.08%	3.34%	3.49%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.55%	0.55%	0.55%	0.54%	0.62%	0.70%		0.83%		0.83%		0.83%	0.83%	0.87%	0.95%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.96%	3.03%	3.17%	3.37%	3.55%	3.59%		2.68%		2.76%		2.89%	3.08%	3.29%	3.34%
Portfolio Turnover Rate	12%	14%	14%	33%	11%	18%		12%		14%		14%	33%	11%	18%

	Ohio Intermediate Tax Exempt Bond Fund
	Class C
	2012 *	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$11.63	$11.28	$11.35	$11.23	$11.04	$10.88

Net Investment Income(1)	0.11	0.23	0.24	0.26	0.29	0.30
Realized and Unrealized Gain (Loss) on Investments	0.27	0.56	0.06	0.18	0.19	0.16

Total from Investment Operations	0.38	0.79	0.30	0.44	0.48	0.46

Payment by Affiliate(1)	–	–	–	–	–	–	**(2)

Dividends from Net Investment Income	(0.23)	(0.23)	(0.24)	(0.26)	(0.29)	(0.30)
Distributions from Net Realized Gains	–	(0.21)	(0.13)	(0.05)	–	–

Total Distributions	(0.23)	(0.44)	(0.37)	(0.32)	(0.29)	(0.30)

Net Asset Value, End of Period	$11.78	$11.63	$11.28	$11.35	$11.23	$11.04

Total Return†	2.29%	7.16%	2.73%	3.96%	4.43%	4.31%

Ratios/Supplemental Data
Net Assets End of Period (000)	$715	$692	$1,009	$976	$635	$648
Ratio of Expenses to Average Net Assets	1.55%	1.55%	1.55%	1.55%	1.54%	1.53%
Ratio of Net Investment Income to Average Net Assets	1.96%	2.04%	2.17%	2.34%	2.62%	2.76%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.55%	1.55%	1.55%	1.55%	1.59%	1.68%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.96%	2.04%	2.17%	2.34%	2.57%	2.61%
Portfolio Turnover Rate	12%	14%	14%	33%	11%	18%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.
(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.07% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 4 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C F i x e d I n c o m e F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S (U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 2
a n d f o r t h e Ye a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Pennsylvania Intermediate Municipal Bond Fund
	Class I							Class A
	2012*	2012	2011	2010	2009	2008		2012*	2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.65	$10.32	$10.67	$10.50	$10.40	$10.28		$10.67	$10.34		$10.69	$10.52	$10.42	$10.30

Net Investment Income(1)	0.14	0.30	0.31	0.32	0.34	0.36		0.13	0.28		0.28	0.29	0.32	0.34
Realized and Unrealized Gain (Loss) on Investments	0.32	0.50	0.06	0.22	0.18	0.17		0.30	0.50		0.06	0.22	0.18	0.17

Total from Investment Operations	0.46	0.80	0.37	0.54	0.52	0.53		0.43	0.78		0.34	0.51	0.50	0.51

Payment by Affiliate(1)	–	–	–	–	–	–	**(2)	–	–		–	–	–	–	**(2)

Dividends from Net Investment Income	(0.29)	(0.30)	(0.31)	(0.32)	(0.34)	(0.36)		(0.26)	(0.28)		(0.28)	(0.29)	(0.32)	(0.34)
Distributions from Net Realized Gains	–	(0.17)	(0.41)	(0.05)	(0.08)	(0.05)		–	(0.17)		(0.41)	(0.05)	(0.08)	(0.05)

Total Distributions	(0.29)	(0.47)	(0.72)	(0.37)	(0.42)	(0.41)		(0.26)	(0.45)		(0.69)	(0.34)	(0.40)	(0.39)

Net Asset Value, End of Period	$10.82	$10.65	$10.32	$10.67	$10.50	$10.40		$10.84	$10.67		$10.34	$10.69	$10.52	$10.42

Total Return†	2.95%	7.91%	3.71%	5.26%	5.18%	5.23%		2.80%	7.65%		3.43%	4.97%	4.92%	4.96%

Ratios/Supplemental Data
Net Assets End of Period (000)	$27,640	$27,933	$26,114	$28,931	$32,304	$34,317		$3,241	$3,089		$3,061	$3,932	$2,738	$2,199
Ratio of Expenses to Average Net Assets	0.60%	0.61%	0.61%	0.59%	0.60%	0.57%		0.87%	0.85	%(3)	0.88%	0.87%	0.85%	0.82%
Ratio of Net Investment Income to Average Net Assets	2.64%	2.85%	2.96%	3.03%	3.32%	3.48%		2.37%	2.62	%(3)	2.69%	2.71%	3.06%	3.23%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.60%	0.61%	0.61%	0.59%	0.65%	0.72%		0.87%	0.88%		0.88%	0.87%	0.90%	0.97%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	2.64%	2.85%	2.96%	3.03%	3.27%	3.33%		2.37%	2.59%		2.69%	2.71%	3.01%	3.08%
Portfolio Turnover Rate	11%	21%	14%	55%	17%	25%		11%	21%		14%	55%	17%	25%

	Pennsylvania Intermediate Municipal Bond Fund
	Class C
	2012 *	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.66	$10.34	$10.69	$10.51	$10.41	$10.29

Net Investment Income(1)	0.09	0.20	0.20	0.21	0.23	0.26
Realized and Unrealized Gain (Loss) on Investments	0.26	0.49	0.07	0.23	0.19	0.17

Total from Investment Operations	0.35	0.69	0.27	0.44	0.42	0.43

Payment by Affiliate(1)	–	–	–	–	–	–	**(2)

Dividends from Net Investment Income	(0.18)	(0.20)	(0.21)	(0.21)	(0.24)	(0.26)
Distributions from Net Realized Gains	–	(0.17)	(0.41)	(0.05)	(0.08)	(0.05)

Total Distributions	(0.18)	(0.37)	(0.62)	(0.26)	(0.32)	(0.31)

Net Asset Value, End of Period	$10.83	$10.66	$10.34	$10.69	$10.51	$10.41

Total Return†	2.43%	6.73%	2.69%	4.30%	4.15%	4.19%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,011	$1,037	$1,015	$1,954	$1,768	$620
Ratio of Expenses to Average Net Assets	1.60%	1.61%	1.61%	1.60%	1.58%	1.56%
Ratio of Net Investment Income to Average Net Assets	1.64%	1.86%	1.93%	2.02%	2.24%	2.49%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.60%	1.61%	1.61%	1.60%	1.61%	1.71%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.64%	1.86%	1.93%	2.02%	2.21%	2.34%
Portfolio Turnover Rate	11%	21%	14%	55%	17%	25%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
**	Amount represents less than $0.005 per share.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.
(3)	During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.03% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 4 in Notes to Financial Statements.

See Notes to Financial Statements.

	Tax Exempt Limited Maturity Bond Fund
	Class I						Class A
	2012*	2012	2011	2010	2009	2008	2012*	2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.64	$10.44	$10.39	$10.26	$10.07	$9.86	$10.64	$10.45		$10.39	$10.27	$10.07	$9.87

Net Investment Income(1)	0.09	0.19	0.20	0.23	0.27	0.32	0.07	0.17		0.17	0.18	0.22	0.27
Realized and Unrealized Gain (Loss) on Investments	0.14	0.20	0.05	0.13	0.19	0.21	0.13	0.19		0.06	0.12	0.20	0.20

Total from Investment Operations	0.23	0.39	0.25	0.36	0.46	0.53	0.20	0.36		0.23	0.30	0.42	0.47

Dividends from Net Investment Income	(0.18)	(0.19)	(0.20)	(0.23)	(0.27)	(0.32)	(0.15)	(0.17)		(0.17)	(0.18)	(0.22)	(0.27)
Distributions from Net Realized Gains	–	–	–	–	–	–	–	–		–	–	–	–

Total Distributions	(0.18)	(0.19)	(0.20)	(0.23)	(0.27)	(0.32)	(0.15)	(0.17)		(0.17)	(0.18)	(0.22)	(0.27)

Net Asset Value, End of Period	$10.69	$10.64	$10.44	$10.39	$10.26	$10.07	$10.69	$10.64		$10.45	$10.39	$10.27	$10.07

Total Return†	1.30%	3.78%	2.40%	3.53%	4.61%	5.41%	1.16%	3.45%		2.21%	2.98%	4.20%	4.77%

Ratios/Supplemental Data
Net Assets End of Period (000)	$152,669	$140,442	$128,926	$119,047	$75,564	$61,947	$558	$526		$522	$815	$927	$864
Ratio of Expenses to Average Net Assets	0.53%	0.53%	0.53%	0.52%	0.53%	0.53%	0.81%	0.76	%(2)	0.81%	0.96%	1.03%	1.03%
Ratio of Net Investment Income to Average Net Assets	1.64%	1.81%	1.89%	2.21%	2.63%	3.15%	1.36%	1.59	%(2)	1.61%	1.77%	2.13%	2.65%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.53%	0.53%	0.55%	0.71%	0.87%	0.90%	0.81%	0.82%		0.83%	1.16%	1.37%	1.40%
Ratio of Net Investment Income to Average Net Assets (Before Fee Waivers)	1.64%	1.81%	1.87%	2.02%	2.29%	2.78%	1.36%	1.53%		1.59%	1.57%	1.79%	2.28%
Portfolio Turnover Rate	20%	19%	43%	79%	77%	120%	20%	19%		43%	79%	77%	120%

	Tax Exempt Limited Maturity Bond Fund
	Class C
	2012 *	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$10.63	$10.44	$10.38	$10.26	$10.07	$9.86

Net Investment Income(1)	0.04	0.09	0.09	0.13	0.17	0.22
Realized and Unrealized Gain (Loss) on Investments	0.09	0.19	0.06	0.12	0.19	0.21

Total from Investment Operations	0.13	0.28	0.15	0.25	0.36	0.43

Dividends from Net Investment Income	(0.08)	(0.09)	(0.09)	(0.13)	(0.17)	(0.22)
Distributions from Net Realized Gains	–	–	–	–	–	–

Total Distributions	(0.08)	(0.09)	(0.09)	(0.13)	(0.17)	(0.22)

Net Asset Value, End of Period	$10.68	$10.63	$10.44	$10.38	$10.26	$10.07

Total Return†	0.83%	2.67%	1.49%	2.40%	3.58%	4.36%

Ratios/Supplemental Data
Net Assets End of Period (000)	$2	$12	$33	$34	$33	$111
Ratio of Expenses to Average Net Assets	1.48%	1.51%	1.52%	1.52%	1.52%	1.53%
Ratio of Net Investment Income to Average Net Assets	0.67%	0.85%	0.89%	1.21%	1.64%	2.15%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	1.48%	1.51%	1.54%	1.72%	1.86%	1.90%
Ratio of Net Investment Income to Average
Net Assets (Before Fee Waivers)	0.67%	0.85%	0.87%	1.01%	1.30%	1.78%
Portfolio Turnover Rate	20%	19%	43%	79%	77%	120%

*	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Total return excludes sales charge.
(1)	Per share data calculated using average shares outstanding method.
(2)	During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.05% impact to Class A ratios. Excluding this item, the expense ratio would have been higher and the income ratio would have been lower. See Note 4 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 1.5%
Credit Cards — 1.1%
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	$500	$505
GE Capital Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,435	1,454

		1,959
Utilities — 0.4%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	250	262
JCP&L Transition Funding LLC,
Series 2002-A, Cl A3
5.810%, 12/05/15	537	552

		814
Total Asset Backed Securities (Cost $2,729)		2,773
COLLATERALIZED MORTGAGE OBLIGATION — 0.4%
Ginnie Mae,
Series 2009-111, Cl A
3.486%, 08/16/39	837	864

Total Collateralized Mortgage Obligation (Cost $843)		864
COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.7%
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	3,789	4,181
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Cl A3
5.679%, 10/15/48	870	943

Total Commercial Mortgage-Backed Securities (Cost $4,677)		5,124
CORPORATE BONDS — 28.0%
Aerospace — 0.3%
L-3 Communications
4.950%, 02/15/21	510	578
Automotive — 0.4%
BorgWarner
4.625%, 09/15/20	430	477
Turlock
4.000%, 11/02/32 144A	360	366

		843
Cable — 1.7%
DIRECTV Holdings LLC
4.600%, 02/15/21	775	840
Discovery Communications LLC
3.300%, 05/15/22	460	480
Historic TW
6.625%, 05/15/29	556	716
NBCUniversal Media LLC
5.150%, 04/30/20	305	363

	Par (000)	Value (000)

News America
8.450%, 08/01/34	$500	$701

		3,100
Consumer Discretionary — 0.3%
Hasbro
6.300%, 09/15/17	544	634
Consumer Services — 0.2%
Marriott International
3.000%, 03/01/19	445	460
Energy — 3.2%
Boardwalk Pipelines LP
3.375%, 02/01/23	460	453
Burlington Resources Finance
7.200%, 08/15/31	450	638
EQT
8.125%, 06/01/19	535	668
Hess
5.600%, 02/15/41	500	587
Kerr-McGee
7.875%, 09/15/31	410	552
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	457	579
Nexen
5.875%, 03/10/35	528	642
ONEOK Partners LP
6.125%, 02/01/41	185	224
Petrobras International Finance
3.875%, 01/27/16	705	747
Weatherford International
5.125%, 09/15/20	420	442
Williams Partners LP
4.125%, 11/15/20	425	466

		5,998
Financials — 8.5%
Ameriprise Financial
7.300%, 06/28/19	390	505
Bank of America
5.625%, 07/01/20	975	1,150
BBVA U.S. Senior, SA Unipersonal
3.250%, 05/16/14	450	450
Capital One Bank USA NA
8.800%, 07/15/19	695	941
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	350	421
Citigroup
6.010%, 01/15/15	222	243
5.300%, 01/07/16	365	405
4.875%, 05/07/15	490	523
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.950%, 11/09/22	450	456
Credit Suisse
5.400%, 01/14/20	435	489
First Niagara Financial Group
6.750%, 03/19/20	595	710
General Electric Capital
5.500%, 01/08/20	35	42
4.625%, 01/07/21	485	550
General Electric Capital (MTN)
5.625%, 09/15/17	490	578

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
HSBC Bank USA NA
4.875%, 08/24/20	$350	$391
HSBC Holdings PLC
5.100%, 04/05/21	250	297
International Lease Finance
6.500%, 09/01/14 144A	350	373
John Deere Capital
2.800%, 01/27/23	555	573
JPMorgan Chase
6.000%, 01/15/18	895	1,068
4.625%, 05/10/21	345	394
Mellon Funding
5.500%, 11/15/18	225	266
Merrill Lynch
6.050%, 05/16/16	425	470
Morgan Stanley
5.450%, 01/09/17	900	991
4.875%, 11/01/22	165	172
4.750%, 03/22/17	200	217
Nordea Bank AB
4.875%, 05/13/21 144A	575	610
Royal Bank of Canada
1.200%, 09/19/17	920	926
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	600	602
Wachovia Capital Trust III
5.570%, 03/29/49(A)	550	548
Westpac Banking
2.000%, 08/14/17	480	496

		15,857
Healthcare — 1.0%
AbbVie
1.750%, 11/06/17 144A	775	786
GlaxoSmithKline Capital PLC
2.850%, 05/08/22	455	476
Johnson & Johnson
5.950%, 08/15/37	15	21
WellPoint
3.300%, 01/15/23	515	529

		1,812
Industrials — 1.4%
Amphenol
4.000%, 02/01/22	615	655
CRH America
4.125%, 01/15/16	610	635
General Electric
4.125%, 10/09/42	60	62
Republic Services
5.700%, 05/15/41	350	422
Smiths Group PLC
3.625%, 10/12/22 144A	400	402
United Technologies
4.500%, 06/01/42	320	363

		2,539
Insurance — 2.0%
Aon
3.500%, 09/30/15	415	438

	Par (000)	Value (000)

Berkshire Hathaway Finance
4.250%, 01/15/21	$400	$463
Hartford Financial Services Group
6.300%, 03/15/18	160	191
MetLife
6.400%, 12/15/36	520	551
Principal Financial Group
8.875%, 05/15/19	410	560
Prudential Financial
5.375%, 06/21/20	75	88
Prudential Financial (MTN)
4.500%, 11/15/20	520	582
Reinsurance Group of America
6.450%, 11/15/19	720	847

		3,720
Materials — 0.9%
ArcelorMittal
7.500%, 10/15/39	435	397
6.750%, 02/25/22	20	21
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	725	737
International Paper
7.500%, 08/15/21	460	606

		1,761
Real Estate Investment Trusts — 1.3%
Digital Realty Trust LP
4.500%, 07/15/15	700	751
Health Care REIT
5.250%, 01/15/22	510	574
ProLogis LP
6.625%, 12/01/19	370	443
4.500%, 08/15/17	125	136
Realty Income
6.750%, 08/15/19	390	487

		2,391
Retail — 1.3%
Advance Auto Parts
5.750%, 05/01/20	270	290
4.500%, 01/15/22	75	77
Darden Restaurants
3.350%, 11/01/22	470	471
Kroger
3.400%, 04/15/22	185	192
Safeway
4.750%, 12/01/21#	630	653
Wal-Mart Stores
5.625%, 04/01/40	20	26
5.250%, 09/01/35	650	801

		2,510
Technology — 1.0%
Hewlett-Packard
3.000%, 09/15/16	725	714
KLA-Tencor
6.900%, 05/01/18	425	513
Xerox
6.400%, 03/15/16	500	567

		1,794

See Notes to Financial Statements.

P N C  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Telecommunications — 1.6%
America Movil SAB de CV
5.000%, 03/30/20	$430	$505
AT&T
6.300%, 01/15/38	500	640
Bellsouth Capital Funding
7.875%, 02/15/30	145	194
Corning
4.750%, 03/15/42	365	381
GTE
6.940%, 04/15/28	830	1,119
Telefonica Emisiones SA Unipersonal
3.992%, 02/16/16	245	249

		3,088
Transportation — 0.8%
Burlington Northern Santa Fe LLC
5.750%, 05/01/40	370	465
ERAC USA Finance LLC
5.625%, 03/15/42 144A	200	224
2.750%, 03/15/17 144A	425	446
Penske Truck Leasing LP
3.750%, 05/11/17 144A	300	307

		1,442
Utilities — 2.1%
Duke Energy Carolinas LLC
4.000%, 09/30/42	460	469
Exelon Generation LLC
4.000%, 10/01/20	912	974
MidAmerican Energy Holdings
6.125%, 04/01/36	410	526
NextEra Energy Capital Holdings
4.500%, 06/01/21	410	460
PPL Capital Funding
3.500%, 12/01/22	435	444
Progress Energy
7.050%, 03/15/19	385	490
Puget Sound Energy
5.757%, 10/01/39	395	516

		3,879
Total Corporate Bonds (Cost $47,932)		52,406
MUNICIPAL BOND — 0.4%
Texas — 0.4%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	555	683
Total Municipal Bond (Cost $568)		683
U.S. GOVERNMENT AGENCY MORTGAGE-
BACKED OBLIGATIONS — 22.8%
Federal Home Loan Mortgage Corporation — 2.0%
9.500%, 10/01/20	36	40
8.500%, 09/01/16	2	2
8.000%, 07/01/25	35	43
4.500%, 07/01/40	1,560	1,675
3.500%, 06/01/42	1,812	1,932

		3,692

	Par (000)	Value (000)

Federal National Mortgage Association — 18.9%
9.000%, 11/01/24	$80	$99
6.000%, 09/01/38	1,749	1,977
5.500%, 12/01/33	2,239	2,461
5.500%, 05/01/35	531	581
5.000%, 03/01/40	2,103	2,328
4.500%, 08/01/20	2,085	2,248
4.500%, 10/01/39	5,331	5,747
4.500%, 04/01/41	882	955
4.000%, 03/01/26	1,217	1,303
4.000%, 11/01/40	2,494	2,676
4.000%, 01/01/41	1,390	1,533
4.000%, 02/01/41	1,673	1,794
4.000%, 12/01/41	1,570	1,684
4.000%, 02/01/42	1,432	1,554
3.500%, 03/01/41	2,206	2,356
3.500%, 06/01/42	2,147	2,299
3.000%, 06/01/27	869	918
3.000%, 10/01/27	888	938
3.000%, 11/01/42	1,825	1,921

		35,372
Government National Mortgage Association — 1.9%
8.500%, 11/15/21	29	29
8.500%, 07/15/22	6	6
8.250%, 04/20/17	2	2
8.000%, 01/15/30	187	230
6.500%, 06/15/32	77	92
4.500%, 07/15/39	1,318	1,442
4.000%, 09/15/41	1,610	1,763

		3,564
Total U.S. Government Agency Mortgage-Backed Obligations (Cost $40,728)		42,628
U.S. TREASURY OBLIGATIONS — 39.2%
U.S. Treasury Bonds — 6.0%
4.500%, 02/15/36	6,105	8,186
3.750%, 08/15/41	2,465	2,961

		11,147
U.S. Treasury Notes — 33.2%
4.250%, 08/15/13	11,525	11,854
3.000%, 09/30/16	1,540	1,689
2.625%, 01/31/18	1,385	1,523
2.625%, 08/15/20	5,685	6,293
2.375%, 08/31/14	11,350	11,767
2.250%, 01/31/15	445	464
1.625%, 08/15/22	1,960	1,968
1.375%, 01/15/13	2,560	2,564
1.375%, 03/15/13	3,930	3,944
1.375%, 05/15/13	4,710	4,736
1.250%, 10/31/15	3,610	3,706
1.250%, 01/31/19	415	425
1.125%, 12/15/12	3,690	3,691
1.125%, 06/15/13	5,750	5,780
1.000%, 01/15/14	1,835	1,851

		62,255
Total U.S. Treasury Obligations (Cost $71,355)		73,402

See Notes to Financial Statements.

	Number of Shares	Value (000)
PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae*	60,500	$100
Freddie Mac*	44,080	74

Total Preferred Stocks (Cost $2,502)		174
MONEY MARKET FUND — 4.1%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	7,688,657	7,689

Total Money Market Fund (Cost $7,689)		7,689
Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.2% (Cost $179,023)		185,743
SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 0.3%
Money Market Fund — 0.3%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	672,894	673
Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $673)‡		673

Value (000)

TOTAL INVESTMENTS — 99.5%
(Cost $179,696)**	$186,416
Other Assets & Liabilities – 0.5%	863
TOTAL NET ASSETS — 100.0%	$187,279

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $179,902.

Gross unrealized appreciation (000)	$8,923
Gross unrealized depreciation (000)	(2,409)

Net unrealized appreciation (000)	$6,514

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 660 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2012.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $4,116 (000) and represents 2.2% of net assets as of November 30, 2012.

See Notes to Financial Statements.

P N C B o n d F u n d
S C H E D U L E O F I N V E S T M E N T S N o v e m b e r 3 0, 2 0 1 2 (U n a u d i t e d)

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Asset Backed Securities	$–	$2,773	$–	$2,773
Collateralized Mortgage Obligation	–	864	–	864
Commercial Mortgage-Backed Securities	–	5,124	–	5,124
Corporate Bonds	–	52,406	–	52,406
Money Market Fund	7,689	–	–	7,689
Municipal Bond	–	683	–	683
Preferred Stocks	174	–	–	174
Short Term Investment Purchased with Collateral From Securities Loaned	673	–	–	673
U.S. Government Agency Mortgage- Backed Obligations	–	42,628	–	42,628
U.S. Treasury Obligations	–	73,402	–	73,402

Total Assets - Investments in Securities	$8,536	$177,880	$–	$186,416

See Notes to Financial Statements.

P N C   G o v e r n m e n t   M o r t g a g e   F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 2  ( U n a u d i t e d )

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.0%
Freddie Mac, Series 1273, Cl Z
7.500%, 05/15/22	$35	$41
Freddie Mac, Series 3064, Cl OG
5.500%, 06/15/34	1,020	1,069

Total Collateralized Mortgage Obligations (Cost $1,095)		1,110
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 88.1%

Federal Home Loan Mortgage Corporation — 7.2%
12.250%, 08/01/15	9	9
9.000%, 04/01/16 to 09/01/20	32	36
8.500%, 11/01/18 to 01/01/22	34	38
8.000%, 02/01/17 to 03/01/22	29	32
7.000%, 05/01/31	26	30
6.000%, 10/01/32	287	319
5.500%, 03/01/28	138	152
4.500%, 03/01/40 to 07/01/40	4,069	4,468
4.000%, 09/01/40	1,165	1,243
3.500%, 06/01/42 to 07/01/42	1,493	1,592

		7,919

Federal National Mortgage Association — 66.3%
12.500%, 05/01/15	1	1
10.000%, 06/01/21	6	7
9.000%, 02/01/17 to 10/01/19	6	7
8.500%, 11/01/21 to 09/01/23	16	18
8.000%, 02/01/23 to 03/01/23	7	8
7.500%, 09/01/22 to 07/01/31	143	175
7.000%, 12/01/15 to 09/01/31	111	130
6.500%, 04/01/16 to 02/01/38	2,140	2,428
6.000%, 06/01/27 to 01/01/37	4,114	4,594
5.500%, 09/01/17 to 01/01/35	6,549	7,177
5.000%, 06/01/18 to 10/01/39	7,476	8,181
4.500%, 04/01/18 to 08/01/40	16,503	18,052
4.000%, 07/01/25 to 12/01/41	13,234	14,232
3.500%, 08/01/26 to 09/01/42	12,127	12,937
3.000%, 06/01/27 to 11/01/42	4,350	4,589

		72,536

Government National Mortgage Association — 14.6%
14.000%, 07/15/14 to 02/15/15	3	3
13.500%, 07/15/14 to 01/20/15	16	16
13.000%, 10/15/13 to 06/15/15	11	11
12.500%, 10/15/13 to 11/20/15	33	33
12.000%, 02/15/13 to 09/15/15	32	33
11.500%, 03/15/13 to 08/15/14	9	9
9.250%, 12/20/16 to 05/15/21	27	28
9.000%, 04/15/16 to 11/15/24	142	156
8.750%, 12/15/16	27	27
8.500%, 02/15/17 to 09/15/24	119	129
8.000%, 04/15/17 to 05/20/30	404	477
7.500%, 09/20/15 to 09/20/30	725	804
7.000%, 09/20/15 to 06/15/32	1,135	1,357
6.500%, 10/15/22 to 09/15/31	1,093	1,265

	Par (000)	Value (000)
6.000%, 07/20/29	$293	$330
5.000%, 10/15/39	2,037	2,226
4.500%, 03/15/39 to 08/15/39	3,772	4,150
4.000%, 09/15/39 to 10/15/41	3,430	3,766
3.500%, 07/15/42	1,067	1,163

		15,983

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $90,862)		96,438

U.S. TREASURY OBLIGATION — 8.3%
U.S. Treasury Note — 8.3%
2.375%,08/31/14	8,760	9,082

Total U.S. Treasury Obligation (Cost $9,082)		9,082

	Number of Shares
MONEY MARKET FUND — 3.0%
PNC Advantage Institutional Money Market
Fund, Institutional Shares†	3,243,896	3,244

Total Money Market Fund (Cost $3,244)		3,244

TOTAL INVESTMENTS — 100.4% (Cost $104,283)*		109,874

Other Assets & Liabilities – (0.4)%		(470)

TOTAL NET ASSETS — 100.0%		$109,404

*	Aggregate cost for Federal income tax purposes is (000) $104,284.

Gross unrealized appreciation (000)	$5,621
Gross unrealized depreciation (000)	(31)

Net unrealized appreciation (000)	$5,590

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C   G o v e r n m e n t   M o r t g a g e   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r 30 , 2 0 1 2   (U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Collateralized Mortgage Obligations	$–	$1,110	$–	$1,110
Money Market Fund	3,244	–	–	3,244
U.S. Government Agency Mortgage- Backed Obligations	–	96,438	–	96,438
U.S. Treasury Obligation	–	9,082	–	9,082

Total Assets - Investments in Securities	$3,244	$106,630	$–	$109,874

See Notes to Financial Statements.

P N C   H i g h   Y i e l d   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   30 ,   2 0 1 2   ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — 94.8%
Aerospace — 0.7%
Spirit Aerosystems 7.500%, 10/01/17	$75	$80

Cable — 5.4%
AMC Networks 7.750%, 07/15/21	250	284
Belo 8.000%, 11/15/16	150	163
DISH DBS 7.750%, 05/31/15	100	113
Sinclair Television Group 6.125%, 10/01/22 144A	100	104

		664

Consumer Non-Cyclical — 2.9%
Hanesbrands 8.000%, 12/15/16	150	167
Quiksilver 6.875%, 04/15/15#	200	196

		363

Consumer Services — 14.3%
Block Financial LLC 5.500%, 11/01/22	200	205
H&E Equipment Services 7.000%, 09/01/22 144A	100	105
Live Nation Entertainment 8.125%, 05/15/18 144A	100	108
MGM Resorts International 11.125%, 11/15/17	200	220
NAI Entertainment Holdings LLC 8.250%, 12/15/17 144A	73	81
Palace Entertainment Holdings LLC 8.875%, 04/15/17 144A	185	196
Royal Caribbean Cruises 11.875%, 07/15/15	95	116
7.500%, 10/15/27	150	168
Sotheby’s 5.250%, 10/01/22 144A	250	252
Speedway Motorsports 6.750%, 02/01/19	100	105
Wynn Las Vegas LLC 5.375%, 03/15/22	200	212

		1,768

Energy — 9.0%
Chesapeake Energy 9.500%, 02/15/15	200	225
Continental Resources 8.250%, 10/01/19	200	225
Copano Energy LLC 7.750%, 06/01/18	165	173
Encore Acquisition 9.500%, 05/01/16	100	107
Samson Investment 9.750%, 02/15/20 144A	225	238
Tesoro 5.375%, 10/01/22	145	151

		1,119

	Par (000)	Value (000)

Financials — 11.7%
Bank of America 8.000%, 12/29/49 (A)	$300	$331
Barclays Bank PLC 7.625%, 11/21/22	240	238
BBVA U.S. Senior, SA Unipersonal 4.664%, 10/09/15	200	203
JPMorgan Chase 7.900%, 04/29/49 (A)	200	227
Morgan Stanley 5.500%, 07/28/21	100	114
4.875%, 11/01/22	100	104
Wells Fargo 7.980%, 03/29/49 (A)	200	230

		1,447

Food, Beverage & Tobacco — 3.9%
Constellation Brands 6.000%, 05/01/22	100	114
Del Monte 7.625%, 02/15/19	250	257
TreeHouse Foods 7.750%, 03/01/18	100	110

		481

Healthcare — 6.9%
DaVita 5.750%, 08/15/22	50	52
Endo Health Solutions 7.000%, 07/15/19	250	267
HCA 8.500%, 04/15/19	250	281
Mylan 7.875%, 07/15/20 144A	200	236
Select Medical 7.625%, 02/01/15	13	13

		849

Industrials — 14.0%
Clean Harbors 5.125%, 06/01/21 144A	100	102
Darling International 8.500%, 12/15/18	100	115
Huntington Ingalls Industries 6.875%, 03/15/18	200	215
Interface 7.625%, 12/01/18	65	70
K Hovnanian Enterprises 7.250%, 10/15/20 144A	250	268
Masco 7.750%, 08/01/29	177	203
Owens-Illinois 7.800%, 05/15/18	100	115
Pulte Group 7.875%, 06/15/32	323	346
USG 8.375%, 10/15/18 144A	275	302

		1,736

Insurance — 2.0%
Metlife Capital Trust IV 7.875%, 12/15/37 144A	200	244

See Notes to Financial Statements.

P N C   H i g h   Y i e l d   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 2   ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Materials — 6.2%
APERAM 7.750%, 04/01/18 144A	$50	$43
ArcelorMittal 10.350%, 06/01/19	200	237
Clearwater Paper 7.125%, 11/01/18	100	108
Cloud Peak Energy Resources LLC 8.250%, 12/15/17	100	108
8.500%, 12/15/19	100	108
Peabody Energy 7.875%, 11/01/26	150	161

		765

Retail — 6.3%
JC Penney 5.750%, 02/15/18	300	261
Limited Brands 8.500%, 06/15/19	200	244
Safeway 7.250%, 02/01/31	250	275

		780

Technology — 3.2%
Mantech International 7.250%, 04/15/18	175	185
Seagate HDD Cayman 7.750%, 12/15/18	200	217

		402

Telecommunications — 0.8%
SBA Telecommunications 5.750%, 07/15/20 144A	100	104

Transportation — 3.6%
Florida East Coast Railway 8.125%, 02/01/17	200	212
PHI 8.625%, 10/15/18	217	231

		443

Utilities — 3.9%
Calpine 7.500%, 02/15/21 144A	186	206
Puget Energy 6.000%, 09/01/21	250	280

		486

Total Corporate Bonds (Cost $11,058)		11,731

	Number of Shares	Value (000)
COMMON STOCKS — 0.9%
Automotive — 0.4%
General Motors	1,645	$43
Motors Liquidation GUC Trust	413	8

Industrials — 0.5%
HMH Holdings Delaware (B) (C)	3,507	63

Total Common Stocks (Cost $182)		114

PREFERRED STOCKS — 0.2%
Financial Conduits — 0.2%
Fannie Mae*	10,000	17
Freddie Mac*	3,000	5

Total Preferred Stocks (Cost $325)		22

WARRANTS — 0.3%
General Motors, Cl A	1,496	25
General Motors, Cl B	1,496	16

Total Warrants (Cost $114)		41

MONEY MARKET FUND — 3.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	373,398	373

Total Money Market Fund (Cost $373)		373

Total Investments Before Short Term Investments Purchased with Collateral from Securities Loaned – 99.2% (Cost $12,052)		12,281

SHORT TERM INVESTMENT PURCHASED WITH COLLATERAL FROM SECURITIES LOANED — 1.6%
Money Market Fund — 1.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	200,970	201

Total Short Term Investment Purchased with Collateral From Securities Loaned (Cost $201)‡		201

TOTAL INVESTMENTS — 100.8% (Cost $12,253)**		12,482

Other Assets & Liabilities – (0.8)%		(101)

TOTAL NET ASSETS — 100.0%		$12,381

See Notes to Financial Statements.

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $12,281.

Gross unrealized appreciation (000)	$660
Gross unrealized depreciation (000)	(459)

Net unrealized appreciation (000)	$201

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
#	Security fully or partially on loan. Total Value of Securities on Loan is $ 197 (000).
‡	See Note 9 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2012.
(B)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(C)	Illiquid Security. Total value of illiquid securities is $63 (000) and represents 0.5% of net assets as of November 30, 2012.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $2,589 (000) and represents 20.9% of net assets as of November 30, 2012.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Common Stocks	51	–	63	114
Corporate Bonds	–	11,731	–	11,731
Money Market Fund	$373	$–	$–	$373
Preferred Stocks	22	–	–	22
Warrants	41	–	–	41
Short Term Investment Purchased with Collateral From Securities Loaned	201	–	–	201

Total Assets - Investments in Securities	$688	$11,731	$63	$12,482

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 1.0%
Automotive — 0.1%
Honda Auto Receivables Owner Trust,
Series 2010-1, Cl A3
1.250%, 10/21/13	$47	$47
Honda Auto Receivables Owner Trust,
Series 2012-1, Cl A3
0.770%, 01/15/16	95	95
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Cl A3
1.420%, 08/15/14	22	22
Nissan Auto Receivables Owner Trust,
Series 2012-A, Cl A3
0.730%, 05/16/16	95	96
Volkswagen Auto Lease Trust,
Series 2011-A, Cl A3
1.200%, 10/20/14	60	60

		320

Credit Cards — 0.7%
Discover Card Master Trust,
Series 2010-A1, Cl A1 (FRN)
0.858%, 09/15/15 (A)	100	100
GE Capital Credit Card Master Note Trust,
Series 2012-2, Cl A
2.220%, 01/15/19	850	885
GE Capital Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	1,825	1,849

		2,834

Equipment — 0.0%
John Deere Owner Trust,
Series 2010-A, Cl A3
1.320%, 05/15/14	5	5
John Deere Owner Trust,
Series 2012-A, Cl A3
0.750%, 03/15/16	50	50

		55

Utilities — 0.2%
CenterPoint Energy Transition Bond LLC,
Series 2012-1, Cl A2
2.161%, 10/15/21	640	671

Total Asset Backed Securities (Cost $3,788)		3,880

COLLATERALIZED MORTGAGE OBLIGATION — 1.3%
Freddie Mac, Series 2854, Cl DL
4.000%, 09/15/19	4,821	5,151

Total Collateralized Mortgage Obligation (Cost $4,812)		5,151

	Par (000)	Value (000)
COMMERCIAL MORTGAGE-BACKED SECURITY — 0.5%
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Cl A3
5.679%, 10/15/48	$1,991	$2,159

Total Commercial Mortgage-Backed Security (Cost $2,150)		2,159

CORPORATE BONDS — 41.0%
Aerospace — 0.3%
L-3 Communications
4.950%, 02/15/21	1,055	1,196

Automotive — 0.4%
BorgWarner
4.625%, 09/15/20	1,298	1,442

Cable — 2.0%
DIRECTV Holdings LLC
3.500%, 03/01/16	465	495
4.600%, 02/15/21	1,575	1,706
Discovery Communications LLC
4.375%, 06/15/21	5	6
3.300%, 05/15/22	690	720
Historic TW
6.875%, 06/15/18	1,460	1,844
NBCUniversal Media LLC
5.150%, 04/30/20	1,660	1,974
News America
6.900%, 03/01/19	1,110	1,404

		8,149

Consumer Cyclicals — 0.2%
VF
1.062%, 08/23/13(A)	685	689

Consumer Discretionary — 0.6%
Hasbro
6.300%, 09/15/17	1,286	1,498
Marriott International
3.000%, 03/01/19	880	909

		2,407

Consumer Staples — 0.3%
Procter & Gamble
0.233%, 02/06/14(A)	1,340	1,339

Energy — 2.8%
Anadarko Petroleum
8.700%, 03/15/19	1,040	1,418
Apache
3.250%, 04/15/22	25	27
Boardwalk Pipelines LP
3.375%, 02/01/23	1,205	1,185
BP Capital Markets PLC
3.245%, 05/06/22	1,065	1,119
EQT
8.125%, 06/01/19	1,095	1,368
Hess
8.125%, 02/15/19	1,086	1,438
Nexen
6.200%, 07/30/19	920	1,126
ONEOK Partners LP
3.250%, 02/01/16	895	950

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Energy — continued
Petrobras International Finance
3.875%, 01/27/16	$1,415	$1,499
Weatherford International
5.125%, 09/15/20	1,120	1,180

		11,310

Financials — 10.1%
Ameriprise Financial
7.300%, 06/28/19	1,015	1,316
Bank of America
5.625%, 07/01/20	1,475	1,740
Bank of Montreal (MTN)
0.780%, 09/11/15	2,215	2,227
BB&T (MTN)
2.150%, 03/22/17	730	757
6.850%, 04/30/19	10	13
BBVA U.S. Senior, SA Unipersonal
3.250%, 05/16/14	1,160	1,160
Bear Stearns LLC
5.550%, 01/22/17	215	243
Capital One Bank USA NA
8.800%, 07/15/19	1,725	2,335
Capital One Financial
4.750%, 07/15/21	15	17
Caterpillar Financial Services (MTN)
5.450%, 04/15/18	10	12
Citigroup
6.010%, 01/15/15	10	11
4.875%, 05/07/15	1,806	1,928
5.300%, 01/07/16	885	981
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.950%, 11/09/22	1,150	1,165
Credit Suisse
5.400%, 01/14/20	1,505	1,692
First Niagara Financial Group
6.750%, 03/19/20	1,335	1,594
General Electric Capital
5.500%, 01/08/20	1,725	2,061
HSBC Bank USA NA
4.875%, 08/24/20	1,865	2,082
HSBC Holdings PLC
5.100%, 04/05/21	115	137
JPMorgan Chase
6.125%, 06/27/17	1,231	1,440
6.300%, 04/23/19	490	605
Mellon Funding
5.500%, 11/15/18	2,100	2,484
Merrill Lynch
6.050%, 05/16/16	1,150	1,271
Merrill Lynch (MTN)
6.875%, 04/25/18	10	12
Morgan Stanley
5.450%, 01/09/17	1,485	1,636
4.750%, 03/22/17	1,520	1,647
4.875%, 11/01/22	320	333
National Rural Utilities Cooperative Finance
5.500%, 07/01/13	15	15
4.750%, 03/01/14	50	53
5.450%, 04/10/17	30	35
Nordea Bank AB
4.875%, 05/13/21 144A	925	981

	Par (000)	Value (000)

Northern Trust
2.375%, 08/02/22	$15	$15
Royal Bank of Canada
1.200%, 09/19/17	1,485	1,494
Royal Bank of Canada (MTN)
1.150%, 03/13/15	10	10
Santander Holdings USA
3.000%, 09/24/15	700	713
Santander US Debt SA Unipersonal
2.991%, 10/07/13 144A	1,000	1,006
Svenska Handelsbanken AB
3.125%, 07/12/16	660	700
TIAA Global Markets
4.950%, 07/15/13 144A	1,000	1,028
UBS AG
5.750%, 04/25/18	925	1,104
US Bancorp (MTN)
2.950%, 07/15/22	25	26
Wachovia
5.625%, 10/15/16	1,490	1,716
Westpac Banking
2.000%, 08/14/17	715	739

		40,534

Food, Beverage & Tobacco — 1.1%
Anheuser-Busch
5.600%, 03/01/17	500	593
Coca-Cola
0.344%, 03/14/14(A)	1,645	1,645
Kraft Foods
5.375%, 02/10/20	1,635	1,988

		4,226

Healthcare — 2.9%
AbbVie
1.200%, 11/06/15 144A	1,535	1,542
Amgen
3.450%, 10/01/20	795	848
3.875%, 11/15/21	415	457
GlaxoSmithKline Capital PLC
2.850%, 05/08/22	830	869
Johnson & Johnson
0.400%, 05/15/14(A)	2,340	2,344
Mead Johnson Nutrition
3.500%, 11/01/14	1,350	1,414
Quest Diagnostics
1.223%, 03/24/14(A)	1,302	1,310
Sanofi
4.000%, 03/29/21	945	1,089
Teva Pharmaceutical Finance BV
1.212%, 11/08/13(A)	685	691
UnitedHealth Group
1.400%, 10/15/17	955	961

		11,525

Industrials — 1.5%
CRH America
4.125%, 01/15/16	1,180	1,229
Koninklijke Philips Electronics NV
3.750%, 03/15/22	1,205	1,328
Republic Services
3.800%, 05/15/18	10	11

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Industrials — continued
5.000%, 03/01/20	$850	$992
Smiths Group PLC
3.625%, 10/12/22 144A	600	603
United Technologies
0.688%, 12/02/13(A)	1,845	1,850

		6,013

Insurance — 3.0%
ACE INA Holdings
2.600%, 11/23/15	490	513
Aon
3.500%, 09/30/15	1,250	1,321
Berkshire Hathaway
3.750%, 08/15/21	1,870	2,079
Hartford Financial Services Group
6.300%, 03/15/18	480	572
MetLife
7.717%, 02/15/19	1,585	2,085
New York Life Global Funding
4.650%, 05/09/13 144A	1,340	1,365
Principal Financial Group
8.875%, 05/15/19	925	1,263
Prudential Financial
5.375%, 06/21/20	340	399
Prudential Financial (MTN)
4.500%, 11/15/20	1,000	1,119
Reinsurance Group of America
6.450%, 11/15/19	955	1,123

		11,839

Materials — 1.1%
Alcoa
5.400%, 04/15/21	25	26
ArcelorMittal
6.750%, 02/25/22	1,790	1,863
EI du Pont de Nemours
3.625%, 01/15/21	5	6
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	1,295	1,316
International Paper
7.500%, 08/15/21	890	1,172

		4,383

Real Estate Investment Trusts — 1.6%
Boston Properties LP
4.125%, 05/15/21	1,150	1,258
Digital Realty Trust LP
4.500%, 07/15/15	1,410	1,511
Health Care REIT
4.950%, 01/15/21	1,140	1,259
ProLogis LP
4.500%, 08/15/17	570	619
6.625%, 12/01/19	490	587
Realty Income
5.950%, 09/15/16	1,085	1,250
Simon Property Group LP
2.150%, 09/15/17	10	10

		6,494

	Par (000)	Value (000)
Retail — 1.8%
Advance Auto Parts
4.500%, 01/15/22	$590	$602
Darden Restaurants
3.350%, 11/01/22	1,230	1,233
Kroger
3.400%, 04/15/22	1,225	1,274
Lowe’s
4.625%, 04/15/20	10	12
Safeway
3.950%, 08/15/20	1,235	1,230
Target
0.377%, 01/11/13 (A)	445	445
0.495%, 07/18/14 (A)	1,048	1,051
Wal-Mart Stores
3.625%, 07/08/20	60	67
Yum! Brands
3.750%, 11/01/21	1,145	1,223

		7,137

Sovereign Agency — 0.0%
Province of Ontario Canada
0.950%, 05/26/15	20	20

Technology — 1.6%
Amphenol
4.750%, 11/15/14	750	800
4.000%, 02/01/22	795	846
Cisco Systems
4.950%, 02/15/19	25	30
Google
3.625%, 05/19/21	15	17
Hewlett-Packard
3.750%, 12/01/20	2,485	2,272
Intel
3.300%, 10/01/21	15	16
KLA-Tencor
6.900%, 05/01/18	1,165	1,408
Xerox
6.400%, 03/15/16	740	839
4.500%, 05/15/21	265	278

		6,506

Telecommunications — 2.1%
America Movil SAB de CV
5.000%, 03/30/20	1,485	1,745
AT&T
5.800%, 02/15/19	990	1,220
Corning
6.625%, 05/15/19	1,480	1,860
GTE
6.840%, 04/15/18	2,575	3,257
Telefonica Emisiones SA Unipersonal
3.992%, 02/16/16	505	512

		8,594

Transportation — 0.9%
Burlington Northern Santa Fe LLC
3.050%, 09/01/22	630	661
Canadian National Railway
2.850%, 12/15/21	20	21
ERAC USA Finance LLC
2.750%, 03/15/17 144A	1,010	1,060

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Transportation — continued
Norfolk Southern
7.700%, 05/15/17	$15	$19
Penske Truck Leasing LP
3.750%, 05/11/17 144A	775	794
Union Pacific
5.750%, 11/15/17	1,018	1,230

		3,785

U.S. Government Agency Backed Temporary Liquidity Guarantee Program — 4.2%
Ally Financial (TLGP) (FDIC)
0.381%, 12/19/12 (A)	1,605	1,605
Citibank NA (TLGP) (FDIC)
1.750%, 12/28/12	130	130
General Electric Capital (MTN) (TLGP) (FDIC)
2.125%, 12/21/12	7,675	7,682
JPMorgan Chase Bank (TLGP) (FDIC)
2.125%, 12/26/12	7,620	7,629

		17,046

Utilities — 2.5%
Exelon Generation LLC
4.000%, 10/01/20	2,845	3,039
Metropolitan Edison
7.700%, 01/15/19	900	1,160
MidAmerican Energy
5.300%, 03/15/18	20	24
MidAmerican Energy Holdings
5.750%, 04/01/18	1,410	1,707
Peco Energy
5.350%, 03/01/18	15	18
PPL Capital Funding
3.500%, 12/01/22	1,485	1,514
Progress Energy
7.050%, 03/15/19	1,380	1,755
Southern
1.950%, 09/01/16	535	554
Toledo Edison
7.250%, 05/01/20	35	46
Union Electric
4.650%, 10/01/13	50	51
Wisconsin Electric Power
6.000%, 04/01/14	20	21

		9,889

Total Corporate Bonds (Cost $154,365)		164,523

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 7.3%
Federal National Mortgage Association — 7.3%
4.500%, 08/01/20	2,107	2,272
4.500%, 01/01/25	1,011	1,088
4.500%, 01/01/41	94	102
4.500%, 04/01/41	4,075	4,412
4.500%, 08/01/41	1,492	1,616
4.000%, 04/01/24	38	41
4.000%, 07/01/25	2,319	2,480
4.000%, 10/01/25	46	49
4.000%, 10/01/40	34	37
4.000%, 11/01/40	85	91

	Par (000)	Value (000)
4.000%, 01/01/41	$3,396	$3,745
4.000%, 02/01/41	2,921	3,134
4.000%, 03/01/41	71	76
4.000%, 12/01/41	62	67
3.500%, 10/01/26	1,701	1,804
3.500%, 10/01/42	3,926	4,204
3.000%, 10/01/27	3,948	4,168

		29,386

Government National Mortgage Association — 0.0%
5.500%, 05/15/17	12	13

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $28,432)		29,399

U.S. TREASURY OBLIGATIONS — 47.0%
U.S. Treasury Notes — 47.0%
4.250%, 08/15/13	34,695	35,686
3.000%, 09/30/16	12,422	13,627
2.625%, 01/31/18	12,490	13,735
2.625%, 08/15/20	12,320	13,638
2.375%, 08/31/14	33,138	34,357
2.125%, 08/15/21	13,630	14,465
2.000%, 02/15/22	2,205	2,304
1.875%, 10/31/17	8,475	8,993
1.625%, 08/15/22	6,410	6,438
1.375%, 01/15/13	375	376
1.375%, 05/15/13	3,815	3,836
1.375%, 09/30/18	3,195	3,300
1.250%, 08/31/15	5,140	5,270
1.250%, 10/31/15	12,170	12,493
1.250%, 01/31/19	9,190	9,405
1.125%, 12/15/12	5,100	5,101
1.125%, 06/15/13	5,245	5,272
1.000%, 01/15/14	200	202

Total U.S. Treasury Obligations (Cost $185,633)		188,498

	Number of Shares
MONEY MARKET FUND — 1.4%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	5,693,296	5,693

Total Money Market Fund (Cost $5,693)		5,693

TOTAL INVESTMENTS — 99.5% (Cost $384,873)*		399,303
Other Assets & Liabilities – 0.5%		1,939

TOTAL NET ASSETS — 100.0%		$401,242

See Notes to Financial Statements.

P N C  I n t e r m e d i a t e  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

*	Aggregate cost for Federal income tax purposes is (000) $384,922.

Gross unrealized appreciation (000)	$14,636
Gross unrealized depreciation (000)	(255)

Net unrealized appreciation (000)	$14,381

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2012.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $8,379 (000) and represents 2.1% of net assets as of November 30, 2012.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Asset Backed Securities	$–	$3,880	$–	$3,880
Collateralized Mortgage Obligation	–	5,151	–	5,151
Commercial Mortgage-Backed Security	–	2,159	–	2,159
Corporate Bonds	–	164,523	–	164,523
Money Market Fund	5,693	–	–	5,693
U.S. Government Agency Mortgage-Backed Obligations	–	29,399	–	29,399
U.S. Treasury Obligations	–	188,498	–	188,498

Total Assets - Investments in Securities	$5,693	$393,610	$–	$399,303

See Notes to Financial Statements.

P N C   L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 16.4%
Automotive — 9.8%
Bank of America Auto Trust,
Series 2012-1, Cl A3
0.780%, 06/15/16	$1,500	$1,506
BMW Vehicle Lease Trust,
Series 2011-1, Cl A3
1.060%, 02/20/14	795	797
BMW Vehicle Owner Trust,
Series 2011-A, Cl A3
0.760%, 08/25/15	3,100	3,110
Ford Credit Auto Lease Trust,
Series 2012-A, Cl A2
0.630%, 04/15/14	1,999	2,001
Honda Auto Receivables Owner Trust,
Series 2010-1, Cl A3
1.250%, 10/21/13	36	37
Honda Auto Receivables Owner Trust,
Series 2011-1, Cl A3
1.130%, 10/15/14	1,781	1,787
Hyundai Auto Receivables Trust,
Series 2010-B, Cl A3
0.970%, 04/15/15	2,096	2,102
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A3
1.160%, 04/15/15	2,657	2,668
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Cl A3
1.420%, 08/15/14	1,052	1,056
Mercedes-Benz Auto Receivables Trust,
Series 2011-I, Cl A3
0.850%, 03/16/15	1,800	1,805
Nissan Auto Receivables Owner Trust,
Series 2011-B, Cl A3
0.950%, 02/16/16	1,650	1,662
Toyota Auto Receivables Owner Trust,
Series 2011-B, Cl A3
0.680%, 06/15/15	5,710	5,728
Volkswagen Auto Lease Trust,
Series 2010-A, Cl A3
0.990%, 11/20/13	523	524
Volkswagen Auto Loan Enhanced Trust,
Series 2011-1, Cl A4
1.980%, 09/20/17	4,805	4,929
World Omni Auto Receivables Trust,
Series 2011-A, Cl A3
1.110%, 05/15/15	2,248	2,257

		31,969

Credit Cards — 4.9%
Chase Issuance Trust,
Series 2012-A3, Cl A3
0.790%, 06/15/17	5,860	5,901
Citibank Credit Card Issuance Trust,
Series 2009-A5, Cl A5
2.250%, 12/23/14	5,185	5,191
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	1,690	1,706

	Par (000)	Value (000)

GE Capital Credit Card Master Note Trust,
Series 2012-1, Cl A
1.030%, 01/15/18	$2,945	$2,977

		15,775

Equipment — 0.4%
John Deere Owner Trust,
Series 2010-A, Cl A3
1.320%, 05/15/14	268	268
John Deere Owner Trust,
Series 2011-A, Cl A3
1.290%, 01/15/16	1,170	1,177

		1,445

Mortgage Related — 0.0%
GE Mortgage Services LLC,
Series 1999-HE1, Cl A7
6.265%, 04/25/29	23	22

Utilities — 1.3%
CenterPoint Energy Transition Bond LLC,
Series 2012-1 Cl A1
0.901%, 04/15/18	3,911	3,944
Entergy Texas Restoration Funding LLC,
Series 2009-A, Cl A1
2.120%, 02/01/16	256	261

		4,205

Total Asset Backed Securities (Cost $53,191)		53,416

COLLATERALIZED MORTGAGE OBLIGATIONS — 7.3%
Fannie Mae, Series 2003-113, Cl PD
4.000%, 02/25/17	147	147
Fannie Mae, Series 2003-48, Cl TJ
4.500%, 06/25/22	540	546
Fannie Mae, Series 2003-86, Cl PY
4.500%, 09/25/18	2,640	2,831
Fannie Mae, Series 2003-97, Cl DG
5.000%, 10/25/18	2,221	2,369
Fannie Mae, Series 2004-21, Cl AB
4.000%, 10/25/17	78	78
Fannie Mae, Series 2006-62, Cl TM
5.500%, 02/25/33	375	381
Fannie Mae, Series 2011-29, Cl PE
3.500%, 09/25/36	2,814	2,883
Freddie Mac, Series 2640, Cl JW
4.500%, 08/15/17	237	237
Freddie Mac, Series 2682, Cl LC
4.500%, 07/15/32	2,580	2,674
Freddie Mac, Series 2828, Cl JE
4.500%, 07/15/19	2,961	3,156
Freddie Mac, Series 2931, Cl DC
4.000%, 06/15/18	1,826	1,844
Freddie Mac, Series 3535, Cl CA
4.000%, 05/15/24	974	1,031
Freddie Mac, Series 3563, Cl BC
4.000%, 06/15/22	657	662
Freddie Mac, Series 3564, Cl JA
4.000%, 01/15/18	895	942
Freddie Mac, Series 3786, Cl GN
4.000%, 08/15/35	2,558	2,726

See Notes to Financial Statements.

P N C   L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Par (000)	Value (000)
COLLATERALIZED MORTGAGE OBLIGATIONS — continued
Ginnie Mae, Series 2010-30, Cl NG
3.000%, 04/16/33	$1,169	$1,199

Total Collateralized Mortgage Obligations (Cost $23,967)		23,706
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.2%
Commercial Mortgage Pass Through Certificates,
Series 2006-C8, Cl A2B
5.248%, 12/10/46	585	588
Freddie Mac Multi-Family Structured Pass Thru
Certificates, Series K501, Cl A1
1.337%, 06/25/16	3,332	3,400

Total Commercial Mortgage-Backed Securities (Cost $3,917)		3,988

CORPORATE BONDS — 26.6%
Automotive — 1.0%
Toyota Motor Credit
0.875%, 07/17/15	2,000	2,005
Volkswagen International Finance NV
1.150%, 11/20/15 144A	1,300	1,302

		3,307

Cable — 1.0%
DIRECTV Holdings LLC
3.550%, 03/15/15	810	853
3.125%, 02/15/16	275	289
NBCUniversal Media LLC
3.650%, 04/30/15	1,700	1,813
Time Warner Cable
8.250%, 02/14/14	400	435

		3,390

Energy — 1.0%
BP Capital Markets PLC
3.625%, 05/08/14	900	938
3.875%, 03/10/15	275	294
0.700%, 11/06/15	840	838
Kinder Morgan Energy Partners LP
5.625%, 02/15/15	1,000	1,096

		3,166

Financials — 16.2%
American Express
7.250%, 05/20/14	575	629
American Express Credit (MTN)
1.750%, 06/12/15	1,470	1,501
American Honda Finance
1.850%, 09/19/14 144A	1,900	1,933
Bank of America (MTN)
7.375%, 05/15/14	2,465	2,677
Barclays Bank PLC
2.375%, 01/13/14	2,630	2,673
BNY Mellon
0.700%, 10/23/15	625	624
Capital One Financial
2.125%, 07/15/14	985	1,003
1.000%, 11/06/15	1,050	1,046
Caterpillar Financial Services (MTN)
1.100%, 05/29/15	700	707

	Par (000)	Value (000)

Citigroup
6.010%, 01/15/15	$2,475	$2,711
Commonwealth Bank of Australia
2.125%, 03/17/14 144A	950	966
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
2.125%, 10/13/15	2,470	2,548
Credit Suisse
5.500%, 05/01/14	300	320
Credit Suisse USA
5.125%, 08/15/15	2,950	3,275
Deutsche Bank AG
2.375%, 01/11/13	1,630	1,633
General Electric Capital (MTN)
2.375%, 06/30/15	3,800	3,933
Goldman Sachs Group (The)
3.300%, 05/03/15	1,909	1,988
HSBC Bank USA NA
4.625%, 04/01/14	2,158	2,259
HSBC USA
2.375%, 02/13/15	1,035	1,066
JPMorgan Chase
3.700%, 01/20/15	3,970	4,184
Morgan Stanley (MTN)
4.100%, 01/26/15	2,445	2,541
National Australia Bank NY (MTN)
2.000%, 03/09/15	1,000	1,023
Nordea Bank AB
2.125%, 01/14/14 144A	500	507
2.250%, 03/20/15 144A	500	513
PACCAR Financial (MTN)
1.550%, 09/29/14	1,700	1,729
1.050%, 06/05/15	620	626
UBS AG
2.250%, 08/12/13	600	607
UBS AG (MTN)
2.250%, 01/28/14	500	508
Wells Fargo
3.625%, 04/15/15	1,715	1,826
Wells Fargo Bank NA
4.750%, 02/09/15	1,625	1,751
Westpac Banking
4.200%, 02/27/15	3,310	3,557

		52,864

Food, Beverage & Tobacco — 0.9%
Anheuser-Busch InBev Worldwide
0.800%, 07/15/15	750	753
General Mills
5.200%, 03/17/15	1,000	1,102
Kraft Foods
1.625%, 06/04/15 144A	900	914

		2,769

Healthcare — 1.6%
AbbVie
1.200%, 11/06/15 144A	2,600	2,612
Covidien International Finance SA
1.350%, 05/29/15	875	889
Teva Pharmaceutical Finance III BV
1.700%, 03/21/14	975	988

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Healthcare — continued
UnitedHealth Group
0.850%, 10/15/15	$600	$602

		5,091

Industrials — 0.6%
Enterprise Products Operating LLC
1.250%, 08/13/15	950	955
Turlock
0.950%, 11/02/15 144A	1,000	1,000

		1,955

Insurance — 0.6%
Berkshire Hathaway
1.010%, 08/15/14 (A)	700	708
Prudential Financial (MTN)
3.875%, 01/14/15	1,238	1,312

		2,020

Materials — 0.3%
Barrick Gold
1.750%, 05/30/14	830	842

Retail — 0.7%
Kroger
7.500%, 01/15/14	925	994
Walgreen
1.000%, 03/13/15	1,255	1,257

		2,251

Technology — 1.0%
Hewlett-Packard
2.350%, 03/15/15	2,475	2,449
HP Enterprise Services LLC
6.000%, 08/01/13	832	853

		3,302

Telecommunications — 0.7%
AT&T
0.875%, 02/13/15	750	753
Verizon New England
4.750%, 10/01/13	1,460	1,510

		2,263

Utilities — 1.0%
Exelon Generation LLC
5.350%, 01/15/14	1,720	1,803
MidAmerican Energy Holdings
5.000%, 02/15/14	1,272	1,336

		3,139

Total Corporate Bonds (Cost $84,884)		86,359
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 7.4%
Federal Home Loan Mortgage Corporation — 1.4%
6.000%, 05/01/21	551	589
5.500%, 03/01/22	501	540
5.500%, 04/01/22	665	717
4.500%, 02/01/19	500	546
4.500%, 05/01/19	1,569	1,656

	Par (000)	Value (000)

4.186%, 03/01/36 (A)	$ 582	$ 626

		4,674

Federal National Mortgage Association — 6.0%
6.000%, 09/01/16	142	149
5.500%, 09/01/17	379	408
5.500%, 10/01/17	150	162
5.500%, 11/01/18	376	408
5.000%, 06/01/18	362	393
5.000%, 12/01/21	578	629
4.500%, 04/01/14	50	53
4.500%, 06/01/21	1,595	1,720
3.500%, 06/01/20	2,247	2,383
3.500%, 11/01/20	2,159	2,290
3.000%, 01/01/22	3,182	3,364
3.000%, 06/01/22	3,894	4,116
2.950%, 04/01/35 (A)	684	734
2.870%, 01/01/36 (A)	716	765
2.757%, 12/01/34 (A)	316	337
2.706%, 08/01/33 (A)	414	443
2.690%, 07/01/34 (A)	479	518
2.415%, 11/01/32 (A)	58	59
2.281%, 09/01/36 (A)	526	563

		19,494

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $23,321)		24,168
U.S. TREASURY OBLIGATIONS — 37.8%
U.S. Treasury Notes — 37.8%
2.250%, 01/31/15	16,320	17,014
2.125%, 11/30/14	15,710	16,289
2.000%, 11/30/13	12,665	12,890
1.000%, 05/15/14	25,210	25,488
0.500%, 08/15/14	28,845	28,968
0.375%, 04/15/15	17,165	17,198
0.250%, 08/15/15	5,195	5,186

Total U.S. Treasury Obligations (Cost $122,843)		123,033

	Number of Shares
MONEY MARKET FUND — 2.9%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	9,257,236	9,257

Total Money Market Fund (Cost $9,257)		9,257

TOTAL INVESTMENTS — 99.6%* (Cost $321,380)*		323,927

Other Assets & Liabilities – 0.4%		1,421

TOTAL NET ASSETS — 100.0%		$325,348

See Notes to Financial Statements.

P N C   L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

*	Aggregate cost for Federal income tax purposes is (000) $321,396

Gross unrealized appreciation (000)	$2,919
Gross unrealized depreciation (000)	(388)

Net unrealized appreciation (000)	$2,531

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2012.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $9,747 (000) and represents 3.0% of net assets as of November 30, 2012.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Asset Backed Securities	$–	$53,416	$–	$53,416
Collateralized Mortgage Obligations	–	23,706	–	23,706
Commercial Mortgage-Backed Securities	–	3,988	–	3,988
Corporate Bonds	–	86,359	–	86,359
Money Market Fund	9,257	–	–	9,257
U.S. Government Agency Mortgage-Backed Obligations	–	24,168	–	24,168
U.S. Treasury Obligations	–	123,033	–	123,033

Total Assets - Investments in Securities	$9,257	$314,670	$–	$323,927

See Notes to Financial Statements.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,    2 0 1 2  ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 1.1%
Credit Cards — 0.6%
Discover Card Master Trust,
Series 2008-A4, Cl A4
5.650%, 12/15/15	$160	$165
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	475	480
GE Capital Credit Card Master Note Trust,
Series 2012-6, Cl A
1.360%, 08/17/20	865	876

		1,521

Utilities — 0.5%
Atlantic City Electric Transition Funding LLC,
Series 2002-1, Cl A4
5.550%, 10/20/23	1,175	1,440

Total Asset Backed Securities
(Cost $2,691)		2,961

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Ginnie Mae,
Series 2009-111, Cl A
3.486%, 08/16/39	571	590
Ginnie Mae,
Series 2009-27, Cl A
3.279%, 07/16/37	265	270

Total Collateralized Mortgage Obligations
(Cost $843)		860

COMMERCIAL MORTGAGE-BACKED SECURITIES — 2.7%
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2006-CD3, Cl AAB
5.608%, 10/15/48	557	566
Citigroup/Deutsche Bank Commercial Mortgage
Trust, Series 2007-CD4, Cl ASB
5.278%, 12/11/49	1,760	1,850
Commercial Mortgage Pass Through Certificates,
Series 2006-C8, Cl A2B
5.248%, 12/10/46	585	588
Credit Suisse First Boston Mortgage Securities,
Series 2005-C6, Cl A4
5.230%, 12/15/40 (A)	2,305	2,543
LB-UBS Commercial Mortgage Trust,
Series 2006-C3, Cl A2
5.532%, 03/15/32	9	9
Morgan Stanley Capital I,
Series 2007-HQ11, Cl A2
5.359%, 02/12/44	92	92
Morgan Stanley Capital I,
Series 2007-HQ11, Cl A31
5.439%, 02/12/44	435	456
Wachovia Bank Commercial Mortgage Trust,
Series 2004-C10, Cl A4
4.748%, 02/15/41	72	75
Wachovia Bank Commercial Mortgage Trust,
Series 2006-C28, Cl A3
5.679%, 10/15/48	65	70

	Par (000)	Value (000)

Wachovia Bank Commercial Mortgage Trust,
Series 2007-C31, Cl A2
5.421%, 04/15/47	$1,014	$1,044

Total Commercial Mortgage-Backed Securities (Cost $6,546)		7,293

CORPORATE BONDS — 37.7%
Aerospace — 0.4%
L-3 Communications
4.950%, 02/15/21	615	697
Spirit Aerosystems
7.500%, 10/01/17	387	414

		1,111

Automotive — 0.6%
BorgWarner
4.625%, 09/15/20	610	677
Johnson Controls
5.700%, 03/01/41	425	520
Lear
7.875%, 03/15/18	305	332

		1,529

Cable — 2.1%
AMC Networks
7.750%, 07/15/21	313	355
Belo
8.000%, 11/15/16	710	772
DIRECTV Holdings LLC
4.600%, 02/15/21	1,295	1,403
DISH DBS
7.750%, 05/31/15	250	282
Historic TW
6.625%, 05/15/29	775	998
News America
8.450%, 08/01/34	1,000	1,402
Sinclair Television Group
6.125%, 10/01/22 144A	400	417

		5,629

Consumer Discretionary — 0.4%
Hasbro
6.300%, 09/15/17	810	944

Consumer Non-Cyclical — 0.3%
Hanesbrands
8.000%, 12/15/16	605	672
Quiksilver
6.875%, 04/15/15	200	196

		868

Consumer Services — 1.6%
Block Financial LLC
5.500%, 11/01/22	760	780
Live Nation Entertainment
8.125%, 05/15/18 144A	325	351
MGM Resorts International
11.125%, 11/15/17	700	768
NAI Entertainment Holdings LLC
8.250%, 12/15/17 144A	63	70

See Notes to Financial Statements.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 2 ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Consumer Services — continued
Palace Entertainment Holdings LLC
8.875%, 04/15/17 144A	$525	$555
Royal Caribbean Cruises
11.875%, 07/15/15	516	628
7.500%, 10/15/27	260	291
Vail Resorts
6.500%, 05/01/19	50	54
Wynn Las Vegas LLC
5.375%, 03/15/22	755	800

		4,297

Energy — 5.4%
Boardwalk Pipelines LP
3.375%, 02/01/23	925	910
Burlington Resources
8.200%, 03/15/25	150	212
Burlington Resources Finance
7.200%, 08/15/31	375	531
Chesapeake Energy
6.625%, 08/15/20	325	340
Copano Energy LLC
7.750%, 06/01/18	795	836
Denbury Resources
8.250%, 02/15/20	299	338
El Paso Pipeline Partners Operating LLC
6.500%, 04/01/20	720	876
Encore Acquisition
9.500%, 05/01/16	494	530
EQT
8.125%, 06/01/19	895	1,118
Hess
8.125%, 02/15/19	10	13
5.600%, 02/15/41	550	646
Kerr-McGee
7.875%, 09/15/31	575	774
Kinder Morgan Energy Partners LP (MTN)
6.950%, 01/15/38	1,045	1,325
Nexen
5.875%, 03/10/35	830	1,009
ONEOK Partners LP
6.125%, 02/01/41	375	454
Petrobras International Finance
3.875%, 01/27/16	1,040	1,102
Rowan
4.875%, 06/01/22	420	458
Samson Investment
9.750%, 02/15/20 144A	450	476
Tesoro
5.375%, 10/01/22	250	260
Transocean
6.375%, 12/15/21	635	767
Weatherford International
5.125%, 09/15/20	995	1,048
Williams Partners LP
4.125%, 11/15/20	516	566

		14,589

Financials — 9.0%
Ameriprise Financial
7.300%, 06/28/19	620	804

	Par (000)	Value (000)

Bank of America
5.625%, 07/01/20	$1,995	$2,354
Bank of New York Mellon (MTN)
2.500%, 01/15/16	5	5
Barclays Bank PLC
7.625%, 11/21/22	460	455
BBVA U.S. Senior, SA Unipersonal
4.664%, 10/09/15	400	407
3.250%, 05/16/14	860	860
Capital One Bank USA NA
8.800%, 07/15/19	1,090	1,475
Citigroup
5.300%, 01/07/16	875	970
4.875%, 05/07/15	620	662
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
3.950%, 11/09/22	750	760
3.375%, 01/19/17	325	349
Credit Suisse
5.400%, 01/14/20	670	753
First Niagara Financial Group
7.250%, 12/15/21	440	525
6.750%, 03/19/20	855	1,021
Ford MotorCredit LLC
7.000%, 04/15/15	400	444
General Electric Capital
5.500%, 01/08/20	330	394
4.625%, 01/07/21	560	635
HSBC Bank USA NA
4.875%, 08/24/20	1,175	1,312
International Lease Finance
6.500%, 09/01/14 144A	600	639
JPMorgan Chase
6.300%, 04/23/19	20	25
6.125%, 06/27/17	195	228
6.000%, 01/15/18	1,010	1,205
4.625%, 05/10/21	695	794
Mellon Funding
5.500%, 11/15/18	195	231
Merrill Lynch
6.050%, 05/16/16	610	674
Morgan Stanley
5.450%, 01/09/17	890	980
4.875%, 11/01/22	275	286
4.750%, 03/22/17	1,020	1,105
Nordea Bank AB
4.875%, 05/13/21 144A	625	663
Private Export Funding
2.250%, 12/15/17	10	11
Royal Bank of Canada
1.200%, 09/19/17	1,200	1,208
Santander US Debt SA Unipersonal
3.724%, 01/20/15 144A	1,000	1,003
Wachovia Capital Trust III
5.570%, 03/29/49 (A)	800	797
Wells Fargo
7.980%, 03/29/49 (A)	125	144
5.625%, 12/11/17	5	6
Westpac Banking
4.875%, 11/19/19	10	12

		24,196

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Food, Beverage & Tobacco — 0.6%
Constellation Brands
8.375%, 12/15/14	$250	$279
Del Monte
7.625%, 02/15/19	540	555
TreeHouse Foods
7.750%, 03/01/18	675	739

		1,573

Healthcare — 1.5%
AbbVie
1.750%, 11/06/17 144A	1,175	1,192
DaVita
5.750%, 08/15/22	360	376
Endo Health Solutions
7.000%, 07/15/19	500	534
Johnson & Johnson
5.950%, 08/15/37	566	794
Life Technologies
5.000%, 01/15/21	600	681
Mylan
7.875%, 07/15/20 144A	250	295
Select Medical
7.625%, 02/01/15	28	28

		3,900

Industrials — 2.7%
Amphenol
4.000%, 02/01/22	305	324
Avnet
5.875%, 06/15/20	295	323
4.875%, 12/01/22	580	585
CRH America
4.125%, 01/15/16	715	745
General Electric
4.125%, 10/09/42	885	921
Honeywell International
4.250%, 03/01/21	5	6
Huntington Ingalls Industries
6.875%, 03/15/18	700	751
Interface
7.625%, 12/01/18	125	134
Masco
7.750%, 08/01/29	400	459
Owens-Illinois
7.800%, 05/15/18	250	287
Pulte Group
7.875%, 06/15/32	530	567
6.375%, 05/15/33	555	544
Republic Services
5.700%, 05/15/41	490	591
USG
8.375%, 10/15/18 144A	320	352
Valmont Industries
6.625%, 04/20/20	652	775

		7,364

Insurance — 1.7%
Aon LP
3.500%, 09/30/15	620	655
Hartford Financial Services Group
6.300%, 03/15/18	420	500

	Par (000)	Value (000)

MetLife
6.400%, 12/15/36	$720	$764
Metlife Capital Trust IV
7.875%, 12/15/37 144A	300	366
Principal Financial Group
8.875%, 05/15/19	450	614
Prudential Financial
5.375%, 06/21/20	225	264
Prudential Financial (MTN)
4.500%, 11/15/20	400	448
Reinsurance Group of America
6.450%, 11/15/19	800	941

		4,552

Materials — 2.3%
Alcoa
5.400%, 04/15/21	850	897
APERAM
7.750%, 04/01/18 144A	450	385
ArcelorMittal
7.500%, 10/15/39	515	471
6.750%, 02/25/22	1,235	1,285
Clearwater Paper
7.125%, 11/01/18	485	526
Cloud Peak Energy Resources LLC
8.500%, 12/15/19	200	217
8.250%, 12/15/17	225	242
Freeport-McMoRan Copper & Gold
3.550%, 03/01/22	920	935
International Paper
9.375%, 05/15/19	5	7
7.500%, 08/15/21	500	659
Peabody Energy
7.875%, 11/01/26	445	478

		6,102

Real Estate Investment Trusts — 1.3%
Digital Realty Trust LP
4.500%, 07/15/15	852	913
Health Care REIT
5.250%, 01/15/22	795	895
ProLogis LP
6.625%, 12/01/19	450	539
4.500%, 08/15/17	240	260
Realty Income
6.750%, 08/15/19	541	676
5.950%, 09/15/16	10	12
5.750%, 01/15/21	115	135

		3,430

Retail — 1.4%
Advance Auto Parts
5.750%, 05/01/20	545	585
JC Penney
5.750%, 02/15/18	425	370
Limited Brands
8.500%, 06/15/19	795	970
Safeway
4.750%, 12/01/21	1,195	1,238
3.950%, 08/15/20	10	10
Target
3.875%, 07/15/20	10	11

See Notes to Financial Statements.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 2  ( U n a u d i t e d )

	Par (000)	Value (000)
CORPORATE BONDS — continued
Retail — continued
Wal-Mart Stores
5.625%, 04/01/40	$515	$675

		3,859

Technology — 1.4%
Hewlett-Packard
3.750%, 12/01/20	75	69
3.000%, 09/15/16	825	812
KLA-Tencor
6.900%, 05/01/18	615	743
Mantech International
7.250%, 04/15/18	770	812
Seagate HDD Cayman
7.750%, 12/15/18	628	683
Xerox
6.400%, 03/15/16	635	720

		3,839

Telecommunications — 1.5%
America Movil SAB de CV
5.000%, 03/30/20	630	740
AT&T
6.300%, 01/15/38	600	769
Bellsouth Capital Funding
7.875%, 02/15/30	175	234
GTE
6.940%, 04/15/28	1,110	1,496
SBA Telecommunications
5.750%, 07/15/20 144A	150	157
Telefonica Emisiones SA Unipersonal
3.992%, 02/16/16	675	685

		4,081

Transportation — 0.9%
ERAC USA Finance LLC
5.625%, 03/15/42 144A	800	897
Florida East Coast Railway
8.125%, 02/01/17	475	503
Penske Truck Leasing LP
3.750%, 05/11/17 144A	460	472
PHI
8.625%, 10/15/18	540	575

		2,447

U.S. Government Agency Backed Temporary Liquidity
Guarantee Program — 0.7%
Ally Financial (TLGP) (FDIC)
0.381%, 12/19/12 (A)	1,635	1,635
Citibank NA (TLGP) (FDIC)
1.750%, 12/28/12	35	35
General Electric Capital (MTN) (TLGP) (FDIC)
2.125%, 12/21/12	30	30
JPMorgan Chase Bank (TLGP) (FDIC)
2.125%, 12/26/12	85	85

		1,785

Utilities — 1.9%
Calpine
7.500%, 02/15/21 144A	556	614
CMS Energy
5.050%, 03/15/22	120	133

	Par (000)	Value (000)

Dominion Resources
8.875%, 01/15/19	$5	$7
Exelon Generation LLC
4.000%, 10/01/20	1,285	1,372
Ipalco Enterprises
7.250%, 04/01/16 144A	500	554
MidAmerican Energy Holdings
6.125%, 04/01/36	5	6
Progress Energy
7.050%, 03/15/19	520	661
Puget Energy
6.000%, 09/01/21	1,015	1,139
Puget Sound Energy
5.757%, 10/01/39	250	327
Toledo Edison
7.250%, 05/01/20	293	383
Xcel Energy
4.700%, 05/15/20	10	12

		5,208

Total Corporate Bonds (Cost $93,622)		101,303

MUNICIPAL BOND — 0.3%
Texas — 0.3%
Texas Transportation Commission (RB) Series B
5.178%, 04/01/30	600	739

Total Municipal Bond (Cost $637)		739

U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — 19.6%
Federal Home Loan Mortgage Corporation — 1.9%
8.000%, 10/01/29	2	3
7.500%, 07/01/26	1	1
7.500%, 03/01/27	2	3
7.500%, 09/01/30	1	2
7.000%, 11/01/30	1	1
7.000%, 04/01/32	4	5
6.000%, 12/01/35	1,175	1,294
5.500%, 12/01/36	175	189
5.500%, 04/01/37	6	6
5.500%, 09/01/37	190	205
5.500%, 11/01/37	9	9
5.500%, 01/01/38	7	7
4.186%, 03/01/36 (A)	675	726
3.500%, 06/01/42	2,621	2,795
3.369%, 01/01/36 (A)	19	20
2.631%, 12/01/36 (A)	11	12

		5,278

Federal National Mortgage Association — 15.0%
8.000%, 08/01/27	29	36
8.000%, 09/01/27	4	4
8.000%, 05/01/30	2	2
7.500%, 08/01/26	3	4
7.500%, 10/01/27	17	21
7.500%, 04/01/30	2	2
7.500%, 07/01/30	1	1
7.500%, 01/01/31	5	5
7.500%, 04/01/31	4	4
7.500%, 08/01/31	8	10

See Notes to Financial Statements.

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY MORTGAGE- BACKED OBLIGATIONS — continued
Federal National Mortgage Association — continued
7.000%, 09/01/14	$1	$1
7.000%, 04/01/27	4	5
7.000%, 11/01/27	11	13
7.000%, 03/01/29	6	8
7.000%, 04/01/29	4	4
7.000%, 05/01/29	3	3
7.000%, 07/01/31	6	7
7.000%, 08/01/32	2	2
5.500%, 05/01/33	6	6
5.500%, 04/01/34	762	838
5.500%, 03/01/36	18	20
5.500%, 07/01/37	43	47
5.500%, 03/01/38	87	95
5.000%, 07/01/33	59	63
5.000%, 10/01/33	14	15
5.000%, 08/01/37	38	41
5.000%, 02/01/38	1,077	1,170
5.000%, 03/01/40	758	839
5.000%, 08/01/40	1,832	2,003
4.500%, 08/01/20	604	651
4.500%, 01/01/25	36	39
4.500%, 02/01/39	771	831
4.500%, 06/01/39	1,237	1,389
4.500%, 05/01/40	4,118	4,526
4.500%, 07/01/40	18	19
4.500%, 04/01/41	1,019	1,103
4.000%, 10/01/25	981	1,049
4.000%, 11/01/40	3,530	3,787
4.000%, 01/01/41	69	76
4.000%, 02/01/41	4,461	4,785
4.000%, 12/01/41	84	91
4.000%, 02/01/42	3,171	3,440
3.500%, 02/01/26	1,677	1,779
3.500%, 11/01/26	613	650
3.500%, 03/01/41	3,124	3,337
3.500%, 06/01/42	1,939	2,076
3.000%, 06/01/27	1,256	1,326
3.000%, 10/01/27	1,283	1,355
3.000%, 11/01/42	2,630	2,768
2.567%, 08/01/35 (A)	7	7

		40,353

Government National Mortgage Association — 2.7%
10.000%, 05/15/19	2	2
9.000%, 11/15/16	4	4
9.000%, 11/15/19	3	3
9.000%, 05/15/21	1	1
9.000%, 06/15/21	25	27
9.000%, 08/15/21	8	8
9.000%, 09/15/21	16	16
8.500%, 08/15/27	15	15
8.000%, 09/15/27	7	7
7.500%, 10/15/29	26	28
7.500%, 12/15/29	2	2
7.000%, 02/15/17	33	35
7.000%, 05/20/24	3	3
7.000%, 10/15/25	4	4
7.000%, 04/15/26	1	1
7.000%, 01/15/27	3	3
7.000%, 09/15/27	2	3

	Par (000)	Value (000)

7.000%, 10/15/27	$43	$52
7.000%, 12/15/27	2	2
7.000%, 04/15/28 (B)	–	–
7.000%, 04/15/29	3	4
6.500%, 02/15/26	3	4
6.500%, 07/15/28	4	5
6.500%, 04/15/32	3	3
6.500%, 06/15/32	2	2
6.000%, 02/15/32	3	4
6.000%, 08/15/33	1	1
4.500%, 08/15/39	1,628	1,783
4.000%, 09/15/41	2,333	2,555
3.500%, 07/15/42	2,383	2,598

		7,175

Total U.S. Government Agency Mortgage-Backed Obligations (Cost $51,050)		52,806

U.S. TREASURY OBLIGATIONS — 35.1%
U.S. Treasury Bonds — 6.1%
4.500%, 02/15/36	9,405	12,610
3.750%, 08/15/41	3,010	3,616

		16,226

U.S. Treasury Notes — 29.0%
4.250%, 08/15/13	19,805	20,371
3.000%, 09/30/16	1,495	1,640
2.625%, 01/31/18	6,440	7,082
2.625%, 08/15/20	4,225	4,677
2.375%, 08/31/14	13,435	13,929
2.250%, 01/31/15	895	933
2.125%, 08/15/21	160	170
1.875%, 10/31/17	1,775	1,883
1.625%, 08/15/22	1,790	1,798
1.375%, 01/15/13	2,370	2,373
1.375%, 03/15/13	4,825	4,842
1.375%, 05/15/13	1,000	1,006
1.250%, 10/31/15	5,245	5,384
1.250%, 01/31/19	1,820	1,863
1.125%, 12/15/12	7,350	7,352
1.000%, 01/15/14	2,660	2,683

		77,986

Total U.S. Treasury Obligations (Cost $92,088)		94,212

See Notes to Financial Statements.

P N C  T o t a l  R e t u r n  A d v a n t a g e  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 2  ( U n a u d i t e d )

	Number of Shares	Value (000)
COMMON STOCK — 0.1%
Industrials — 0.1%
HMH Holdings Delaware (C) (D)	8,183	$147

Total Common Stock (Cost $184)		147

PREFERRED STOCKS — 0.1%
Financial Conduits — 0.1%
Fannie Mae*	77,000	128
Freddie Mac*	52,400	88

Total Preferred Stocks (Cost $3,083)		216

MONEY MARKET FUND — 2.0%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	5,450,273	5,450

Total Money Market Fund (Cost $5,450)		5,450

TOTAL INVESTMENTS — 99.0% (Cost $256,194)**		265,987

Other Assets & Liabilities – 1.0%		2,816

TOTAL NET ASSETS — 100.0%		$268,803

*	Non-income producing security
**	Aggregate cost for Federal income tax purposes is (000) $256,422.

Gross unrealized appreciation (000)	$12,575
Gross unrealized depreciation (000)	(3,010)

Net unrealized appreciation (000)	$9,565

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2012.
(B)	Par and Value are less than $500.
(C)	Security fair valued at Valuation Hierarchy Level 3 using methods approved by the Board of Trustees.
(D)	Illiquid Security. Total value of illiquid securities is $147 (000) and represents 0.1% of net assets as of November 30, 2012.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $9,458 (000) and represents 3.5% of net assets as of November 30, 2012.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Asset Backed Securities	$–	$2,961	$–	$2,961
Collateralized Mortgage Obligations	–	860	–	860
Commercial Mortgage-Backed Securities	–	7,293	–	7,293
Common Stock	–	–	147	147
Corporate Bonds	–	101,303	–	101,303
Money Market Fund	5,450	–	–	5,450
Municipal Bond	–	739	–	739
Preferred Stocks	216	–	–	216
U.S. Government Agency Mortgage- Backed Obligations	–	52,806	–	52,806
U.S. Treasury Obligations	–	94,212	–	94,212

Total Assets - Investments in Securities	$5,666	$260,174	$147	$265,987

See Notes to Financial Statements.

P N C  U l t r a  S h o r t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 2  ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 15.0%
Automotive — 13.0%
Bank of America Auto Trust,
Series 2012-1, Cl A2
0.590%, 11/17/14	$7,203	$7,208
BMW Vehicle Lease Trust,
Series 2011-1, Cl A3
1.060%, 02/20/14	2,539	2,546
BMW Vehicle Owner Trust,
Series 2011-A, Cl A2
0.630%, 02/25/14	845	845
Ford Credit Auto Lease Trust,
Series 2012-A, Cl A2
0.630%, 04/15/14	3,493	3,496
Ford Credit Auto Owner Trust,
Series 2009-D, Cl A4
2.980%, 08/15/14	7,560	7,622
Honda Auto Receivables Owner Trust,
Series 2010-1, Cl A3
1.250%, 10/21/13	97	97
Hyundai Auto Receivables Trust,
Series 2011-A, Cl A3
1.160%, 04/15/15	5,029	5,050
Mercedes-Benz Auto Lease Trust,
Series 2012-A, Cl A3
0.880%, 11/17/14	7,990	8,022
Mercedes-Benz Auto Receivables Trust,
Series 2010-1, Cl A3
1.420%, 08/15/14	828	831
Nissan Auto Lease Trust,
Series 2011-A, Cl A2A
0.700%, 01/15/14	1,205	1,206
Nissan Auto Receivables Owner Trust,
Series 2011-B, Cl A2
0.740%, 09/15/14	3,670	3,676
Toyota Auto Receivables Owner Trust,
Series 2011-B, Cl A2
0.530%, 04/15/14	2,894	2,896
Volkswagen Auto Lease Trust,
Series 2010-A, Cl A3
0.990%, 11/20/13	1,217	1,218
World Omni Automobile Lease Securitization
Trust, Series 2012-A, Cl A2
0.710%, 01/15/15	5,960	5,970

		50,683

Credit Cards — 2.0%
GE Capital Credit Card Master Note Trust,
Series 2010-3, Cl A
2.210%, 06/15/16	7,875	7,951

Total Asset Backed Securities (Cost $58,608)		58,634

COLLATERALIZED MORTGAGE OBLIGATIONS — 8.7%
Banc of America Mortgage Securities
Series 2003-A, Cl 1A1
2.872%, 02/25/33 (A)	8	8
Fannie Mae, Series 2002-47, Cl PE
5.500%, 08/25/17	1,356	1,437
Fannie Mae, Series 2002-55, Cl GC
5.500%, 09/25/17	840	895

	Par (000)	Value (000)
Fannie Mae, Series 2003-15, Cl CB
5.000%, 03/25/18	$6,693	$7,158
Fannie Mae, Series 2003-74, Cl PG
4.500%, 08/25/18	4,733	5,050
Fannie Mae, Series 2004-19, Cl AB
4.000%, 10/25/17	122	122
Fannie Mae, Series 2004-33, Cl MW
4.500%, 01/25/30	1,368	1,413
Fannie Mae, Series 2004-36, Cl EA
4.500%, 03/25/18	188	189
Fannie Mae, Series 2005-105, Cl TL
5.500%, 11/25/31	76	76
Fannie Mae, Series 2008-51, Cl CD
4.500%, 11/25/22	5,204	5,375
Freddie Mac, Series 2144, Cl ME
4.500%, 04/15/14	342	342
Freddie Mac, Series 2579, Cl MW
3.835%, 09/15/17	430	434
Freddie Mac, Series 2677, Cl LD
4.500%, 03/15/17	354	354
Freddie Mac, Series 2812, Cl AB
4.500%, 10/15/18	363	368
Freddie Mac, Series 2877, Cl GP
4.000%, 11/15/18	438	444
Freddie Mac, Series 2885, Cl PC
4.500%, 03/15/18	16	16
Freddie Mac, Series 2887, Cl EA
4.500%, 12/15/18	687	699
Freddie Mac, Series 2929, Cl BD
4.250%, 06/15/19	1,348	1,381
Freddie Mac, Series 2945, Cl HE
4.500%, 02/15/19	2,546	2,602
Ginnie Mae, Series 2009-81, Cl WA
2.000%, 08/20/39	1,548	1,556
Ginnie Mae, Series 2010-57, Cl PJ
3.000%, 06/20/33	3,794	3,853

Total Collateralized Mortgage Obligations (Cost $34,011)		33,772

CORPORATE BONDS — 26.6%
Automotive — 0.9%
Volkswagen International Finance NV
1.126%, 03/21/14 (A) 144A	3,500	3,519

Consumer Non-Cyclical — 0.4%
VF
1.062%, 08/23/13 (A)	1,545	1,553

Energy — 0.6%
BP Capital Markets PLC
3.625%, 05/08/14	2,171	2,264
ConocoPhillips
4.750%, 02/01/14	235	246

		2,510

Financials — 15.7%
American Express Credit
7.300%, 08/20/13	2,000	2,096
American Honda Finance
0.762%, 05/08/14 (A) 144A	1,700	1,708
0.785%, 06/18/14 (A) 144A	2,800	2,809

See Notes to Financial Statements.

	Par (000)	Value (000)
CORPORATE BONDS — continued
Financials — continued
Bank of America (MTN)
7.375%, 05/15/14	$2,940	$3,193
Bank of Nova Scotia
0.630%, 02/15/13 (A)	4,235	4,240
Barclays Bank PLC
2.375%, 01/13/14	3,600	3,659
Caterpillar Financial Services (MTN)
1.375%, 05/20/14	2,040	2,065
Citigroup
6.000%, 12/13/13	3,265	3,436
Credit Suisse USA
5.125%, 01/15/14	4,000	4,191
Deutsche Bank AG
2.375%, 01/11/13	3,000	3,006
General Electric Capital (MTN)
0.649%, 09/15/14 (A)	5,000	4,988
Goldman Sachs Group (MTN)
6.000%, 05/01/14	3,500	3,737
HSBC Bank PLC
0.740%, 05/15/13 (A) 144A	5,000	5,009
JPMorgan Chase
4.650%, 06/01/14	2,170	2,292
5.125%, 09/15/14	2,170	2,315
Morgan Stanley
2.875%, 01/24/14	3,500	3,564
Royal Bank of Canada
0.630%, 04/17/14 (A)	2,340	2,344
Wachovia (MTN)
5.500%, 05/01/13	300	306
Wells Fargo
4.375%, 01/31/13	4,100	4,125
Westpac Banking
1.850%, 12/09/13	2,000	2,028

		61,111

Food, Beverage & Tobacco — 1.1%
Bottling Group LLC
6.950%, 03/15/14	2,170	2,344
Coca-Cola (The)
3.625%, 03/15/14	1,710	1,778

		4,122

Healthcare — 0.6%
Teva Pharmaceutical Finance BV
1.212%, 11/08/13 (A)	2,240	2,259

Industrials — 1.3%
Eaton
5.950%, 03/20/14	1,750	1,866
United Technologies
0.688%, 12/02/13 (A)	3,190	3,198

		5,064

Insurance — 1.8%
Allstate Life Global Funding Trusts (MTN)
5.375%, 04/30/13	2,000	2,040
Principal Financial Group
7.875%, 05/15/14	1,670	1,836
Prudential Financial (MTN)
5.150%, 01/15/13	3,100	3,116

		6,992

	Par (000)	Value (000)
Materials — 0.9%
Barrick Gold
1.750%, 05/30/14	$1,000	$1,014
BHP Billiton Finance USA
0.581%, 02/18/14 (A)	2,400	2,403

		3,417

Retail — 0.3%
Walgreen
0.899%, 03/13/14 (A)	1,200	1,204

Technology — 1.2%
Hewlett-Packard
1.550%, 05/30/14	1,173	1,157
HP Enterprise Services LLC
6.000%, 08/01/13	1,296	1,328
Thermo Fisher Scientific
2.050%, 02/21/14	2,170	2,208

		4,693

Telecommunications — 0.8%
Verizon Communications
0.972%, 03/28/14 (A)	3,000	3,019

Transportation — 0.7%
Burlington Northern Santa Fe LLC
7.000%, 02/01/14	2,570	2,756

Utilities — 0.3%
MidAmerican Energy Holdings
5.000%, 02/15/14	360	378
NextEra Energy Capital Holdings
1.611%, 06/01/14	1,000	1,010

		1,388

Total Corporate Bonds (Cost $103,195)		103,607

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS — 0.0%
Federal National Mortgage Association — 0.0%
5.500%, 12/01/13	66	68

Total U.S. Government Agency Mortgage-Backed Obligation (Cost $68)		68

U.S. GOVERNMENT AGENCY OBLIGATIONS — 16.3%
Federal Home Loan Bank — 8.4%
0.375%, 11/27/13	32,605	32,655

Federal National Mortgage Association — 7.9%
4.625%, 10/15/13	29,935	31,081

Total U.S. Government Agency Obligations (Cost $63,678)		63,736

U.S. TREASURY OBLIGATIONS — 33.2%
U.S. Treasury Notes — 33.2%
3.375%, 07/31/13	23,415	23,910
2.000%, 11/30/13	40,855	41,580
1.000%, 05/15/14	31,975	32,327

See Notes to Financial Statements.

P N C  U l t r a  S h o r t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 2  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — continued
U.S. Treasury Notes — continued
0.250%, 10/31/13	$31,560	$31,575

Total U.S. Treasury Obligations (Cost $129,356)		129,392

	Number of Shares
MONEY MARKET FUND — 0.6%
PNC Advantage Institutional Money Market Fund, Institutional Shares†	2,281,136	2,281

Total Money Market Fund (Cost $2,281)		2,281
TOTAL INVESTMENTS — 100.4% (Cost $391,197)*		391,490
Other Assets & Liabilities – (0.4)%		(1,429)
TOTAL NET ASSETS — 100.0%		$390,061

*	Aggregate cost for Federal income tax purposes is (000) $391,196.

Gross unrealized appreciation (000)	$646
Gross unrealized depreciation (000)	(352)

Net unrealized appreciation (000)	$294

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.
(A)	Variable Rate Security — the rate shown is the rate in effect on November 30, 2012.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $13,045 (000) and represents 3.3% of net assets as of November 30, 2012.

See Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Asset Backed Securities	$–	$58,634	$–	$58,634
Collateralized Mortgage Obligations	–	33,772	–	33,772
Corporate Bonds	–	103,607	–	103,607
Money Market Fund	2,281	–	–	2,281
U.S. Government Agency Mortgage-Backed Obligation	–	68	–	68
U.S. Government Agency Obligations	–	63,736	–	63,736
U.S. Treasury Obligations	–	129,392	–	129,392

Total Assets - Investments in Securities	$2,281	$389,209	$–	$391,490

See Notes to Financial Statements.

P N C   I n t e r m e d i a t e   T a x   E x e m p t   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   30 ,   2 0 1 2   ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 100.8%
Arizona — 1.5%
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/16	$1,000	$1,113
5.000%, 07/01/17	1,000	1,123

		2,236

California — 10.9%
California Educational Facilities Authority, University of Southern California (RB) Series C
5.250%, 10/01/24	2,100	2,855
California Public Works Board, Various Capital Project (RB) Series A
5.000%, 04/01/23	1,000	1,201
California State (GO)
5.000%, 10/01/16	1,500	1,737
5.000%, 10/01/20	2,000	2,532
California State Department of Water Resources, Power Supply (RB)
5.000%, 05/01/20	1,405	1,712
California State Department of Water Resources, Power Supply (RB) Series L
5.000%, 05/01/15	2,200	2,439
Los Angeles Unified School District, Election 2004 (GO) Series H (AGM)
5.000%, 07/01/16	1,000	1,148
5.000%, 07/01/25	2,025	2,371

		15,995

Colorado — 1.4%
Colorado Water Resources & Power Development Authority (RB) Series A-2
5.500%, 09/01/21	1,500	1,995

Delaware — 1.0%
Delaware (GO) Series 2009C
5.000%, 10/01/24	1,125	1,524

Florida — 10.0%
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	750	868
5.000%, 06/01/16	3,500	3,930
Florida State Department of Transportation (RB)
5.000%, 07/01/18	1,850	2,163
Florida State Department of Transportation (RB) Series A
5.000%, 07/01/20	4,715	5,744
University of North Florida Financing Corporation, Housing Project (RB) (NATL-RE FGIC)
5.000%, 11/01/18	1,720	1,970

		14,675

Illinois — 5.2%
Chicago (RB) Series A
5.000%, 01/01/25	1,515	1,780
Illinois (RB)
5.000%, 06/15/17	1,000	1,181
5.000%, 06/15/25	1,100	1,173

	Par (000)	Value (000)

Will County Forest Preservation District (GO)
5.000%, 12/15/20	$2,775	$3,500

		7,634

Indiana — 0.8%
Ball State University (RB) Series P
5.000%, 07/01/26	1,000	1,202

Kansas — 0.9%
Olathe, Olathe Medical Center (RB) Series A
5.000%, 09/01/26	1,190	1,379

Louisiana — 2.2%
Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project (RB)
5.250%, 05/15/23	2,655	3,156

Massachusetts — 9.1%
Commonwealth of Massachusetts (GO) Series C
5.000%, 12/01/15	1,375	1,557
Commonwealth of Massachusetts (RB) Series A (NATL-RE FGIC)
5.500%, 06/01/15	4,000	4,486
Massachusetts Bay Transportation Authority (RB) Series A
5.000%, 07/01/25	1,000	1,331
Massachusetts Bay Transportation Authority (RB) Series B
5.250%, 07/01/23	1,000	1,340
Massachusetts Development Finance Agency, Tufts Medical Center (RB) Series I
6.250%, 01/01/27	1,000	1,226
Massachusetts Water Resources Authority (RB) Series B (AGM)
5.250%, 08/01/23	1,125	1,493
Massachusetts Water Resources Authority (RB) Series J (AGM)
5.500%, 08/01/21	1,455	1,920

		13,353

Michigan — 5.5%
Michigan State Finance Authority, Unemployment Obligation Assessment (RB)
5.000%, 07/01/20	3,000	3,736
Michigan State Hospital Finance Authority, Edward W. Sparrow Hospital Association (RB)
5.000%, 11/15/18	1,000	1,153
Michigan, Environmental Program (GO) Series A
5.000%, 05/01/17	1,000	1,181
Warren Consolidated Schools (GO) (Q-SBLF)
5.250%, 05/01/17	1,930	1,965

		8,035

Nebraska — 1.9%
Omaha, Omaha Convention Center/Arena Project (GO)
5.250%, 04/01/25	2,050	2,831

Nevada — 6.8%
Clark County School District (GO) Series C
5.000%, 06/15/17	3,000	3,523

See Notes to Financial Statements.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Nevada — continued
Clark County, Park and Regional Justice Center (GO) Series B (AMBAC)
5.000%, 11/01/24	$1,100	$1,214
Nevada (GO) Series D
5.000%, 06/01/18	4,400	5,291

		10,028

New York — 7.3%
Monroe County (GO)
5.000%, 06/01/16	3,000	3,341
New York (GO) Series E, Sub-Series E-2 (LOC - Bank of America) (VRDN)
0.180%, 12/03/12	1,950	1,950
New York (GO) Sub-Series E-4 (LOC - BNP Paribas) (VRDN)
0.170%, 12/03/12	1,000	1,000
New York Local Government Assistance Corporation (RB) Series 2008B-C/D
5.000%, 04/01/20	3,000	3,746
New York State Dormitory Authority, Residential Institution for Children (RB) (SONYMA)
5.000%, 06/01/15	650	705

		10,742

North Carolina — 1.6%
North Carolina Medical Care Commission, Caromont Health (RB) (AGM)
5.000%, 02/15/14	1,000	1,052
North Carolina Medical Care Commission, Mission Health Combined Group (RB)
5.000%, 10/01/22	1,120	1,279

		2,331

Ohio — 2.9%
Butler County Hospital Facilities, UC Health Project (RB)
5.500%, 11/01/22	2,500	2,918
Ohio State Water Development Authority, Fresh Water Project (RB)
5.500%, 06/01/21	1,000	1,326

		4,244

Pennsylvania — 11.8%
Allegheny County Higher Education Building Authority, Chatham University (RB) Series A
5.000%, 09/01/24	1,000	1,164
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center Project (RB) Series A
5.000%, 09/01/18	2,000	2,388
Central Bucks School District (GO) (NATL-RE FGIC) (ETM)
5.000%, 05/15/22	1,715	2,247
Monroeville Finance Authority (RB)
5.000%, 02/15/27	1,275	1,558
Pennsylvania Higher Educational Facilities Authority, Elizabethtown College Project (RB) Series FF2 (RADIAN)
5.000%, 12/15/16	1,425	1,573

	Par (000)	Value (000)

Philadelphia Hospitals and Higher Education Facilities Authority, Jefferson Health System (RB) Series B
5.000%, 05/15/17	$2,740	$3,152
Philadelphia School District (GO) Series B (AGM)
5.000%, 06/01/17	1,015	1,176
Pittsburgh (GO) Series C (AGM)
5.250%, 09/01/18	1,000	1,134
West Chester Area School District (GO) Series AA
5.000%, 03/15/22	2,400	3,027

		17,419

Texas — 12.1%
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/16	2,000	2,318
Dallas-Fort Worth International Airport (RB) Series G
5.000%, 11/01/26	1,125	1,350
Harris County (GO) Series B
5.000%, 10/01/21	1,000	1,261
Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System (RB)
5.000%, 06/01/14	750	797
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-2 (VRDN)
0.180%, 12/03/12	625	625
Lewisville Independent School District (GO) Series A (PSF-GTD)
5.000%, 08/15/28	1,600	1,970
Spring Branch Independent School District (GO) (PSF-GTD)
5.000%, 02/01/17	2,000	2,351
Texas Tech University (RB) Twelfth Series
5.000%, 02/15/19	1,000	1,233
University of Texas System (RB) Series A
5.000%, 08/15/23	4,775	5,900

		17,805

Utah — 2.7%
Murray, IHC Heath Services (RB) Series D (SBPA - Wells Fargo Bank) (VRDN)
0.170%, 12/03/12	4,000	4,000

Washington — 2.0%
Energy Northwest (RB) (NATL-RE IBC)
7.125%, 07/01/16	2,390	2,928

Guam — 1.2%
Guam (RB) Series A
5.000%, 01/01/25	1,500	1,777

Puerto Rico — 2.0%
Puerto Rico Electric Power Authority (RB) Series CCC
5.000%, 07/01/21	1,695	1,870

See Notes to Financial Statements.

P N C   I n t e r m e d i a t e   T a x   E x e m p t   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 2   ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Puerto Rico — continued
Puerto Rico Electric Power Authority (RB) Series QQ (XLCA)
5.500%, 07/01/17	$1,000	$1,129

		2,999

Total Municipal Bonds (Cost $135,766)		148,288

	Number of Shares
MONEY MARKET FUND — 0.4%
PNC Tax Exempt Money Market Fund, Class I†	639,125	639

Total Money Market Fund (Cost $639)		639

TOTAL INVESTMENTS — 101.2% (Cost $136,405)*		148,927

Other Assets & Liabilities – (1.2)%		(1,823)

TOTAL NET ASSETS — 100.0%		$147,104

*	Aggregate cost for Federal income tax purposes is (000) $136,406.

Gross unrealized appreciation (000)	$12,522
Gross unrealized depreciation (000)	(1)

Net unrealized appreciation (000)	$12,521

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Money Market Fund	$639	$–	$–	$639
Municipal Bonds	–	148,288	–	148,288

Total Assets - Investments in Securities	$639	$148,288	$–	$148,927

See Notes to Financial Statements.

P N C  M a r y l a n d  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.7%
District of Columbia — 1.6%
Washington Metropolitan Area Transit Authority (RB) Series A
5.250%, 07/01/24	$1,000	$1,203

Maryland — 84.4%
Annapolis (GO)
5.000%, 08/01/23	1,000	1,274
Anne Arundel (GO)
5.000%, 03/01/16	325	329
Anne Arundel, National
Business Park Project (TAN)
5.125%, 07/01/22	1,000	1,074
Baltimore (GO) Series A (AMBAC)
5.000%, 10/15/19	715	802
Baltimore County (GO)
5.000%, 02/01/25	2,535	3,271
Baltimore County, Catholic Health Initiatives
Project (RB) Series A
5.000%, 09/01/21	500	568
Baltimore, Wastewater Projects
(RB) Series A (NATL-RE FGIC)
5.000%, 07/01/22	1,000	1,203
Charles County Consolidated Public
Improvement (GO)
5.000%, 03/01/18	1,000	1,216
5.000%, 07/15/19	1,335	1,684
Frederick County (GO)
5.000%, 08/01/16	2,000	2,240
Frederick County, Urbana Community
Development Authority (STRB) Series A
5.000%, 07/01/24	3,020	3,457
Harford County (GO)
5.000%, 07/15/20	600	672
5.000%, 07/15/22	1,290	1,442
Howard County (GO) Series B
5.000%, 08/15/22	2,000	2,578
Maryland Community Development Administration (RB) Series B (NATL-RE)
5.150%, 06/01/22	25	25
5.125%, 06/01/17	45	45
Maryland Department of Transportation (RB)
5.000%, 02/15/21	2,500	2,995
Maryland Department of Transportation (RB)
Second Issue
5.000%, 09/01/22	2,000	2,424
Maryland Economic Development Corporation,
University of Maryland, College Park
Project (RB)
5.000%, 07/01/15	1,665	1,808
Maryland Health & Higher Educational Facilities
Authority, Board of Child Care (RB)
5.375%, 07/01/32	500	501
Maryland Health & Higher Educational Facilities
Authority, Carroll Hospital Center (RB)
5.000%, 07/01/36	975	1,027
Maryland Health & Higher Educational Facilities
Authority, College of Notre Dame
(RB) (NATL-RE)
5.300%, 10/01/18	460	542

	Par (000)	Value (000)

Maryland Health & Higher Educational Facilities
Authority, Goucher College (RB) Series A
5.000%, 07/01/25	$1,160	$1,397
Maryland Health & Higher Educational Facilities
Authority, Goucher College, Prerefunded
07/01/14 @ 100 (RB)
5.375%, 07/01/14	500	539
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System (RB)
5.000%, 07/01/27	2,200	2,723
Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System (RB) Series A
5.000%, 05/15/26	1,500	1,825
Maryland Health & Higher Educational Facilities
Authority, Lifebridge Health (RB) (AGM)
5.000%, 07/01/19	1,000	1,149
Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Issue (RB) Series 2006
5.000%, 07/01/17	1,550	1,711
Maryland Health & Higher Educational Facilities
Authority, Western Maryland Health System
(RB) Series A (NATL-RE FHA)
5.000%, 07/01/21	725	817
Maryland Industrial Development Financing
Authority, American Center for Physics
Headquarters Facility (RB)
5.250%, 12/15/14	500	502
Maryland Stadium Authority (RB)
5.000%, 06/15/21	1,280	1,633
Maryland State, Prerefunded 08/01/16 @ 100
(GO) Second Series
5.000%, 08/01/16	1,450	1,688
Maryland Transportation Authority (RB)
5.250%, 03/01/19	2,235	2,837
Maryland Transportation Authority,
Transportation Facilities Project (RB)
5.000%, 07/01/19	1,500	1,814
Maryland Water Quality Financing Adminis-tration (RB) Series A
5.000%, 03/01/24	1,175	1,397
Montgomery County (GO) Series B (SBPA -
Wells Fargo Bank) (BAN) (VRDN)
0.180%, 06/01/26	500	500
Montgomery County Revenue Authority,
Department of Liquor Control (RB) Series A
5.000%, 04/01/18	1,000	1,207
5.000%, 04/01/21	1,075	1,378
Montgomery County, Consolidated Public
Improvement (GO) Series A
5.000%, 08/01/18	1,500	1,848
Prince George’s County (GO) Series B
5.000%, 07/15/20	900	1,069
5.000%, 07/15/23	1,550	1,809
Prince George’s County Industrial Development
Authority, Upper Marlboro Justice Center
Project (RB) Series A (NATL-RE)
5.000%, 06/30/17	500	513
5.000%, 06/30/19	710	728

See Notes to Financial Statements.

P N C  M a r y l a n d  T a x  E x e m p t  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Maryland — continued
University System of Maryland, Auxiliary
Facility and Tuition Project (RB) Series A
5.000%, 04/01/18	$1,200	$1,463
Washington Suburban Sanitation
Commission (GO)
5.000%, 06/01/19	680	753

		62,477

Guam—4.0%
Guam (RB) Series A
5.000%, 01/01/27	2,500	2,936

Puerto Rico — 8.7%
Puerto Rico (GO) Series A (NATL-RE IBC)
5.250%, 07/01/21	1,000	1,043
Puerto Rico (GO) Series A-4 (AGM)
5.250%, 07/01/30	500	547
Puerto Rico Electric Power Authority
(RB) Series CCC
5.000%, 07/01/24	1,000	1,072
Puerto Rico Electric Power Authority
(RB) Series SS (NATL-RE)
5.000%, 07/01/19	1,000	1,088
Puerto Rico Public Finance Corporation (RB)
Series E (ETM) (AGM)
6.000%, 08/01/26	510	761
Puerto Rico Sales Tax Financing Corporation
(RB) First Sub-Series A
5.000%, 08/01/24	1,750	1,966

		6,477

Total Municipal Bonds (Cost $67,393)		73,093

	Number of Shares	Value (000)
MONEY MARKET FUND — 0.0%
T. Rowe Price Maryland Tax-Free Money Fund	14,069	$14

Total Money Market Fund (Cost $14)		14

TOTAL INVESTMENTS — 98.7% (Cost $67,407)*		73,107
Other Assets & Liabilities – 1.3%		935

TOTAL NET ASSETS — 100.0%		$74,042

*	Aggregate cost for Federal income tax purposes is (000) $67,401.

Gross unrealized appreciation (000)	$5,706
Gross unrealized depreciation (000)	–

Net unrealized appreciation (000)	$5,706

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Money Market Fund	$14	$–	$–	$14
Municipal Bonds	–	73,093	–	73,093

Total Assets - Investments in Securities	$14	$73,093	$–	$73,107

See Notes to Financial Statements.

P N C   M i c h i g a n   I n t e r m e d i a t e   M u n i c i p a l   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   30 ,   2 0 1 2   ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.5%
Michigan — 83.2%
Caledonia Community Schools (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/21	$500	$550
Grand Rapids, Sanitary Sewer System Improvement (RB) Series A (NATL-RE FGIC)
5.375%, 01/01/16	500	569
Ingham County Building Authority (RB) (NATL- RE)
5.000%, 07/01/16	750	824
Kent County (GO)
5.000%, 01/01/18	750	895
Lake Saint Claire Clean Water Initiative (GO)
5.000%, 10/01/21	645	789
5.000%, 10/01/22	685	825
Lansing Building Authority (RB) (AMBAC)
5.000%, 06/01/19	750	836
Michigan Municipal Bond Authority, Clean Water Pooled Project (RB)
5.000%, 10/01/22	500	642
Michigan Public Power Agency, Combustion Turbine No. 1 Project (RB) Series A (AGM)
5.000%, 01/01/20	505	600
Michigan State Finance Authority, Unemployment Obligation Assessment (RB)
5.000%, 07/01/23	500	538
Michigan State Hospital Finance Authority, Henry Ford Health System (RB)
5.500%, 11/15/17	750	872
Michigan State Hospital Finance Authority, McLaren Health Care (RB) Series A
5.000%, 06/01/17	250	289
Michigan State Hospital Finance Authority, Trinity Health Credit Group (RB) Series A
5.000%, 12/01/26	820	923
Michigan State Hospital Finance Authority, Trinity Health Credit Group, Prerefunded 12/01/16 @ 100 (RB) Series A
5.000%, 12/01/16	180	211
Michigan State Hospital Finance Authority (RB) Series P (NATL-RE) (ETM)
5.375%, 08/15/14	65	68
Michigan State, Environmental Program (GO) Series A
6.000%, 11/01/24	1,000	1,222
5.250%, 11/01/23	1,000	1,189
Northwestern Michigan College (GO) (AMBAC)
5.000%, 04/01/18	750	816
Saginaw Valley State University (RB) Series A
5.000%, 07/01/15	500	545
Thornapple Kellogg School District (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/18	750	876
Troy City School District (GO) (NATL-RE Q-SBLF)
5.000%, 05/01/17	750	856
University of Michigan (RB) Series A (VRDN)

	Par (000)	Value (000)
0.170%, 12/03/12	$500	$500
West Branch - Rose City Area Schools (GO) (AGM Q-SBLF)
5.000%, 05/01/19	30	33

		15,468

Guam — 3.2%
Guam (RB) Series A
5.000%, 01/01/27	500	587

Puerto Rico — 12.1%
Puerto Rico Electric Power Authority (RB) Series CCC
5.000%, 07/01/24	500	536
Puerto Rico Highway & Transportation Authority (RB) Series Z (NATL-RE) (ETM)
6.250%, 07/01/13	5	5
Puerto Rico Public Finance Corporation (RB) Series E (ETM) (AGM)
6.000%, 08/01/26	400	596
Puerto Rico Public Improvement (GO) Series A (FGIC)
5.500%, 07/01/19	500	557
Puerto Rico Sales Tax Financing Corporation (RB) First Sub-Series A
5.000%, 08/01/24	500	562

		2,256

Total Municipal Bonds (Cost $16,898)		18,311

	Number of Shares
MONEY MARKET FUND — 0.8%
JPMorgan Michigan Municipal Money Market Fund	136,697	137

Total Money Market Fund (Cost $137)		137

TOTAL INVESTMENTS — 99.3% (Cost $17,035)*		18,448

Other Assets & Liabilities – 0.7%		136

TOTAL NET ASSETS — 100.0%		$18,584

*	Aggregate cost for Federal income tax purposes is (000) $17,026.

Gross unrealized appreciation (000)	$1,425
Gross unrealized depreciation (000)	(3)

Net unrealized appreciation (000)	$1,422

See Notes to Financial Statements.

P N C   M i c h i g a n   I n t e r m e d i a t e   M u n i c i p a l   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0,   2 0 1 2   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Money Market Fund	$137	$–	$–	$137
Municipal Bonds	–	18,311	–	18,311

Total Assets - Investments in Securities	$137	$18,311	$–	$18,448

See Notes to Financial Statements.

P N C   O h i o   I n t e r m e d i a t e   T a x   E x e m p t   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   30,   2 0 1 2   ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.4%
Ohio — 87.9%
Akron Economic Development (RB) (NATL-RE)
6.000%, 12/01/12	$335	$335
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series B
5.000%, 09/01/21	2,680	3,211
American Municipal Power, AMP Fremont Energy Center Project (RB)
5.000%, 02/15/25	2,500	3,013
American Municipal Power, Hydroelectric Projects (RB) Series C
5.000%, 02/15/22	2,000	2,345
Butler County Hospital Facilities, UC Health Project (RB)
5.500%, 11/01/22	2,500	2,918
Centerville Capital Facilities (GO) (NATL-RE)
5.650%, 12/01/18	45	45
Clermont County Waterworks, Sewer District Project (RB) (AMBAC)
5.250%, 08/01/15	1,000	1,028
Cleveland Department of Public Utilities Division of Water (RB) Series N (NATL-RE)
5.000%, 01/01/18	1,990	2,244
Columbus (GO) Series A
5.000%, 07/01/27	2,000	2,506
Cuyahoga County (GO)
5.650%, 05/15/18	600	696
Cuyahoga County (GO) Series A
5.000%, 12/01/20	2,205	2,752
Dublin City School District (GO) (NATL-RE)
5.000%, 12/01/18	1,000	1,142
Franklin County (GO)
5.000%, 12/01/16	950	1,079
Greene County Sewer System (RB) (AMBAC)
5.000%, 12/01/16	1,500	1,695
Hamilton City School District (GO) (NATL-RE)
5.000%, 12/01/18	2,100	2,320
Hamilton County Sewer System (RB) Series B (NATL-RE)
5.000%, 12/01/17	1,325	1,498
Hilliard (GO) (NATL-RE)
5.000%, 12/01/21	1,000	1,126
Lucas County, ProMedica Healthcare Obligated Group (RB) Series D
5.000%, 11/15/21	2,005	2,482
Mad River Local School District (GO) (NATL-RE FGIC)
5.750%, 12/01/14	510	551
Ohio Housing Finance Agency (RB) Series 2 (GNMA, FNMA, FHLMC)
5.000%, 11/01/19	2,095	2,521
Ohio Housing Finance Agency (RB) Series A (AGM)
5.000%, 04/01/16	1,590	1,784
Ohio State Higher Educational Facility Commission (GO)
5.000%, 08/01/19	1,800	2,300
Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series C
5.000%, 12/01/17	595	705

	Par (000)	Value (000)

Ohio State Higher Educational Facility Commission, Case Western Reserve University Project (RB)
6.250%, 10/01/17	$2,000	$2,472
Ohio State Higher Educational Facility Commission, Kenyon College Project (RB) (VRDN)
5.050%, 07/01/37	2,250	2,499
Ohio State Highway Capital Improvements (GO) Series Q
4.000%, 05/01/17	2,050	2,338
Ohio State Hospital Facility, Cleveland Clinic Health System (RB) Series B
5.000%, 01/01/17	500	581
5.000%, 01/01/23	2,000	2,336
Ohio State Turnpike Commission (RB) Series A
5.000%, 02/15/18	1,000	1,196
5.000%, 02/15/19	1,000	1,230
5.000%, 02/15/25	2,525	3,004
Ohio State Turnpike Commission (RB) Series A (NATL-RE FGIC)
5.500%, 02/15/18	1,000	1,222
Ohio State University (RB) Series A
5.000%, 12/01/17	900	1,082
Ohio State University (RB) Series A (ETM)
5.000%, 12/01/17	100	121
Ohio State University (RB) Series D
5.000%, 12/01/25	1,935	2,549
Ohio State University (RB) Series D (ETM)
5.000%, 12/01/25	85	117
Ohio State Water Development Authority, Fresh Water Project (RB) Series B
5.250%, 12/01/23	1,000	1,336
5.000%, 12/01/20	2,015	2,582
Ohio State Water Development Authority, Fresh Water Project (RB) Series B (AGM)
5.500%, 12/01/20	1,835	2,421
Ohio State Water Development Authority, Water Pollution Control Project (RB) Series A
5.000%, 12/01/17	1,675	2,017
5.000%, 06/01/20	3,055	3,847
Olentangy Local School District (GO) (AGM)
5.500%, 12/01/19	35	36
Southwest Licking Local School District (GO) (NATL-RE FGIC)
5.750%, 12/01/16	400	458
West Chester Township (GO) (AMBAC)
5.750%, 12/01/15	2,145	2,452
Wyoming City School District (GO) Series B (NATL-RE FGIC)
5.750%, 12/01/15	740	847
5.750%, 12/01/16	800	948
5.750%, 12/01/17	400	489

		78,476

Guam — 3.1%
Guam Territory (RB) Series A
5.000%, 01/01/26	2,350	2,772

See Notes to Financial Statements.

P N C   O h i o   I n t e r m e d i a t e   T a x   E x e m p t   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0,   2 0 1 2   ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Puerto Rico — 7.4%
Puerto Rico (GO) Series A (XLCA FSA)
5.500%, 07/01/17	$100	$115
Puerto Rico Electric Power Authority
(RB) Series CCC
5.000%, 07/01/24	1,500	1,608
Puerto Rico Electric Power Authority
(RB) Series VV
5.500%, 07/01/20	800	921
Puerto Rico Highway & Transportation Authority
(RB) Series Z (NATL-RE)
6.250%, 07/01/14	915	980
Puerto Rico Infrastructure Financing Authority
(RB) Series C (AMBAC)
5.500%, 07/01/17	160	176
Puerto Rico Public Improvement (GO)
Series A (FGIC)
5.500%, 07/01/19	500	557
Puerto Rico Sales Tax Financing Corporation
(RB) First Sub-Series A
5.000%, 08/01/24	2,000	2,247

		6,604

Total Municipal Bonds (Cost $79,240)		87,852

	Number of Shares	Value (000)
MONEY MARKET FUND — 0.3%
PNC Ohio Municipal Money Market Fund,
Class I†	236,420	$236

Total Money Market Fund (Cost $236)		236

TOTAL INVESTMENTS — 98.7% (Cost $79,476)*		88,088

Other Assets & Liabilities – 1.3%		1,153

TOTAL NET ASSETS — 100.0%		$89,242

*	Aggregate cost for Federal income tax purposes is (000) $79,477.

Gross unrealized appreciation (000)	$8,613
Gross unrealized depreciation (000)	(2)

Net unrealized appreciation (000)	$8,611

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Money Market Fund	$236	$–	$–	$236
Municipal Bonds	–	87,852	–	87,852

Total Assets - Investments in Securities	$236	$87,852	$–	$88,088

See Notes to Financial Statements.

P N C   P e n n s y l v a n i a   I n t e r m e d i a t e   M u n i c i p a l   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0 ,   2 0 1 2   ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 99.1%
Pennsylvania — 85.0%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A
5.000%, 09/01/25	$1,015	$1,175
Allegheny County Higher Education Building
Authority, Duquesne University (RB)
5.000%, 03/01/16	1,175	1,302
Allegheny County Hospital Development
Authority, University of Pittsburgh Medical
Center Project (RB) Series A
5.000%, 05/15/22	1,375	1,636
Allegheny County Port Authority,
Transportation (RB)
5.000%, 03/01/26	1,000	1,177
Bucks (GO)
5.125%, 05/01/22	1,255	1,556
Central Dauphin School District (GO) (AGM)
5.000%, 12/01/20	1,000	1,062
Commonwealth of Pennsylvania (GO) First Series
5.000%, 06/01/27	1,500	1,881
Dauphin (GO)
5.000%, 11/15/20	1,000	1,212
East Stroudsburg Area School District (GO)
Series A (NATL-RE FGIC)
5.750%, 09/01/16	500	584
Geisinger Authority, Geisinger Heath System (RB)
Series C (SBPA - TD Bank) (VRDN)
0.130%, 12/03/12	120	120
Gettysburg Municipal Authority (RB)
(NATL-RE) (ETM)
5.375%, 08/15/13	550	570
Hempfield Township Municipal
Authority (RB) (AGM)
5.000%, 09/01/16	1,000	1,108
Lancaster County Hospital Authority, Masonic
Homes Project (RB) Series D
(LOC - JPMorgan Chase Bank) (VRDN)
0.190%, 12/03/12	225	225
Montgomery County Higher Education & Health
Authority, Arcadia University (RB)
5.250%, 04/01/23	1,000	1,147
Northampton County General
Purpose Authority (RB)
5.250%, 10/01/15	1,000	1,122
Pennsylvania Economic Development Financing
Authority, Unemployment Compensation (RB)
Series B
5.000%, 07/01/22	1,000	1,153
Pennsylvania Higher Educational Facilities
Authority, La Salle University (RB)
5.000%, 05/01/29	1,000	1,158
Pennsylvania Higher Educational Facilities
Authority, University of Pennsylvania
Health Systems (RB)
5.250%, 08/15/25	1,250	1,542
Pennsylvania Intergovernmental Cooperation
Authority, City of Philadelphia Funding
Program (STRB)
5.000%, 06/15/18	1,050	1,269

	Par (000)	Value (000)
Pennsylvania Turnpike Commission (RB)
Series A (AGM)
5.250%, 07/15/22	$1,000	$1,255
Philadelphia Parking Authority,
Airport Parking (RB)
5.000%, 09/01/19	285	334
Pittsburgh (GO) Series B (AGM)
5.250%, 09/01/15	1,000	1,110
Pittsburgh Public Schools (GO) Series A (AGM)
5.000%, 09/01/20	1,000	1,235
Swarthmore Borough Authority, Swarthmore
College (RB) Series B
5.000%, 09/15/21	725	937
University of Pittsburgh, Capital Project (RB)
Series B
5.000%, 09/15/18	1,000	1,227

		27,097

Guam — 2.3%
Guam (RB) Series A
5.000%, 01/01/25	610	723

Puerto Rico — 11.8%
Puerto Rico Electric Power
Authority (RB) Series ZZ
5.250%, 07/01/19	1,035	1,169
Puerto Rico Infrastructure Financing Authority
(RB) Series C (AMBAC)
5.500%, 07/01/17	1,340	1,476
Puerto Rico Sales Tax Financing Corporation
(RB) First Sub-Series A
5.000%, 08/01/24	1,000	1,124

		3,769

Total Municipal Bonds (Cost $29,054)		31,589

	Number of Shares
MONEY MARKET FUND — 0.0%
PNC Pennsylvania Tax Exempt Money Market Fund, Class I†	10,336	10

Total Money Market Fund (Cost $10)		10

TOTAL INVESTMENTS — 99.1%
(Cost $29,064)*		31,599

Other Assets & Liabilities – 0.9%		293

TOTAL NET ASSETS — 100.0%		$31,892

*	Aggregate cost for Federal income tax purposes is (000) $29,066.

Gross unrealized appreciation (000)	$2,533
Gross unrealized depreciation (000)	–

Net unrealized appreciation (000)	$2,533

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C   P e n n s y l v a n i a   I n t e r m e d i a t e   M u n i c i p a l   B o n d   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0,   2 0 1 2   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Money Market Fund	$10	$–	$–	$10
Municipal Bonds	–	31,589	–	31,589

Total Assets - Investments in Securities	$10	$31,589	$–	$31,599

See Notes to Financial Statements.

P N C  T a x  E x e m p t  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 2  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — 98.1%
Alaska — 0.8%
North Slope (GO) Series A
5.000%, 06/30/13	$1,250	$1,284

Arizona — 5.1%
Arizona (RB) Series A (AGM)
4.000%, 07/01/13	2,000	2,040
Arizona School Facilities Board (RB) (AMBAC)
5.000%, 07/01/18	1,735	1,982
Arizona School Facilities Board (RB) Series A
(AMBAC)
5.250%, 07/01/13	1,000	1,024
Arizona Transportation Board, Maricopa
County Regional Area (RB)
5.000%, 07/01/19	2,250	2,797

		7,843

California — 4.6%
California Economic Recovery (GO) Series A
5.000%, 07/01/20	1,825	2,274
California Public Works Board, Various Capital
Projects (RB) Series A
5.000%, 04/01/18	1,000	1,181
5.000%, 04/01/20	1,000	1,214
California State (GO)
5.000%, 11/01/18	2,000	2,447

		7,116

Delaware — 0.8%
New Castle County (GO) Series A
5.000%, 07/15/14	1,130	1,215

District of Columbia — 1.3%
District of Columbia, The Catholic
University of America (RB)
5.000%, 10/01/16	1,760	1,968

Florida — 4.3%
Citizens Property Insurance (RB) Series A-1
6.000%, 06/01/16	1,800	2,082
5.000%, 06/01/14	1,000	1,062
5.000%, 06/01/19	1,000	1,185
Tampa Bay Regional Water (RB) Series B
5.000%, 10/01/18	1,875	2,289

		6,618

Georgia — 0.8%
DeKalb Private Hospital Authority,
Children’s Healthcare (RB)
5.000%, 11/15/14	1,075	1,164

Illinois — 4.2%
Illinois (RB)
5.375%, 06/15/13	1,000	1,004
Illinois (RB) Series A
5.000%, 12/15/16	2,550	2,989
Illinois Finance Authority, The Art Institute of
Chicago (RB) Series A
5.250%, 03/01/19	1,000	1,218
Will County Forest Preservation District (GO)
4.000%, 12/15/18	1,000	1,164

		6,375

	Par (000)	Value (000)
Indiana — 1.6%
Indiana Finance Authority, State of Indiana
Revolving Fund Program (RB) Series A
5.250%, 02/01/17	$2,100	$2,491

Iowa — 1.5%
Iowa Finance Authority, Genesis
Health Systems (RB)
5.000%, 07/01/13	2,250	2,303

Maryland — 1.5%
Frederick, Urbana Community Development
Authority (STRB) Series A
3.000%, 07/01/13	580	589
Maryland (GO) Second Series
5.000%, 08/01/15	1,395	1,563
Montgomery County (GO) Series A (SBPA -
Wells Fargo Bank) (BAN) (VRDN)
0.180%, 11/13/12	200	200

		2,352

Massachusetts — 3.5%
Commonwealth of Massachusetts (GO) Series C
5.000%, 12/01/15	2,000	2,266
Massachusetts Development Finance Agency,
Partners Health Care (RB) Series K-6
5.000%, 07/01/17	1,500	1,765
Massachusetts Health & Educational Facilities
Authority, Simmons College, Prerefunded
10/01/13 @100 (RB) Series F (FGIC)
5.000%, 10/01/13	1,295	1,346

		5,377

Michigan — 5.8%
Michigan (GO)
5.500%, 12/01/15	1,000	1,146
Michigan Municipal Bond Authority, Clean Water
Pooled Project (RB)
5.000%, 10/01/17	1,025	1,250
Michigan State Finance Authority,
Unemployment Obligation Assessment (RB)
5.000%, 07/01/20	1,000	1,245
5.000%, 07/01/23	2,500	2,691
Michigan, Environmental
Program (GO) Series A
5.000%, 05/01/17	1,000	1,181
Wayne County Airport Authority (RB) Series B
3.000%, 12/01/14	1,250	1,306

		8,819

Minnesota — 2.4%
Minnesota (RB)
2.000%, 06/01/14	1,570	1,610
Minnesota Public Facilities Authority
(RB) Series C
5.000%, 03/01/17	1,745	2,063

		3,673

See Notes to Financial Statements.

P N C  T a x  E x e m p t  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N TS

N o v e m b e r  3 0 ,  2 0 1 2  ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
Mississippi — 2.0%
Mississippi Business Finance Commission Gulf
Opportunity Zone, Chevron USA, Inc. Project
(RB) Series B (VRDN)
0.180%, 12/03/12	$3,000	$3,000

Missouri — 0.8%
Missouri Highway & Transportation
Commission (RB)
5.000%, 05/01/16	1,100	1,264

Nevada—3.1%
Clark County, Motor Vehicle
Fuel Tax (RB) (AMBAC)
5.000%, 07/01/17	1,805	2,105
Henderson, Catholic Healthcare
West (RB) Series B
5.000%, 07/01/13	1,500	1,537
5.000%, 07/01/15	500	551
Nevada, University System (GO)
Series G (NATL-RE)
5.000%, 08/01/16	500	562

		4,755

New Mexico — 2.7%
New Mexico (RB) Series D
5.000%, 07/01/15	1,725	1,922
New Mexico Finance Authority (RB)
Series A (NATL-RE)
5.250%, 06/15/16	2,080	2,232

		4,154

New York — 5.1%
Erie County (GO) Series A (NATL - RE)
5.000%, 12/01/14	1,000	1,082
Long Island Power Authority,
(RB) Series A
5.000%, 04/01/19	1,385	1,681
Monroe County (GO) (AMBAC)
5.000%, 06/01/14	2,500	2,650
Nassau County Interim Finance
Authority (RB) Series A
5.000%, 11/15/13	1,000	1,045
New York City Transitional Finance
Authority (RB) Sub-Series A-2
5.000%, 11/01/16	1,250	1,387

		7,845

North Carolina — 7.3%
Charlotte-Mecklenburg Hospital Authority,
Carolinas Healthcare System, Prerefunded
01/15/15 @ 100 (RB) Series A
5.000%, 01/15/15	1,500	1,644
Forsyth (GO) Series B
5.000%, 04/01/16	1,350	1,551
5.000%, 04/01/19	1,000	1,265
North Carolina (GO)
5.000%, 05/01/14	1,000	1,020
North Carolina Eastern Municipal Power Agency
(RB) Series A (AMBAC)
5.250%, 01/01/20	2,290	2,596

	Par (000)	Value (000)
North Carolina Medical Care Commission,
Caromont Health (RB) (AGM)
5.000%, 02/15/14	$1,000	$1,052
North Carolina Medical Care Commission, North
Carolina Baptist Hospital (RB)
5.000%, 06/01/20	1,715	2,119

		11,247

Ohio — 1.4%
Cuyahoga County, Cleveland Clinic Health
System (RB) Series A
5.500%, 01/01/14	1,000	1,030
Ohio State Hospital Facility, Cleveland Clinic
Health System (RB) Series A
5.000%, 01/01/15	1,000	1,091

		2,121

Oregon — 0.9%
Linn & Benton Counties School District No. 8J
Greater Albany (GO) (NATL-RE)
5.000%, 06/15/14	1,275	1,365

Pennsylvania — 9.2%
Allegheny County Higher Education Building
Authority, Chatham University (RB) Series A
5.000%, 09/01/17	1,010	1,159
5.000%, 09/01/19	610	715
4.000%, 09/01/15	920	985
Commonwealth of Pennsylvania (GO)
Fourth Series
5.000%, 07/01/14	1,800	1,931
Commonwealth of Pennsylvania (GO)
Third Series A
5.000%, 07/15/18	1,695	2,076
Dauphin County (GO)
5.000%, 11/15/18	1,015	1,229
Montgomery County Higher Education & Health
Authority, Abington Memorial
Hospital (RB) Series A
5.000%, 06/01/15	1,000	1,098
Pennsylvania Economic Development Financing
Authority, Unemployment Compensation (RB)
Series B
5.000%, 07/01/22	1,000	1,153
Pennsylvania Higher Educational Facilities
Authority, University of Pennsylvania Health
Systems (RB) Series A (AMBAC)
5.000%, 08/15/19	1,000	1,107
Philadelphia (RB) Series A (AMBAC)
5.000%, 08/01/13	830	856
Pittsburgh Public Schools (GO) Series B (AGM)
5.000%, 09/01/16	1,635	1,859

		14,168

South Carolina — 0.5%
South Carolina State Public Service Authority
(RB) Series A (AGM)
5.000%, 01/01/13	725	727

See Notes to Financial Statements.

	Par (000)	Value (000)
MUNICIPAL BONDS — continued
South Dakota — 0.7%
South Dakota Health & Educational Facilities
Authority, Regional Health (RB)
5.000%, 09/01/15	$1,000	$1,105

Tennessee — 2.2%
Memphis (RB)
5.000%, 12/01/14	3,115	3,402

Texas — 12.6%
Dallas Independent School
District (GO) (PSF-GTD)
5.000%, 02/15/18	2,500	3,046
Frisco (GO) (NATL-RE)
5.000%, 02/15/16	1,685	1,921
Harris County Cultural Education Facilities
Finance Corporation, Methodist Hospital
System (RB)
5.000%, 06/01/14	2,500	2,657
Harris County Cultural Education Facilities
Finance Corporation, Methodist Hospital
System (RB) Sub-Series C-1 (VRDN)
0.180%, 12/03/12	2,000	2,000
Houston Health Facilities Development
Corporation, Buckingham Senior Living
Community, Inc. Project, Prerefunded
02/15/14 @ 101 (RB) Series A
7.125%, 02/15/14	1,000	1,091
Katy Independent School District, School
Building (GO) Series A (PSF-GTD)
5.000%, 02/15/21	2,000	2,561
Texas (GO) Series A
5.000%, 10/01/17	500	601
Texas (GO) Series B
5.000%, 04/01/17	3,025	3,583
University of Texas System (RB) Series A
5.000%, 08/15/21	1,400	1,818

		19,278

Utah — 0.8%
Nebo School District, School Building (GO)
5.000%, 07/01/19	1,000	1,247

Virginia — 1.1%
Tobacco Settlement Financing Corporation,
Prerefunded 06/01/15 @ 100 (RB)
5.625%, 06/01/15	1,425	1,605

Washington — 3.9%
Energy Northwest, Project 3 (RB) Series A
5.000%, 07/01/18	1,985	2,430
Washington (GO)
Series 2011-A
5.000%, 01/01/15	1,000	1,095
5.000%, 01/01/18	2,000	2,412

		5,937

Puerto Rico — 5.6%
Commonwealth of Puerto Rico, Public
Improvement (GO) Series A (NATL-RE IBC)
5.500%, 07/01/19	1,255	1,397

	Par (000)	Value (000)
Puerto Rico Electric Power
Authority (RB) Series KK (NATL-RE)
5.500%, 07/01/16	$1,000	$1,112
Puerto Rico Electric Power
Authority (RB) Series TT
5.000%, 07/01/17	1,125	1,246
Puerto Rico Electric Power
Authority (RB) Series UU (NATL-RE)
5.000%, 07/01/19	1,335	1,489
Puerto Rico Highway & Transportation Authority
(RB) Series BB (AMBAC)
5.250%, 07/01/17	2,070	2,295
Puerto Rico Highway & Transportation
Authority (RB) Series Y
6.250%, 07/01/13	1,000	1,031

		8,570

Total Municipal Bonds (Cost $145,255)		150,388

	Number of Shares
MONEY MARKET FUND — 0.6%
PNC Tax Exempt Money Market Fund,
Class I†	848,502	849

Total Money Market Fund (Cost $849)		849
TOTAL INVESTMENTS — 98.7% (Cost $146,104)*		151,237
Other Assets & Liabilities – 1.3%		1,991
TOTAL NET ASSETS — 100.0%		$153,228

*	Aggregate cost for Federal income tax purposes is (000) $146,103.

Gross unrealized appreciation (000)	$5,218
Gross unrealized depreciation (000)	(84)

Net unrealized appreciation (000)	$5,134

†	Affiliated Holding. See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C  T a x  E x e m p t  L i m i t e d  M a t u r i t y  B o n d  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0 ,  2 0 1 2  ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)
Money Market Fund	$849	$–	$–	$849
Municipal Bonds	–	150,388	–	150,388

Total Assets - Investments in Securities	$849	$150,388	$–	$151,237

See Notes to Financial Statements.

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P N C  F i x e d  I n c o m e  Fu n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund
ASSETS
Investments in non-affiliates at value	$178,054	$106,630	$11,908	$393,610
Investments in affiliates at value	7,689	3,244	373	5,693
Short term investments in affiliates held as collateral for loaned securities at value	673	–	201	–

Total Investments at value(1)(2)	186,416	109,874	12,482	399,303

Receivable for investments sold	1,287	–	–	547
Receivable for shares of beneficial interest issued	508	56	–	74
Interest receivable	1,253	394	209	2,807
Maturities receivable	–	2	–	–
Prepaid expenses	24	24	11	26
Other receivables	10	6	1	22

Total Assets	189,498	110,356	12,703	402,779

LIABILITIES
Payable for collateral for loaned securities	673	–	201	–
Payable for shares of beneficial interest redeemed	543	665	–	73
Payable for investment securities purchased	728	–	100	983
Dividends payable
Class I	145	163	10	248
Class A	2	7	1	1
Class C	–	4	–	–
Investment advisory fees payable	69	36	2	132
12b-1 fees payable
Class A	2	4	–	2
Class C	–	2	–	1
Shareholder servicing fees payable
Class A	1	2	–	1
Class C	–	1	–	–
Administration fees payable	10	6	1	21
Custodian fees payable	5	9	1	8
Transfer agent fees payable	6	10	–	10
Trustees’ deferred compensation payable	10	6	1	22
Trustees’ fees payable	4	3	–	9
Other liabilities	21	34	5	26

Total Liabilities	2,219	952	322	1,537

TOTAL NET ASSETS	$187,279	$109,404	$12,381	$401,242

Investments in non-affiliates at cost	$171,334	$101,039	$11,679	$379,180
Investments in affiliates at cost	7,689	3,244	373	5,693
Short term investments in affiliates held as collateral for loaned securities at cost	673	–	201	–

(1) Total Investments at cost	$179,696	$104,283	$12,253	$384,873

(2) Includes securities on loan with a value of	$660	$–	$197	$–

See Notes to Financial Statements.

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund

NET ASSETS:

Shares of Beneficial Interest (Unlimited
Authorization — No Par Value)	$176,936	$107,387	$12,021	$377,396
Undistributed (Distributions in Excess of) Net Investment Income	(4)	(27)	(1)	10
Accumulated Net Realized Gain (Loss) on Investments	3,627	(3,547)	132	9,406
Net Unrealized Appreciation on Investments	6,720	5,591	229	14,430

Total Net Assets	$187,279	$109,404	$12,381	$401,242

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$182,620,188	$95,522,687	$11,890,599	$393,869,331

Class I shares outstanding	16,731,405	9,938,086	1,415,205	33,861,331

Net Asset Value, Offering and Redemption Price Per Share	$10.91	$9.61	$8.40	$11.63

Net assets applicable to Class A	$4,351,795	$10,119,176	$490,430	$6,124,608

Class A shares outstanding	397,895	1,053,075	58,296	525,773

Net Asset Value and Redemption Price Per Share	$10.94	$9.61	$8.41	$11.65

Maximum Offering Price Per Share(3)	$11.46	$10.06	$8.81	$12.20

Maximum Sales Charge Per Share	4.50%	4.50%	4.50%	4.50%

Net assets applicable to Class C	$307,474	$3,762,127	NA	$1,248,078

Class C shares outstanding	28,178	392,043	NA	106,844

Net Asset Value and Offering Price Per Share	$10.91	$9.60	NA	$11.68

(3)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
ASSETS
Investments in non-affiliates at value	$314,670	$260,537	$389,209
Investments in affiliates at value	9,257	5,450	2,281

Total Investments at value(1)	323,927	265,987	391,490

Receivable for investments sold	2,024	1,014	–
Receivable for shares of beneficial interest issued	1,212	630	12,940
Interest receivable	1,102	2,276	1,371
Maturities receivable	37	44	–
Prepaid expenses	29	27	30
Other receivables	18	15	24

Total Assets	328,349	269,993	405,855

LIABILITIES
Payable for shares of beneficial interest redeemed	700	235	15,466
Payable for investment securities purchased	2,027	373	–
Dividends payable
Class I	90	402	102
Class A	–	3	–
Class C	–	1	–
Investment advisory fees payable	93	88	68
12b-1 fees payable
Class A	2	2	2
Class C	1	–	–
Shareholder servicing fees payable
Class A	1	1	1
Administration fees payable	16	13	21
Custodian fees payable	6	9	8
Transfer agent fees payable	11	10	37
Trustees’ deferred compensation payable	18	15	24
Trustees’ fees payable	7	6	12
Other liabilities	29	32	53

Total Liabilities	3,001	1,190	15,794

TOTAL NET ASSETS	$325,348	$268,803	$390,061

Investments in non-affiliates at cost	$312,123	$250,744	$388,916
Investments in affiliates at cost	9,257	5,450	2,281

(1) Total Investments at cost	$321,380	$256,194	$391,197

See Notes to Financial Statements.

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund

NET ASSETS:

Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$327,842	$265,981	$396,414
Undistributed (Distributions in Excess of) Net Investment Income	(127)	36	–
Accumulated Net Realized Loss on Investments	(4,914)	(7,007)	(6,646)
Net Unrealized Appreciation on Investments	2,547	9,793	293

Total Net Assets	$325,348	$268,803	$390,061

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$319,193,406	$262,204,256	$385,780,757

Class I shares outstanding	31,270,436	23,756,431	38,656,679

Net Asset Value, Offering and Redemption Price Per Share	$10.21	$11.04	$9.98

Net assets applicable to Class A	$4,152,968	$5,848,812	$4,280,186

Class A shares outstanding	405,641	529,711	428,308

Net Asset Value and Redemption Price Per Share	$10.24	$11.04	$9.99

Maximum Offering Price Per Share(2)	$10.45	$11.56	$10.09

Maximum Sales Charge Per Share	2.00%	4.50%	1.00%

Net assets applicable to Class C	$2,001,798	$750,047	NA

Class C shares outstanding	195,488	67,796	NA

Net Asset Value and Offering Price Per Share	$10.24	$11.06	NA

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Michigan Intermediate Municipal Bond Fund	Ohio Intermediate Tax Exempt Bond Fund
ASSETS
Investments in non-affiliates at value	$148,288	$73,107	$18,448	$87,852
Investments in affiliates at value	639	–	–	236

Total Investments at value(1)	148,927	73,107	18,448	88,088

Receivable for shares of beneficial interest issued	2	200	–	–
Interest receivable	1,894	1,034	215	1,406
Prepaid expenses	24	6	6	7
Other receivables	8	4	1	5

Total Assets	150,855	74,351	18,670	89,506

LIABILITIES
Payable for shares of beneficial interest redeemed	49	112	39	20
Payable for investment securities purchased	3,346	–	–	–
Dividends payable
Class I	269	151	24	181
Class A	3	1	2	3
Investment advisory fees payable	45	24	6	29
12b-1 fees payable
Class A	1	–	2	3
Shareholder servicing fees payable
Class A	1	–	1	2
Administration fees payable	8	5	2	5
Custodian fees payable	3	2	1	2
Transfer agent fees payable	3	1	2	3
Trustees’ deferred compensation payable	8	4	1	5
Trustees’ fees payable	3	2	–	2
Other liabilities	12	7	6	10

Total Liabilities	3,751	309	86	265

TOTAL NET ASSETS	$147,104	$74,042	$18,584	$89,241

Investments in non-affiliates at cost	$135,766	$67,407	$17,035	$79,240
Investments in affiliates at cost	639	–	–	236

(1) Total Investments at cost	$136,405	$67,407	$17,035	$79,476

See Notes to Financial Statements.

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Michigan Intermediate Municipal Bond Fund	Ohio Intermediate Tax Exempt Bond Fund

NET ASSETS:

Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$133,277	$67,657	$16,941	$79,588
Undistributed (Distributions in Excess of) Net Investment Income	147	(4)	19	(66)
Accumulated Net Realized Gain on Investments	1,158	689	211	1,107
Net Unrealized Appreciation on Investments	12,522	5,700	1,413	8,612

Total Net Assets	$147,104	$74,042	$18,584	$89,241

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$143,060,705	$73,135,588	$12,263,564	$81,032,814

Class I shares outstanding	13,713,005	6,188,858	1,230,655	6,835,923

Net Asset Value, Offering and Redemption Price Per Share	$10.43	$11.82	$9.97	$11.85

Net assets applicable to Class A	$3,558,668	$849,157	$6,261,655	$7,494,389

Class A shares outstanding	342,478	71,868	628,374	634,156

Net Asset Value and Redemption Price Per Share	$10.39	$11.82	$9.96	$11.82

Maximum Offering Price Per Share(2)	$10.71	$12.19	$10.27	$12.19

Maximum Sales Charge Per Share	3.00%	3.00%	3.00%	3.00%

Net assets applicable to Class C	$484,225	$57,162	$58,720	$713,922

Class C shares outstanding	47,046	4,839	5,879	60,589

Net Asset Value and Offering Price Per Share	$10.29	$11.81	$9.99	$11.78

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  A S S E T S  A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Pennsylvania Intermediate Municipal Bond Fund	Tax Exempt Limited Maturity Bond Fund
ASSETS
Investments in non-affiliates at value	$31,589	$150,388
Investments in affiliates at value	10	849

Total Investments at value(1)	31,599	151,237

Receivable for shares of beneficial interest issued	–	6
Interest receivable	370	2,223
Prepaid expenses	7	14
Other receivables	2	8

Total Assets	31,978	153,488

LIABILITIES
Payable for shares of beneficial interest redeemed	–	6
Dividends payable
Class I	60	174
Class A	1	–
Investment advisory fees payable	11	49
12b-1 fees payable
Class A	1	–
Class C	1	–
Shareholder servicing fees payable
Class A	1	–
Administration fees payable	2	6
Custodian fees payable	1	3
Transfer agent fees payable	1	1
Trustees’ deferred compensation payable	2	8
Trustees’ fees payable	1	3
Other liabilities	4	10

Total Liabilities	86	260

TOTAL NET ASSETS	$31,892	$153,228

Investments in non-affiliates at cost	$29,054	$145,255
Investments in affiliates at cost	10	849

(1) Total Investments at cost	$29,064	$146,104

See Notes to Financial Statements.

	Pennsylvania Intermediate Municipal Bond Fund	Tax Exempt Limited Maturity Bond Fund
NET ASSETS:

Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$29,113	$147,783
Distributions in Excess of Net Investment Income	(47)	(20)
Accumulated Net Realized Gain on Investments	291	332
Net Unrealized Appreciation on Investments	2,535	5,133

Total Net Assets	$31,892	$153,228

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$27,640,058	$152,668,554

Class I shares outstanding	2,555,075	14,284,610

Net Asset Value, Offering and Redemption Price Per Share	$10.82	$10.69

Net assets applicable to Class A	$3,240,941	$557,597

Class A shares outstanding	298,988	52,143

Net Asset Value and Redemption Price Per Share	$10.84	$10.69

Maximum Offering Price Per Share(2)	$11.18	$11.02

Maximum Sales Charge Per Share	3.00%	3.00%

Net assets applicable to Class C	$1,011,271	$1,560

Class C shares outstanding	93,361	146

Net Asset Value and Offering Price Per Share	$10.83	$10.68

(2)	Net asset value divided by (100% less maximum sales charge), adjusted to nearest cent.

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x  M o n t h s  E n d e d  N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Bond Fund	Government Mortgage Fund	High Yield Bond Fund	Intermediate Bond Fund
Investment Income:
Interest	$2,817	$2,183	$380	$4,930
Dividends	–	–	–	2
Income from affiliate(1)	1	1	–	1

Total Investment Income	2,818	2,184	380	4,933

Expenses:
Investment advisory fees	419	218	28	805
Administration fees	50	30	5	106
12b-1 fees:
Class A	1	2	–	1
Class C	1	14	–	5
Shareholder servicing fees:
Class A	6	14	1	8
Class C	–	5	–	2
Transfer agent fees	19	23	1	35
Custodian fees	4	8	1	8
Professional fees	16	10	5	31
Pricing service fees	11	24	4	14
Printing and shareholder reports	10	16	1	16
Registration and filing fees	20	22	13	24
Trustees’ fees	6	4	–	14
Miscellaneous	4	6	–	12

Total Expenses	567	396	59	1,081

Less:
Waiver of investment advisory fees(1)	–	–	(16)	–

Net Expenses	567	396	43	1,081

Net Investment Income	2,251	1,788	337	3,852

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments sold	3,089	330	98	5,327
Net change in unrealized appreciation/depreciation on investments	(1,193)	(1,372)	390	(11)

Net Gain (Loss) on Investments	1,896	(1,042)	488	5,316

Net Increase in Net Assets Resulting from Operations	$4,147	$746	$825	$9,168

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

	Limited Maturity Bond Fund	Total Return Advantage Fund	Ultra Short Bond Fund
Investment Income:
Interest	$2,313	$4,714	$1,969
Dividends	–	2	–
Income from affiliate(1)	2	2	3

Total Investment Income	2,315	4,718	1,972

Expenses:
Investment advisory fees	585	537	440
Administration fees	88	71	116
12b-1 fees:
Class A	1	1	1
Class C	7	3	–
Shareholder servicing fees:
Class A	6	7	6
Class C	3	1	–
Transfer agent fees	32	30	76
Custodian fees	5	8	7
Professional fees	27	22	37
Pricing service fees	9	27	6
Printing and shareholder reports	13	14	32
Registration and filing fees	25	23	29
Trustees’ fees	12	10	17
Miscellaneous	10	9	28

Total Expenses	823	763	795

Net Expenses	823	763	795

Net Investment Income	1,492	3,955	1,177

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments sold	50	5,206	(498)
Net change in unrealized appreciation/depreciation on investments	604	(1,368)	456

Net Gain (Loss) on Investments	654	3,838	(42)

Net Increase in Net Assets Resulting from Operations	$2,146	$7,793	$1,135

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x  M o n t h s  E n d e d  N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Intermediate Tax Exempt Bond Fund	Maryland Tax Exempt Bond Fund	Michigan Intermediate Municipal Bond Fund	Ohio Intermediate Tax Exempt Bond Fund
Investment Income:
Interest	$2,162	$1,196	$311	$1,588

Total Investment Income	2,162	1,196	311	1,588

Expenses:
Investment advisory fees	286	149	38	181
Administration fees	39	21	6	25
12b-1 fees:
Class A	1	–	1	1
Class C	2	–	–	3
Shareholder servicing fees:
Class A	5	1	8	9
Class C	1	–	–	1
Transfer agent fees	11	6	4	9
Custodian fees	2	1	1	2
Professional fees	12	8	4	9
Pricing service fees	6	5	2	5
Printing and shareholder reports	5	4	3	5
Registration and filing fees	22	6	7	7
Trustees’ fees	5	3	1	3
Miscellaneous	4	2	1	3

Total Expenses	401	206	76	263

Less:
Waiver of investment advisory fees(1)	(14)	(6)	–	–

Net Expenses	387	200	76	263

Net Investment Income	1,775	996	235	1,325

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments sold	757	444	53	714
Net change in unrealized appreciation on investments	1,699	635	161	463

Net Gain on Investments	2,456	1,079	214	1,177

Net Increase in Net Assets Resulting from Operations	$4,231	$2,075	$449	$2,502

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

	Pennsylvania Intermediate Municipal Bond Fund	Tax Exempt Limited Maturity Bond Fund
Investment Income:
Interest	$525	$1,607

Total Investment Income	525	1,607

Expenses:
Investment advisory fees	65	296
Administration fees	10	40
12b-1 fees:
Class C	4	–
Shareholder servicing fees:
Class A	4	1
Class C	1–
Transfer agent fees	3	9
Custodian fees	1	2
Professional fees	5	13
Pricing service fees	2	8
Printing and shareholder reports	2	3
Registration and filing fees	6	14
Trustees’ fees	1	5
Miscellaneous	3	4

Total Expenses	107	395

Less:
Waiver of investment advisory fees(1)	–	(2)

Net Expenses	107	393

Net Investment Income	418	1,214

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments sold	118	180
Net change in unrealized appreciation on investments	395	558

Net Gain on Investments	513	738

Net Increase in Net Assets Resulting from Operations	$931	$1,952

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

P N C  F i x e d  I n c o m e  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

	Bond Fund		Government Mortgage Fund		High Yield Bond Fund
	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012

Investment Activities:
Net investment income	$2,251	$5,546	$1,788	$3,920	$337	$516
Net realized gain (loss) on investments sold	3,089	4,576	330	2,159	98	129
Net change in unrealized appreciation/ depreciation on investments	(1,193)	736	(1,372)	(1,371)	390	(239)
Net increase in net assets resulting from operations	4,147	10,858	746	4,708	825	406
Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(2,201)	(5,689)	(1,570)	(3,723)	(324)	(493)
Class A	(47)	(134)	(176)	(458)	(15)	(21)
Class C	(2)	(8)	(44)	(105)	–	–
Distributions from net realized gains
Class I	–	–	–	–	–	(154)
Class A	–	–	–	–	–	(7)
Class C	–	–	–	–	–	–

Total dividends and distributions	(2,250)	(5,831)	(1,790)	(4,286)	(339)	(675)
Share Transactions:
Proceeds from shares issued:
Class I	10,493	36,939	26,072	25,555	2,346	2,170
Class A	137	78	1,280	1,323	71	191
Class C	48	64	341	954	–	–
Reinvestment of dividends and distributions:
Class I	1,134	2,439	533	1,320	271	597
Class A	34	95	126	324	9	23
Class C	2	7	14	34	–	–

Total proceeds from shares issued and reinvested	11,848	39,622	28,366	29,510	2,697	2,981
Value of shares redeemed:
Class I	(13,096)	(82,170)	(18,371)	(49,988)	(311)	(267)
Class A	(312)	(979)	(3,068)	(2,934)	(85)	(45)
Class C	(54)	(166)	(464)	(813)	–	–

Total value of shares redeemed	(13,462)	(83,315)	(21,903)	(53,735)	(396)	(312)

Increase (decrease) in net assets from share transactions	(1,614)	(43,693)	6,463	(24,225)	2,301	2,669

Contributions of capital by affiliate(1)	–	–	–	–	–	–

Total increase (decrease) in net assets	283	(38,666)	5,419	(23,803)	2,787	2,400
Net Assets:
Beginning of period	186,996	225,662	103,985	127,788	9,594	7,194
End of period*	$187,279	$186,996	$109,404	$103,985	$12,381	$9,594

*Including undistributed (distributions in excess of) net investment income	$(4)	$(5)	$(27)	$(25)	$(1)	$1

(1)	See Note 11 in Notes to Financial Statements.

See Notes to Financial Statements.

Intermediate Bond Fund		Limited Maturity Bond Fund		Total Return Advantage Fund		Ultra Short Bond Fund
For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012

$ 3,852	$ 8,983	$ 1,492	$ 3,488	$ 3,955	$ 9,058	$ 1,177	$ 972
5,327	5,981	50	1,761	5,206	3,372	(498)	430

(11)	1,353	604	(2,555)	(1,368)	2,867	456	(254)

9,168	16,317	2,146	2,694	7,793	15,297	1,135	1,148

(3,795)	(9,065)	(1,483)	(4,109)	(3,853)	(9,112)	(1,169)	(2,888)
(51)	(157)	(14)	(72)	(79)	(215)	(6)	(31)
(6)	(17)	–	(7)	(7)	(14)	–	–

–	(3,716)	–	–	–	–	–	–
–	(70)	–	–	–	–	–	–
–	(12)	–	–	–	–	–	–

(3,852)	(13,037)	(1,497)	(4,188)	(3,939)	(9,341)	(1,175)	(2,919)

22,245	84,275	35,929	94,055	25,883	68,166	121,349	372,548
107	241	58	447	239	771	86	1,379
359	61	10	212	126	207	–	–

2,012	6,941	900	2,324	948	2,639	480	1,171
44	196	11	60	59	158	6	24
3	18	–	6	2	5	–	–

24,770	91,732	36,908	97,104	27,257	71,946	121,921	375,122

(32,685)	(58,035)	(55,567)	(72,525)	(31,744)	(61,034)	(277,808)	(345,659)
(408)	(1,888)	(1,040)	(2,716)	(502)	(2,139)	(1,543)	(3,876)
(214)	(322)	(339)	(1,096)	(3)	(81)	–	–

(33,307)	(60,245)	(56,946)	(76,337)	(32,249)	(63,254)	(279,351)	(349,535)

(8,537)	31,487	(20,038)	20,767	(4,992)	8,692	(157,430)	25,587

–	–	–	7	–	3	–	–

(3,221)	34,767	(19,389)	19,280	(1,138)	14,651	(157,470)	23,816

404,463	369,696	344,737	325,457	269,941	255,290	547,531	523,715
$401,242	$404,463	$325,348	$344,737	$268,803	$269,941	$390,061	$547,531

$ 10	$ 10	$ (127)	$ (122)	$ 36	$ 20	$ –	$ (2)

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 ) ( U n a u d i t e d )

	Intermediate Tax Exempt Bond Fund
	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012
Investment Activities:
Net investment income	$1,775	$3,552
Net realized gain on investments sold	757	1,006
Net change in unrealized appreciation on investments	1,699	6,738
Net increase in net assets resulting from operations	4,231	11,296
Dividends and Distributions to Shareholders:
Dividends from net investment income:
Class I	(1,729)	(3,441)
Class A	(43)	(106)
Class C	(3)	(5)
Distributions from net realized gains:
Class I	–	(920)
Class A	–	(30)
Class C	–	(2)
Total dividends and distributions	(1,775)	(4,504)
Share Transactions:
Proceeds from shares issued:
Class I	12,563	19,674
Class A	11	249
Class C	134	289
Reinvestment of dividends and distributions:
Class I	69	227
Class A	23	74
Class C	1	3
Total proceeds from shares issued and reinvested	12,801	20,516
Value of shares redeemed:
Class I	(9,457)	(21,286)
Class A	(580)	(1,771)
Class C	(154)	(106)
Total value of shares redeemed	(10,191)	(23,163)
Increase (decrease) in net assets from share transactions	2,610	(2,647)
Total increase (decrease) in net assets	5,066	4,145
Net Assets:
Beginning of period	142,038	137,893
End of period*	$147,104	$142,038

*Including undistributed (distributions in excess of) net investment income	$147	$147

See Notes to Financial Statements.

Maryland Tax Exempt Bond Fund		Michigan Intermediate Municipal Bond Fund		Ohio Intermediate Tax Exempt Bond Fund		Pennsylvania Intermediate Municipal Bond Fund
For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012

$ 996	$ 2,044	$ 235	$ 553	$ 1,325	$ 2,814	$ 418	$ 838
444	641	53	685	714	1,280	118	308

635	2,420	161	340	463	3,302	395	1,126
2,075	5,105	449	1,578	2,502	7,396	931	2,272

(987)	(2,024)	(161)	(379)	(1,217)	(2,549)	(371)	(737)
(10)	(20)	(72)	(173)	(101)	(248)	(39)	(82)
–	–	(1)	(1)	(7)	(17)	(8)	(19)

–	(648)	–	(478)	–	(1,532)	–	(404)
–	(7)	–	(227)	–	(156)	–	(52)
–	–	–	(3)	–	(16)	–	(16)
(997)	(2,699)	(234)	(1,261)	(1,325)	(4,518)	(418)	(1,310)

2,437	5,382	592	968	1,739	9,322	1,426	4,715
–	71	118	75	54	180	310	174
55	–	–	18	14	119	–	57

50	209	14	67	48	276	8	83
5	15	57	325	78	303	29	105
–	–	–	3	5	22	8	34
2,547	5,677	781	1,456	1,938	10,222	1,781	5,168

(3,613)	(6,029)	(1,206)	(3,539)	(4,705)	(15,316)	(2,172)	(3,810)
–	(6)	(234)	(1,832)	(579)	(2,792)	(239)	(349)
–	–	(32)	(4)	(6)	(482)	(50)	(102)
(3,613)	(6,035)	(1,472)	(5,375)	(5,290)	(18,590)	(2,461)	(4,261)

(1,066)	(358)	(691)	(3,919)	(3,352)	(8,368)	(680)	907
12	2,048	(476)	(3,602)	(2,175)	(5,490)	(167)	1,869

74,030	71,982	19,060	22,662	91,416	96,906	32,059	30,190
$74,042	$74,030	$18,584	$19,060	$89,241	$91,416	$31,892	$32,059

$ (4)	$ (3)	$ 19	$ 18	$ (66)	$ (66)	$ (47)	$ (47)

See Notes to Financial Statements.

P N C  T a x  E x e m p t  B o n d  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )   ( U n a u d i t e d )

	Tax Exempt Limited Maturity Bond Fund
	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012
Investment Activities:
Net investment income	$1,214	$2,396
Net realized gain on investments sold	180	363
Net change in unrealized appreciation on investments	558	2,041
Net increase in net assets resulting from operations	1,952	4,800
Dividends to Shareholders:
Dividends from net investment income:
Class I	(1,210)	(2,388)
Class A	(4)	(8)
Total dividends	(1,214)	(2,396)
Share Transactions:
Proceeds from shares issued:
Class I	36,964	39,542
Class A	26	2
Reinvestment of dividends:
Class I	182	158
Class A	3	8
Total proceeds from shares issued and reinvested	37,175	39,710
Value of shares redeemed:
Class I	(25,654)	(30,577)
Class A	–	(16)
Class C	(11)	(22)
Total value of shares redeemed	(25,665)	(30,615)
Increase in net assets from share transactions	11,510	9,095
Total increase in net assets	12,248	11,499
Net Assets:
Beginning of period	140,980	129,481
End of period*	$153,228	$140,980

*Including distributions in excess of net investment income	$(20)	$(20)

See Notes to Financial Statements.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 2  ( U n a u d i t e d )

1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 as an open-end management investment company. As of November 30, 2012, the Trust offered for sale shares of 35 Funds. Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds, as defined below, Class I Shares are sold without a sales charge; Equity, Fixed Income and Tax Exempt Bond Funds Class A Shares are sold subject to a front-end sales charge; and Equity, Fixed Income and Tax Exempt Bond Funds Class C Shares are sold with a contingent deferred sales charge. Front-end sales charges and contingent deferred sales charges may be reduced or waived under certain circumstances.

On February 1, 2010, the Trust Plan of Reorganization (“Reorganization”) of Allegiant Funds (“Acquiring Funds”) and PNC Funds, Inc. (“Acquired Funds”) was completed, including a change in the name of Allegiant Funds to PNC Funds.

Effective June 1, 2012, Class C Shares of the Multi-Factor Small Cap Core Fund were no longer available for purchase by investors. The share class is closed.

Effective September 28, 2012, the Trust began offering shares of the Target 2020 Fund, Target 2030 Fund, Target 2040 Fund, Target 2050 Fund and Retirement Income Fund.

The Trust currently offers five asset categories that consist of the following Funds:

Target Date Funds

Target 2020 Fund, Target 2030 Fund, Target 2040 Fund, Target 2050 Fund and Retirement Income Fund;

Equity Funds

Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500 Index Fund and Small Cap Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Exempt Bond Funds

IntermediateTax Exempt Bond Fund, MarylandTax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund and Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

The financial statements presented herein are those of the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds (each referred to as a “Fund,” or collectively as the “Funds”). The financial statements of the Money Market Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the PNC Funds.

Investment Valuation

In determining market value for equity securities and exchange-traded funds (“ETFs”), the assets of the Funds that are listed on a securities exchange or quoted on a national market system, and for which market quotations are readily available, are valued at the last quoted sales price at the official close of trading on the New York Stock Exchange (“NYSE”), (normally 4:00 p.m. Eastern Time) or the exchange on which they are traded. Securities quoted on the NASDAQ® National Market System are valued at the official closing price. Other securities

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 2  ( U n a u d i t e d )

traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Equity securities and ETFs for which there were no transactions, and for which market quotations are not readily available, are typically valued at the mean between the most recent bid and asked prices. Assets of the Funds (other than the Money Market Funds) invested in debt securities are typically valued by an independent pricing service (“Service”) approved by the Board. When quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). The Funds, under supervision of the Board of Trustees of the Trust (the “Board”), reserve the right to alternatively utilize the mean between the most recent bid and asked prices for fixed income securities, should such prices be determined to more accurately represent the value of those fixed income securities. Other investments are carried at fair value based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity; and indications as to values from dealers; and general market conditions. The Service may also employ electronic data processing techniques and matrix systems to determine value. The Board has approved the use of such pricing services. A number of pricing services are available, and the Funds may use various pricing services or discontinue the use of any pricing service.

Short-term obligations with maturities of 60 days or less when purchased are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board. Short-term obligations with greater than 60 days to maturity when purchased are valued at mark-to-market until the 60th day before maturity; after which they are valued at amortized cost until maturity.

Portfolio securities which are primarily traded on foreign securities exchanges are valued at the last sale price on that exchange or, if there is no recent sale, at the last current bid quotation. Such securities are generally valued at the preceding closing values of such securities on their respective exchanges. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate on the day of valuation. Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which a Fund’s net asset value is not calculated. In such cases, the net asset value of a Fund’s shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

Investments in underlying PNC Funds or in any other mutual funds are valued at their respective net asset values as determined by those funds each business day.

Futures contracts are valued at the daily quoted settlement prices.

The Board has approved and regularly reviews fair value pricing methods to be used in determining the good faith value of the investments of the Funds in the event that market quotations are not readily available or, if available, do not reflect the impact of certain market events. Fair valuation most commonly occurs with foreign securities. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information, broker quotes), including where events occur after the close of the relevant market, but prior to the close of trading on the NYSE, that affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading the entire day and no other market prices are available. Significant events (e.g., movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) (generally, the close of trading on the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information furnished daily by an independent pricing service may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain securities may occur on a frequent basis. When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

•	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Equity securities and Exchange Traded Funds for which market quotations are readily available, that are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded.

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

Futures contracts which are valued at their daily closing price.

•	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; certain non-exchange traded derivatives such as swaps, forwards, or over-the-counter traded options based on pricing models using inputs observed on actively quoted markets; or, observable correlated market inputs. Equity Securities and Investment Trusts – certain foreign equity securities that are fair value adjusted through an independent pricing service which considers statistically relevant trading pattern correlations in relation to the intraday trading in the U.S. securities markets such as the movement of certain indexes, American Depositary Receipts, futures or exchange-traded funds; or, certain money market investment trusts falling outside of the 1940 Act that are priced at amortized cost.

Fixed Income Securities – independent pricing service-supplied valuations, including matrix pricing, based on methods which consider standard inputs (“standard inputs”) such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; or, repurchase agreements.

•	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Fixed Income Securities – pricing utilizing standard inputs which are considered unobservable.

Each Fund recognizes transfers into and out of levels at the end of the reporting period. Certain foreign equity securities that are fair value adjusted through an independent pricing service which considers statistically relevant trading patterns may periodically move from input valuation Level 2 to input valuation Level 1 when not meeting the fair value adjustment trigger requirements.

Other financial instruments are derivative instruments not reflected in total investments within the Schedules of Investments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the investment.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2012 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. As is normal procedure in the mutual fund industry, for days other than financial reporting period ends, investment transactions not settling on the same day are recorded and factored into a fund’s NAV on the business day following trade date (T+1). Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Dividends are recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the respective Fund is notified. Certain countries may impose taxes on the Funds with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned. Expenses common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of each Fund’s respective average net assets. However, other allocation methodologies may also be

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utilized when appropriate for a given circumstance, including a fixed or straight-line allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

With respect to the Fixed Income and Tax Exempt Bond Funds, dividends from net investment income are declared daily and paid monthly. Dividends from net investment income, if any, for Retirement Income Fund, Balanced Allocation Fund, Large Cap Core Equity Fund, Large Cap Value Fund and S&P 500 Index Fund are declared and paid quarterly. Dividends from net investment income, if any, for Target 2020 Fund, Target 2030 Fund, Target 2040 Fund, Target 2050 Fund, International Equity Fund, Large Cap Growth Fund, Mid Cap Value Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund and Small Cap Fund are declared and paid annually. Net realized capital gains, if any, will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Exchange-Traded Funds

Certain Funds may invest in ETFs. ETFs seek investment results that correspond generally to the performance, before fees and expenses, of an underlying index. As a result, adverse performance of a particular security in an ETF’s underlying portfolio will ordinarily not result in the elimination of the security from the ETF’s portfolio. Each ETF offers and issues shares at their net asset value per share only to certain institutional investors in aggregations of a specified number of shares, generally in exchange for a basket of securities included in its underlying index, together with the deposit of a specified cash payment. ETFs are listed and traded on national securities exchanges and also may be listed on certain non-U.S. exchanges.

ETFs are subject to additional risks due to their shares being listed and traded on securities exchanges. The per share net asset value of an ETF is calculated at the end of each business day and fluctuates with changes in the market value of the ETF’s holdings since the most recent calculation. The trading prices of an ETF’s shares fluctuate continuously throughout trading hours based on market supply and demand rather than net asset value. The trading prices of an ETF’s shares may deviate significantly from net asset value during periods of market volatility. Any of these factors may lead to an ETF’s shares trading at a premium or discount to net asset value.

There can be no assurance that an active trading market for these particular ETFs will develop or be maintained. Trading in ETFs may be halted because of market conditions or for reasons that, in the view of the listing exchange, make trading in ETFs inadvisable. In addition, trading in ETFs is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of ETFs will continue to be met or will remain unchanged.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars as follows: (1) the foreign currency market values of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales and income are translated at the rates of exchange prevailing on the respective dates of such transactions. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement from foreign currency transactions are reported in the Statements of Operations for the current period. The Funds do not isolate the portion of gains and losses on investments which is due to fluctuations in foreign exchange rates from that which is due to fluctuations in the market prices of investments.

Inflation-Indexed Securities

Certain Funds may invest in inflation-protected securities either directly or through pooled investment vehicles such as ETF’s or mutual funds. Inflation-protected securities, which unlike traditional debt securities that make fixed or variable principal and interest payments, are structured to provide protection against the negative effects of inflation. The value of the debt securities’ principal is adjusted to track changes in an official inflation measure. For example, the U.S. Treasury currently uses the Consumer Price Index for Urban Consumers as a measure of inflation for Treasury Inflation-Protected Securities (“TIPS”). Other inflation-protected securities may not carry a similar guarantee by their issuer. A Fund may buy TIPS that are designed to provide an investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed. The principal value rises or falls semi-annually based on the changes in the published Consumer Price Index. If inflation occurs, the principal and interest payments on TIPS are adjusted to protect investors from inflationary loss. If deflation occurs, the principal and interest payments will be adjusted downward, although the principal will not fall below its face amount at maturity. TheTarget Date Funds will primarily utilize pooled investment vehicles that hold Inflation-Indexed Securities in order to maintain exposure to TIPS.

Loan Agreements

Certain funds may invest in direct debt instruments which represent interests in amounts owed by corporate, governmental or other borrowers to lenders or lending syndicates. A Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. A Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, a Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. As of November 30, 2012, there were no unfunded loan commitments in the Funds.

Derivative Financial Instruments

Commodity-Linked Instruments

Certain Funds may invest in commodities indirectly through pooled investment vehicles such as ETF’s or mutual funds that hold commodities, commodities-based derivatives or financial instruments where the reference asset is a commodity or commodity index. The Funds’ investments in commodities or commodity-linked instruments may expose such Fund to greater volatility than investments in traditional securities. The prices of commodities can swing sharply in response to cyclical economic conditions, political events or the monetary policies of various countries, potentially causing the value of a Fund’s securities to be more volatile or to decline in value significantly. In addition, political, economic and other conditions in a limited number of commodity-producing countries may have a direct effect on the market value of commodities and the companies that engage in related businesses. Pooled investment vehicles may use commodities-based derivatives that are leveraged and therefore may magnify or otherwise increase investment losses to a Fund. The Target Date Funds will primarily utilize pooled investment vehicles that hold commodity-linked instruments in order to maintain exposure to the commodities sector for diversification purposes.

Foreign Equity Certificates

Certain Funds may invest in foreign equity certificates (“certificates”) which are sometimes also called equity linked certificates or participation notes and may be issued in various forms such as low exercise price warrants. When doing so, the Funds purchase the certificates from an issuer, who in turn typically holds shares of the underlying stock (“equity security”) in the local market and issues a call note for the underlying equity security. If the Fund exercises its call and closes its position, the shares are sold and the note is redeemed with the proceeds. Each note represents one share of the underlying equity security; therefore, the price, performance and liquidity of the note are all directly linked to the underlying equity security. The notes can be redeemed for the full value of the underlying equity security, less transactional and other costs. Such certificates are typically utilized as a cost-effective means of direct investment into certain markets. In addition to the market risk related to the underlying equity security, the Fund bears additional counterparty risk to the issuer or guarantor of the unsecured notes.

Futures Contracts

Certain Funds may enter into futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates and currency values. Upon entering into a futures contract, a Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by a Fund each day, depending on the daily fluctuation of the value of the contract and is included in the respective Fund’s Statement of Assets and Liabilities. The daily change in the contract is recorded as an unrealized gain or loss. The Fund recognizes a realized gain or loss when the contract is closed. The unrealized gain or loss on open futures contracts at November 30, 2012 is included in the respective Fund’s Schedule of Investments. The change in the unrealized gain or loss on open futures contracts and the gain or loss recognized upon the close of futures contracts for the six months ended November 30, 2012 are included in the respective Fund’s Statement of Operations.

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There are several risks in connection with the use of futures contracts including the risk of loss in excess of the amount recognized in a Fund’s Schedule of Investments to the extent of total notional value. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Fund. The Funds are subject to equity price risk in the normal course of pursuing its investment objectives. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. Certain Funds, particularly the International Equity and Balanced Allocation Funds, may also use futures to gain cost efficient diversified exposure to a specific country or region. Equity Index futures are primarily used by the Equity Funds to maintain market exposure for short-term liquidity within a respective Fund. To accomplish such a strategy, a Fund may purchase an Equity Index future to maintain market exposure in lieu of purchasing individual securities for portions of the Fund that are being held for short-term liquidity or other reasons. With futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Details of futures contracts open as of November 30, 2012 are included in the respective Fund’s Schedule of Investments.

During the six months ended November 30, 2012, the futures transactions executed by the Equity Funds are shown in the following table.

	Notional Cost of Contracts May 31, 2012 (000)	Notional Cost of Contracts Opened (000)	Notional Cost of Contracts Closed (000)	Notional Cost of Contracts November 30, 2012 (000)
Balanced Allocation Fund	$ 352	$ 650	$ (655)	$ 347
International Equity Fund	8,054	15,265	(16,463)	6,856
Large Cap Growth Fund	683	5,415	(5,124)	974
S&P 500 Index Fund	480	3,385	(3,224)	641
Small Cap Fund	731	3,506	(3,296)	941

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory and Sub-Advisory Fees

Fees paid by the PNC Funds pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and are calculated at an annual rate of each Fund’s average daily net assets.

Target Date Funds

The Adviser and the Target Date Funds have entered into an investment advisory agreement pursuant to which each Fund will pay the Adviser a fee equal to the annual rate of 0.40% of that Fund’s average daily net assets that are not invested in (1) other registered investment companies, (2) pooled investment vehicles that charge a fee for advisory services, and (3) exchange-traded notes the contractual returns of which are calculated by reference to the performance of a broad-based securities market index (collectively referred to as “Investment Companies”). The Adviser has contractually agreed to waive its management fee and reimburse or pay certain operating expenses for each Fund to the extent the Fund’s other expenses exceed 0.10% on an annualized basis, excluding certain expenses such as extraordinary expenses, administrative fees payable to the Adviser, taxes, portfolio transaction and other investment-related costs (including brokerage commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense, dividend expenses related to short sales and the operating expenses of each Fund’s underlying investments). This expense limitation agreement continues through September 27, 2013, at which time the Fund’s Adviser will determine whether to renew, revise or discontinue it.

The following table lists the contractual advisory fees that were in effect during the period ended November 30, 2012 for the Target Date Funds.

		Advisory Fee on Net Assets
	Annual Rate*		Expense Reimbursement**
Target 2020 Fund	0.00%		15.25%
Target 2030 Fund	0.00%		15.30%
Target 2040 Fund	0.00%		15.32%
Target 2050 Fund	0.00%		15.06%
Retirement Income Fund	0.00%		15.23%

*   During the period from the commencement of operations on October 1, 2012 to November 30, 2012, the Target Date Funds were solely invested in Investment Companies.

** These expense reimbursements, which are presented on an annualized basis in the above table, are the result of the contractual expense limitation agreement which will remain in effect through September 27, 2013.

Equity Funds

The following tables list the contractual advisory fees that were in effect during the six months ended November 30, 2012 for the Equity Funds.

		Advisory Fee on Net Assets
	Annual Rate		Fee Waiver
Balanced Allocation Fund	0.75%		0.17%*
International Equity Fund	1.00%		N/A
Mid Cap Value Fund	0.75%		0.07%**

	First $1 Billion	Next $500 Million	$1.5 Billion and Over	Fee Waiver*
Large Cap Core Equity Fund	0.75%	0.70%	0.65%	0.26%
Large Cap Growth Fund	0.75%	0.70%	0.65%	0.16%
Large Cap Value Fund	0.75%	0.70%	0.65%	N/A

	First $50 Million	Next $100 Million	$150 Million and Over	Fee Waiver
S&P 500 Index Fund	0.15%	0.10%	0.075%	N/A

	First $500 Million	Next $500 Million	$1 Billion and Over	Fee Waiver*
Multi-Factor Small Cap Core Fund	1.00%	0.95%	0.90%	0.44%
Multi-Factor Small Cap Growth Fund	1.00%	0.95%	0.90%	0.98%
Multi-Factor Small Cap Value Fund	1.00%	0.95%	0.90%	0.54%
Small Cap Fund	1.00%	0.95%	0.90%	N/A
*	These waivers, which are presented on an annualized basis in the above table, are the result of the contractual expense limitation agreement which will remain in effect through September 27, 2013.

**	Effective October 8, 2012, the Adviser agreed to voluntarily waive its investment advisory fees and/or reimburse expenses (or cause its affiliates to waive their fees and/or reimburse expenses) to the extent necessary so that the “total annual fund operating expense” for each class, as applicable, does not exceed 1.25%, 1.53% and 2.25% for Class I, Class A and Class C Shares, respectively.

Polaris Capital Management, LLC (“Polaris”), an independent registered investment adviser, serves as sub-adviser to a portion of the managed assets of the International Equity Fund. For its services, Polaris is paid a sub-advisory fee by the Adviser based on the portion of assets of the International Equity Fund allocated to Polaris as follows: 0.35% of the first $125 million of assets managed, 0.40% of the assets managed between $125 million and $200 million and 0.50% of assets managed in excess of $200 million. GE Asset Management, Inc. (“GEAM”), an independent registered investment adviser, serves as sub-adviser to a portion of the managed assets of the International Equity Fund. For its services, GEAM is paid a sub-advisory fee by the Adviser based on the portion of assets of the International Equity Fund allocated to

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GEAM as follows: 0.55% of the first $50 million of assets managed, 0.50% of assets managed between $50 million and $100 million, 0.45% of assets managed between $100 million and $150 million and 0.40% of assets managed in excess of $150 million.

The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements may be voluntary or contractual. Voluntary waivers may be changed or discontinued at any time. The Adviser contractually agreed to waive fees and reimburse expenses to the extent necessary so that the total annual fund operating expenses of Class I, Class A and Class C Shares of certain Funds do not exceed the percentage of average daily net assets as set forth below:

	Total Annual Fund Operating Expenses after Fee Waivers
	Class I	Class A	Class C
Balanced Allocation Fund	1.00%	1.29%	2.00%
Large Cap Core Equity Fund	0.94%	1.22%	1.94%
Large Cap Growth Fund	0.98%	1.28%	1.98%
Multi-Factor Small Cap Core Fund	0.95%	1.23%	N/A
Multi-Factor Small Cap Growth Fund	0.95%	1.23%	1.95%
Multi-Factor Small Cap Value Fund	1.25%	1.54%	2.25%

The expense limitation agreement for the Funds listed in the table above continues from September 28, 2012 through September 27, 2013, at which time the Adviser will determine whether to renew, revise or discontinue it.

Fixed Income and Tax Exempt Bond Funds

The following tables list the contractual advisory fees that were in effect during the six months ended November 30, 2012 for the Fixed Income and Tax Exempt Bond Funds.

		Advisory Fee on Net Assets
	Annual Rate		Fee Waiver*
Bond Fund	0.45%		N/A
Government Mortgage Fund	0.40%		N/A
High Yield Bond Fund	0.50%		0.28%
Intermediate Bond Fund	0.40%		N/A
Limited Maturity Bond Fund	0.35%		N/A
Total Return Advantage Fund	0.40%		N/A
Ultra Short Bond Fund	0.20%		N/A
Intermediate Tax Exempt Bond Fund	0.40%		0.02%
Maryland Tax Exempt Bond Fund	0.40%		0.02%
Michigan Intermediate Municipal Bond Fund	0.40%		N/A
Ohio Intermediate Tax Exempt Bond Fund	0.40%		N/A
Pennsylvania Intermediate Municipal Bond Fund	0.40%		N/A
Tax Exempt Limited Maturity Bond Fund	0.40%		0.00%**
*	These waivers, which are presented on an annualized basis in the above table, are the result of the contractual expense limitation agreement which will remain in effect through September 27, 2013.

**	Amount rounds to less than 0.005%.

The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements are voluntary and may be changed or discontinued at any time. The Adviser contractually agreed to waive fees and reimburse expenses to the extent necessary so that the total annual fund operating expenses of Class I, Class A and Class C Shares of certain Funds do not exceed the percentage of average daily net assets as set forth on the following table:

	Total Annual Fund Operating Expenses after Fee Waivers
	Class I	Class A	Class C
High Yield Bond Fund	0.75%	1.01%	N/A
Intermediate Tax Exempt Bond Fund	0.53%	0.81%	1.53%
Maryland Tax Exempt Bond Fund	0.53%	0.81%	1.53%
Tax Exempt Limited Maturity Bond Fund	0.53%	0.81%	1.53%

The expense limitation agreement for the Funds listed in the table above continues from September 28, 2012 through September 27, 2013, at which time the Adviser will determine whether to renew, revise or discontinue it.

Expense Recoupment

Each Fund may be obligated to pay the Adviser all amounts previously waived or reimbursed by the Adviser (“recoupment payments”) pursuant to the expense limitation agreements, provided that the amount of such recoupment payments in any year, together with all other expenses of the Fund or Class, in the aggregate, would not cause the Class’ total annual operating expenses to exceed the amounts set forth in the tables above and provided further that no additional payments by the Fund will be made with respect to amounts paid, waived or reimbursed by the Adviser more than three years after the date the Fund accrues a liability or recognizes a contingent liability with respect to such amounts that are paid, waived or reimbursed by the Adviser.

The following amounts are available for possible recoupment by the Adviser through the expiration dates shown:

	Recoupment Available
	(000)
	2014	2015	2016	Total
Target 2020 Fund	$–	$–	$25	$25
Target 2030 Fund	–	–	25	25
Target 2040 Fund	–	–	25	25
Target 2050 Fund	–	–	25	25
Retirement Income Fund	–	–	25	25
Balanced Allocation Fund	45	82	52	179
Large Cap Core Equity Fund	45	59	31	135
Large Cap Growth Fund	62	83	53	198
Multi-Factor Small Cap Core Fund	56	71	37	164
Multi-Factor Small Cap Growth Fund	188	244	134	566
Multi-Factor Small Cap Value Fund	97	109	63	269
High Yield Bond Fund	31	34	16	81
Intermediate Tax Exempt Bond Fund	37	24	14	75
Maryland Tax Exempt Bond Fund	16	12	6	34
Tax Exempt Limited Maturity Bond Fund	27	10	2	39

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A and Class C Shares of the Equity, Fixed Income and Tax Exempt Bond Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Class A and Class C Shares in consideration for payment of a fee of up to 0.25% on an annual basis, based on each Class’ average daily net assets.

Trustees’ Fees

For the six months ended November 30, 2012, each Trustee received an annual fee of $70,000 plus $6,750 for each Board meeting attended in person, and such amount, up to a maximum of $3,000, as may be determined for each Board meeting attended telephonically, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board received an additional fee of $25,000 per year and the Chairman of the Audit Committee received an additional fee of $6,000 per year for their services in these capacities. Effective January 1, 2013, each Trustee will receive an annual consolidated fee of $76,000 plus $7,250 for attendance at each quarterly Board meeting, and such amount, up to a maximum of $3,250, as may be determined for attendance at special Board meetings convened

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as necessary, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board will continue to receive an additional fee of $25,000 per year and the Chairman of the Audit Committee will continue to receive an additional fee of $6,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Underwriter, or any parent of subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the Trust and PNC Advantage Funds (“Advantage”), another registered investment company overseen by the Trustees and for which PNC Capital Advisors, LLC serves as investment adviser, based on their average daily net assets. Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), which is an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust. BNY Mellon and the Adviser served as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.05% based on average daily net assets of the Trust’s Funds (excluding the Target Date Funds). For their services as Co-Administrators during the six months ended November 30, 2012, approximately 0.0218% was allocated to BNY Mellon and 0.0282% was allocated to the Adviser in aggregate. BNY Mellon also receives other transaction-based charges and is reimbursed for out-of-pocket expenses.

For the Target Date Funds, the Adviser received fees at an annual rate of 0.01% based on the average daily net assets of the Funds. BNY Mellon receives a base fee in addition to other transaction-based charges and is reimbursed for out-of-pocket expenses.

Affiliated Investments

The Target Date Funds seek to achieve their investment objectives by investing in a portfolio of securities and other instruments, which may exclusively, primarily or otherwise include PNC Funds (the “underlying Funds”).TheTarget Date Funds do not invest in the underlying Funds for the purpose of exercising management or control; however, investments made by each Target Date Fund within each of its principal investment strategies may represent a significant portion of an underlying Fund’s net assets. At November 30, 2012, the investments of any of the Target Date Funds did not represent a significant portion of the net assets of any of the underlying Funds.

The common stock of PNC Group and the common stock of BlackRock, Inc., an affiliate of the Adviser to the Trust, are included in the S&P 500® Index. Like the other stocks in the S&P 500® Index, the S&P 500 Index Fund will invest in the common stocks of PNC Group and BlackRock, Inc. in approximately the same proportions as the percentages those common stocks represent in the S&P 500® Index. iShares securities are considered affiliated investments through their affiliation with BlackRock, Inc. Dividends received from such investments are reported as “Dividends from affiliated investments” in the Statements of Operations. Gains and/or losses from the sale of affiliated investments are reported as “Net realized gain (loss) on affiliated investments sold” on the Statement of Operations.

The total value at May 31, 2012 and November 30, 2012, and the purchases, sales proceeds, dividends and realized gain (loss) on affiliated holdings for the six months ended November 30, 2012 are shown in the following table.

	Value of Affiliated Investments at 05/31/12 (000)	Value of Affiliated Investments at 11/30/12 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)	Realized Gain (Loss) on Affiliated Investments Sold (000)
Target 2020 Fund
iShares Dow Jones Select Dividend Index Fund	$–	$ 22	$ 22	$–	$–	$–
iShares MSCI EAFE Small Cap Index Fund	–	4	4	–	–	–
PNC International Equity Fund	–	93	90	–	–	–
PNC Large Cap Core Equity Fund	–	216	221	–	1	–
PNC Small Cap Fund	–	45	44	–	–	–
PNC Bond Fund	–	230	230	–	–	–
PNC High Yield Bond Fund	–	33	33	–	–	–
PNC Limited Maturity Bond Fund	–	77	77	–	–	–
	$–	$720	$721	$–	$1	$–

	Value of Affiliated Investments at 05/31/12 (000)	Value of Affiliated Investments at 11/30/12 (000)	Purchases (000)	Sales Proceeds (000)		Dividends from Affiliated Investments (000)			Realized Gain (Loss) on Affiliated Investments Sold (000)
Target 2030 Fund
iShares Dow Jones Select Dividend Index Fund	$–	$26	$22	$–			$–		$–
iShares MSCI EAFE Small Cap Index Fund	–	12	11	–			–		–
PNC International Equity Fund	–	132	127	–			–		–
PNC Large Cap Core Equity Fund	–	310	316	–			1		–
PNC Small Cap Fund	–	67	66	–			–		–
PNC Bond Fund	–	165	165	–			–		–
PNC High Yield Bond Fund	–	27	27	–			–		–
PNC Limited Maturity Bond Fund	–	738	739	–			–		–

	$–	$1,477	$1,473	$–			$1		$–

Target 2040 Fund
iShares Dow Jones Select Dividend Index Fund	$–	$31	$22	$–			$–		$–
iShares MSCI EAFE Small Cap Index Fund	–	14	13	–			–		–
PNC International Equity Fund	–	159	154	–			–		–
PNC Large Cap Core Equity Fund	–	372	379	–			1		–
PNC Small Cap Fund	–	80	79	–			–		–
PNC Bond Fund	–	75	75	–			–		–
PNC High Yield Bond Fund	–	12	12	–			–		–

	$–	$743	$734	$–			$1		$–

Target 2050 Fund
iShares Dow Jones Select Dividend Index Fund	$–	$36	$35	$–			$–		$–
iShares MSCI EAFE Small Cap Index Fund	–	15	15	–			–		–
PNC International Equity Fund	–	171	165	–			–		–
PNC Large Cap Core Equity Fund	–	419	426	–			1		–
PNC Small Cap Fund	–	88	86	–			–		–
PNC Bond Fund	–	53	53	–			–		–
PNC High Yield Bond Fund	–	8	8	–	*		–		–	*

	$–	$790	$788	$–			$1		$–

Retirement Income Fund
iShares Dow Jones Select Dividend Index Fund	$–	$20	$20	$–			$–		$–
iShares MSCI EAFE Small Cap Index Fund	–	2	2	–			–		–
PNC International Equity Fund	–	46	45	–			–		–
PNC Large Cap Core Equity Fund	–	148	150	–			–	*	–
PNC Small Cap Fund	–	30	30	–			–		–
PNC Bond Fund	–	224	224	–			–		–
PNC High Yield Bond Fund	–	22	22	–			–		–
PNC Limited Maturity Bond Fund	–	223	223	–			–		–

	$–	$715	$716	$–			$–		$–

Balanced Allocation Fund
iShares MSCI EAFE Value Index	$2,126	$3,402	$815	$–			$67		$–
iShares MSCI Emerging Markets Index Fund	1,569	1,852	100	–			19		–

	$3,695	$5,254	$915	$–			$86		$–

International Equity Fund
iShares MSCI EAFE Index Fund	$122	$1,949	$4,283	$1,315			$–		$62

Multi-Factor Small Cap Core Fund
iShares Russell 2000 Index Fund	$214	$193	$722	$385			$–		$6

Multi-Factor Small Cap Growth Fund
iShares Russell 2000 Index Fund	$81	$–	$413	$246		$	–*		$(1)

P N C   F u n d s

N O T E S   T O   F I N A N C I A L   S T A T E M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Value of Affiliated Investments at 05/31/12 (000)	Value of Affiliated Investments at 11/30/12 (000)	Purchases (000)	Sales Proceeds (000)	Dividends from Affiliated Investments (000)	Realized Gain (Loss) on Affiliated Investments Sold (000)
S&P 500 Index Fund
BlackRock	$154	$219	$60	$11	$4	$(2)
PNC Financial Services Group	289	257	31	19	4	– *

	$476	$476	$91	$30	$8	$(2)

*	Amount represents less than $500.

Affiliated Money Market Funds

Pursuant to SEC rules, the PNC Funds may invest cash balances not otherwise invested in portfolio securities and cash collateral from securities lending programs (see Note 9) to purchase shares of the Money Market Funds offered by the Trust, Advantage and/or the BlackRock Funds. As applicable, the Adviser will waive fees in an amount that offsets any distribution fees charged by the Money Market Funds. Dividends received from such investments are reported as “Income from affiliated funds” in the Statements of Operations.

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of the Adviser. The total net purchases and sales of affiliated holdings for the six months ended November 30, 2012 are shown in the following table.

	PNC Advantage Institutional Money Market Fund (000)	PNC Ohio Municipal Money Market Fund (000)	PNC Pennsylvania Tax Exempt Money Market Fund (000)	PNC Tax Exempt Money Market Fund (000)

Target 2020 Fund	$55	$–	$–	$–

Target 2030 Fund	46	–	–	–

Target 2040 Fund	36	–	–	–

Target 2050 Fund	35	–	–	–

Retirement Income Fund	106	–	–	–

Balanced Allocation Fund	1,561	–	–	–

International Equity Fund	(21,387)	–	–	–

Large Cap Core Equity Fund	(213)	–	–	–

Large Cap Growth Fund	379	–	–	–

Large Cap Value Fund	1,049	–	–	–

Mid Cap Value Fund	(774)	–	–	–

Multi-Factor Small Cap Core Fund	577	–	–	–

Multi-Factor Small Cap Growth Fund	392	–	–	–

Multi-Factor Small Cap Value Fund	(1,476)	–	–	–

S&P 500 Index Fund	719	–	–	–

Small Cap Fund	(1,126)	–	–	–

Bond Fund	(6,090)	–	–	–

Government Mortgage Fund	(1,370)	–	–	–

High Yield Bond Fund	110	–	–	–

Intermediate Bond Fund	(10,047)	–	–	–

Limited Maturity Bond Fund	(2,263)	–	–	–

Total Return Advantage Fund	(1,932)	–	–	–

Ultra Short Bond Fund	(17,552)	–	–	–

	PNC Advantage Institutional Money Market Fund (000)	PNC Ohio Municipal Money Market Fund (000)	PNC Pennsylvania Tax Exempt Money Market Fund (000)	PNC Tax Exempt Money Market Fund (000)

Intermediate Tax Exempt Bond Fund	$–	$–	$–	$(802)

Ohio Intermediate Tax Exempt Bond Fund	–	(52)	–	–

Pennsylvania Intermediate Municipal Bond Fund	–	–	(3,257)	–

Tax Exempt Limited Maturity Bond Fund	–	–	–	(1,431)

Amounts presented as positive numbers represent net purchases of the respective Funds. Amounts presented as (negative) numbers represent net sales of the respective Funds.

Details of affiliated holdings at November 30, 2012 are included in the respective Fund’s Schedules of Investments.

4. Custodian, Distribution/12b-1 Fees and Transfer Agent Fees

Custodian Fees

The Bank of New York Mellon, an affiliate of BNY Mellon (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. The Bank of New York Mellon also serves as Custodian for Advantage. The Custodian fees for the Trust (excluding the Target Date Funds) and Advantage are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage, 0.002% of the next $5 billion of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage and 0.001% of the combined average daily gross assets in excess of $10 billion. The Custodian fees are allocated to the Trust (excluding the Target Date Funds) and Advantage based on each Fund’s relative average daily net assets. The Bank of New York Mellon also receives other transaction-based charges and is reimbursed for out-of-pocket expenses.

For the Target Date Funds, the Bank of New York Mellon receives a base fee in addition to other transaction-based charges and is reimbursed for out-of-pocket expenses.

Distribution/12b-1 Fees

Professional Funds Distributor, LLC (“PFD”) was acquired by Foreside Financial Group, LLC. A distribution agreement between PFD and the Trust was approved by the Board at its May 31, 2012 board meeting and became effective July 2, 2012. PFD has since been renamed as PNC Funds Distributor, LLC (the “Underwriter”). For its services to the Trust, the Underwriter receives an annual fee payable directly by the Adviser.

The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act (“Rule 12b-1”). Pursuant to the Class A Shares plan, the Funds reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class A Shares. The Board renewed a contractual commitment whereby actual distribution fees for Class A Shares will be no more than the Distribution (12b-1) fees stated in the table below for Class A Shares of each Fund. This commitment continues through September 27, 2013, at which time the Board will consider whether to renew, revise or discontinue it.

The Trust also has adopted a distribution plan for Class C Shares of the Funds in accordance with Rule 12b-1. Pursuant to the Class C Shares plan, the Funds compensate the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount up to 0.75% per annum of the average daily net assets of the Funds’ Class C Shares.

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

For the six months ended November 30, 2012, the 12b-1 fee accrual rates were as shown in the following table:

	Annual Rate
	Class A	Class C
Balanced Allocation Fund	0.040%	0.750%
International Equity Fund	0.050%	0.750%
Large Cap Core Equity Fund	0.030%	0.750%
Large Cap Growth Fund	0.050%	0.750%
Large Cap Value Fund	0.050%	0.750%
Mid Cap Value Fund	0.030%*	0.750%
Multi-Factor Small Cap Core Fund	0.030%	0.750%
Multi-Factor Small Cap Growth Fund	0.030%	0.750%
Multi-Factor Small Cap Value Fund	0.040%	0.750%
S&P 500 Index Fund	0.005%	0.750%
Small Cap Fund	0.050%	0.750%
Bond Fund	0.030%	0.750%
Government Mortgage Fund	0.030%	0.750%
High Yield Bond Fund	0.010%	N/A
Intermediate Bond Fund	0.030%	0.750%
Limited Maturity Bond Fund	0.030%	0.750%
Total Return Advantage Fund	0.030%	0.750%
Ultra Short Bond Fund	0.030%	N/A
Intermediate Tax Exempt Bond Fund	0.030%	0.750%
Maryland Tax Exempt Bond Fund	0.030%	0.750%
Michigan Intermediate Municipal Bond Fund	0.020%	0.750%
Ohio Intermediate Tax Exempt Bond Fund	0.030%	0.750%
Pennsylvania Intermediate Municipal Bond Fund	0.020%	0.750%
Tax Exempt Limited Maturity Bond Fund	0.030%	0.750%

*

The Underwriter voluntarily agreed to reduce 12b-1 fees to 0.030% for the Class A Shares of the Mid Cap Value Fund for the period October 8, 2012 to May 31, 2013. Prior to the voluntary reduction, the Board approved a 12b-1 fee for the Class A Shares of the Mid Cap Value Fund of up to 0.050%.

During the year ended May 31, 2012, a portion of the Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund and Small Cap Fund Class A Shares distribution plan payable balances as of May 31, 2011 in excess of actual expenses incurred by the Underwriter were reversed.

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended November 30, 2012, BNY Mellon received $771,461 from the Trust in aggregate fees and expenses for services rendered under the Transfer Agency Services Agreement. Of this amount, the Target Date, Equity, and Fixed Income and Tax Exempt Bond Funds paid $60, $301,895 and $222,687, respectively, to BNY Mellon.

5. Investments

During the six months ended November 30, 2012, the cost of purchases and proceeds from sales of investments, other than short-term investments, were:

	Cost of Purchases and Proceeds from Sales and Maturities of Long-Term Securities (other than U.S. Government Obligations)		Cost of Purchases and Proceeds from Sales and Maturities of Long-Term U.S. Government Obligations
	Purchases (000)	Sales (000)	Purchases (000)	Sales (000)
Target Date 2020	$ 950	$ –	$ –	$ –
Target Date 2030	960	–	–	–
Target Date 2040	970	–	–	–
Target Date 2050	1,018	–	–	–
Retirement Income Fund	900	–	–	–
Balanced Allocation Fund	12,829	18,892	4,022	2,751
International Equity Fund	54,669	49,368	–	–
Large Cap Core Equity Fund	12,923	7,291	–	–
Large Cap Growth Fund	25,439	31,299	–	–
Large Cap Value Fund	13,562	26,306	–	–
Mid Cap Value Fund	5,382	33,805	–	–
Multi-Factor Small Cap Core Fund	7,129	7,098	–	–
Multi-Factor Small Cap Growth Fund	7,139	8,562	–	–
Multi-Factor Small Cap Value Fund	12,173	15,813	–	–
S&P 500 Index Fund	4,910	10,669	–	–
Small Cap Fund	24,356	37,993	–	–
Bond Fund	25,749	51,417	24,545	9,632
Government Mortgage Fund	21,738	24,180	9,107	–
High Yield Bond Fund	4,845	2,470	–	–
Intermediate Bond Fund	53,663	114,490	73,144	19,379
Limited Maturity Bond Fund	39,741	61,536	33,622	29,673
Total Return Advantage Fund	44,750	93,750	47,158	22,607
Ultra Short Bond Fund	76,854	128,873	85,163	153,807
Intermediate Tax Exempt Bond	20,636	13,231	–	–
Maryland Tax Exempt Bond	6,423	6,533	–	–
Michigan Intermediate Municipal Bond	1,327	1,427	–	–
Ohio Intermediate Tax Exempt Bond	11,090	13,895	–	–
Pennsylvania Intermediate Municipal Bond	5,205	3,405	–	–
Tax Exempt Limited Maturity Bond	40,576	28,679	–	–

6. Federal Income Taxes

Each Fund is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not recognition threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the current six months ended November 30, 2012

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v em b e r 30,  2012  (U n a u d i t e d)

and for each Fund’s open tax years (years ended May 31, 2009 through May 31, 2012), with the exception of the Target Date Funds which commenced operations on October 1, 2012, and has concluded that no provision for income tax is required in each Fund’s financial statements.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation, investments in partnerships, investments in royalty trusts, investments in Passive Foreign Investment Companies (“PFICs”), wash sales, paydowns, foreign currency translation and the expiration of capital loss carryforwards. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Equity, Fixed Income and Tax Exempt Bond Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate components of net assets in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2012:

	Undistributed (Distributions in Excess of) Net Investment Income (000)	Accumulated Net Realized Gains (Losses) (000)	Shares of Beneficial Interest (000)
Balanced Allocation Fund	$ (32)	$ 32	$ –
International Equity Fund	(433)	433	–
Large Cap Value Fund	(15)	15	–
Mid Cap Value Fund	–*	–*	–
Multi-Factor Small Cap Core Fund	(5)	6	(1)
Multi-Factor Small Cap Growth Fund	13	(13)	–
Multi-Factor Small Cap Value Fund	46	(46)	–
Small Cap Fund	–*	–*	–
Bond Fund	292	(292)	–
Government Mortgage Fund	369	(369)	–
Intermediate Bond Fund	275	(275)	–
Limited Maturity Bond Fund	702	(702)	–
Total Return Advantage Fund	282	(282)	–
Ultra Short Bond Fund	1,948	(1,948)	–
Intermediate Tax Exempt Bond Fund	–*	–*	–
Maryland Tax Exempt Bond Fund	–*	–*	–
Michigan Intermediate Municipal Bond Fund	1	(1)	–
Ohio Intermediate Tax Exempt Bond Fund	–*	–*	–

*Amount represents less than $500.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. During the fiscal year ended May 31, 2012, capital loss carryforwards that were utilized to offset capital gains were as follows:

Fund	(000)
Balanced Allocation Fund	$1,944
Large Cap Core Equity Fund	1,142
Large Cap Growth Fund	7,283
Multi-Factor Small Cap Core Fund	1,435
Multi-Factor Small Cap Growth Fund	4,272
Multi-Factor Small Cap Value Fund	3,418
S&P 500 Index Fund	401

Fund	(000)
Bond Fund	$3,655
Government Mortgage Fund	1,826
Limited Maturity Bond Fund	1,072
Total Return Advantage Fund	3,069
Tax Exempt Limited Maturity Bond Fund	211

At May 31, 2012, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

				Expiring May 31,
	2013	2014	2015	2016	2017	2018	2019	Indefinite	Total
Balanced Allocation Fund	$–	$–	$–	$–	$5,822	$4,115	$–	$–	$9,937
International Equity Fund(1)	–	–	–	–	44,451	13,237	–	903	58,591
Large Cap Core Equity Fund(3)	–	–	–	9,594	–	27,880	–	–	37,474
Large Cap Growth Fund(3)	–	–	–	17,041	–	40,866	–	–	57,907
Large Cap Value Fund	–	–	–	–	70,921	44,150	–	732	115,803
Mid Cap Value Fund	–	–	–	–	40,981	20,694	–	3,454	65,129
Multi-Factor Small Cap Core Fund	–	–	–	–	4,504	3,852	–	–	8,356
Multi-Factor Small Cap Growth Fund(2)	–	–	–	–	8,006	–	–	–	8,006
Multi-Factor Small Cap Value Fund	–	–	–	–	36,352	24,328	–	–	60,680
S&P 500 Index Fund	–	–	–	–	–	3,819	–	–	3,819
Small Cap Fund(1)	–	–	–	–	7,413	712	–	678	8,803
Government Mortgage Fund	–	1,580	2,138	–	–	61	–	–	3,779
Limited Maturity Bond Fund	–	2,012	2,712	–	224	–	–	–	4,948
Total Return Advantage Fund	–	–	–	–	–	11,986	–	–	11,986
Ultra Short Bond Fund	132	1,609	784	–	–	–	1,002	1,954	5,481

(1)	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with its respective PNC Fund on February 1, 2010.
(2)	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation due to the Fund’s merger with the Allegiant Multi-Factor Mid Cap Growth on July 24, 2009.
(3)	The Funds were subject to limitations not related to the respective Funds’ mergers.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses incurred after May 31, 2011 may be carried forward indefinitely with their character retained as short term or long term. Net capital losses incurred prior to May 31, 2011 may be carried forward for eight years and are treated as short term capital losses in the year to which they were carried. However, the Modernization Act requires that post-enactment net capital losses (i.e., those incurred after May 31, 2011) be used before pre-enactment net capital loss carryforwards which increases the likelihood that pre-enactment capital loss carryforwards will expire unused.

7. Shares of Beneficial Interest

The Trust’s Declaration of Trust authorizes the Board to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes of shares and to classify or reclassify any class of shares into one or more series of shares. Transactions in capital shares are summarized (in thousands) on the following pages for the Target Date, Equity, Fixed Income and Tax Exempt Bond Funds.

Class I
Six Months Ended 11/30/12
Target Date 2020 Fund*
Shares issued	100
Shares reinvested	–
Shares redeemed	–
Net increase	100

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 2  ( U n a u d i t e d )

Class I
Six Months Ended 11/30/12

Target Date 2030 Fund*
Shares issued	100
Shares reinvested	–
Shares redeemed	–
Net increase	100

Target Date 2040 Fund*
Shares issued	100
Shares reinvested	–
Shares redeemed	–
Net increase	100

Target Date 2050 Fund*
Shares issued	105
Shares reinvested	–
Shares redeemed	–
Net increase	105

Retirement Income Fund*
Shares issued	100
Shares reinvested	–
Shares redeemed	–
Net increase	100

*Commenced operations on October 1, 2012. Initial seed capital in the amount of 100,000 shares was invested in the Fund by an affiliate of the Advisor.

	Class I		Class A		Class C
	Six Months Ended 11/30/12	Year Ended 5/31/12	Six Months Ended 11/30/12	Year Ended 5/31/12	Six Months Ended 11/30/12	Year Ended 5/31/12

Balanced Allocation Fund
Shares issued	90	488	24	53	4	2
Shares reinvested	33	91	6	16	–	1
Shares redeemed	(170)	(3,697)	(101)	(263)	(6)	(10)
Net decrease	(47)	(3,118)	(71)	(194)	(2)	(7)

International Equity Fund
Shares issued	1,056	3,695	5	10	2	2
Share reinvested	–	167	–	6	–	–
Shares redeemed	(1,727)	(2,980)	(60)	(126)	(2)	(6)
Net increase (decrease)	(671)	882	(55)	(110)	–	(4)

Large Cap Core Equity Fund
Shares issued	651	666	4	5	1	2
Shares reinvested	6	11	1	2	–	–
Shares redeemed	(174)	(341)	(24)	(85)	(4)	(7)
Net increase (decrease)	483	336	(19)	(78)	(3)	(5)

	Class I		Class A		Class C
	Six Months Ended 11/30/12	Year Ended 5/31/12	Six Months Ended 11/30/12	Year Ended 5/31/12	Six Months Ended 11/30/12	Year Ended 5/31/12
Large Cap Growth Fund
Shares issued	25	115	3	8	–	–
Shares reinvested	–	12	–	2	–	–
Shares redeemed	(312)	(1,500)	(67)	(198)	–	(5)
Net decrease	(287)	(1,373)	(64)	(188)	–	(5)

Large Cap Value Fund
Shares issued	162	574	6	11	–	–
Shares reinvested	27	75	8	21	–	–
Shares redeemed	(888)	(3,766)	(126)	(429)	(1)	(2)
Net decrease	(699)	(3,117)	(112)	(397)	(1)	(2)

Mid Cap Value Fund
Shares issued	125	359	9	78	4	2
Shares reinvested	–	20	–	2	–	–
Shares redeemed	(2,194)	(3,421)	(215)	(1,920)	(45)	(61)
Net decrease	(2,069)	(3,042)	(206)	(1,840)	(41)	(59)

Multi-Factor Small Cap Core Fund
Shares issued	1	89	37	7	–	–
Shares reinvested	–	3	–	–	–	–
Shares redeemed	42	(3)	7	(2)	–	–
Net increase	43	89	44	5	–	–

Multi-Factor Small Cap Growth Fund
Shares issued	1	13	37	8	–	–
Shares redeemed	(42)	(64)	(7)	(270)	–	–
Net increase (decrease)	(41)	(51)	30	(262)	–	–

Multi-Factor Small Cap Value Fund
Shares issued	31	95	44	51	2	4
Shares reinvested	–	6	–	9	–	–
Shares redeemed	(211)	(704)	(185)	(397)	(12)	(32)
Net decrease	(180)	(603)	(141)	(337)	(10)	(28)

S&P 500 Index Fund
Shares issued	497	1,093	172	389	2	12
Shares reinvested	60	142	15	30	1	1
Shares redeemed	(1,199)	(1,648)	(220)	(579)	(17)	(22)
Net decrease	(642)	(413)	(33)	(160)	(14)	(9)

Small Cap Fund
Shares issued	898	767	473	25	51	10
Shares redeemed	(2,099)	(2,910)	(52)	(55)	(55)	(4)
Net increase (decrease)	(1,201)	(2,143)	421	(30)	(4)	6

Bond Fund
Shares issued	964	3,470	13	7	4	6
Shares reinvested	104	229	3	9	–	1
Shares redeemed	(1,206)	(7,742)	(29)	(92)	(5)	(16)
Net decrease	(138)	(4,043)	(13)	(76)	(1)	(9)

P N C  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 2   ( U n a u d i t e d )

	Class I		Class A		Class C
	Six Months Ended 11/30/12	Year Ended 5/31/12	Six Months Ended 11/30/12	Year Ended 5/31/12	Six Months Ended 11/30/12	Year Ended 5/31/12
Government Mortgage Fund
Shares issued	2,687	2,633	132	136	35	98
Shares reinvested	55	136	13	33	1	3
Shares redeemed	(1,896)	(5,154)	(317)	(303)	(48)	(84)
Net increase (decrease)	846	(2,385)	(172)	(134)	(12)	17

High Yield Bond Fund
Shares issued	286	269	9	24	–	–
Shares reinvested	33	75	1	3	–	–
Shares redeemed	(38)	(33)	(10)	(6)	–	–
Net increase (decrease)	281	311	–	21	–	–

Intermediate Bond Fund
Shares issued	1,921	7,392	9	21	31	5
Shares reinvested	174	611	4	17	–	2
Shares redeemed	(2,830)	(5,091)	(35)	(165)	(18)	(28)
Net increase (decrease)	(735)	2,912	(22)	(127)	13	(21)

Limited Maturity Bond Fund
Shares issued	3,520	9,221	6	44	10	21
Shares reinvested	88	228	1	6	–	1
Shares redeemed	(5,446)	(7,120)	(102)	(266)	(33)	(107)
Net increase (decrease)	(1,838)	2,329	(95)	(216)	(23)	(85)

Total Return Advantage Fund
Shares issued	2,358	6,369	22	72	11	19
Shares reinvested	86	246	5	15	–	–
Shares redeemed	(2,888)	(5,695)	(46)	(199)	–	(8)
Net increase (decrease)	(444)	920	(19)	(112)	11	11

Ultra Short Bond Fund
Shares issued	12,154	37,305	9	138	–	–
Shares reinvested	48	117	1	2	–	–
Shares redeemed	(27,831)	(34,619)	(154)	(388)	–	–
Net increase (decrease)	(15,629)	2,803	(144)	(248)	–	–

Intermediate Tax Exempt Bond Fund
Shares issued	1,231	1,948	1	25	13	29
Shares reinvested	9	23	2	7	–	–
Shares redeemed	(919)	(2,121)	(56)	(179)	(15)	(11)
Net increase (decrease)	321	(150)	(53)	(147)	(2)	18

Maryland Tax Exempt Bond Fund
Shares issued	209	469	–	6	5	–
Shares reinvested	4	18	–	1	–	–
Shares redeemed	(308)	(525)	–	–	–	–
Net increase (decrease)	(95)	(38)	–	7	5	–

	Class I		Class A		Class C
	Six Months Ended 11/30/12	Year Ended 5/31/12	Six Months Ended 11/30/12	Year Ended 5/31/12	Six Months Ended 11/30/12	Year Ended 5/31/12
Michigan Intermediate Municipal Bond Fund
Shares issued	60	98	12	8	–	2
Shares reinvested	1	7	6	33	–	–
Shares redeemed	(122)	(360)	(24)	(186)	(3)	–
Net increase (decrease)	(61)	(255)	(6)	(145)	(3)	2

Ohio Intermediate Tax Exempt Bond Fund
Shares issued	149	808	5	16	1	10
Shares reinvested	4	24	7	26	–	2
Shares redeemed	(402)	(1,328)	(50)	(244)	(1)	(42)
Net decrease	(249)	(496)	(38)	(202)	–	(30)

Pennsylvania Intermediate Municipal Bond Fund
Shares issued	134	448	29	17	–	6
Shares reinvested	1	8	3	10	1	3
Shares redeemed	(203)	(362)	(22)	(33)	(5)	(10)
Net increase (decrease)	(68)	94	10	(6)	(4)	(1)

Tax Exempt Limited Maturity Municipal Bond Fund
Shares issued	3,472	3,738	2	–	–	–
Shares reinvested	17	15	–	1	–	–
Shares redeemed	(2,409)	(2,896)	–	(1)	1	(2)
Net increase (decrease)	1,080	857	2	–	1	(2)

8. Market and Credit Risk

Some countries in which certain of the Equity and Fixed Income Funds may invest require government approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities exchanges in the United States. Consequently, acquisition and disposition of securities by a Fund may be inhibited.

A significant proportion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by a Fund.

The Balanced Allocation Fund and each Fixed Income Fund may invest in securities whose value is derived from an underlying pool of mortgages or consumer loans. Prepayment of these loans may shorten the stated maturity of these respective obligations and may result in a loss.

Each Target Date, Equity, Fixed Income and Tax Exempt Bond Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

The MarylandTax Exempt Bond, Michigan Intermediate Municipal Bond, Ohio IntermediateTax Exempt Bond and Pennsylvania Intermediate Municipal Bond Funds follow an investment policy of investing primarily in municipal obligations of one state. The Intermediate Tax Exempt Bond Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise

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concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Tax Exempt Bond Funds. The repayment of certain municipal obligations may be insured by third parties. Although bond insurance reduces the risk of loss due to default by a municipal issuer, insured bonds remain subject to the risk that their market values may fluctuate for other reasons and there is no assurance that the insurance provider will meet its obligations. Insured securities have been identified in the Schedules of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Tax Exempt Bond Funds.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity.

9. Securities Lending

To generate additional income, the Equity Funds and Fixed Income Funds (the “Lending Funds”) may lend their securities pursuant to securities lending agreements (“Lending Agreement”). The Lending Funds may lend their securities pursuant to a Lending Agreement with Brown Brothers Harriman (“BBH”), the securities lending agent. The Lending Funds may lend up to 50% of the securities in which they are invested requiring that the loan be continuously collateralized by cash as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned plus accrued interest on the securities loaned. The Lending Funds continue to earn interest and dividends on securities loaned while simultaneously seeking to earn interest on the investment of collateral. The Lending Funds receive 80% of the income earned on the investment of collateral net of broker rebates and other expenses incurred by the securities lending agent.

There may be risks of delay in recovery of the securities, loss of value in the collateral provided by the borrower or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by the Adviser to be of good standing and creditworthy under guidelines established by the Board and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the lending Funds or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Prior to the Reorganization, certain portfolios of the Acquired Funds participated in a securities lending program whereby portfolio securities were lent to approved brokers, dealers, or other financial institutions to earn additional income. Cash collateral received in connection with securities lending was invested in a joint collateral account for all portfolios of the Acquired Funds that participated in the securities lending program and was typically invested in certain high quality, liquid securities. For a period of time, the collateral account held a security which was being fair-valued in accordance with Board approved procedures at a value less than the value of collateral owed back to borrowers. The security was eventually exchanged for its underlying collateral which was eventually sold at a loss. A payment was made by the Adviser to partially offset the loss.

10. Contributions of Capital by Affiliate

On September 27, payments were made by the Adviser of $14,231, $102,161, $6,524 and $2,549 to International Equity, Small Cap, Limited Maturity Bond and Total Return Advantage Funds, respectively. The payments offset losses relating to a change in valuation methodology of an asset in the securities lending collateral account of the Acquired Funds prior to the Reorganization.

11. Payment by Affiliate

On August 25, 2011, a payment was made by the Adviser in the amount of $906 to offset a trade error in the S&P 500 Index Fund. This amount is included as payment by affiliate in the Fund’s Statement of Operations.

On October 27, 2011, payments were made by the Adviser in the amounts of $1,660 and $45,307 to offset trade errors in Balanced Allocation Fund and International Equity Fund, respectively. These amounts are included as payment by affiliate in the respective Fund’s Statement of Operations.

12. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

13. Recent Accounting Pronouncement

In December 2011, FASB issued Accounting Standards Update (the “ASU”) “Disclosures about Offsetting Assets and Liabilities,” The ASU requires an entity to make additional disclosures about offsetting assets and liabilities and related arrangements. The new guidance seeks to enhance disclosures by requiring improved information about financial instruments and derivatives instruments that are either (1) offset in according with GAAP or (2) subject to enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with GAAP. The objective of this information is to enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of netting associated with certain financial instruments and derivative instruments in the scope of the update. The ASU is effective for annual periods beginning on or after January 1, 2013 and interim periods within those fiscal periods. Adoption of this accounting guidance is currently being assessed but is not expected to have a material impact to the Funds’ financial statements or disclosures.

14. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded.

T R U S T E E S  R E V I E W  A N D  A P P R O V A L  O F  A D V I S O R Y  A N D  S U B - A D V I S O R Y

A G R E E M E N T S

Approval of Advisory Agreement for Equity Funds and Fixed Income and Tax Exempt Bond Funds

At a meeting held on June 1, 2012, the Trustees of PNC Funds (the “Trust”), including a majority of the Trustees who are not “interested persons” (as such term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), met in person to conduct their annual review of the Advisory Agreement between the Trust and PNC Capital Advisors, LLC (the “Adviser”).

The Trustees discussed with independent counsel to the Trustees (“Independent Counsel”) a memorandum prepared by Independent Counsel that provided a summary of the Trustees’ fiduciary responsibilities under state and federal law relating to the approval of the continuation of the Advisory Agreement. They further discussed that the agreement renewal process was being divided into two meetings to allow the Adviser to present material relating to the services provided to the Funds for the Trustees’ review at the first and to permit the Trustees time to request and evaluate additional information from the Adviser prior to approving the agreement at the next Board meeting.

Independent Counsel then referred the Trustees to the comprehensive written materials prepared by the Adviser in response to Independent Counsel’s request on behalf of the Trustees. These materials addressed the nature of the advisory services provided by the Adviser, including portfolio management personnel and their compensation structure; the performance of the Adviser, including the performance of its other similarly managed accounts; the profitability of the Adviser; the Adviser’s operations with respect to its oversight of sub-advisers; brokerage, trading, soft dollar practices and securities lending practices; fees and expenses of each Fund compared to a peer group selected by Lipper, Inc.; the compliance program of the Adviser; and risk management and monitoring measures. The Trustees then received presentations on a number of topics, including the profitability of the Adviser. A detailed discussion ensued in which the Trustees discussed various factors including, but not limited to, the resources devoted to management of the Funds and a comparison of the fees charged to the Funds with those charged to the Adviser’s institutional clients who receive similar advisory services. Based on this discussion, the Trustees requested additional information from the Adviser relating to fee waiver differences between certain Funds.

At a meeting held on August 29, 2012, the Trustees of the Trust, including the Independent Trustees, met in person to consider the renewal of the Advisory Agreement between the Trust and the Adviser for a one-year period commencing October 1, 2012. They discussed each fund separately and voted to approve the Advisory Agreement on a fund-by-fund basis.

Independent Counsel noted that the Trustees had reviewed at their previous meeting comprehensive written materials prepared by the Adviser in response to Independent Counsel’s request on behalf of the Trustees. Independent Counsel then reported that the Trustees had discussed their responsibilities relating to the approval of the Advisory Agreement, as well as the Adviser’s responses to the Trustees’ follow up questions on the written materials, during their Executive Session. In reaching their decision to renew the Advisory Agreement, the Trustees considered whether the agreement continues to be in the best interests of each of the funds and their shareholders, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the agreement. They discussed the materials pertaining to the other factors that they must consider for annual review of the agreement as presented at the June meeting, as well as information relevant to the Adviser’s services that they receive throughout the year.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Trustees confirmed that there were no pending litigation or regulatory actions against the Adviser that would adversely affect or prohibit the Adviser’s services to the Trust.

Based on this review, the Trustees concluded that the Adviser had the capabilities, resources and personnel necessary to act as the investment adviser. With respect to the advisory fees, the Trustees noted that such fees remained the same and concluded such fees were fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Trustees concluded that the terms of the agreement remained reasonable and fair and that the renewal of the Advisory Agreement was in the best interests of the Trust and the funds’ shareholders.

Approval of Advisory Agreement for Target Date Funds

At a meeting held on August 30, 2012, the Trustees of the Trust, including the Independent Trustees, met in person and voted to approve and adopt on behalf of each of the Target 2020 Fund, Target 2030 Fund, Target 2040 Fund, Target 2050 Fund and Retirement Income Fund (collectively, the “Target Date Funds”) the Advisory Agreement between the Trust and the Adviser.

The Trustees discussed in detail comprehensive written materials prepared by the Adviser with respect to the launch of the Target Date Funds, which included a discussion of the Advisory Agreement and advisory fees associated with such funds. These materials addressed the nature of the advisory services provided by the Adviser, including portfolio management; fees and expenses of the Target Date Funds as compared to industry peers; and updates to the compliance program, risk management and monitoring measures of the Adviser with respect to the Target Date Funds. They further considered the fallout benefits that may accrue to other funds by virtue of the Target Date Funds’ structure. During the discussion of the Target Date Funds’ proposed advisory fees, it was noted that the proposed advisory fee was designed to reduce the risk that shareholders would pay a duplicative advisory fee to the Adviser. Independent Counsel then reported that the Trustees had discussed their responsibilities relating to the approval of the Advisory Agreement on behalf of the Target Date Funds, as well as the Adviser’s comprehensive written materials, during their Executive Session.

In reaching their decision to approve the Advisory Agreement on behalf of the Target Date Funds, the Trustees considered whether the agreement was in the best interests of each of the funds and their prospective shareholders, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the agreement to the Trust.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Trustees confirmed that there were no pending litigation or regulatory actions against the Adviser that would adversely affect or prohibit the Adviser’s services to the Trust.

Based on this review, the Trustees concluded that the Adviser had the capabilities, resources and personnel necessary to act as the investment adviser for the Target Date Funds. Based on their evaluation of all material factors, including those described above, the Trustees concluded that the terms of the agreement were reasonable and fair and that the adoption of the Advisory Agreement on behalf of the Target Date Funds was in the best interests of the Trust and the funds’ shareholders.

Approval of Sub-Advisory Agreement for PNC International Equity Fund

At a meeting held on June 1, 2012, the Trustees of PNC Funds (the “Trust”), including a majority of the Trustees who are not “interested persons” (as such term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), met in person and voted to approve the renewal of the Sub-Advisory Agreement between PNC Capital Advisors, LLC (the “Adviser”) and Polaris Capital Management, LLC (the “Sub-Adviser’), on behalf of the PNC International Equity Fund (the “Fund”) for a one-year period commencing August 31, 2012.

The Trustees discussed with independent counsel to the Trustees (“Independent Counsel”) a memorandum prepared by Independent Counsel relating to the Trustees’ responsibilities in considering the continuation of the Sub-Advisory Agreement. The Trustees then discussed in detail the comprehensive materials provided to the Trustees in response to the request by the Adviser and the report at the meeting from representatives from the Sub-Adviser on the nature of the sub-advisory services provided by the Sub-Adviser, including the personnel dedicated to performing services for the Sub-Adviser and the research, due diligence and investment selection process utilized by the Sub-Adviser; the performance of the Sub-Adviser, including the performance of its other similarly managed accounts; the profitability of the Sub-Adviser related to providing sub-advisory services to PNC International Equity Fund; the operations, policies and procedures and compliance systems of the Sub-Adviser; succession planning with the Sub-Adviser; and risk management and monitoring measures. The Trustees discussed whether the continuance of the Sub-Advisory Agreement would be in the best interests of shareholders, based primarily on the nature and quality of the services provided by the Sub-Adviser and whether the terms of the Sub-Advisory Agreement were reasonable. In considering the nature and quality of the services, the Trustees considered the investment and business operations capabilities of the Sub-Adviser. In connection with this discussion, the Trustees inquired of the Adviser about its experience with the Sub-Adviser. Based on this review, the Trustees concluded that the Sub-Adviser had the capabilities, resources and personnel necessary to serve as sub-adviser to the Fund.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Trustees confirmed that there were no pending litigation or regulatory actions against the Sub-Adviser that would adversely affect or prohibit the Sub-Adviser’s services to the Fund. With respect to the advisory fees, the Trustees noted that such fees remained the same and concluded such fees were fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Trustees concluded that the terms of the agreement remained reasonable and fair and that the renewal of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

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Proxy Voting

A description of the policies and procedures that PNC Funds use to determine how to vote proxies relating to their portfolio securities as well as information regarding how PNC Funds voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Fund’s website at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

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Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza,

Suite 100,

Portland, ME 04101

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

P.O. Box 9795

Providence, RI 02940-9795

SEMI-ANNUAL REPORT

November 30, 2012

(Unaudited)

PNC Money Market Funds

PNC FUNDS

PNC MONEY MARKET FUNDS SEMI-ANNUAL REPORT	T A B L E O F C O N T E N T S

	Message from the President	1
	Investment Abbreviations and Definitions for Schedules of Investments	4

MONEY MARKET FUNDS

Government Money Market Fund

Money Market Fund

Ohio Municipal Money Market Fund

Pennsylvania Tax Exempt Money Market Fund

Tax Exempt Money Market Fund

Treasury Money Market Fund

OTHER PNC FUNDS

TARGET DATE FUNDS

Target 2020 Fund

Target 2030 Fund

Target 2040 Fund

Target 2050 Fund

Retirement Income Fund

EQUITY FUNDS

Balanced Allocation Fund

International Equity Fund

Large Cap Core Equity Fund

Large Cap Growth Fund

Large Cap Value Fund

Mid Cap Value Fund

Multi-Factor Small Cap Core Fund

Multi-Factor Small Cap Growth Fund

Multi-Factor Small Cap Value Fund

S&P 500 Index Fund

Small Cap Fund

FIXED INCOME FUNDS

Bond Fund

Government Mortgage Fund

High Yield Bond Fund

Intermediate Bond Fund

Limited Maturity Bond Fund

Total Return Advantage Fund

Ultra Short Bond Fund

TAX EXEMPT BOND FUNDS

Intermediate Tax Exempt Bond Fund

Maryland Tax Exempt Bond Fund

Michigan Intermediate Municipal Bond Fund

Ohio Intermediate Tax Exempt Bond Fund

Pennsylvania Intermediate Municipal Bond Fund

Tax Exempt Limited Maturity Bond Fund

	Summary of Portfolio Holdings	6
	Expense Tables	8

		Financial Highlights	Schedule of Investments
	Government Money Market Fund	10	16
	Money Market Fund	11	19
	Ohio Municipal Money Market Fund	12	23
	Pennsylvania Tax Exempt Money Market Fund	13	25
	Tax Exempt Money Market Fund	14	27
	Treasury Money Market Fund	15	31
	Statements of Assets and Liabilities		32
	Statements of Operations		36
	Statements of Changes in Net Assets		38
	Notes to Financial Statements		40
	Trustees Review and Approval of Advisory Agreement		48
	Proxy Voting and Quarterly Schedules of Investments		49

This material must be preceded or accompanied by a prospectus.

You should consider the investment objectives, risks, charges and expenses of the PNC Money Market Funds (the “Funds”) carefully before investing. A prospectus and other information about the Funds may be obtained by calling your investment professional, calling 1-800-622-FUND (3863) or downloading one at pncfunds.com. Please read it carefully before investing.

		NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE

PNC Capital Advisors, LLC (“PCA”), a subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and co-administrator to PNC Funds and receives fees for its services. PNC Funds are distributed by PNC Funds Distributor, LLC (“Distributor”), Three Canal Plaza, Suite 100, Portland, ME 04101. The Distributor is not affiliated with PCA and is not a bank.

©2013 The PNC Financial Services Group, Inc. All rights reserved.

An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

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Dear Shareholders:

We are pleased to present this semi-annual report for PNC Money Market Funds as of November 30, 2012.

We continue to believe that by offering the opportunity to diversify your investments among an array of money market, taxable and tax-exempt fixed income, equity and retirement-oriented mutual funds, PNC Capital Advisors, LLC may help you and/or your adviser fulfill your individual asset allocation objectives.

Before reviewing the financial statements and schedules of investments of your individual mutual fund investments, it may be useful to take a brief look at the major factors affecting the economy and the money markets over the six month period from June 1, 2012 to November 30, 2012, especially given the volatility experienced during this semi-annual period.

Economic Review

The U.S. economy muddled along during the semi-annual period. Real Gross Domestic Product (“GDP”) had increased 1.9% in the first quarter of 2012 but then decelerated to 1.3% in the second quarter of 2012 before bouncing back somewhat encouragingly to 2.7% in the third quarter of 2012.

As the annual period began in June 2012, the pace of economic growth had declined noticeably from the steam it had seemed to gather after the relatively mild winter. Most discouraging was the downshift in payroll growth, as average payroll gains dropped from 200,000 in the first quarter to approximately 75,000 in the second quarter. Initial unemployment claims trended higher. Motor vehicle sales and the ISM Purchasing Managers’ manufacturing index retreated from their first quarter levels. Tempered optimism regarding the U.S. economy was set against a challenging global backdrop, as Europe’s seeming reluctance to craft a meaningful long-term solution to its lingering sovereign debt problems and China’s decelerating economic growth brought recession fears back into the national consciousness.

During the third calendar quarter, statistics showed a U.S. economy that appeared to be slowly shrugging off the hesitancy of consumers to spend caused by both domestic concerns and international issues. Automobile sales for September were close to a 15 million annualized rate — a level not seen since March 2008. The housing sector made incremental progress with newly constructed home sales up 27% year-over-year (albeit from a low base), existing home sales increasing to a 4.8 million unit annualized rate, and the Case-Shiller index of housing prices posting a modest increase since last year. Additionally, the low level of interest rates pushed mortgage refinancing levels up 46% year-over-year to the highest level since April 2009. The labor market also improved, as non-farm payrolls grew at a rate of nearly 145,000 a month during the third calendar quarter. The headline unemployment rate dropped below 8%.

The Federal Reserve Bank (the “Fed”), still disappointed with U.S. economic growth, initiated another round of quantitative monetary easing in September 2012. Dubbed QE3, this is the third program of massive bond buying by the U.S. central bank geared to bring interest rates down further and hold them low to encourage both consumers and businesses to borrow. Additionally, the Fed indicated it expects to keep short-term interest rates within the banking system at the near zero level for up to three more years.

“…investors still awaited resolution to the fiscal cliff…” Commentary provided by PNC Capital Advisors, LLC as of January 24, 2013

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“…yields in the taxable and tax-exempt money markets remained at low levels.” Commentary provided by PNC Capital Advisors, LLC as of January 24, 2013

In October and November, Europe’s largest economies seemed likely to fall into recession, but U.S. manufacturing activity increased, and the housing market showed additional signs of improvement as new home construction reached a four-year high. The November jobs report was also encouraging, as the U.S. Labor Department reported that employers added 146,000 jobs in November, a number higher than many expected given the impact of superstorm Sandy and budget battles in Washington, D.C. The unemployment rate edged down to 7.7%. October numbers, however, of 171,000 new jobs were revised down to 138,000. Also still overhanging positive developments were concerns about the outlook for corporate earnings, a too-close-to-call November election and whether compromise would be reached regarding the looming fiscal cliff. At the end of November, investors still awaited resolution to the fiscal cliff of automatic spending cuts and higher taxes scheduled to take effect at the end of the calendar year. The high cost of infrastructure repair and business redevelopment following superstorm Sandy and an unexpected drop in consumer spending also remained lingering concerns at the end of the semi-annual period.

Money Markets

With the Fed maintaining the targeted federal funds rate near zero throughout the semi-annual period and Fed officials extending in September 2012 their expected time horizon from late 2014 to at least mid-2015 for short-term interest rates to stay low, yields in the taxable and tax-exempt money markets remained at low levels. To a more modest degree, technical, or supply and demand, developments and anticipation of possible regulatory changes also impacted the money markets during the semi-annual period, combining to keep short-term rates low. Further, the money market yield curves were extremely flat, meaning there was little difference in yields between maturities. Indeed, with interest rates remaining near zero and with securities even being offered at negative rates at times, the semi-annual period did not provide many opportunities to add yield.

Our View Ahead

We closed 2012 in dramatic fashion as the fiscal cliff negotiations between the Obama administration and the Republican Party went down to the year-end deadline. As we have come to expect, many of the difficult decisions were “kicked down the road,” prolonging some of the uncertainties that have plagued the economic and investment landscape for the last several years. Despite the shortcomings of the fiscal cliff negotiations, the 5% fiscal drag to GDP has been averted for now. The current consensus expectation for 2013 real GDP growth is 2%, a slight deceleration from the 2.2% that was expected in 2012. While some of the uncertainty regarding taxes is now known, uncertainties remain regarding which government spending programs will be impacted, and how that will cause growth expectations to change. Over the past two years, the unemployment rate fell 0.8 and 0.7 percentage points in 2011 and 2012, respectively. If the current rate of job growth continues in 2013, the unemployment rate could drop to around 7.5% or lower by year-end, but paces of the decline may not be as stable due to possible increases in the labor participation rate. We believe that if political uncertainties are put aside the markets will be able to refocus on fundamentals in the U.S. that continue to marginally improve. Like the U.S., Europe continues to struggle with similar debt and fiscal issues, but in the short term, aid packages, and the European Central Bank backing have helped reduce the costs of continuing to finance government operations.

2

In the money markets, we believe a number of factors could combine to increase demand and decrease supply, thereby pushing yields even lower over the near term. These factors include the expiration of the unlimited Federal Deposit Insurance Corporation (FDIC) insurance on non-interest-bearing transaction accounts, which could drive heightened demand for money market funds. Further, should a clear resolution to the looming fiscal cliff not be reached in a timely manner, investor risk aversion is likely to heighten, increasing demand for relatively low volatility, high liquidity investments. Meanwhile, regulatory and accounting changes have already diminished supply of repurchase agreements, asset-backed commercial paper, municipal variable-rate demand notes and other assets in which money market funds may invest, a trend expected to continue. While lower yields may seem a negative for the appeal of money market funds, we believe relative safety, diversification and liquidity will likely remain important and ongoing considerations for investors. We therefore continue to believe that money market funds will continue to play a key role in investors’ portfolios.

We thank you for maintaining a long-term perspective as a basic tenet of your investment approach.

We value your ongoing confidence in us and look forward to serving your investment needs in the years ahead.

Best Regards,

Kevin A. McCreadie

President, PNC Funds

President and Chief Investment Officer

PNC Capital Advisors, LLC

This commentary may include statements that constitute “forward-looking statements” under the U.S. securities laws. Forward-looking statements include, among other things, projections, estimates, and information about possible or future results related to PNC Funds, market or regulatory developments. The views expressed above are not guarantees of future performance or economic results and involve certain risks, uncertainties and assumptions that could cause actual outcomes and results to differ materially from the views expressed herein. The views expressed above are subject to change at any time based upon economic, market, or other conditions and PNC Capital Advisors, LLC undertakes no obligation to update the views expressed herein. Any discussions of specific securities should not be considered a recommendation to buy or sell those securities. The views expressed above (including any forward-looking statement) may not be relied upon as investment advice or as an indication of PNC Funds’ trading intent.

“…relative safety, diversification and liquidity will likely remain important…”
Commentary provided by PNC Capital Advisors, LLC as of January 24, 2013

3

P N C   M o n e y   M a r k e t   F u n d s

I N V E S T M E N T    A B B R E V I A T I  O N S    A N D    D E F I N I T I O N S    F O R    S C H E D  U L E S    OF

  I N V E S T M E N T S

AGM — Assured Guaranty Municipal Corporation

BAN — Bond Anticipation Note

Cl — Class

DD — Delayed Delivery Transaction. Assets have been segregated by the PNC Ohio Municipal Money Market Fund as collateral for delayed-delivery transactions.

DN — Discount Note. The rate shown is the effective yield at purchase date.

FGIC — Financial Guaranty Insurance Corporation.

FRN — Floating Rate Note. The rate shown is the rate in effect on November 30, 2012, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.

GO — General Obligation

LLC — Limited Liability Company

LOC — Letter of Credit

MTN — Medium Term Note

PLC — Public Limited Company

RB — Revenue Bond

RN — Revenue Note

SBPA — Standby Bond Purchase Agreement

TAN — Tax Anticipation Note

TECP — Tax Exempt Commercial Paper

TRAN — Tax Revenue Anticipation Note

VRDN — Variable Rate Demand Note. The rate shown is the rate in effect on November 30, 2012, and the date shown is the next reset or put date.

See Notes to Financial Statements.

4

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P N C   M o n e y   M a r k e t   F u n d s

S U M M A R Y   O F   P O R T F O L I O   H O L D I N G S

The tables below present portfolio holdings as of November 30, 2012 as a percentage of total investments for each of the PNC Money Market Funds.

Government Money Market Fund
Repurchase Agreements	39.5%
Federal Home Loan Mortgage Association	18.0
Federal Home Loan Bank	16.6
Federal Farm Credit Bank	10.9
Federal National Mortgage Association	10.5
U.S. Treasury Notes	2.9
Money Market Funds	1.6
100.0%

Money Market Fund
Commercial Paper	35.8%
Repurchase Agreements	29.1
Education Revenue Bonds	6.0
Asset Backed Commercial Paper	5.0
Certificates of Deposit	5.0
Asset Backed Securities	3.9
Hospital/Nursing Home Revenue Bonds	3.0
Corporate Bonds	2.5
Pollution Control Revenue Bonds	2.2
U.S. Treasury Obligations	1.7
General Obligations	1.6
Tax Exempt Commercial Paper	1.6
Funding Agreement	1.0
Industrial/Development Revenue Bonds	1.0
Refunding Notes	0.6
100.0%

Ohio Municipal Money Market Fund
Hospital/Nursing Home Revenue Bonds	42.5%
Education Revenue Bonds	17.5
General Obligations	11.1
Anticipation Notes	9.3
Industrial/Development Revenue Bonds	6.3
Public Facilities Revenue Bonds	3.9
Prerefunded & Escrowed to Maturity	3.1
Refunding Notes	2.7
Pollution Control Revenue Bonds	2.3
Water/Sewer Revenue Bonds	1.3
100.0%

Pennsylvania Tax Exempt Money Market Fund
Education Revenue Bonds	32.3%
Hospital/Nursing Home Revenue Bonds	20.5
General Obligations	12.6
Industrial/Development Revenue Bonds	11.9
Utility Revenue Bonds	10.2
Transportation Revenue Bonds	4.0
Refunding Notes	2.6
Water/Sewer Revenue Bonds	2.6
Prerefunded & Escrowed to Maturity	2.0
Pollution Control Revenue Bonds	0.9
Other Revenue Bonds	0.4
100.0%

Tax Exempt Money Market Fund
Hospital/Nursing Home Revenue Bonds	35.7%
Education Revenue Bonds	23.6
Commercial Paper	7.8
General Obligations	7.8
Water/Sewer Revenue Bonds	6.4
Other Revenue Bonds	6.2
Refunding Notes	4.8
Industrial/Development Revenue Bonds	3.6
Refunding Bonds	1.3
Anticipation Notes	0.7
Pollution Control Revenue Bonds	0.6
Prerefunded & Escrowed to Maturity	0.6
Public Facilities Revenue Bonds	0.6
Utility Revenue Bonds	0.3
100.0%

Treasury Money Market Fund
U.S. Treasury Bills	54.1%
U.S. Treasury Notes	44.4
Money Market Funds	1.5
100.0%

6

At November 30, 2012, the following percentages of the Funds’ net assets were insured by bond insurers.

Bond Insurer	Ohio Municipal Money Market	Pennsylvania Tax Exempt Money Market	Tax Exempt Money Market
AGM	2.8%	6.7%	0.7%
FGIC	3.2%	–	–
Total	6.0%	6.7%	0.7%

7

P N C  M o n e y  M a r k e t  F u n d s

E X P E N S E  T A B L E S

The expenses shown in the Expense Tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges which may apply to redemptions of Class C Shares of the Money Market Fund and which are described in the Prospectus. If these transactional costs were included, your costs would be higher.

* Expenses are equal to each Class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days (183) in the most recent fiscal half-year, then divided by 365.

** Assumes annual return of 5% before expenses.

All mutual funds have operating expenses. As a shareholder of a Fund, you incur operating expenses, including investment advisory fees, distribution (12b-1) fees, where applicable, and other Fund expenses. Such expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of a Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Tables provided below are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (June 1, 2012 to November 30, 2012).

The Expense Table that appears for your Fund illustrates your Fund’s costs in two ways.

—

Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of a Fund under the heading “Expenses Paid During Period.”

—

Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. It is based on your Fund’s actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case — because the return used is not your Fund’s actual return — the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your Fund and other funds because the Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on an annual 5% return. You can assess your Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 06/01/12	Ending Account Value 11/30/12	Annualized Expense Ratio	Expenses Paid During Period*

Government Money Market Fund
Actual
Class I	$1,000.00	$1,000.06	0.17%	$0.83
Class A	1,000.00	1,000.06	0.17	0.83
Hypothetical**
Class I	1,000.00	1,024.24	0.17	0.84
Class A	1,000.00	1,024.24	0.17	0.84

Money Market Fund
Actual
Class I	$1,000.00	$1,000.24	0.18%	$0.89
Class A	1,000.00	1,000.24	0.18	0.89
Class C	1,000.00	1,000.24	0.18	0.88
Hypothetical**
Class I	1,000.00	1,024.18	0.18	0.90
Class A	1,000.00	1,024.18	0.18	0.90
Class C	1,000.00	1,024.19	0.18	0.89

Ohio Municipal Money Market Fund
Actual
Class I	$1,000.00	$1,000.12	0.19%	$0.95
Class A	1,000.00	1,000.12	0.18	0.92
Class T	1,000.00	1,000.12	0.19	0.95
Hypothetical**
Class I	1,000.00	1,024.12	0.19	0.96
Class A	1,000.00	1,024.15	0.18	0.93
Class T	1,000.00	1,024.12	0.19	0.96

	Beginning Account Value 06/01/12	Ending Account Value 11/30/12	Annualized Expense Ratio	Expenses Paid During Period*

Pennsylvania Tax Exempt Money Market Fund
Actual
Class I	$1,000.00	$1,000.12	0.19%	$0.93
Class A	1,000.00	1,000.12	0.19	0.93
Class T	1,000.00	1,000.12	0.18	0.91
Hypothetical**
Class I	1,000.00	1,024.14	0.19	0.94
Class A	1,000.00	1,024.14	0.19	0.94
Class T	1,000.00	1,024.16	0.18	0.92

Tax Exempt Money Market Fund
Actual
Class I	$1,000.00	$1,000.12	0.15%	$0.76
Class A	1,000.00	1,000.12	0.15	0.76
Class T	1,000.00	1,000.12	0.15	0.77
Hypothetical**
Class I	1,000.00	1,024.31	0.15	0.77
Class A	1,000.00	1,024.31	0.15	0.77
Class T	1,000.00	1,024.30	0.15	0.78

Treasury Money Market Fund
Actual
Class I	$1,000.00	$1,000.06	0.09%	$0.47
Class A	1,000.00	1,000.06	0.09	0.48
Hypothetical**
Class I	1,000.00	1,024.60	0.09	0.48
Class A	1,000.00	1,024.59	0.09	0.48

8

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P N C M o n e y M a r k e t F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 2
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Government Money Market Fund
	Class I							Class A
	2012* *	2012	2011	2010	2009	2008		2012 **	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income†	– *	– *	– *	– *	0.01	0.04		– *	– *	– *	– *	0.01	0.04
Realized and Unrealized Gain (Loss) on Investments	– *	–	– *	–	– *	–*		– *	–	– *	–	– *	–*

Total from Investment Operations	–	–	–	–	0.01	0.04		–	–	–	–	0.01	0.04

Payment by Affiliate†	–	–	–	–	–	–*(	2)	–	–	–	–	–	–*(	2)

Dividends from Net Investment Income	– *	– *	– *	– *	(0.01)	(0.04)		– *	– *	– *	– *	(0.01)	(0.04)
Distributions from Net Realized Gains	–	–	–	–	–	–		–	–	–	–	–	–

Total Distributions	–	–	–	–	(0.01)	(0.04)		–	–	–	–	(0.01)	(0.04)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.01%	0.02%	0.05%	0.07%	1.17%	3.97%		0.01%	0.02%	0.05%	0.05%	0.98%	3.71%

Ratios/Supplemental Data
Net Assets End of Period (000)	$884,547	$960,513	$1,008,254	$1,600,289	$820,668	$675,860		$87,100	$109,523	$153,670	$255,430	$329,859	$406,570
Ratio of Expenses to Average Net Assets(1)	0.17%	0.12%	0.16%	0.20%	0.40%	0.36%		0.17%	0.12%	0.16%	0.22%	0.59%	0.61%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.01%	0.05%	0.06%	1.11%	3.73%		0.01%	0.01%	0.05%	0.05%	0.97%	3.48%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.36%	0.35%	0.35%	0.35%	0.42%	0.41%		0.36%	0.35%	0.35%	0.52%	0.66%	0.66%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.18)%	(0.22)%	(0.14)%	(0.09)%	1.09%	03.68%		(0.18)%	(0.22)%	(0.14)%	(0.25)%	0.90%	3.43%

*	Amount represents less than $0.005 per share.
**	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Per share data calculated using average shares outstanding method.

(1)

The Board of Trustees of the Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds (collectively, the “Funds”) approved the participation by each of the Funds in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, the Funds paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.03% for the period December 19, 2008 through September 18, 2009 based on the net asset value of the Fund as of September 19, 2008.

(2)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.

See Notes to Financial Statements.

10

P N C M o n e y M a r k e t F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 2
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Money Market Fund
	Class I							Class A
	2012* *	2012	2011	2010	2009		2008	2012* *	2012	2011	2010	2009		2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Net Investment Income†	– *	– *	– *	– *	0.01		0.04	– *	– *	– *	– *	0.01		0.04
Realized and Unrealized Gain (Loss) on Investments	– *	– *	– *	– *	–	*	–*	– *	– *	– *	– *	–	*	–*

Total from Investment Operations	–	–	–	–	0.01		0.04	–	–	–	–	0.01		0.04

Payment by Affiliate†	–	–	–	–	–	*(2)	–*(3)	–	–	–	–	–	*(2)	–*(	3)

Dividends from Net Investment Income	– *	– *	– *	– *	(0.01)		(0.04)	– *	– *	– *	– *	(0.01)		(0.04)
Distributions from Net Realized Gains	–	–	–	–	–		–	–	–	–	–	–		–

Total Distributions	–	–	–	–	(0.01)		(0.04)	–	–	–	–	(0.01)		(0.04)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00

Total Return	0.02%	0.05%	0.06%	0.07%	1.26%		4.23%	0.02%	0.05%	0.06%	0.05%	1.08%		3.97%

Ratios/Supplemental Data
Net Assets End of Period (000)	$1,488,352	$1,434,843	$1,481,871	$1,732,447	$1,949,721		$2,530,902	$270,054	$380,226	$457,216	$526,326	$599,885		$885,276
Ratio of Expenses to Average Net Assets(1)	0.18%	0.14%	0.21%	0.24%	0.40%		0.36%	0.18%	0.14%	0.21%	0.25%	0.58%		0.61%
Ratio of Net Investment Income to Average Net Assets	0.05%	0.05%	0.05%	0.07%	1.34%		4.11%	0.05%	0.05%	0.05%	0.05%	1.20%		3.86%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.36%	0.35%	0.34%	0.36%	0.42%		0.41%	0.36%	0.35%	0.34%	0.51%	0.67%		0.66%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.13)%	(0.16)%	(0.08)%	(0.05)%	1.32%		4.06%	(0.13)%	(0.16)%	(0.08)%	(0.21)%	1.11%		3.81%

	Money Market Fund
	Class C
	2012 **	2012	2011	2010	2009		2008
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00

Net Investment Income†	– *	– *	– *	– *	0.01		0.03
Realized and Unrealized Gain (Loss) on Investments	– *	– *	– *	– *	–	*	–*

Total from Investment Operations	–	–	–	–	0.01		0.03

Payment by Affiliate†	–	–	–	–	–	*(2)	–*(3)

Dividends from Net Investment Income	– *	– *	– *	– *	(0.01)		(0.03)
Distributions from Net Realized Gains	–	–	–	–	–		–

Total Distributions	–	–	–	–	(0.01)		(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00		$ 1.00

Total Return	0.02%	0.05%	0.06%	0.06%	0.70%		3.22%

Ratios/Supplemental Data
Net Assets End of Period (000)	$ 77	$ 78	$ 130	$ 173	$ 189		$ 108
Ratio of Expenses to Average Net Assets(1)	0.18%	0.14%	0.21%	0.25%	0.93%		1.35%
Ratio of Net Investment Income to Average Net Assets	0.05%	0.05%	0.05%	0.06%	0.72%		3.12%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.36%	0.35%	0.34%	1.27%	1.39%		1.40%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.13)%	(0.16)%	(0.08)%	(0.96)%	0.26%		3.07%

*	Amount represents less than $0.005 per share.
**	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Per share data calculated using average shares outstanding method.
(1)

The Board of Trustees of the Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds (collectively, the “Funds”) approved the participation by each of the Funds in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, the Funds paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.03% for the period December 19, 2008 through September 18, 2009 based on the net asset value of the Fund as of September 19, 2008.

(2)

A capital infusion in April 2009 resulted in $0.001 effect to the net asset value per share of Class I, Class A and Class C, and had no effect on the total returns of the Fund. See Note 8 in Notes to Financial Statements.

(3)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.

See Notes to Financial Statements.

11

P N C M o n e y M a r k e t F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 2
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Ohio Municipal Money Market Fund
	Class I						Class A
	2012 **	2012	2011	2010	2009	2008	2012 **	2012		2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Net Investment Income†	– *	– *	– *	– *	0.01	0.03	– *	0.01		–*	– *	0.01	0.03
Realized and Unrealized Gain (Loss) on Investments	– *	–	– *	–	–	–	– *	–		–*	–	–	–

Total from Investment Operations	–	–	–	–	0.01	0.03	–	0.01		–	–	0.01	0.03

Payment by Affiliate†	–	–	–	–	–	–*(1)	–	–		–	–	–	–*(1)

Dividends from Net Investment Income	– *	– *	– *	– *	(0.01)	(0.03)	– *	(0.01)		–*	– *	(0.01)	(0.03)
Distributions from Net Realized Gains	–	–	–	–	–	–	–	–		–	–	–	–

Total Distributions	–	–	–	–	(0.01)	(0.03)	–	(0.01)		–	–	(0.01)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return	0.01%	0.02%	0.07%	0.16%	1.23%	3.01%	0.01%	1.29	%(2)	0.07%	0.10%	1.04%	2.75%

Ratios/Supplemental Data
Net Assets End of Period (000)	$155,167	$138,412	$209,659	$283,284	$386,658	$361,184	$1,068	$1,846		$2,948	$14,807	$73,265	$113,432
Ratio of Expenses to Average Net Assets(3)	0.19%	0.16%	0.25%	0.26%	0.31%	0.27%	0.18%	(0.59	)%(2)	0.26%	0.32%	0.50%	0.52%
Ratio of Net Investment Income to Average Net Assets	0.02%	0.02%	0.06%	0.16%	1.21%	2.92%	0.02%	0.78	%(2)	0.08%	0.11%	1.08%	2.67%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.34%	0.31%	0.30%	0.31%	0.36%	0.32%	0.33%	0.32%		0.31%	0.53%	0.60%	0.57%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.13)%	(0.13)%	0.01%	0.11%	1.16%	2.87%	(0.13)%	(0.13)%		0.03%	0.10%	0.98%	2.62%

	Ohio Municipal Money Market Fund
	Class T
	2012**	2012	2011	2010(4)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00

Net Investment Income†	– *	– *	– *	–*
Realized and Unrealized Gain (Loss) on Investments	– *	–	– *	–

Total from Investment Operations	–	–	–	–

Payment by Affiliate†	–	–	–	–

Dividends from Net Investment Income	– *	– *	– *	–*
Distributions from Net Realized Gains	–	–	–	–

Total Distributions	–	–	–	–

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00

Total Return	0.01%	0.02%	0.07%	0.01%

Ratios/Supplemental Data
Net Assets End of Period (000)	$3,155	$2,005	$3,178	$148
Ratio of Expenses to Average Net Assets(3)	0.19%	0.16%	0.24%	0.27%
Ratio of Net Investment Income to Average Net Assets	0.02%	0.02%	0.06%	0.08%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.34%	0.31%	0.30%	0.42%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.13)%	(0.13)%	0.00%	(0.07)%

*	Amount represents less than $0.005 per share.
**	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Per share data calculated using average shares outstanding method.
(1)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.
(2)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which represented a 0.76% impact to Class A ratios. Excluding this item, the total return would have been 0.02%, the expense ratio would have been higher and the income ratio would have been lower. See Note 4 in Notes to Financial Statements.

(3)

The Board of Trustees of the Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds (collectively, the “Funds”) approved the participation by each of the Funds in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, the Funds paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.03% for the period December 19, 2008 through September 18, 2009 based on the net asset value of the Fund as of September 19, 2008.

(4)	Ohio Municipal Money Market Fund Class T commenced operations on October 1, 2009. All ratios for the period have been annualized. Total return for the period has not been annualized.

See	Notes to Financial Statements.

12

	Pennsylvania Tax Exempt Money Market Fund
	Class I							Class A
	2012**	2012	2011	2010	2009	2008		2012**	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net Investment Income†	–*	–*	–*	–*	0.01	0.03		–*	–*	–*	–*	0.01	0.03
Realized and Unrealized Gain (Loss) on Investments	–*	–	–	–	–	–		–*	–	–	–	–	–

Total from Investment Operations	–	–	–	–	0.01	0.03		–	–	–	–	0.01	0.03

Payment by Affiliate†	–	–	–*(2)	–	–	–*(	3)	–	–	–*(2)	–	–	–*(3)

Dividends from Net Investment Income	–*	–*	–*	–*	(0.01)	(0.03)		–*	–*	–*	–*	(0.01)	(0.03)
Distributions from Net Realized Gains	–	–*	–	–	–	–		–	–*	–	–	–	–

Total Distributions	–	–	–	–	(0.01)	(0.03)		–	–	–	–	(0.01)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	0.01%	0.09%	0.04%	0.07%	1.15%	2.93%		0.01%	0.09%	0.04%	0.06%	0.96%	2.67%

Ratios/Supplemental Data
Net Assets End of Period (000)	$63,531	$60,004	$70,022	$80,842	$141,289	$143,143		$11,078	$8,751	$10,372	$12,697	$42,519	$73,920
Ratio of Expenses to Average Net Assets(1)	0.19%	0.14%	0.19%	0.27%	0.32%	0.27%		0.19%	0.14%	0.19%	0.29%	0.52%	0.52%
Ratio of Net Investment Income to Average Net Assets	0.02%	0.02%	0.04%	0.07%	1.13%	2.80%		0.02%	0.02%	0.04%	0.05%	1.11%	2.55%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.36%	0.34%	0.34%	0.33%	0.37%	0.32%		0.36%	0.34%	0.34%	0.54%	0.62%	0.57%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.15)%	(0.18)%	(0.11)%	0.01%	1.08%	2.75%		(0.15)%	(0.18)%	(0.11)%	(0.20)%	1.01%	2.50%

	Pennsylvania Tax Exempt Money Market Fund
	Class T
	2012**		2012		2011(4)
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00		$ 1.00

Net Investment Income†	–*		–*		–*
Realized and Unrealized Gain (Loss) on Investments	–*		–		–

Total from Investment Operations	–		–		–

Payment by Affiliate†	–		–		–*(2)

Dividends from Net Investment Income	–*		–*		–*
Distributions from Net Realized Gains	–		–		–

Total Distributions	–		–		–

Net Asset Value, End of Period	$ 1.00		$ 1.00		$ 1.00

Total Return	0.01%		0.09%		0.02%

Ratios/Supplemental Data
Net Assets End of Period (000)	$ 575		$ 644		$ 326
Ratio of Expenses to Average Net Assets	0.18%		0.14%		0.17%
Ratio of Net Investment Income to Average Net Assets	0.02%		0.02%		0.09%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.36%		0.34%		0.34%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(0.16)%		(0.18)%		(0.08)%

*	Amount represents less than $0.005 per share.
**	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Per share data calculated using average shares outstanding method.
(1)

The Board of Trustees of the Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds (collectively, the “Funds”) approved the participation by each of the Funds in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, the Funds paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.03% for the period December 19, 2008 through September 18, 2009 based on the net asset value of the Fund as of September 19, 2008.

(2)	A capital infusion in November 2010 resulted in $0.0006 effect to the net asset value per share of Class I, Class A and Class T and had no effect on the total returns of the Fund.
See Note 8 in Notes to Financial Statements.
(3)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.
(4)	Class T Shares were first sold (excluding seed capital of $10) on November 22, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

13

P N C M o n e y M a r k e t F u n d s	S e l e c t e d P e r S h a r e D a t a a n d R a t i o s
F I N A N C I A L H I G H L I G H T S ( U n a u d i t e d )	F o r t h e S i x M o n t h s E n d e d N o v e m b e r 3 0 , 2 0 1 2
a n d f o r t h e Y e a r s E n d e d M a y 3 1 ,
u n l e s s o t h e r w i s e i n d i c a t e d

	Tax Exempt Money Market Fund

	Class I						Class A

	2012* *	2012	2011	2010	2009	2008	2012 **	2012		201	1	2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Net Investment Income†	– *	– *	– *	– *	0.01	0.03	– *	–*		–	*	– *	0.01	0.03
Realized and Unrealized Gain (Loss) on Investments	– *	–	– *	– *	–	–	– *	–		–	*	– *	–	–

Total from Investment Operations	–	–	–	–	0.01	0.03	–	–		–		–	0.01	0.03

Payment by Affiliate†	–	–	–	–	–	–*(1)	–	–		–		–	–	–*(1)

Dividends from Net Investment Income	– *	– *	– *	– *	(0.01)	(0.03)	– *	–*		–	*	– *	(0.01)	(0.03)
Distributions from Net Realized Gains	–	–	–	–	–	–	–	–		–		–	–	–

Total Distributions	–	–	–	–	(0.01)	(0.03)	–	–		–		–	(0.01)	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00		$1.00		$1.00	$1.00	$1.00

Total Return	0.01%	0.02%	0.04%	0.11%	1.20%	2.98%	0.01%	0.03%		0.04%		0.09%	1.01%	2.72%

Ratios/Supplemental Data
Net Assets End of Period (000)	$519,371	$531,409	$539,656	$657,732	$838,738	$784,504	$37,515	$37,249		$32,775		$69,132	$189,949	$174,190
Ratio of Expenses to Average Net Assets(2)	0.15%	0.12%	0.23%	0.23%	0.31%	0.26%	0.15%	0.11	%(3)	0.23%		0.26%	0.50%	0.51%
Ratio of Net Investment Income to Average Net Assets	0.02%	0.02%	0.03%	0.11%	1.17%	2.89%	0.02%	0.03	%(3)	0.03%		0.09%	0.97%	2.64%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.30%	0.30%	0.30%	0.31%	0.36%	0.31%	0.30%	0.30%		0.30%		0.51%	0.60%	0.56%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.13)%	(0.16)%	(0.04)%	0.03%	1.12%	2.84%	(0.13)%	(0.16)%		(0.04)%		(0.16)%	0.87%	2.59%

	Tax Exempt Money Market Fund

	Class T

	2012**	2012	2011(4)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Net Investment Income†	– *	– *	–*
Realized and Unrealized Gain (Loss) on Investments	– *	–	–*

Total from Investment Operations	–	–	–

Payment by Affiliate†	–	–	–

Dividends from Net Investment Income	– *	– *	–*
Distributions from Net Realized Gains	–	–	–

Total Distributions	–	–	–

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return	0.01%	0.02%	0.03%

Ratios/Supplemental Data
Net Assets End of Period (000)	$130,704	$29,378	$2,808
Ratio of Expenses to Average Net Assets	0.15%	0.12%	0.22%
Ratio of Net Investment Income to Average Net Assets	0.02%	0.02%	0.03%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.30%	0.30%	0.30%
Ratio of Net Investment Loss to Average Net Assets (Before Fee Waivers)	(0.13)%	(0.16)%	(0.05)%

*	Amount represents less than $0.005 per share.
**	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Per share data calculated using average shares outstanding method.

(1)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.

(2)

The Board of Trustees of the Government Money Market, Money Market, Ohio Municipal Money Market, Pennsylvania Tax Exempt Money Market and Tax Exempt Money Market Funds (collectively, the “Funds”) approved the participation by each of the Funds in the U.S. Department of the Treasury’s Temporary Guarantee Program for Money Market Funds (the “Program”). The Program protected the value of shares of money market fund investors as of September 19, 2008. The Program expired on September 18, 2009. As a participant in the Program, the Funds paid participation fees of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.03% for the period December 19, 2008 through September 18, 2009 based on the net asset value of the Fund as of September 19, 2008.

(3)

During the year ended May 31, 2012, a portion of the Trust’s Class A distribution plan payable balance in excess of actual expenses incurred was added back to the Class A net asset value of the Fund, which had no impact to Class A ratios. See Note 4 in Notes to Financial Statements.

(4)	Class T Shares were first sold (excluding seed capital of $10) on August 3, 2010. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

14

	Treasury Money Market Fund

	Class I								Class A

	2012* *	2012	2011		2010	2009	2008		2012 **	2012	2011		2010	2009	2008
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Net Investment Income†	– *	– *	–	*	– *	0.01	0.03		– *	– *	–	*	– *	–	0.02
Realized and Unrealized Gain (Loss) on Investments	– *	– *	–	*	– *	– *	–*		– *	– *	–	*	– *	– *	0.01

Total from Investment Operations	–	–	–		–	0.01	0.03		–	–	–		–	–	0.03

Payment by Affiliate†	–	–	–	*(2)	–	–	–*(	1)	–	–	–	*(2)	–	–	–*(	1)

Dividends from Net Investment Income	– *	– *	–	*	– *	(0.01)	(0.03)		– *	– *	–	*	– *	–	(0.03)
Distributions from Net Realized Gains	–	–	–		–	–	–		–	–	–		–	–	–

Total Distributions	–	–	–		–	(0.01)	(0.03)		–	–	–		–	–	(0.03)

Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00		$1.00	$1.00	$1.00

Total Return	0.01%	0.01%	0.01%		0.02%	0.53%	3.05%		0.01%	0.01%	0.01%		0.02%	0.40%	2.79%

Ratios/Supplemental Data
Net Assets End of Period (000)	$250,574	$326,694	$260,447		$286,756	$323,676	$419,907		$96,579	$83,704	$93,457		$94,755	$191,117	$81,033
Ratio of Expenses to Average Net Assets	0.09%	0.04%	0.12%		0.12%	0.34%	0.37%		0.09%	0.04%	0.12%		0.13%	0.46%	0.62%
Ratio of Net Investment Income to Average Net Assets	0.01%	0.01%	0.01%		0.01%	0.49%	2.69%		0.01%	0.01%	0.01%		0.01%	0.29%	2.44%
Ratio of Expenses to Average Net Assets (Before Fee Waivers)	0.37%	0.36%	0.35%		0.35%	0.38%	0.42%		0.37%	0.36%	0.35%		0.52%	0.63%	0.67%
Ratio of Net Investment Income (Loss) to Average Net Assets (Before Fee Waivers)	(0.27)%	(0.31)%	(0.22)%		(0.22)%	0.45%	2.64%		(0.27)%	(0.31)%	(0.22)%		(0.38)%	0.12%	2.39%

*	Amount represents less than $0.005 per share.
**	For the six months ended November 30, 2012. All ratios for the period have been annualized. Total return for the period has not been annualized.
†	Per share data calculated using average shares outstanding method.

(1)	As a result of an agreement between the Adviser and the Trust regarding marketing budget arrangements, the Fund was the recipient of a one-time payment from the Adviser.

(2)	A capital infusion in November 2010 resulted in $0.0003 effect to the net asset value per share of Class I and Class A and had no effect on the total returns of the Fund.
See Note 8 in Notes to Financial Statements.

See Notes to Financial Statements.

15

P N C  G o v e r n m e n t  M o n e y  M a r k e t  F u n d

S C H E D U L E  O F  I N V E S T M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. GOVERNMENT AGENCY OBLIGATIONS — 57.5%
Federal Farm Credit Bank — 11.2%
Federal Farm Credit Bank
0.180%, 01/02/13	$12,000	$12,000
1.750%, 02/21/13	9,100	9,132
0.220%, 04/16/13	5,400	5,400
0.300%, 08/28/13	9,000	9,007
Federal Farm Credit Bank (DN)
0.155%, 04/08/13	4,000	3,998
Federal Farm Credit Bank (FRN)
0.229%, 12/13/12	2,000	2,000
0.251%, 03/06/13	9,000	9,001
0.200%, 04/02/13	10,500	10,500
0.200%, 07/02/13	10,000	10,000
0.159%, 07/29/13	9,400	9,401
0.228%, 08/22/13	9,400	9,405
0.230%, 11/18/13	9,400	9,400
0.271%, 04/21/14	4,500	4,502
0.440%, 05/29/14	4,900	4,915

		108,661

Federal Home Loan Bank — 17.0%
Federal Home Loan Bank
0.170%, 02/06/13	6,600	6,600
0.190%, 02/15/13	9,000	8,999
0.125%, 03/05/13	10,400	10,398
1.625%, 03/20/13	10,500	10,546
0.240%, 04/26/13	5,700	5,702
0.200%, 05/02/13	4,700	4,700
0.240%, 08/09/13	5,000	5,002
0.210%, 08/20/13	7,030	7,030
0.250%, 09/06/13	9,100	9,103
Federal Home Loan Bank (DN)
0.110%, 01/09/13	15,000	14,998
0.095%, 01/09/13	15,000	14,999
0.124%, 01/25/13	10,000	9,998
0.125%, 03/04/13	5,000	4,998
0.165%, 04/17/13	4,200	4,197
0.165%, 04/17/13	2,920	2,918
0.155%, 04/24/13	1,300	1,299
Federal Home Loan Bank (FRN)
0.102%, 04/09/13	10,000	10,000
0.170%, 05/15/13	14,000	13,999
0.210%, 07/25/13	10,000	10,000
0.180%, 07/25/13	10,000	9,998

		165,484

Federal Home Loan Mortgage Corporation — 18.5%
Federal Home Loan Mortgage Corporation
1.375%, 01/09/13	13,300	13,317
1.625%, 04/15/13	11,000	11,057
4.500%, 07/15/13	9,700	9,959
Federal Home Loan Mortgage Corporation (DN)
0.135%, 01/15/13	7,155	7,154
0.130%, 02/06/13	25,000	24,994
0.120%, 02/07/13	15,000	14,997
0.130%, 02/20/13	20,000	19,994
0.130%, 02/26/13	10,000	9,997
0.125%, 02/27/13	15,000	14,995
0.160%, 04/18/13	9,100	9,094
Federal Home Loan Mortgage Corporation (FRN)
0.350%, 01/10/13	17,000	17,003
0.330%, 01/24/13	6,000	6,001

	Par (000)	Value (000)

0.168%, 03/21/13	$16,277	$16,279
0.180%, 11/04/13	4,700	4,701

		179,542

Federal National Mortgage Association — 10.8%
Federal National Mortgage Association
4.375%, 03/15/13	9,600	9,715
3.250%, 04/09/13	7,128	7,205
Federal National Mortgage Association (DN)
0.185%, 01/07/13	10,000	9,998
0.120%, 01/30/13	3,800	3,799
0.155%, 03/27/13	9,500	9,495
0.150%, 04/10/13	1,151	1,151
0.160%, 05/23/13	10,000	9,993
Federal National Mortgage Association (FRN)
0.360%, 12/03/12	24,100	24,100
0.238%, 12/20/12	10,000	10,001
0.400%, 02/01/13	10,300	10,304
0.221%, 05/17/13	9,100	9,106

		104,867

Total U.S. Government Agency Obligations
(Cost $558,554)		558,554

U.S. TREASURY OBLIGATIONS — 3.0%
U.S. Treasury Notes — 3.0%
3.500%, 05/31/13	9,500	9,657
1.375%, 02/15/13	10,000	10,024
0.625%, 01/31/13	9,500	9,508

Total U.S. Treasury Obligations
(Cost $29,189)		29,189

	Number of Shares
MONEY MARKET FUNDS — 1.7%
Invesco Government & Agency Portfolio	1,000,000	1,000
PNC Advantage Institutional Government Money Market Fund, Institutional Shares†	15,017,786	15,018

Total Money Market Funds
(Cost $16,018)		16,018

	Par (000)
REPURCHASE AGREEMENTS — 40.6%
Deutsche Bank Securities, Inc.

0.250% (dated 11/30/12, due 12/03/12, repurchase price $82,001,708, collateralized by Government National Mortgage Association Bonds, 3.500% to 4.000%, due 04/20/42 to 08/20/42, total value $83,640,000)	$82,000	82,000

0.240% (dated 11/30/12, due 12/03/12, repurchase price $18,000,360, collateralized by U.S. Treasury Note, 0.250%, due 11/30/14, total value $18,360,062)	18,000	18,000

See Notes to Financial Statements.

16

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — continued
Goldman Sachs & Co.

0.220% (dated 11/30/12, due 12/03/12, repurchase price $76,001,393, collateralized by Federal Home Loan Mortgage Corporation Bond, Federal National Mortgage Association Bond and Government National Mortgage Association Bond, 3.500% to 4.250%, due 09/01/30 to 05/01/42, total value $77,520,001)	$76,000	$76,000

HSBC Securities USA

0.230% (dated 11/30/12, due 12/03/12, repurchase price $89,001,706, collateralized by Federal Home Loan Mortgage Corporation Bonds, 3.000% to 4.000%, due 07/01/26 to 07/01/42, total value $90,780,913)	89,000	89,000

Merrill Lynch Pierce Fenner and Smith

0.220% (dated 11/30/12, due 12/03/12, repurchase price $74,001,357, collateralized by Federal National Mortgage Association Bonds, 3.000% to 4.000%, due 10/01/27 to 12/01/40, total value $75,480,000)	74,000	74,000

RBS Securities, Inc.

0.210% (dated 11/30/12, due 12/03/12, repurchase price $50,000,875, collateralized by U.S. Treasury Note, 2.250%, 07/31/18, total value $51,002,520)	50,000	50,000

UBS Securities LLC

0.220% (dated 11/30/12, due 12/03/12, repurchase price $5,896,108, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.500% to 7.500%, due 10/01/13 to 01/01/42, total value $6,013,920)	5,896	5,896

Total Repurchase Agreements
(Cost $394,896)		394,896

TOTAL INVESTMENTS — 102.8%

(Cost $998,657)*		998,657

Other Assets & Liabilities – (2.8)%		(27,010)

TOTAL NET ASSETS — 100.0%		$971,647

* Also	cost for Federal income tax purposes.
† Affiliated	Holding. See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

17

P N C   G o v e r n m e n t   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0,   2 0 1 2   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Money Market Funds	$16,018	$–	$–	$16,018

Repurchase Agreements	–	394,896	–	394,896

U.S. Government Agency Obligations	–	558,554	–	558,554

U.S. Treasury Obligations	–	29,189	–	29,189

Total Assets - Investments in Securities	$16,018	$982,639	$–	$998,657

See Notes to Financial Statements.

18

P N C   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0,   2 0 1 2   ( U n a u d i t e d )

	Par (000)	Value (000)
ASSET BACKED SECURITIES — 3.8%
Automotive — 3.1%
Ford Credit Auto Owner Trust, Series 2012-C, Cl A1
0.272%, 08/15/13 144A	$1,825	$1,825
Honda Auto Receivables Owner Trust, Series 2012-2, Cl A1
0.301%, 05/15/13	1,239	1,239
Honda Auto Receivables Owner Trust, Series 2012-4, Cl A1
0.230%, 10/18/13	6,524	6,524
Huntington Auto Trust, Series 2012-2, Cl A1
0.230%, 10/15/13	9,557	9,557
Hyundai Auto Lease Securitization Trust, Series 2012-A, Cl A1
0.384%, 06/17/13 144A	2,111	2,111
Hyundai Auto Receivables Trust, Series 2012-B, Cl A1
0.293%, 07/15/13	1,485	1,485
Hyundai Auto Receivables Trust, Series 2012-C, Cl A1
0.230%, 10/15/13	6,494	6,494
Mercedes-Benz Auto Receivables Trust, Series 2012-1, Cl A1
0.230%, 09/16/13	3,529	3,529
USAA Auto Owner Trust, Series 2012-1, Cl A1
0.230%, 09/16/13	4,292	4,292
Volkswagen Auto Lease Trust, Series 2012-A, Cl A1
0.332%, 06/20/13	633	633
Volkswagen Auto Loan Enhanced Trust, Series 2012-2, Cl A1
0.230%, 10/21/13	7,564	7,564
World Omni Auto Receivables Trust, Series 2012-B, Cl A1
0.240%, 11/15/13	8,835	8,835

		54,088

Other — 0.7%
CNH Equipment Trust, Series 2012-C, Cl A1
0.230%, 10/15/13	4,965	4,965
CNH Equipment Trust, Series 2012-D, Cl A1
0.250%, 12/16/13	8,250	8,250

		13,215

Total Asset Backed Securities
(Cost $67,303)		67,303

CERTIFICATES OF DEPOSIT — 5.0%
Yankee — 5.0%
Bank of Motreal Chicago
0.200%, 01/02/13	17,000	17,000
Bank of Nova Scotia Houston
0.280%, 01/28/13	11,000	11,000
Canadian Imperial Bank of Commerce NY (FRN)
0.298%, 02/25/13	18,600	18,600
Royal Bank of Canada NY
0.520%, 01/31/13	10,000	10,001

	Par (000)	Value (000)

Royal Bank of Canada NY (FRN)
0.428%, 03/11/13	$8,000	$8,001
Toronto Dominion Bank NY
0.300%, 01/25/13	18,000	18,000
Westpac Banking NY (FRN)
0.313%, 02/04/13	1,900	1,900
0.393%, 08/02/13	3,500	3,500

Total Certificates of Deposit
(Cost $88,002)		88,002

ASSET BACKED COMMERCIAL PAPER† — 5.0%
Financial Services — 5.0%
Alpine Securitization
0.200%, 01/17/13	19,000	18,995
0.200%, 01/23/13	15,000	14,996
Liberty Street Funding LLC
0.210%, 01/22/13	9,000	8,997
Regency Markets No. 1 LLC
0.210%, 12/19/12	17,000	16,998
Straight-A Funding LLC
0.180%, 12/03/12	26,896	26,896

Total Asset Backed Commercial Paper
(Cost $86,882)		86,882

COMMERCIAL PAPER† — 35.4%
Banks — 23.3%
Australia & New Zealand Banking Group
0.300%, 01/30/13	17,400	17,390
0.200%, 02/19/13	15,000	14,993
Bank of Nova Scotia
0.330%, 12/12/12	6,000	5,999
0.210%, 01/16/13	15,300	15,296
Commonwealth Bank of Australia
0.178%, 12/20/12	17,000	16,998
0.215%, 02/28/13	17,500	17,491
Credit Suisse NY
0.210%, 01/02/13	15,800	15,797
DnB Bank ASA
0.220%, 01/28/13	3,500	3,499
0.270%, 02/07/13	13,500	13,493
0.260%, 03/07/13	9,000	8,994
0.270%, 03/22/13	8,000	7,993
HSBC USA
0.320%, 12/26/12	8,000	7,998
0.250%, 01/22/13	17,500	17,494
0.250%, 02/04/13	7,000	6,997
National Australia Funding Delaware
0.220%, 02/06/13	15,500	15,494
0.280%, 06/17/13	17,000	16,974
Nordea North America
0.200%, 12/11/12	5,000	5,000
0.285%, 01/07/13	4,000	3,999
0.400%, 01/14/13	10,400	10,395
0.235%, 02/08/13	12,600	12,594
Oversea-Chinese Banking
0.170%, 01/22/13	17,000	16,996
Rabobank USA Financial
0.260%, 12/28/12	14,000	13,997
0.200%, 01/11/13	5,500	5,499
0.470%, 01/28/13	2,600	2,598

See Notes to Financial Statements.

19

P N C   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0,   2 0 1 2   ( U n a u d i t e d )

	Par (000)	Value (000)
COMMERCIAL PAPER† — continued
Banks — continued
0.240%, 03/11/13	$10,000	$9,992
Standard Chartered Bank
0.330%, 01/17/13	33,000	32,986
Svenska Handelsbanken
0.220%, 12/14/12	4,000	4,000
0.370%, 01/28/13	16,800	16,790
0.230%, 02/01/13	3,000	2,999
0.240%, 02/05/13	10,500	10,495
Swedish Export Credit
0.190%, 03/18/13	16,000	15,991
Toronto Dominion Holdings USA
0.200%, 01/14/13	14,300	14,296
UOB Funding LLC
0.210%, 01/15/13	3,000	2,999
0.250%, 02/07/13	7,200	7,197
0.200%, 02/14/13	5,400	5,398
0.230%, 03/19/13	12,200	12,191

		409,312

Consumer Staples — 0.9%
Nestle Capital
0.270%, 06/10/13	16,500	16,476

Financial Services — 4.6%
American Honda Finance
0.160%, 12/06/12	14,300	14,300
0.160%, 12/11/12	3,500	3,500
General Electric Capital
0.300%, 12/11/12	14,000	13,999
0.200%, 02/25/13	16,500	16,492
PACCAR Financial
0.170%, 01/22/13	15,000	14,996
Toyota Motor Credit
0.140%, 12/28/12	9,200	9,199
0.240%, 02/06/13	8,500	8,496

		80,982

Food, Beverage & Tobacco — 1.0%
Coca-Cola
0.260%, 02/01/13	12,500	12,494
0.240%, 03/01/13	4,300	4,298

		16,792

Healthcare — 1.9%
Catholic Health Initiatives
0.250%, 12/03/12	10,000	10,000
0.260%, 12/04/12	5,000	5,000
0.250%, 12/10/12	10,000	10,000
0.250%, 12/11/12	3,250	3,250
0.220%, 01/18/13	5,000	5,000

		33,250

Insurance — 1.8%
Metlife Funding
0.180%, 01/22/13	16,000	15,996
0.321%, 04/16/13	4,000	3,995
0.320%, 04/22/13	12,000	11,985

		31,976

Sovereign Agency — 1.9%
Kreditansalt Fur Wiederaufbau International Finance (Germany)
0.180%, 12/03/12	11,000	11,000

	Par (000)	Value (000)

0.200%, 01/18/13	$12,500	$12,497
0.200%, 02/20/13	8,689	8,685
0.190%, 03/08/13	2,000	1,999

		34,181

Total Commercial Paper
(Cost $622,969)		622,969

CORPORATE BONDS — 2.5%
Automotive — 0.8%
Toyota Motor Credit (MTN)
0.395%, 07/25/13	14,500	14,500

Banks — 0.9%
Wachovia (MTN)
5.500%, 05/01/13	16,400	16,742

Financial Services — 0.2%
American Honda Finance (FRN)
0.340%, 11/08/13 144A	3,000	3,000

Insurance — 0.6%
Berkshire Hathaway
2.125%, 02/11/13	10,000	10,033

Total Corporate Bonds
(Cost $44,275)		44,275

FUNDING AGREEMENT — 1.0%
New York Life Funding Agreement (FRN)
0.360%, 06/14/13 (A)	18,000	18,000

Total Funding Agreement
(Cost $18,000)		18,000

MUNICIPAL SECURITIES — 15.8%
Connecticut — 1.9%
Connecticut Health & Educational Facility Authority, Yale University (RB) Series U (VRDN)
0.150%, 12/07/12	32,540	32,540

Illinois — 0.3%
Northwestern University (TECP)
0.180%, 01/07/13	6,000	5,999

Michigan — 0.9%
University of Michigan (RB) Series B (VRDN)
0.130%, 12/07/12	15,300	15,300

Mississippi — 1.0%
Mississippi Business Finance Corporation, Chevron USA Inc. Project (RB)
Series C (VRDN)
0.180%, 12/03/12	9,180	9,180
0.160%, 12/07/12	9,000	9,000

		18,180

North Carolina — 1.0%
University of North Carolina at Chapel Hill (RB) Series C (VRDN)
0.140%, 12/07/12	17,495	17,495

See Notes to Financial Statements.

20

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — 3.7%
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System (RB) Series B-4 (VRDN)
0.180%, 12/03/12	$12,900	$12,900
Ohio State Common Schools (GO)
Series A (VRDN)
0.160%, 12/07/12	22,265	22,265
Ohio State Common Schools (GO)
Series B (VRDN)
0.160%, 12/07/12	5,360	5,360
Ohio State University (RB) Series B (VRDN)
0.160%, 12/07/12	7,100	7,100
0.150%, 12/07/12	16,775	16,775

		64,400

Texas — 4.4%
Houston Higher Education Finance, Rice University Project (RB) Series A (VRDN)
0.170%, 12/03/12	5,700	5,700
Houston Higher Education Finance, Rice University Project (RB) Series B (VRDN)
0.170%, 12/03/12	4,700	4,700
0.130%, 12/07/12	4,500	4,500
Lower Neches Valley Authority Industrial Development, ExxonMobil Project (RB) Series A (VRDN)
0.170%, 12/03/12	30,300	30,300
Red River Education Financing Corporation, Texas Christian University Project (RB) (VRDN)
0.170%, 12/07/12	16,000	16,000
0.160%, 12/07/12	9,600	9,600
University of Houston (TECP) (VRDN)
0.180%, 12/11/12	7,000	7,000

		77,800

Virginia — 2.2%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series B (VRDN)
0.140%, 12/07/12	10,800	10,800
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN)
0.150%, 12/07/12	13,400	13,400
University of Virginia (TECP) (VRDN)
0.180%, 01/03/13	14,000	14,000

		38,200

Wyoming — 0.4%
Uinta County, Chevron USA, Inc. Project (RB) (VRDN)
0.180%, 12/03/12	7,500	7,500

Total Municipal Securities
(Cost $277,414)		277,414

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 1.7%
U.S. Treasury Notes — 1.7%
1.375%, 02/15/13	$14,000	$14,033
0.625%, 12/31/12	15,000	15,006

Total U.S. Treasury Obligations
(Cost $29,039)		29,039

REPURCHASE AGREEMENTS — 28.8%

Deutsche Bank Securities, Inc.

0.250% (dated 11/30/12, due 12/03/12, repurchase price $104,002,167, collateralized by Government National Mortgage Association Bonds, 3.500%, due 04/20/42 to 08/20/42, total value $106,080,000)	104,000	104,000

0.240% (dated 11/30/12, due 12/03/12, repurchase price $22,000,440, collateralized by U.S. Treasury Note, 0.250%, due 11/30/14, total value $22,440,009)	22,000	22,000

Goldman Sachs & Co.

0.220% (dated 11/30/12, due 12/03/12, repurchase price $104,001,907, collateralized by Federal Home Loan Mortgage Corporation Bond, Federal National Mortgage Association Bond, 3.500% to 4.000%, due 03/01/42 to 09/01/42, total value $106,080,001)	104,000	104,000

HSBC Securities USA

0.230% (dated 11/30/12, due 12/03/12, repurchase price $109,002,089, collateralized by Government National Mortgage Association and U.S. Treasury Note, 0.250% to 5.000%, due 08/15/15 to 07/15/42, total value $111,179,998)	109,000	109,000

Merrill Lynch Pierce Fenner and Smith

0.220% (dated 11/30/12, due 12/03/12, repurchase price $94,001,723, collateralized by Federal National Mortgage Association Bonds, 4.000%, due 06/01/26 to 09/01/42, total value $95,880,001)	94,000	94,000

RBS Securities, Inc.

0.210% (dated 11/30/12, due 12/03/12, repurchase price $68,001,190, collateralized by U.S. Treasury Note, 2.250%, 07/31/18, total value $69,364,734)	68,000	68,000

See Notes to Financial Statements.

21

P N C   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0,   2 0 1 2   ( U n a u d i t e d )

	Par (000)	Value (000)
REPURCHASE AGREEMENTS — continued
UBS Securities LLC

0.220% (dated 11/30/12, due 12/03/12, repurchase price $5,536,101, collateralized by Federal Home Loan Mortgage Corporation Bonds and Federal National Mortgage Association Bonds, 2.500% to 7.500%, due 10/01/15 to 12/01/42, total value $5,646,720)	$5,536	$5,536

Total Repurchase Agreements
(Cost $506,536)		506,536

TOTAL INVESTMENTS — 99.0%
(Cost $1,740,420)*		1,740,420

Other Assets & Liabilities – 1.0%		18,063

TOTAL NET ASSETS — 100.0%		$1,758,483

*	Also cost for Federal income tax purposes.
†	The rate shown is the effective yield at purchase date.
(A)	Illiquid Security. Total value of illiquid securities is $18,000 (000) and represents 1.0% of net assets as of November 30, 2012.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total value of Rule 144A securities is $6,936 (000) and represents 0.4% of net assets as of November 30, 2012.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Asset Backed Commercial Paper	$–	$86,882	$–	$86,882

Asset Backed Securities	–	67,303	–	67,303

Certificates of Deposit	–	88,002	–	88,002

Commercial Paper	–	622,969	–	622,969

Corporate Bonds	–	44,275	–	44,275

Funding Agreement	–	18,000	–	18,000

Municipal Securities	–	277,414	–	277,414

Repurchase Agreements	–	506,536	–	506,536

U.S. Treasury Obligations	–	29,039	–	29,039

Total Assets - Investments in Securities	$–	$1,740,420	$–	$1,740,420

See Notes to Financial Statements.

22

P N C   O h i o   M u n i c i p a l   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0,   2 0 1 2   (U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 100.8%
Ohio — 98.0%
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series A (LOC - Bank of America) (VRDN)
0.180%, 12/03/12	$6,200	$6,200
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series B (LOC - JPMorgan Chase Bank) (VRDN)
0.180%, 12/03/12	6,300	6,300
Allen County Hospital Facilities, Catholic Healthcare Partners (RB) Series D (LOC - JPMorgan Chase Bank) (VRDN)
0.160%, 12/07/12	3,100	3,100
Avon Local School District (BAN) (GO)
1.000%, 12/13/12	1,670	1,670
Avon Local School District (BAN) (GO) (DD)
1.350%, 04/11/13	1,250	1,254
Cleveland-Cuyahoga County Port Authority, Cleveland Museum of Art Project (RB) Series D (SBPA - JP Morgan Chase Bank) (VRDN)
0.160%, 12/07/12	6,300	6,300
Columbus School District, Prerefunded 06/01/13 @100 (GO) (FGIC)
5.000%, 06/01/13	4,930	5,048
Cuyahoga County (GO) Series A (DD)
3.000%, 12/01/13	1,920	1,971
Cuyahoga County, Cleveland Clinic Health System (RB) Sub-Series B-3 (SBPA - U.S. Bank) (VRDN)
0.180%, 12/03/12	3,620	3,620
Cuyahoga Falls (BAN) (GO)
1.000%, 12/06/12	2,000	2,000
1.000%, 12/05/13	2,400	2,414
Fairfield Township (BAN) (GO)
1.750%, 06/06/13	1,250	1,258
Franklin County Hospital Facilities, OhioHealth Corporation (RB) Series A (SBPA - Barclays Bank PLC) (VRDN)
0.160%, 12/07/12	1,900	1,900
Franklin County Hospital Facilities, OhioHealth Corporation (RB) Series B
0.250%, 07/09/13	3,000	3,000
Franklin County Hospital Facilities, OhioHealth Corporation (RB) Series B (SBPA - Barclays Bank PLC) (VRDN)
0.160%, 12/07/12	2,480	2,480
Franklin County Hospital Improvement, Nationwide Children’s Hospital Project (RB) Series B (VRDN)
0.160%, 12/07/12	7,550	7,550
Franklin County, Holy Cross Health Systems Corporation (RB) (VRDN)
0.140%, 12/07/12	7,500	7,500
Lake County (BAN) (GO)
1.000%, 07/23/13	1,425	1,431
Lucas County (BAN) (GO)
1.000%, 07/18/13	2,535	2,545
Miami County (BAN) (GO)
1.000%, 11/26/13	2,441	2,455

	Par (000)	Value (000)

Montgomery County, Catholic Health Initiatives (RB) Series B-1 (SBPA - Bank of New York Mellon) (VRDN)
0.170%, 12/07/12	$12,550	$12,550
Montgomery County, Miami Valley Hospital (RB) Series B (SBPA - JPMorgan Chase Bank) (VRDN)
0.180%, 12/03/12	3,600	3,600
Montgomery County, Miami Valley Hospital (RB) Series C (SBPA - Wells Fargo Bank) (VRDN)
0.170%, 12/03/12	3,940	3,940
Ohio Air Quality Development Authority Pollution Control, FirstEnergy Nuclear Generation Project (RB) Series B (LOC - Bank of Nova Scotia) (VRDN)
0.170%, 12/03/12	6,100	6,100
Ohio Air Quality Development Authority Pollution Control, FirstEnergy Nuclear Generation Project (RB) Series B (LOC - Wells Fargo Bank) (VRDN)
0.190%, 12/03/12	4,000	4,000
Ohio Air Quality Development Authority, Ohio Valley Electric Corporation Project (RB) Series B (LOC - Bank of Nova Scotia) (VRDN)
0.140%, 12/07/12	3,700	3,700
Ohio Higher Educational Facility Commission, Case Western Reserve University 2002 Project (RB) Series A (SBPA - Wells Fargo Bank) (VRDN)
0.190%, 12/03/12	7,575	7,575
Ohio Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series B-1 (LOC - U.S. Bank) (VRDN)
0.190%, 12/03/12	2,450	2,450
Ohio Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series B-2 (LOC - U.S. Bank) (VRDN)
0.170%, 12/03/12	570	570
Ohio Higher Educational Facility Commission, Cleveland Clinic Health System (RB) Series B-4 (VRDN)
0.180%, 12/03/12	6,510	6,510
Ohio Higher Educational Facility Commission, Marietta College 2007 Project (RB) (LOC - JP Morgan Chase Bank) (VRDN)
0.170%, 12/07/12	4,945	4,945
Ohio Higher Educational Facility Commission, Oberlin College 2008 Project (RB) (SBPA - U.S. Bank NA) (VRDN)
0.170%, 12/07/12	4,800	4,800
Ohio Higher Educational Facility Commission, Xavier University 2000 Project (RB) (LOC - U.S. Bank) (VRDN)
0.160%, 12/07/12	1,000	1,000
Ohio Higher Educational Facility Commission, Xavier University 2008 Project (RB) Series A (LOC - U.S. Bank) (VRDN)
0.150%, 12/07/12	3,800	3,800

See Notes to Financial Statements.

23

P N C   O h i o   M u n i c i p a l   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0,   2 0 1 2   ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Ohio — continued
Ohio State (GO) Series B (VRDN)
0.160%, 12/07/12	$7,900	$7,900
Ohio State (GO) Series C (VRDN)
0.150%, 12/07/12	3,465	3,465
Ohio State University (RB) (VRDN)
0.140%, 12/07/12	3,000	3,000
Ohio State University (RB) Series E (VRDN)
0.150%, 12/07/12	4,300	4,300
Ohio State Water Development Authority, Fresh Water Project (RB) Series B
4.250%, 06/01/13	2,000	2,040

		156,241

Puerto Rico — 2.8%
Commonwealth of Puerto Rico, Public Improvement (GO) Series C-5-2 (LOC - Barclays Bank PLC) (AGM) (VRDN)
0.170%, 12/07/12	4,500	4,500

Total Municipal Securities
(Cost $160,741)		160,741

TOTAL INVESTMENTS — 100.8%

(Cost $160,741)*		160,741

Other Assets & Liabilities – (0.8)%		(1,351)

TOTAL NET ASSETS — 100.0%		$159,390

* Also	cost for Federal income tax purposes.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Municipal Securities	$–	$160,741	$–	$160,741

Total Assets - Investments in Securities	$–	$160,741	$–	$160,741

See Notes to Financial Statements.

24

P N C   P e n n s y l v a n i a   T a x   E x e m p t   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0,   2 0 1 2   (U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 103.9%
Pennsylvania — 103.9%
Beaver County Industrial Development Authority, FirstEnergy Generation Project (RB) Series B (LOC - Bank of Nova Scotia) (VRDN)
0.170%, 12/03/12	$6,800	$6,800
Bucks County Industrial Development Authority, Grand View Hospital (RB) Series B (LOC - TD Bank) (VRDN)
0.150%, 12/07/12	2,290	2,290
Commonwealth of Pennsylvania (GO) Series A
5.000%, 02/15/13	1,985	2,005
Dauphin County (GO) Series B
4.000%, 08/01/13	1,000	1,025
Delaware County Industrial Development Authority, Resource Recovery Facilities (RB) Series G (VRDN)
0.220%, 12/07/12	3,200	3,200
Delaware County Industrial Development Authority, United Parcel Service Project (RB) (VRDN)
0.160%, 12/03/12	3,100	3,100
Emmaus General Authority (RB) Sub-Series B-24 (LOC - U.S. Bank) (VRDN)
0.180%, 12/07/12	300	300
Erie Water Authority (RB) Series B (LOC - Federal Home Loan Bank) (AGM) (VRDN)
2.500%, 06/01/13	2,000	2,020
Geisinger Authority, Geisinger Health System (RB) Series B (SBPA - U.S. Bank) (VRDN)
0.130%, 12/03/12	1,700	1,700
Geisinger Authority, Geisinger Heath System (RB) Series C (SBPA - TD Bank) (VRDN)
0.130%, 12/03/12	150	150
Haverford Township School District (GO) (LOC - TD Bank) (VRDN)
0.170%, 12/07/12	1,140	1,140
Lancaster County Hospital Authority, Masonic Homes Project (RB) Series D (LOC - JPMorgan Chase Bank) (VRDN)
0.190%, 12/03/12	3,220	3,220
Lehigh County General Purpose Authority, Saint Luke’s Hospital of Bethlehem, Pennsylvania Project, Prerefunded 08/15/13 @ 100 (RB)
5.250%, 08/15/13	1,500	1,553
Lower Merion Township School District, Capital Project (GO) Series B (LOC - U.S. Bank) (VRDN)
0.150%, 12/07/12	5,450	5,450
Northampton County General Purpose Authority, Lafayette College (RB) Series A (SBPA - TD Bank) (VRDN)
0.170%, 12/07/12	2,120	2,120
Northampton County General Purpose Authority, Lehigh University (RB) (SBPA - TD Bank) (VRDN)
0.150%, 12/07/12	300	300

	Par (000)	Value (000)

Northampton County Higher Education Authority, Lehigh University (RB) Series A (SBPA - Wells Fargo) (VRDN)
0.160%, 12/07/12	$3,000	$3,000
Pennsylvania Higher Educational Facilities Authority, Drexel University (RB) Series B (LOC - Wells Fargo Bank) (VRDN)
0.180%, 12/07/12	1,000	1,000
Philadelphia (GO) Series B (LOC - Royal Bank of Canada) (VRDN)
0.150%, 12/07/12	6,850	6,850
Philadelphia Gas Works (RB) Eighth Series B (LOC - Wells Fargo Bank) (VRDN)
0.160%, 12/07/12	2,000	2,000
Philadelphia Gas Works (RB) Fifth Series A-2 (LOC - JP Morgan Chase Bank) (VRDN)
0.170%, 12/07/12	3,000	3,000
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series A (SBPA - Bank of America) (VRDN)
0.180%, 12/03/12	1,800	1,800
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series B (SBPA - Wells Fargo Bank) (VRDN)
0.180%, 12/03/12	1,010	1,010
Philadelphia School District (GO) Series F (LOC - Barclays Bank PLC) (VRDN)
0.170%, 12/07/12	5,500	5,500
Philadelphia School District (GO) Series G (LOC - Wells Fargo Bank) (VRDN)
0.160%, 12/07/12	3,800	3,800
Pittsburgh Water & Sewer Authority (RB) Sub-Series C-1C (LOC - Washington Federal Savings Bank & Federal Home Loan Bank) (AGM)
0.400%, 09/01/13	3,000	3,000
St. Mary Hospital Authority, Catholic Health Initiatives (RB) Series C (VRDN)
0.170%, 12/07/12	5,870	5,870
University of Pittsburgh, Pittsburgh Asset Notes (RN)
2.000%, 07/02/13	2,000	2,021
Washington County Authority, University of Pennsylvania Project (RB) (VRDN)
0.160%, 12/07/12	2,910	2,910

Total Municipal Securities
(Cost $78,134)		78,134

TOTAL INVESTMENTS — 103.9%

(Cost $78,134)*		78,134

Other Assets & Liabilities – (3.9)%		(2,950)

TOTAL NET ASSETS — 100.0%		$75,184

*	Also cost for Federal income tax purposes.

See Notes to Financial Statements.

25

P N C   P e n n s y l v a n i a   T a x   E x e m p t   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0,   2 0 1 2   ( U n a u d i t e d )

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Municipal Securities	$–	$78,134	$–	$78,134

Total Assets - Investments in Securities	$–	$78,134	$–	$78,134

See Notes to Financial Statements.

26

P N C   T a x   E x e m p t   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0,   2 0 1 2   ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL SECURITIES — 99.8%
Colorado — 1.2%
Colorado Housing & Finance Authority (RB) Series I-B3 (LOC - Federal National Mortgage Association and Federal Home Loan Mortgage Corporation) (VRDN)
0.170%, 12/07/12	$8,050	$8,050

District of Columbia — 2.0%
District of Columbia, Georgetown University (RB) Series C (LOC - TD Bank) (VRDN)
0.140%, 12/07/12	13,500	13,500

Florida — 0.4%
Citizens Property Insurance, High Risk (RB) Series A-1
5.000%, 06/01/13	2,470	2,525

Idaho — 0.7%
Idaho (GO) (TAN)
2.000%, 06/28/13	5,000	5,051

Illinois — 2.0%
Du Page Cook & Will Counties Community College District No. 502, Prerefunded 06/01/13 @100 (GO) Series A
5.250%, 06/01/13	3,980	4,080
Illinois Finance Authority, University of Chicago (RB) (SBPA - U.S. Bank) (VRDN)
0.150%, 12/06/12	4,850	4,850
Illinois State Unemployment Insurance Fund Building Receipts (RB) Series A
2.000%, 06/15/13	5,000	5,046

		13,976

Indiana — 0.7%
Indiana Finance Authority, State Revolving Fund Program (RB) Series A
4.000%, 02/01/13	2,500	2,516
Purdue University, Student Facilities System (RB) Series A (VRDN)
0.150%, 12/07/12	2,435	2,435

		4,951

Iowa — 1.6%
Iowa City (RB) (SBPA - U.S. Bank) (VRDN)
0.190%, 12/03/12	8,815	8,815
Iowa Higher Education Loan Authority, Private Education Capital Loan Program-Morningside College (RN) Series C (LOC - U.S. Bank)
2.000%, 05/16/13	1,800	1,813

		10,628

Kentucky — 1.4%
Berea Educational Facilities, Berea College Project (RB) Series A (VRDN)
0.190%, 12/03/12	4,145	4,145
Berea Educational Facilities, Berea College Project (RB) Series B (VRDN)
0.190%, 12/03/12	5,495	5,495

		9,640

	Par (000)	Value (000)
Louisiana — 2.8%
Louisiana Public Facilities Authority, CHRISTUS Health (RB) Series B-3 (LOC - Bank of New York Mellon) (VRDN)
0.140%, 12/07/12	$19,560	$19,560

Maryland — 1.6%
Baltimore Industrial Development Authority, Baltimore Capital Aquisition (RB) (LOC - Bayerische Landesbank) (VRDN)
0.270%, 12/07/12	10,900	10,900

Massachusetts — 7.9%
Commonwealth of Massachusetts, Construction Loan (GO) Series A (SBPA - Wells Fargo Bank) (VRDN)
0.180%, 12/03/12	7,315	7,315
Massachusetts Health & Educational Facilities Authority, Children’s Hospital Project (RB) Series N-4 (LOC - JPMorgan Chase Bank) (VRDN)
0.180%, 12/03/12	5,600	5,600
Massachusetts Health & Educational Facilities Authority, Partners Healthcare System (RB) Series F-4 (SBPA - Bank of America) (VRDN)
0.200%, 12/07/12	13,785	13,785
Massachusetts Water Resources Authority (RB) Sub-Series C (LOC - Landesbank Hessen-Thuringen) (VRDN)
0.170%, 12/03/12	13,105	13,105
Massachusetts Water Resources Authority (RB) Sub-Series D (LOC - Landesbank Baden-Wurttemberg) (VRDN)
0.190%, 12/03/12	14,350	14,350

		54,155

Michigan — 7.3%
Michigan Finance Authority (RN) Series B-2 (LOC - JPMorgan Chase Bank)
2.000%, 08/20/13	6,000	6,074
Michigan Finance Authority, Unemployment Obligation Assessment (RB)
2.000%, 07/01/13	5,000	5,053
University of Michigan (RB) Series C
2.000%, 04/01/13	5,685	5,720
University of Michigan (TECP)
0.180%, 12/06/12	13,000	13,000
University of Michigan Hospital (RB) Series B (VRDN)
0.160%, 12/07/12	20,000	20,000

		49,847

Minnesota — 4.7%
Minneapolis, University Gateway Project (RB) Series B (SBPA - Wells Fargo Bank) (VRDN)
0.180%, 12/07/12	10,770	10,770
Minnesota State Retirement System Building (RB)
2.000%, 06/01/13	1,655	1,669
Rochester (TECP)
0.190%, 12/06/12	10,000	10,000

See Notes to Financial Statements.

27

P N C   T a x   E x e m p t   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0,   2 0 1 2   ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Minnesota — continued
University of Minnesota (TECP)
0.180%, 02/12/13	$10,000	$10,000

		32,439

Mississippi — 0.5%
Mississippi Business Finance Commission Gulf Opportunity Zone, Chevron USA, Inc. Project (RB) Series B (VRDN)
0.180%, 12/03/12	3,075	3,075

Missouri — 1.7%
Missouri Development Finance Board, The Nelson Gallery Foundation (RB) Series A (SBPA - JPMorgan Chase Bank) (VRDN)
0.180%, 12/03/12	4,000	4,000
Missouri State Health & Educational Facilities Authority, Ascension Health (RB) Series C-3 (VRDN)
0.150%, 12/07/12	7,875	7,875

		11,875

New Mexico — 0.7%
New Mexico Hospital Equipment Loan Council, Presbyterian HealthCare (RB) Series C (SBPA - Wells Fargo Bank) (VRDN)
0.160%, 12/07/12	5,070	5,070

New York — 4.0%
New York (GO) Sub-Series B-3 (LOC - TD Bank) (VRDN)
0.140%, 12/07/12	16,200	16,200
New York (GO) Sub-Series H-1 (LOC - Bank of New York Mellon) (VRDN)
0.150%, 12/03/12	3,355	3,355
New York City Transitional Finance Authority, New York City Recovery (RB) Series 1, Sub-Series 1D (SBPA - Landesbank Hessen-Thuringen Girozentrale) (VRDN)
0.180%, 12/03/12	2,200	2,200
New York State Environmental Facilities Corporation, New York City Municipal Water Project (RB) Series F
2.000%, 06/15/13	5,840	5,897

		27,652

North Carolina — 6.2%
North Carolina (GO) Series B
5.000%, 06/01/13	1,750	1,792
North Carolina Educational Facilities Finance Agency, Davidson College (RB) Series B (VRDN)
0.180%, 12/07/12	13,715	13,715
North Carolina State University at Raleigh (RB) Series B (SBPA - Bayerische Landesbank) (VRDN)
0.160%, 12/07/12	9,070	9,070
University of North Carolina at Chapel Hill (RB) Series B (VRDN)
0.160%, 12/07/12	12,925	12,925

	Par (000)	Value (000)

University of North Carolina at Chapel Hill (TECP)
0.190%, 03/06/13	$5,000	$5,000

		42,502

Ohio — 17.4%
Franklin County Hospital Facilities, OhioHealth Corporation (RB) Series A (SBPA - Barclays Bank PLC) (VRDN)
0.160%, 12/07/12	18,080	18,080
Franklin County Hospital Facilities, OhioHealth Corporation (RB) Series B (SBPA - Barclays Bank PLC) (VRDN)
0.160%, 12/07/12	9,520	9,520
Franklin County Hospital Improvement, Nationwide Children’s Hospital Project (RB) Series B (VRDN)
0.160%, 12/07/12	24,300	24,300
Franklin County, Holy Cross Health Systems Corporation (RB) (VRDN)
0.140%, 12/07/12	9,600	9,600
Montgomery County, Catholic Health Initiatives (RB) Series B-1 (SBPA - Bank of New York Mellon) (VRDN)
0.170%, 12/07/12	3,650	3,650
Montgomery County, Miami Valley Hospital (RB) Series B (SBPA - Barclays Bank PLC) (VRDN)
0.180%, 12/03/12	2,800	2,800
Montgomery County, Miami Valley Hospital (RB) Series B (SBPA - JPMorgan Chase Bank) (VRDN)
0.180%, 12/03/12	3,000	3,000
Ohio Higher Educational Facility Commission, Case Western Reserve University 2002 Project (RB) Series A (SBPA - Wells Fargo Bank) (VRDN)
0.190%, 12/03/12	4,435	4,435
Ohio Higher Educational Facility Commission, Case Western Reserve University Project (RB) Series B-1 (LOC - U.S. Bank) (VRDN)
0.190%, 12/03/12	2,050	2,050
Ohio Higher Educational Facility Commission, Oberlin College 2008 Project (RB) (SBPA - U.S. Bank NA) (VRDN)
0.170%, 12/07/12	4,800	4,800
Ohio State (GO) Series A (VRDN)
0.140%, 12/07/12	14,960	14,960
Ohio State (GO) Series B (VRDN)
0.160%, 12/07/12	9,200	9,200
Ohio State University (RB) (VRDN)
0.140%, 12/07/12	2,500	2,500
Ohio State University (RB) Series B (VRDN)
0.150%, 12/07/12	10,760	10,760

		119,655

See Notes to Financial Statements.

28

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Pennsylvania — 12.3%
Beaver County Industrial Development Authority, FirstEnergy Generation Project (RB) Series B (LOC - Bank of Nova Scotia) (VRDN)
0.170%, 12/03/12	$3,200	$3,200
Dauphin County (GO) Series B
4.000%, 08/01/13	1,230	1,261
Delaware County Industrial Development Authority, Resource Recovery Facilities (RB) Series G (VRDN)
0.220%, 12/07/12	15,050	15,050
Erie Water Authority (RB) Series B (LOC - Federal Home Loan Bank) (AGM) (VRDN)
2.500%, 06/01/13	3,000	3,030
Lower Merion Township School District, Capital Project (GO) Series B (LOC - U.S. Bank) (VRDN)
0.150%, 12/07/12	10,850	10,850
Northampton County General Purpose Authority, Lehigh University (RB) (SBPA - TD Bank) (VRDN)
0.150%, 12/07/12	700	700
Northampton County General Purpose Authority, Lehigh University (RB) Series B (SBPA - JPMorgan Chase Bank) (VRDN)
0.160%, 12/06/12	4,615	4,615
Northampton County Higher Education Authority, Lehigh University (RB) Series A (SBPA - Wells Fargo) (VRDN)
0.160%, 12/07/12	600	600
Pennsylvania Higher Educational Facilities Authority, Drexel University (RB) Series B (LOC - Wells Fargo Bank) (VRDN)
0.180%, 12/07/12	810	810
Philadelphia (GO) Series B (LOC - Royal Bank of Canada) (VRDN)
0.150%, 12/07/12	6,050	6,050
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series A (SBPA - Wells Fargo Bank (VRDN)
0.180%, 12/03/12	10,435	10,435
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series B (SBPA - JPMorgan Chase Bank) (VRDN)
0.180%, 12/03/12	2,000	2,000
Philadelphia Hospitals & Higher Education Facilities Authority, Children’s Hospital of Philadelphia Project (RB) Series B (SBPA - Wells Fargo Bank) (VRDN)
0.180%, 12/03/12	6,090	6,090
Pittsburgh Water & Sewer Authority (RB) Sub-Series C-1C (LOC - Washington Federal Savings Bank and Federal Home Loan Bank) (AGM) (VRDN)
0.400%, 09/01/13	2,000	2,000

	Par (000)	Value (000)

St. Mary Hospital Authority, Catholic Health Initiatives (RB) Series C (VRDN)
0.170%, 12/07/12	$6,390	$6,390
Washington County Authority, University of Pennsylvania (RB) (VRDN)
0.160%, 12/07/12	11,665	11,665

		84,746

Tennessee — 1.4%
Chattanooga Health Educational & Housing Facility Board, Catholic Health Initiatives (RB) Series C (VRDN)
0.170%, 12/07/12	9,840	9,840

Texas — 15.7%
Garland (TECP)
0.230%, 02/14/13	10,000	10,000
Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System (RB) Sub-Series C-1 (VRDN)
0.180%, 12/03/12	8,555	8,555
Harris County Cultural Education Facilities Finance Corporation, Methodist Hospital System (RB) Sub-Series C-2 (VRDN)
0.180%, 12/03/12	4,480	4,480
Harris County Health Facilities Development Corporation, Methodist Hospital System (RB) Series A-1 (VRDN)
0.180%, 12/03/12	10,970	10,970
Harris County Health Facilities Development Corporation, Texas Children’s Health (RB) Series 2 (SBPA - Wells Fargo Bank) (VRDN)
0.180%, 12/03/12	3,000	3,000
Red River Education Financing Corporation, Texas Christian University Project (RB) (VRDN)
0.160%, 12/07/12	5,000	5,000
0.170%, 12/07/12	18,000	18,000
Tarrant County (GO)
3.000%, 07/15/13	1,000	1,017
Tarrant County Cultural Education Facilities Finance Corporation, Baylor Health Care System Project (RB) Series D (LOC - JPMorgan Chase Bank) (VRDN)
0.160%, 12/07/12	3,600	3,600
Tarrant County Health Facilities Development Corporation, Cook Children’s Medical System (RB) Series B (VRDN)
0.160%, 12/07/12	22,615	22,615
Texas (TRAN)
2.500%, 08/30/13	7,000	7,119
Texas A&M University (RB) Series D
5.000%, 05/15/13	1,000	1,022
Texas Water Development Board (RB) Sub-Series A (SBPA - JPMorgan Chase Bank) (VRDN)
0.190%, 12/03/12	5,320	5,320
University of Houston (TECP)
0.180%, 12/11/12	5,765	5,765

See Notes to Financial Statements.

29

P N C   T a x   E x e m p t   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0,   2 0 1 2   ( U n a u d i t e d )

	Par (000)	Value (000)
MUNICIPAL SECURITIES — continued
Texas — continued
University of North Texas (RB)
5.000%, 04/15/13	$1,725	$1,755

		108,218

Utah — 2.1%
Utah County, IHC Health Services (RB) Series C (SBPA - U.S. Bank) (VRDN)
0.170%, 12/07/12	14,400	14,400

Virginia — 3.5%
Fairfax County Industrial Development Authority, Fairfax Hospital (RB) Series D (LOC - Northern Trust) (VRDN)
0.180%, 12/07/12	4,700	4,700
Fairfax County Industrial Development Authority, INOVA Health System Project (RB) Series C-1 (SBPA - JPMorgan Chase Bank) (VRDN)
0.180%, 12/03/12	2,000	2,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series B (VRDN)
0.150%, 12/07/12	9,000	9,000
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute (RB) Series E (VRDN)
0.150%, 12/07/12	3,300	3,300
Virginia College Building Authority, 21st Century College (RB) Series B (SBPA - Wells Fargo Bank) (VRDN)
0.190%, 12/03/12	4,750	4,750

		23,750

Total Municipal Securities
(Cost $686,005)		686,005

TOTAL INVESTMENTS — 99.8%
(Cost $686,005)*		686,005

Other Assets & Liabilities – 0.2%		1,585

TOTAL NET ASSETS — 100.0%		$687,590

* Also	cost for Federal income tax purposes.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Municipal Securities	$–	$686,005	$–	$686,005

Total Assets - Investments in Securities	$–	$686,005	$–	$686,005

See Notes to Financial Statements.

30

P N C   T r e a s u r y   M o n e y   M a r k e t   F u n d

S C H E D U L E   O F   I N V E S T M E N T S

N o v e m b e r   3 0,   2 0 1 2    ( U n a u d i t e d )

	Par (000)	Value (000)
U.S. TREASURY OBLIGATIONS — 100.0%
U.S. Treasury Bills† — 55.0%
0.050%, 12/06/12	$12,000	$12,000
0.090%, 12/06/12	10,000	10,000
0.080%, 12/13/12	5,000	5,000
0.115%, 12/13/12	1,500	1,500
0.123%, 12/13/12	10,000	9,999
0.100%, 12/14/12	5,000	5,000
0.100%, 12/20/12	15,000	14,999
0.081%, 01/03/13	4,500	4,500
0.085%, 01/03/13	2,000	2,000
0.096%, 01/03/13	20,000	19,998
0.072%, 01/10/13	15,000	14,999
0.057%, 01/31/13	10,000	9,999
0.105%, 01/31/13	6,000	5,999
0.060%, 02/07/13	10,000	9,999
0.069%, 02/07/13	10,000	9,999
0.079%, 02/14/13	10,000	9,998
0.085%, 02/21/13	5,000	4,999
0.070%, 02/28/13	35,000	34,994
0.132%, 03/07/13	5,000	4,998

		190,980

U.S. Treasury Notes — 45.0%
1.125%, 12/15/12	41,000	41,015
0.625%, 12/31/12	9,000	9,003
1.375%, 01/15/13	40,000	40,061
0.625%, 01/31/13	12,000	12,009
1.375%, 02/15/13	18,000	18,045
1.375%, 03/15/13	32,000	32,114
0.125%, 08/31/13	4,000	3,998

		156,245

Total U.S. Treasury Obligations (Cost $347,225)		347,225

	Number of Shares	Value (000)
MONEY MARKET FUNDS — 1.6%
BlackRock Treasury Trust Fund††	500,000	$ 500
Dreyfus Treasury Cash Management	5,105,622	5,106

Total Money Market Funds (Cost $5,606)		5,606

TOTAL INVESTMENTS — 101.6% (Cost $352,831)*		352,831

Other Assets & Liabilities – (1.6)%		(5,678)

TOTAL NET ASSETS — 100.0%		$347,153

*  Also cost for Federal income tax purposes.

†  The rate shown is the effective yield at purchase date.

††  Affiliated Holding. See Note 3 in Notes to Financial Statements.

Valuation Hierarchy:

A summary of inputs used to value the Fund’s investments as of November 30, 2012 is as follows (See Note 2 in Notes to Financial Statements).

	Level 1 Quoted Prices (000)	Level 2 Other Significant Observable Inputs (000)	Level 3 Significant Unobservable Inputs (000)	Total Value (000)

Money Market Funds	$5,606	$–	$–	$5,606

U.S. Treasury Obligations	–	347,225	–	347,225

Total Assets - Investments in Securities	$5,606	$347,225	$–	$352,831

See Notes to Financial Statements.

31

P N C   M o n e y    M a r k e t    F u n d s

S T A T E M E N T S   O F   A S S E T S   A N D   L I A B I L I T I E S   ( 0 0 0 )

N o v e m b e r   3 0,   2 0 1 2   ( U n a u d i t e d )

	Government Money Market Fund	Money Market Fund	Ohio Municipal Money Market Fund

ASSETS
Investments in non-affiliates at value	$588,743	$1,233,884	$160,741
Investments in repurchase agreements at value*	394,896	506,536	–
Investments in affiliates at value	15,018	–	–

Total Investments at value(1)	998,657	1,740,420	160,741

Cash	–	1,956	4,261
Receivable for shares of beneficial interest issued	–	19,720	107
Dividends and interest receivable	635	407	251
Prepaid expenses	40	55	15
Other receivables	55	95	9

Total Assets	999,387	1,762,653	165,384

LIABILITIES
Payable for shares of beneficial interest redeemed	27,468	3,703	303
Payable for investment securities purchased	–	–	5,640
Dividends payable
Class I	8	60	3
Class A	1	9	–
Investment advisory fees payable	50	90	6
12b-1 fees payable
Class A	7	13	–
Administration fees payable	43	73	8
Custodian fees payable	24	36	3
Transfer agent fees payable	14	29	4
Trustees’ deferred compensation payable	55	95	9
Trustees’ fees payable	24	43	4
Other liabilities	46	19	14

Total Liabilities	27,740	4,170	5,994

TOTAL NET ASSETS	$971,647	$1,758,483	$159,390

Investments in non-affiliates at cost	$588,743	$1,233,884	$160,741
Investments in repurchase agreements at cost	394,896	506,536	–
Investments in affiliates at cost	15,018	–	–

(1) Total Investments at cost	$998,657	$1,740,420	$160,741

*	Repurchase agreements exceeding 10% of total assets are shown separately on the Statements of Assets and Liabilities. See Schedules of Investments for details of all repurchase agreements.

See Notes to Financial Statements.

32

Government		Ohio Municipal
Money Market	Money Market	Money Market
Fund	Fund	Fund

NET ASSETS:

Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$971,748	$1,758,521	$159,391
Distributions in Excess of Net Investment Income	(42)	(48)	1
Accumulated Net Realized Gain (Loss) on Investments	(59)	10	(2)

Total Net Assets	$971,647	$1,758,483	$159,390

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$884,546,481	$1,488,352,371	$155,167,557

Class I shares outstanding	884,720,223	1,488,429,190	155,169,287

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

Net assets applicable to Class A	$87,100,281	$270,053,905	$1,067,845

Class A shares outstanding	87,132,695	270,089,032	1,067,835

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

Net assets applicable to Class C	N/A	$76,993	N/A

Class C shares outstanding	N/A	76,983	N/A

Net Asset Value, Offering and Redemption Price Per Share	N/A	$1.00	N/A

Net assets applicable to Class T	N/A	N/A	$3,154,917

Class T shares outstanding	N/A	N/A	3,154,891

Net Asset Value, Offering and Redemption Price Per Share	N/A	N/A	$1.00

See Notes to Financial Statements.

33

P N C  M o n e y   M a r k e t   F u n d s

S T A T E M E N T S  O F  A S S E T S   A N D  L I A B I L I T I E S  ( 0 0 0 )

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

	Pennsylvania Tax Exempt Money Market Fund	Tax Exempt Money Market Fund	Treasury Money Market Fund

ASSETS
Investments in non-affiliates at value	$78,134	$686,005	$352,331
Investments in affiliates at value	–	–	500

Total Investments at value(1)	78,134	686,005	352,831

Cash	816	564	–
Receivable for shares of beneficial interest issued	99	3,718	810
Dividends and interest receivable	122	726	637
Receivable from Adviser	–	–	8
Prepaid expenses	13	37	34
Other receivables	4	38	19

Total Assets	79,188	691,088	354,339

LIABILITIES
Payable for shares of beneficial interest redeemed	3,988	3,319	7,108
Dividends payable
Class I	1	10	6
Class A	–	–	2
Class T	–	3	–
Investment advisory fees payable	1	38	–
12b-1 fees payable
Class A	1	5	2
Administration fees payable	4	32	16
Custodian fees payable	2	10	6
Transfer agent fees payable	1	4	7
Trustees’ deferred compensation payable	4	38	19
Trustees’ fees payable	2	15	10
Other liabilities	–	24	10

Total Liabilities	4,004	3,498	7,186

TOTAL NET ASSETS	$75,184	$687,590	$347,153

Investments in non-affiliates at cost	$78,134	$686,005	$352,331
Investments in affiliates at cost	–	–	500

(1)Total Investments at cost	$78,134	$686,005	$352,831

See Notes to Financial Statements.

34

Pennsylvania Tax Exempt Money Market Fund	Tax Exempt Money Market Fund	Treasury Money Market Fund

NET ASSETS:
Shares of Beneficial Interest (Unlimited Authorization — No Par Value)	$75,188	$687,605	$347,187
Distributions in Excess of Net Investment Income	–	–	(15)
Accumulated Net Realized Gain (Loss) on Investments	(4)	(15)	(19)

Total Net Assets	$75,184	$687,590	$347,153

NET ASSET VALUE (In unrounded dollars and shares):
Net assets applicable to Class I	$63,531,028	$519,371,296	$250,574,176

Class I shares outstanding	63,586,114	519,421,622	250,605,442

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

Net assets applicable to Class A	$11,077,581	$37,514,672	$96,578,970

Class A shares outstanding	11,080,192	37,513,106	96,589,705

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	$1.00

Net assets applicable to Class T	$575,131	$130,703,777	N/A

Class T shares outstanding	575,079	130,703,324	N/A

Net Asset Value, Offering and Redemption Price Per Share	$1.00	$1.00	N/A

See Notes to Financial Statements.

35

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  O P E R A T I O N S  ( 0 0 0 )

F o r  t h e  S i x  M o n t h s  E n d e d  N o v e m b e r  3 0 ,  2 0 1 2  ( U n a u d i t e d )

Government Money Market Fund	Money Market Fund

Investment Income:
Dividends	$1	$–
Interest	874	1,952

Total Investment Income	875	1,952

Expenses:
Investment advisory fees	1,245	2,145
Administration fees	255	437
Transfer agent fees	66	118
Custodian fees	21	32
Professional fees	75	130
Pricing service fees	3	5
Printing and shareholder reports	18	53
Registration and filing fees	24	36
Trustees’ fees	36	63
Miscellaneous	35	55

Total Expenses	1,778	3,074

Less:
Waiver of investment advisory fees(1)	(953)	(1,555)
Expense reimbursements:(1)	–	–

Net Expenses	825	1,519

Net Investment Income	50	433

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments Sold	5	10

Net Increase in Net Assets Resulting from Operations	$55	$443

(1)	See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

36

Ohio Municipal Money Market Fund	Pennsylvania Tax Exempt Money Market Fund	Tax Exempt Money Market Fund	Treasury Money Market Fund

$–	$–	$–	$–
165	69	593	181

165	69	593	181

157	67	688	435
44	21	178	92
12	5	38	25
3	2	9	5
13	9	49	29
3	3	7	2
13	2	7	5
10	9	25	19
5	2	23	13
3	2	15	14

263	122	1,039	639

(115)	(59)	(515)	(435)
–	–	–	(45)

148	63	524	159

17	6	69	22

1	(4)	2	4

$18	$2	$71	$26

See Notes to Financial Statements.

37

P N C  M o n e y  M a r k e t  F u n d s

S T A T E M E N T S  O F  C H A N G E S  I N  N E T  A S S E T S  ( 0 0 0 )  ( U n a u d i t e d )

	Government Money Market Fund		Money Market Fund
	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012
Investment Activities:
Net investment income	$50	$157	$433	$949
Net realized gain (loss) on investments sold	5	–	10	2

Net increase in net assets resulting from operations	55	157	443	951

Dividends to Shareholders:
Dividends from net investment income:
Class I	(45)	(136)	(353)	(765)
Class A	(5)	(21)	(80)	(198)
Class T	–	–	–	–
Distributions from net realized gains
Class I	–	–	–	–
Class A	–	–	–	–

Total dividends	(50)	(157)	(433)	(963)

Share Transactions (all at $1.00 per share):
Proceeds from shares issued:
Class I	1,013,857	1,594,956	841,190	1,462,301
Class A	568,452	785,192	444,412	846,623
Class C	–	–	16	121
Class T	–	–	–	–
Reinvestment of dividends:
Class I	–	–	3	7
Class A	–	–	26	97

Total proceeds from shares issued and reinvested	1,582,309	2,380,148	1,285,647	2,309,149

Value of shares redeemed:
Class I	(1,089,827)	(1,642,697)	(787,692)	(1,509,326)
Class A	(590,876)	(829,339)	(554,612)	(923,707)
Class C	–	–	(17)	(174)
Class T	–	–	–	–

Total value of shares redeemed	(1,680,703)	(2,472,036)	(1,342,321)	(2,433,207)

Increase (decrease) in net assets from share transactions	(98,394)	(91,888)	(56,674)	(124,058)

Total increase (decrease) in net assets	(98,389)	(91,888)	(56,664)	(124,070)

Net Assets:
Beginning of period	1,070,036	1,161,924	1,815,147	1,939,217

End of period*	$971,647	$1,070,036	$1,758,483	$1,815,147

*Including distributions in excess of net investment income	$(42)	$(42)	$(48)	$(48)

(1)	See Note 9 in Notes to Financial Statements.

See Notes to Financial Statements.

38

Ohio Municipal Money Market Fund		Pennsylvania Tax Exempt Money Market Fund		Tax Exempt Money Market Fund		Treasury Money Market Fund
For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012	For the Six Months Ended November 30, 2012	For the Year Ended May 31, 2012

$17	$50	$6	$17	$69	$137	$22	$44
1	–	(4)	–	2	–	4	(4)

18	50	2	17	71	137	26	40

(16)	(42)	(5)	(15)	(55)	(122)	(16)	(34)
–	(7)	(1)	(2)	(4)	(10)	(6)	(10)
–	(1)	–	–	(10)	(5)	–	–

–	–	–	(44)	–	–	–	–
–	–	–	(6)	–	–	–	–

(16)	(50)	(6)	(67)	(69)	(137)	(22)	(44)

118,721	286,354	58,554	102,356	535,432	1,246,080	347,964	1,350,060
3,734	2,748	14,643	33,880	29,122	75,586	118,722	271,324
–	–	–	–	–	–	–	–
2,808	5,891	645	763	192,365	78,026	–	–

–	–	–	–	–	–	–	–
–	2	1	7	2	7	–	–

125,263	294,995	73,843	137,006	756,921	1,399,699	466,686	1,621,384

(101,968)	(357,601)	(55,019)	(112,331)	(547,471)	(1,254,327)	(424,086)	(1,283,810)
(4,512)	(3,853)	(12,321)	(35,501)	(28,858)	(71,120)	(105,849)	(281,076)
–	–	–	–	–	–	–	–
(1,658)	(7,063)	(714)	(445)	(91,040)	(51,455)	–	–

(108,138)	(368,517)	(68,054)	(148,277)	(667,369)	(1,376,902)	(529,935)	(1,564,886)

17,125	(73,522)	5,789	(11,271)	89,552	22,797	(63,249)	56,498

17,127	(73,522)	5,785	(11,321)	89,554	22,797	(63,245)	56,494

142,263	215,785	69,399	80,720	598,036	575,239	410,398	353,904

$159,390	$142,263	$75,184	$69,399	$687,590	$598,036	$347,153	$410,398

$1	$–	$–	$–	$–	$–	$(15)	$(15)

See Notes to Financial Statements.

39

P N C  M o n e y  M a r k e t  F u n d s

N O T E S  T O  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 2   ( U n a u d i t e d )

1. Fund Organization

PNC Funds (the “Trust”), a Delaware statutory trust, is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of November 30, 2012, the Trust offered for sale shares of 35 Funds. Each of the Funds is authorized to issue various classes of shares (individually, a “Class”, collectively, the “Classes”). Each share class represents an interest in the same portfolio of investments of the respective Fund and is substantially the same in all respects, except that the classes are subject to different distribution (12b-1) fees and/or shareholder services fees, sales charges and investment minimums. With respect to the PNC Money Market Funds, as defined below, Class I, Class T and Class A Shares are sold without a sales charge; Class C Shares of the Money Market Fund are available only through dividend reinvestments and permitted exchanges and may incur contingent deferred sales charges. Contingent deferred sales charges may be reduced or waived under certain circumstances.

The Trust currently offers five asset categories that consist of the following Funds:

Target Date Funds

Target 2020 Fund, Target 2030 Fund, Target 2040 Fund, Target 2050 Fund and Retirement Income Fund;

Equity Funds

Balanced Allocation Fund, International Equity Fund, Large Cap Core Equity Fund, Large Cap Growth Fund, Large Cap Value Fund, Mid Cap Value Fund, Multi-Factor Small Cap Core Fund, Multi-Factor Small Cap Growth Fund, Multi-Factor Small Cap Value Fund, S&P 500 Index Fund and Small Cap Fund;

Fixed Income Funds

Bond Fund, Government Mortgage Fund, High Yield Bond Fund, Intermediate Bond Fund, Limited Maturity Bond Fund, Total Return Advantage Fund and Ultra Short Bond Fund;

Tax Exempt Bond Funds

Intermediate Tax Exempt Bond Fund, Maryland Tax Exempt Bond Fund, Michigan Intermediate Municipal Bond Fund, Ohio Intermediate Tax Exempt Bond Fund, Pennsylvania Intermediate Municipal Bond Fund and Tax Exempt Limited Maturity Bond Fund; and

Money Market Funds

Government Money Market Fund, Money Market Fund, Ohio Municipal Money Market Fund, Pennsylvania Tax Exempt Money Market Fund, Tax Exempt Money Market Fund and Treasury Money Market Fund.

The financial statements presented herein are those of the PNC Money Market Funds (each referred to as a “Fund,” or collectively as the “Funds”). The financial statements of the Target Date Funds, Equity Funds, Fixed Income Funds and Tax Exempt Bond Funds are not presented herein, but are presented separately.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation

The investments of the Funds, other than investments in other money market funds and repurchase agreements, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant proportionate accretion of discount or amortization of premium to its effective maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, a Fund may value its investments at market price, or fair value prices may be determined in good faith using methods approved by the Board of Trustees of the Trust (the “Board”). No such investments held on November 30, 2012 were valued using a method other than amortized cost.

40

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

Investments in repurchase agreements are valued at par each business day.

The Financial Accounting Standards Board (“FASB”) statement “Fair Value Measurements and Disclosures” defines fair value as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment. Valuation techniques should maximize the use of observable market data and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Fair value measurements utilize a hierarchy based on the observability of inputs used to establish fair value. These inputs, listed below, are summarized in three broad levels and investment assets reported at fair value are classified on the basis of the lowest level input that is significant to fair value:

—	Level 1 — quoted prices in active markets for identical securities, including, but not limited to:

Investment Companies – investments in open-end mutual funds which are valued at their closing NAV.

—	Level 2 — other significant observable inputs, including but not limited to:

All Securities – quoted prices for similar securities; quoted prices based on recently executed transactions; adjusted quoted prices based on observable and formulaic inputs; or, observable correlated market inputs.

Fixed Income Securities – independent pricing service-supplied valuations, including matrix pricing, based on methods which consider standard inputs such as yields or prices of bonds of comparable quality, stability, risk, coupon, maturity, type, trading factors, indications of value from dealers or other financial institutions that trade the securities; short term obligations valued at amortized cost; or, repurchase agreements.

—	Level 3 — significant unobservable inputs, including but not limited to:

All Securities – modeling or manual pricing based on each Fund’s own assumptions in determining fair value of investments; or, the significant use of unobservable inputs or stale inputs.

Fixed Income Securities – pricing utilizing standard inputs which are considered unobservable.

Each Fund recognizes transfers into and out of levels at the end of the reporting period. The Funds did not have any transfers between Level 1 and Level 2 during the six months ended November 30, 2012.

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The valuation hierarchy of each Fund’s securities as of November 30, 2012 can be found at the end of each Fund’s Schedule of Investments.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on a trade date basis for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the estimated lives of the respective investments using the effective interest method. Expenses common to all of the Funds in the Trust are allocated among the Funds primarily on the basis of each Fund’s respective average net assets. However, other allocation methodologies may also be utilized when appropriate for a given circumstance, including a fixed or straight-line

41

P N C  M o n e y  M a r k e t  F u n d s

N O T E S  TO  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0 ,  2 0 1 2  ( U n a u d i t e d )

allocation across Funds. Expenses common to all Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class.

Dividends and Distributions to Shareholders

Dividends from net investment income for each of the Funds are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by each of the Funds. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in the amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in any future gains and losses with respect to the security.

Repurchase Agreements

The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund purchases a debt obligation from a financial institution such as a bank or broker-dealer, subject to a mutual agreement that the seller will repurchase the obligation at an agreed-upon price and time. The debt obligation is collateralized by securities held in safekeeping by the Fund’s custodian or another qualified custodian or in the Federal Reserve/U.S. Treasury book-entry system with value no less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value. The Funds may be subject to costly and lengthy legal proceedings to sell the underlying security and recover any losses incurred that remain.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Funds pursuant to the Advisory Agreement with PNC Capital Advisors, LLC (the “Adviser”), an indirect wholly owned subsidiary of The PNC Financial Services Group, Inc. (“PNC Group”), are payable monthly and are calculated at an annual rate, listed in the table below, of each Fund’s average daily net assets. The Adviser may, from time to time, waive any portion of its fees and reimburse certain expenses of a Fund. Such waivers and reimbursements are voluntary and may be changed or discontinued at any time. The table below lists the advisory fees, waivers and expense reimbursements that were in effect during the six months ended November 30, 2012.

	Annual Rate	Fee Waiver	Expense Reimbursement
Government Money Market Fund*	0.25%	0.19%	0.00%
Money Market Fund*	0.25%	0.18%	0.00%
Ohio Municipal Money Market Fund*	0.20%	0.15%	0.00%
Pennsylvania Tax Exempt Money Market Fund*	0.20%	0.18%	0.00%
Tax Exempt Money Market Fund*	0.20%	0.15%	0.00%
Treasury Money Market Fund*	0.25%	0.25%	0.02%

*

 The Adviser voluntarily agreed to waive advisory fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield of at least 0.05% for the Money Market Fund and 0.01% for the Government Money Market and Treasury Money Market Funds. The Adviser also voluntarily agreed to waive fees and reimburse expenses to the extent necessary to maintain a minimum daily net yield of at least 0.02% for each of the Tax Exempt Money Market Funds. This voluntary advisory fee waiver and expense reimbursement may be changed or terminated by the Adviser at any time.

42

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the “Services Plan”) with respect to the Class A, Class C and Class T Shares of the Funds. Pursuant to the Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions, including affiliates of the Adviser, under which they agree to provide shareholder administrative services to their customers who beneficially own Class A, Class C and Class T Shares in consideration for payment of up to 0.25% of the average daily net assets of each Fund’s Class A Shares or Class C Shares and up to 0.10% of the average daily net assets of each Fund’s Class T Shares.

Pursuant to the shareholder service agreements, the Funds suspended payment of Shareholder Services Fees effective January 1, 2010. This suspension is voluntary and may be changed at any time.

Trustees’ Fees

For the six months ended November 30, 2012, each Trustee received an annual fee of $70,000 plus $6,750 for each Board meeting attended in person, and such amount, up to a maximum of $3,000, as may be determined for each Board meeting attended telephonically, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board received an additional fee of $25,000 per year and the Chairman of the Audit Committee received an additional fee of $6,000 per year for their services in these capacities. Effective January 1, 2013, each Trustee will receive an annual consolidated fee of $76,000 plus $7,250 for attendance at each quarterly Board meeting, and such amount, up to a maximum of $3,250, as may be determined for attendance at special Board meetings convened as necessary, in addition to a reimbursement of all out-of-pocket expenses incurred as a Trustee. The Chairman of the Board will continue to receive an additional fee of $25,000 per year and the Chairman of the Audit Committee will continue to receive an additional fee of $6,000 per year for their services in these capacities. No person who is an officer, director, trustee, or employee of the Adviser, the Underwriter, or any parent of subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust. Fees are paid quarterly in arrears and are allocated to the Trust and PNC Advantage Funds (“Advantage”), another registered investment company overseen by the Trustees and for which PNC Capital Advisors, LLC serves as investment adviser, based on their average daily net assets.

Trustees who receive fees are eligible for participation in the Trust’s Deferred Compensation Plan (the “Plan”), which is an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) and the Adviser are parties to a Co-Administration and Accounting Services Agreement, pursuant to which BNY Mellon and the Adviser serve as Co-Administrators to the Trust. BNY Mellon and the Adviser served as Co-Administrators to the Trust in exchange for fees at the annual rate of 0.05% based on average daily net assets of the Trust’s Funds, excluding the Target Date Funds. For their services as Co-Administrators during the six months ended November 30, 2012, approximately 0.0218% was allocated to BNY Mellon and 0.0282% was allocated to the Adviser in aggregate. BNY Mellon also receives other transaction-based charges and is reimbursed for out-of-pocket expenses.

For the Target Date Funds, the Adviser received fees at an annual rate of 0.01% based on the average daily net assets of the Funds. BNY Mellon receives a base fee in addition to other transaction-based charges and is reimbursed for out-of-pocket expenses.

Affiliated Money Market Funds

Pursuant to SEC rules, the Funds may invest cash balances not otherwise invested in portfolio securities to purchase shares of the Funds offered by the Trust, Advantage and/or the BlackRock Funds.

PNC Group owns a minority interest in BlackRock, Inc. As a result, the BlackRock Funds are considered affiliates of the Adviser. The total net purchases and sales of affiliated Funds for the six months ended November 30, 2012 are presented in the following table.

43

P N C  M o n e y  M a r k e t  F u n d s

N O T E S  TO  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

PNC Advantage Institutional Government Money Market Fund (000)
Government Money Market Fund	$1

The investment by PNC Treasury Money Market Fund in BlackRock Treasury Trust Fund remained unchanged during the six months ended November 30, 2012.

Dividends received from such investments are reported as “Income from affiliate” in the Statements of Operations.

Details of affiliated holdings at November 30, 2012 are included in the respective Fund’s Schedule of Investments.

4. Custodian, Distribution/12b-1 and Transfer Agent Fees

Custodian Fees

The Bank of New York Mellon, an affiliate of BNY Mellon (one of the Trust’s Co-Administrators), serves as the Trust’s Custodian. The Bank of New York Mellon also serves as Custodian for Advantage. The Custodian fees for the Trust (excluding the Target Date Funds) and Advantage are calculated at the following annual rate: 0.0025% of the first $5 billion of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage, 0.002% of the next $5 billion of the combined average daily gross assets of the Trust (excluding the Target Date Funds) and Advantage and 0.001% of the combined average daily gross assets in excess of $10 billion (excluding the Target Date Funds). The Custodian fees are allocated to the Trust and Advantage based on each Fund’s relative average daily net assets. The Bank of New York Mellon also receives other transaction-based charges and is reimbursed for out-of-pocket expenses.

For the Target Date Funds, the Bank of New York Mellon receives a base fee in addition to other transaction-based charges and is reimbursed for out-of-pocket expenses.

Distribution/12b-1 Fees

Professional Funds Distributor, LLC (“PFD”) was acquired by Foreside Financial Group, LLC. A distribution agreement between PFD and the Trust was approved by the Board at its May 31, 2012 board meeting and became effective July 2, 2012. PFD has since been renamed as PNC Funds Distributor, LLC (the “Underwriter”). For its services to the Trust, the Underwriter receives an annual fee payable directly by the Adviser.

For its services to the Trust, the Underwriter receives an annual fee payable directly by the Adviser.

The Trust has adopted a distribution plan for Class A Shares in accordance with Rule 12b-1 under the 1940 Act (“Rule 12b-1”). Pursuant to the Class A Shares plan, the Funds reimburse the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.10% per annum of the average daily net assets of the Funds’ Class A Shares. The Board renewed a contractual commitment whereby actual distribution fees for Class A Shares will be no more than the Distribution (12b-1) fees as stated below for Class A Shares of each Fund. This commitment continues through September 27, 2013, at which time the Board will consider whether to renew, revise or discontinue it.

The Trust also has adopted a distribution plan for Class C Shares of the Money Market Fund in accordance with Rule 12b-1. Pursuant to the Class C Shares plan, the Money Market Fund compensates the Underwriter for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount up to 0.75% per annum of the average daily net assets of the Fund’s Class C Shares.

During the six months ended November 30, 2012, the 12b-1 accrual was at an annual rate of 0.00% for each of the Funds.

During the year ended May 31, 2012, a portion of the Ohio Municipal Money Market Fund and Tax Exempt Money Market Fund Class A Shares distribution plan payable balances as of May 31, 2011 in excess of actual expenses incurred by the Underwriter were reversed.

44

Transfer Agent

BNY Mellon serves as Transfer Agent for the Funds. For its services as Transfer Agent, BNY Mellon receives a fee based primarily upon the number of accounts serviced. Certain minimum fees and transaction charges may apply. For the six months ended November 30, 2012, BNY Mellon received $246,818 from the Funds in aggregate fees and expenses for services rendered under the Transfer Agency Services Agreement.

5. Federal Income Taxes

Each of the Funds is classified as a separate taxable entity for Federal income tax purposes and intends to continue to qualify as a separate “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

Each Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as an expense during the current year. A tax position that does meet the more-likely-than-not recognition threshold shall be measured as the largest amount of tax benefit that is greater than 50 percent likely of being realized upon settlement with the relevant taxing authority. Management has analyzed each Fund’s tax positions through the current six months ended November 30, 2012 and for each Fund’s open tax years (years ended May 31, 2009 through May 31, 2012) and has concluded that no provision for income tax is required in each Fund’s financial statements.

The amount of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature and are attributable primarily to differences in the book/tax treatment of deferred compensation. The character and timing of dividends and/or distributions made during the year from net investment income and/or net realized capital gains may differ from the year that the income or realized capital gains (losses) were recorded by the Funds. To the extent any of these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts for the fiscal year ended May 31, 2012:

	Undistributed (Distributions in Excess of) Net Investment Income (000)	Accumulated Net Realized Losses (000)	Shares of Beneficial Interest (000)
Government Money Market Fund	$1	$ –	$(1)
Money Market Fund	2	(2)	–
Ohio Municipal Money Market Fund	–	–*	–*
*Amount represents less than $500.

For Federal income tax purposes, realized capital losses may be carried forward and applied against future realized capital gains. During the fiscal year ended May 31, 2012, capital loss carryforwards that were utilized to offset capital gains were as follows:

(000)
Government Money Market Fund	$–*
*Amount represents less than $500.

45

P N C  M o n e y  M a r k e t  F u n d s

N O T E S  TO  F I N A N C I A L  S T A T E M E N T S

N o v e m b e r  3 0,  2 0 1 2  ( U n a u d i t e d )

At May 31, 2012, the Funds had capital loss carryforwards (in thousands) available to offset future realized capital gains through the indicated expiration dates:

		Expiring May 31,
	2015	2016	2017	2018	2019	Indefinite	Total
Government Money Market Fund	$–	$64	$ –	$–	$–	$–	$64
Ohio Municipal Money Market Fund	–	–	–	–	3	–	3
Tax Exempt Money Market Fund	2	15	–	–	–	–	17
Treasury Money Market Fund	–	–	10	9	–	4	23

During the year ended May 31, 2012, capital loss carryforwards that expired were as follows:

(000)
Ohio Municipal Money Market Fund	$–*
*Amount represents less than $500.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), net capital losses incurred after May 31, 2011 may be carried forward indefinitely with their character retained as short term or long term. Net capital losses incurred prior to May 31, 2011 may be carried forward for eight years and are treated as short term capital losses in the year to which they were carried. However, the Modernization Act requires that post-enactment net capital losses (i.e., those incurred after May 31, 2011) be used before pre-enactment net capital loss carryforwards, which increases the likelihood that pre-enactment capital loss carryforwards will expire unused.

6. Market and Credit Risk

Each of the Funds may invest up to 5% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect a Fund’s ability to dispose of such securities in a timely manner and at a fair price. Securities acquired under the provisions of Rule 144A can only be traded between qualified institutional buyers. Any such security will not be considered illiquid so long as it is determined by the Board or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. Details of investments in illiquid and/or restricted securities are included in each Fund’s Schedule of Investments.

The Ohio Municipal Money Market and Pennsylvania Tax Exempt Money Market Funds follow an investment policy of investing primarily in municipal obligations of one state. The Tax Exempt Money Market Fund follows an investment policy of investing in municipal obligations of various states which may, at times, comprise concentrations in one or several states. Economic changes affecting each state and related public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Funds. The repayment of certain municipal obligations may be insured by third parties. Although bond insurance reduces the risk of loss due to default by a municipal issuer, insured bonds remain subject to the risk that their market values may fluctuate for other reasons and there is no assurance that the insurance provider will meet its obligations. Insured securities have been identified in the Schedules of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include letters of credit and liquidity guarantees.

7. Indemnifications

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds have not historically incurred material expenses in respect of those provisions.

8. Payment by Affiliate

On April 21, 2009, PNC Group provided a $1.7 million capital infusion to the Money Market Fund to offset a capital loss resulting from the earlier sale of commercial paper holdings in both Pacific Gas and Electric and Southern California Edison.

46

On November 30, 2010, PNC Group provided $50,000 to the Pennsylvania Tax Exempt Money Market Fund and $133,000 to the Treasury Money Market Fund as capital infusions which represent voluntary contributions to capital. For tax purposes, those contributions represented capital gains to the Funds. Capital gains of $49,856 in the Pennsylvania Tax Exempt Money Market Fund, which could not be offset by a capital loss carryforward, was distributed to shareholders of that fund.

9. Recent Accounting Pronouncement

In December 2011, FASB issued Accounting Standards Update (the “ASU”) “Disclosures about Offsetting Assets and Liabilities,” The ASU requires an entity to make additional disclosures about offsetting assets and liabilities and related arrangements. The new guidance seeks to enhance disclosures by requiring improved information about financial instruments and derivatives instruments that are either (1) offset in according with GAAP or (2) subject to enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in accordance with GAAP. The objective of this information is to enable users of an entity’s financial statements to evaluate the effect or potential effect of netting arrangements on an entity’s financial position, including the effect or potential effect of rights of netting associated with certain financial instruments and derivative instruments in the scope of the update. The ASU is effective for annual periods beginning on or after January 1, 2013 and interim periods within those fiscal periods. Adoption of this accounting guidance is currently being assessed but is not expected to have a material impact to the Funds’ financial statements or disclosures.

10. Subsequent Events

Subsequent events have been evaluated through the date that the financial statements were issued. All subsequent events determined to be relevant and material to the financial statements have been appropriately recorded.

47

T R U S T E E S   R E V I E W   A N D   A P P R O V A L   O F   A D V I S O R Y   A G R E E M E N T

At a meeting held on June 1, 2012, the Trustees of PNC Funds (the “Trust”), including a majority of the Trustees who are not “interested persons” (as such term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), met in person to conduct their annual review of the Advisory Agreement between the Trust and PNC Capital Advisors, LLC (the “Adviser”).

The Trustees discussed with independent counsel to the Trustees (“Independent Counsel”) a memorandum prepared by Independent Counsel that provided a summary of the Trustees’ fiduciary responsibilities under state and federal law relating to the approval of the continuation of the Advisory Agreement. They further discussed that the agreement renewal process was being divided into two meetings to allow the Adviser to present material relating to the services provided to the Funds for the Trustees’ review at the first and to permit the Trustees time to request and evaluate additional information from the Adviser prior to approving the agreement at the next Board meeting.

Independent Counsel then referred the Trustees to the comprehensive written materials prepared by the Adviser in response to Independent Counsel’s request on behalf of the Trustees. These materials addressed the nature of the advisory services provided by the Adviser, including portfolio management personnel and their compensation structure; the performance of the Adviser, including the performance of its other similarly managed accounts; the profitability of the Adviser; the Adviser’s operations with respect to its oversight of sub-advisers; brokerage, trading, soft dollar practices and securities lending practices; fees and expenses of each Fund compared to a peer group selected by Lipper, Inc.; the compliance program of the Adviser; and risk management and monitoring measures. The Trustees then received presentations on a number of topics, including the profitability of the Adviser. A detailed discussion ensued in which the Trustees discussed various factors including, but not limited to, the resources devoted to management of the Funds and a comparison of the fees charged to the Funds with those charged to the Adviser’s institutional clients who receive similar advisory services. Based on this discussion, the Trustees requested additional information from the Adviser relating to fee waiver differences between certain Funds.

At a meeting held on August 29, 2012, the Trustees of the Trust, including the Independent Trustees, met in person to consider the renewal of the Advisory Agreement between the Trust and the Adviser for a one-year period commencing October 1, 2012. They discussed each fund separately and voted to approve the Advisory Agreement on a fund-by-fund basis.

Independent Counsel noted that the Trustees had reviewed at their previous meeting comprehensive written materials prepared by the Adviser in response to Independent Counsel’s request on behalf of the Trustees. Independent Counsel then reported that the Trustees had discussed their responsibilities relating to the approval of the Advisory Agreement, as well as the Adviser’s responses to the Trustees’ follow up questions on the written materials, during their Executive Session. In reaching their decision to renew the Advisory Agreement, the Trustees considered whether the agreement continues to be in the best interests of each of the funds and their shareholders, an evaluation based primarily on the nature and quality of the services provided by the Adviser and the overall fairness of the agreement. They discussed the materials pertaining to the other factors that they must consider for annual review of the agreement as presented at the June meeting, as well as information relevant to the Adviser’s services that they receive throughout the year.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Trustees confirmed that there were no pending litigation or regulatory actions against the Adviser that would adversely affect or prohibit the Adviser’s services to the Trust.

Based on this review, the Trustees concluded that the Adviser had the capabilities, resources and personnel necessary to act as the investment adviser. With respect to the advisory fees, the Trustees noted that such fees remained the same and concluded such fees were fair and reasonable.

Based on their evaluation of all material factors, including those described above, the Trustees concluded that the terms of the agreement remained reasonable and fair and that the renewal of the Advisory Agreement was in the best interests of the Trust and the funds’ shareholders.

48

P N C  M o n e y  M a r k e t  F u n d s

P R O X Y   V O T I N G   A N D   Q U A R T E R L Y   S C H E D U L E S   O F   I N V E S T M E N T S

( U n a u d i t e d )

Proxy Voting

A description of the policies and procedures that PNC Funds use to determine how to vote proxies relating to their portfolio securities as well as information regarding how PNC Funds voted proxies during the most recent 12-month period ended June 30, is available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Fund’s website at pncfunds.com, or on the SEC’s website at http://www.sec.gov.

Quarterly Schedule of Investments

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust’s first and third fiscal quarters. The Trust’s Forms N-Q are available upon request, without charge, by calling 1-800-622-FUND (3863), visiting the Trust’s website at pncfunds.com, on the SEC’s website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

Fund Holdings

A monthly listing of the holdings of the PNC Money Market Funds can be found by visiting the Funds’ website at pncfunds.com.

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Investment Adviser

PNC Capital Advisors, LLC

One East Pratt Street

Baltimore, MD 21202

Underwriter

PNC Funds Distributor, LLC

Three Canal Plaza,

Suite 100,

Portland, ME 04101

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199-3600

Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

P.O. Box 9795

Providence, RI 02940-9795

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PNC Funds

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date 1/16/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin A. McCreadie
Kevin A. McCreadie, President
(principal executive officer)

Date 1/16/2013

By (Signature and Title)*	/s/ John Kernan
John Kernan, Treasurer
(principal financial officer)

Date 1/25/2013

*	Print the name and title of each signing officer under his or her signature.